UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21265

PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2017 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.9%
689	Amazon.com, Inc.(b)	$680,580
1,247	Charter Communications, Inc., Class A(b)	488,712
4,670	China Lodging Group Ltd. ADR (China)(b)	475,079
4,961	Comcast Corp., Class A	200,673
1,946	Cracker Barrel Old Country Store, Inc.	302,506
2,706	Dorman Products, Inc.(b)	211,285
3,308	Grand Canyon Education, Inc.(b)	243,370
2,542	iRobot Corp.(b)	268,206
5,888	Liberty Ventures, Series A(b)	356,695
1,883	Marriott International, Inc., Class A	196,190
1,902	Pool Corp.	205,644
566	Priceline Group, Inc. (The)(b)	1,148,131
20,905	Ruth’s Hospitality Group, Inc.	418,100
9,441	Scientific Games Corp., Class A(b)	349,789
108,523	Sirius XM Holdings, Inc.	635,945
5,972	SodaStream International Ltd. (Israel)(b)	336,343
509	Tesla, Inc.(b)	164,646
773	Ulta Beauty, Inc.(b)	194,185
1,457	Wynn Resorts Ltd.	188,448

		7,064,527

	Consumer Staples - 2.9%
923	Coca-Cola Bottling Co. Consolidated	221,603
1,773	J & J Snack Foods Corp.	232,972
4,059	National Beverage Corp.	414,505
21,687	SunOpta, Inc. (Canada)(b)	206,027

		1,075,107

	Financials - 11.9%
4,797	Ameris Bancorp	219,703
10,866	Arch Capital Group Ltd.(b)	1,056,827
3,700	Banner Corp.	213,749
16,330	BGC Partners, Inc., Class A	205,921
3,027	Credit Acceptance Corp.(b)	754,026
6,320	E*TRADE Financial Corp.(b)	259,120
6,486	East West Bancorp, Inc.	369,572
4,849	Encore Capital Group, Inc.(b)	194,445
6,463	First Merchants Corp.	261,364
4,613	MarketAxess Holdings, Inc.	935,931

		4,470,658

	Health Care - 21.0%
4,617	ABIOMED, Inc.(b)	683,731
3,333	Align Technology, Inc.(b)	557,378
2,467	Alnylam Pharmaceuticals, Inc.(b)	204,120
27,728	Array BioPharma, Inc.(b)	208,237
1,393	Atrion Corp.	880,655
7,099	Clovis Oncology, Inc.(b)	602,066
17,871	Exact Sciences Corp.(b)	693,395
40,292	Exelixis, Inc.(b)	1,092,316
2,543	ICON PLC(b)	266,888
1,191	ICU Medical, Inc.(b)	204,733
3,876	IDEXX Laboratories, Inc.(b)	645,199
3,734	Integra LifeSciences Holdings Corp.(b)	185,430
3,709	Ionis Pharmaceuticals, Inc.(b)	194,352
3,563	Masimo Corp.(b)	337,060
5,762	Merit Medical Systems, Inc.(b)	236,242
12,542	MiMedx Group, Inc.(b)	187,628
3,631	NuVasive, Inc.(b)	238,883
6,844	Spectranetics Corp. (The)(b)	263,494
26,557	Spectrum Pharmaceuticals, Inc.(b)	198,115

		7,879,922

	Industrials - 4.4%
6,223	AAON, Inc.	210,337
4,896	Apogee Enterprises, Inc.	255,033
1,551	Cintas Corp.	209,152
1,630	Elbit Systems Ltd. (Israel)	205,412
3,570	Multi-Color Corp.	287,385
3,004	Old Dominion Freight Line, Inc.	288,114
1,784	Ryanair Holdings PLC ADR (Ireland)(b)	202,181

		1,657,614

	Information Technology - 40.3%
4,231	Activision Blizzard, Inc.	261,391
1,551	Adobe Systems, Inc.(b)	227,206
4,219	Advanced Energy Industries, Inc.(b)	306,088
7,552	Apple, Inc.	1,123,209
4,825	Applied Materials, Inc.	213,796
1,847	Autodesk, Inc.(b)	204,629
2,273	Blackbaud, Inc.	209,889
16,297	Blucora, Inc.(b)	365,053
2,503	Broadcom Ltd.	617,390
8,285	Brooks Automation, Inc.	203,480
9,487	Cadence Design Systems, Inc.(b)	350,070
1,862	Check Point Software Technologies Ltd. (Israel)(b)	196,962
4,533	Cirrus Logic, Inc.(b)	278,507

2,896	Cognex Corp.	$275,294
1,673	Coherent, Inc.(b)	443,345
5,204	Electronic Arts, Inc.(b)	607,515
45,861	Extreme Networks, Inc.(b)	403,118
3,471	Facebook, Inc., Class A(b)	587,467
1,882	IAC/InterActiveCorp.(b)	196,914
4,877	Intuit, Inc.	669,173
1,949	Jack Henry & Associates, Inc.	209,167
1,443	Lam Research Corp.	230,101
2,736	Littelfuse, Inc.	492,972
9,206	Logitech International SA (Switzerland)	331,784
844	MercadoLibre, Inc. (Argentina)	243,426
7,532	Micron Technology, Inc.(b)	211,800
4,417	Monolithic Power Systems, Inc.	451,947
1,584	NetEase, Inc. ADR (China)	493,068
4,720	NVIDIA Corp.	767,047
6,227	Orbotech Ltd. (Israel)(b)	220,809
4,742	Pegasystems, Inc.	286,654
5,498	Proofpoint, Inc.(b)	468,650
2,589	SINA Corp. (China)(b)	245,463
6,977	Skyworks Solutions, Inc.	731,678
2,697	Stamps.com, Inc.(b)	399,426
7,418	Take-Two Interactive Software, Inc.(b)	589,583
13,201	TTM Technologies, Inc.(b)	229,433
3,011	Universal Display Corp.	363,127
7,340	Yandex NV, Class A (Russia)(b)	212,713
4,048	Zillow Group, Inc., Class A(b)	183,901

		15,103,245

	Materials - 0.6%
2,725	Royal Gold, Inc.	236,149

	Total Common Stocks and Other Equity Interests (Cost $28,567,800)	37,487,222

	Money Market Fund - 0.2%
72,844	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $72,844)	72,844

	Total Investments (Cost $28,640,644)(d) - 100.2%	37,560,066
	Other assets less liabilities - (0.2)%	(78,115)

	Net Assets - 100.0%	$37,481,951

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $28,687,129. The net unrealized appreciation was $8,872,937, which consisted of aggregate gross unrealized appreciation of $9,084,863 and aggregate gross unrealized depreciation of $211,926.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.3%
15,718	Aaron’s, Inc.	$727,429
10,553	AMC Networks, Inc., Class A(b)	674,864
63,496	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	558,765
53,216	Best Buy Co., Inc.	3,104,621
2,686	Domino’s Pizza, Inc.	500,939
15,384	Hilton Grand Vacations, Inc.(b)	565,516
5,896	iRobot Corp.(b)	622,087
16,532	Marcus Corp. (The)	449,670
21,762	McDonald’s Corp.	3,376,157
7,030	Papa John’s International, Inc.	501,450
16,182	PetMed Express, Inc.	769,292
32,802	Time Warner, Inc.	3,359,581
20,566	Weight Watchers International, Inc.(b)	736,674
26,193	Wynn Resorts Ltd.	3,387,803

		19,334,848

	Consumer Staples - 9.3%
58,145	Adecoagro SA (Argentina)(b)	591,335
21,490	Central Garden & Pet Co.(b)	687,680
39,463	Hostess Brands, Inc.(b)	602,994
10,196	John B. Sanfilippo & Son, Inc.	655,807
11,945	Nu Skin Enterprises, Inc., Class A	756,835
52,857	Procter & Gamble Co. (The)	4,800,473
5,667	Sanderson Farms, Inc.	740,960
58,628	Wal-Mart Stores, Inc.	4,689,654

		13,525,738

	Energy - 7.0%
27,010	Alliance Holdings GP LP	773,296
94,271	Atwood Oceanics, Inc.(b)(c)	740,970
93,952	Baker Hughes A GE Co.	3,465,889
78,495	CVR Refining LP(b)	580,863
79,715	Transocean Ltd.(b)	689,535
56,810	Valero Energy Corp.	3,918,186

		10,168,739

	Financials - 15.1%
20,687	American Equity Investment Life Holding Co.	553,998
18,600	Apollo Global Management LLC, Class A	522,660
48,466	Athene Holding Ltd., Class A(b)	2,448,987
52,243	CNA Financial Corp.	2,714,024
5,476	Cullen/Frost Bankers, Inc.	497,111
9,258	East West Bancorp, Inc.	527,521
7,337	Evercore Partners, Inc., Class A	577,055
9,638	Everest Re Group Ltd.	2,528,915
16,725	Fidelity & Guaranty Life(c)	520,984
143,258	Genworth Financial, Inc., Class A(b)	491,375
11,589	Lazard Ltd., Class A	541,322
46,885	MetLife, Inc.	2,578,675
14,365	Moelis & Co., Class A	587,528
1,707	National Western Life Group, Inc., Class A	574,559
13,470	Popular, Inc.	567,626
38,303	Principal Financial Group, Inc.	2,556,725
22,638	Prudential Financial, Inc.	2,563,301
14,817	Voya Financial, Inc.	581,419

		21,933,785

	Health Care - 13.1%
17,684	Anthem, Inc.	3,292,938
42,654	Centene Corp.(b)	3,387,581
2,479	Chemed Corp.	489,602
19,856	Cigna Corp.	3,446,207

52,654	Community Health Systems, Inc.(b)	$376,476
38,807	Endo International PLC(b)	427,653
13,821	Humana, Inc.	3,195,415
41,374	Innoviva, Inc.(b)	567,651
5,710	Masimo Corp.(b)	540,166
7,457	Molina Healthcare, Inc.(b)	498,128
14,395	Phibro Animal Health Corp., Class A	549,889
7,915	U.S. Physical Therapy, Inc.	499,436
4,227	United Therapeutics Corp.(b)	542,747
39,110	Valeant Pharmaceuticals International, Inc.(b)	643,751
2,895	WellCare Health Plans, Inc.(b)	512,386

		18,970,026

	Industrials - 10.4%
9,253	Argan, Inc.	596,356
22,570	Cummins, Inc.	3,789,503
45,502	Eaton Corp. PLC	3,560,532
24,275	Kelly Services, Inc., Class A	540,604
11,683	KLX, Inc.(b)	606,581
7,148	Regal Beloit Corp.	595,786
15,498	Rush Enterprises, Inc., Class A(b)	668,429
17,231	Terex Corp.	678,384
12,453	Timken Co. (The)	566,612
43,210	United Continental Holdings, Inc.(b)	2,924,453
26,605	Wabash National Corp.	507,623

		15,034,863

	Information Technology - 22.9%
11,581	Advanced Energy Industries, Inc.(b)	840,202
31,931	AppFolio, Inc., Class A(b)	1,115,988
101,399	Applied Materials, Inc.	4,492,990
13,101	Applied Optoelectronics, Inc.(b)	1,277,216
14,694	Aspen Technology, Inc.(b)	835,648
27,661	Benchmark Electronics, Inc.(b)	930,793
32,515	Brooks Automation, Inc.	798,568
9,563	Cognex Corp.	909,059
154,380	Corning, Inc.	4,498,633
58,050	DXC Technology Co.	4,549,959
29,662	Lam Research Corp.	4,729,903
43,050	Skyworks Solutions, Inc.	4,514,653
9,377	Tech Data Corp.(b)	960,205
25,164	Teradyne, Inc.	870,423
54,126	TTM Technologies, Inc.(b)	940,710
38,481	Ultra Clean Holdings, Inc.(b)	902,379

		33,167,329

	Materials - 3.6%
11,283	Chemours Co. (The)	537,183
41,423	LyondellBasell Industries NV, Class A	3,731,798
42,059	Mercer International, Inc. (Canada)	462,649
7,356	Trinseo SA	517,127

		5,248,757

	Telecommunication Services - 2.1%
8,271	General Communication, Inc., Class A(b)	352,924
30,624	Iridium Communications, Inc.(b)	304,709
128,028	Sprint Corp.(b)	1,021,663
1,692	Straight Path Communications, Inc., Class B(b)	303,545
15,716	T-Mobile US, Inc.(b)	969,048

		2,951,889

	Utilities - 3.2%
85,311	Exelon Corp.	3,270,824
11,319	Ormat Technologies, Inc.	671,217
44,354	Vistra Energy Corp.	728,736

		4,670,777

	Total Common Stocks and Other Equity Interests (Cost $134,764,683)	145,006,751

	Money Market Fund - 0.0%
50,606	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $50,606)	50,606

Schedule of Investments(a)

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $134,815,289) - 100.0%	$145,057,357

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
979,740	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $979,740)	979,740

	Total Investments (Cost $135,795,029)(f) - 100.7%	146,037,097
	Other assets less liabilities - (0.7)%	(1,037,713)

	Net Assets - 100.0%	$144,999,384

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $135,975,230. The net unrealized appreciation was $10,061,867, which consisted of aggregate gross unrealized appreciation of $13,161,830 and aggregate gross unrealized depreciation of $3,099,963.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.9%
89,137	Abercrombie & Fitch Co., Class A(b)	$877,108
73,080	Adient PLC	4,784,548
18,457	Adtalem Global Education, Inc.	599,853
11,297	Advance Auto Parts, Inc.	1,265,377
16,075	Amazon.com, Inc.(c)	15,878,564
10,959	AMC Networks, Inc., Class A(c)	700,828
36,874	American Axle & Manufacturing Holdings, Inc.(c)	543,523
78,578	American Eagle Outfitters, Inc.	930,364
64,503	Aramark	2,571,090
12,664	Asbury Automotive Group, Inc.(c)	683,856
193,870	Ascena Retail Group, Inc.(b)(c)	453,656
26,053	Autoliv, Inc. (Sweden)(b)	2,823,885
47,764	AutoNation, Inc.(b)(c)	2,024,238
3,935	AutoZone, Inc.(c)	2,124,192
86,745	Bed Bath & Beyond, Inc.	2,593,676
125,711	Best Buy Co., Inc.	7,333,980
17,533	Big Lots, Inc.	870,864
38,486	Bloomin’ Brands, Inc.	670,811
54,118	BorgWarner, Inc.	2,529,475
16,413	Brinker International, Inc.	582,169
15,033	Brunswick Corp.	851,018
9,910	Burlington Stores, Inc.(c)	862,467
16,217	Cabela’s, Inc.(c)	924,045
66,048	Caesars Entertainment Corp.(b)(c)	815,693
24,201	CalAtlantic Group, Inc.	849,455
46,820	CarMax, Inc.(c)	3,101,825
101,220	Carnival Corp.	6,759,472
73,227	CBS Corp., Class B	4,820,533
7,282	Charter Communications, Inc., Class A(c)	2,853,889
3,459	Chipotle Mexican Grill, Inc.(c)	1,189,100
24,765	Cinemark Holdings, Inc.	963,359
74,810	Coach, Inc.	3,526,543
941,082	Comcast Corp., Class A	38,066,767
21,422	Cooper Tire & Rubber Co.	782,974
33,538	Core-Mark Holding Co., Inc.	1,229,838
4,260	Cracker Barrel Old Country Store, Inc.(b)	662,217
66,554	D.R. Horton, Inc.	2,375,312
67,777	Dana, Inc.	1,607,670
29,564	Darden Restaurants, Inc.	2,479,828
12,057	Deckers Outdoor Corp.(c)	782,017
51,544	Delphi Automotive PLC	4,660,608
22,383	Dick’s Sporting Goods, Inc.	835,781
17,048	Dillard’s, Inc., Class A(b)	1,258,483
32,661	Discovery Communications, Inc., Class A(c)	803,461
48,342	Discovery Communications, Inc., Class C(c)	1,118,150
33,520	DISH Network Corp., Class A(c)	2,146,286
49,190	Dollar General Corp.	3,697,120
37,932	Dollar Tree, Inc.(c)	2,734,139
32,570	DSW, Inc., Class A	587,563
14,050	Expedia, Inc.	2,198,404
58,449	Express, Inc.(c)	354,201
27,938	Foot Locker, Inc.	1,318,394
2,484,586	Ford Motor Co.	27,877,055
46,276	Fossil Group, Inc.(c)	520,605
79,575	GameStop Corp., Class A(b)	1,725,982
86,559	Gannett Co., Inc.	776,434
107,469	Gap, Inc. (The)	2,560,986
27,326	Garmin Ltd.	1,371,492
691,150	General Motors Co.	24,867,577
12,413	Genesco, Inc.(c)	398,457
45,272	Gentex Corp.	770,529
38,048	Genuine Parts Co.	3,231,417
100,184	GNC Holdings, Inc., Class A(b)	952,750
108,989	Goodyear Tire & Rubber Co. (The)	3,434,243
1,448	Graham Holdings Co., Class B	857,795
14,830	Group 1 Automotive, Inc.	883,127
53,921	Guess?, Inc.	704,208
76,385	H&R Block, Inc.	2,329,743
62,782	Hanesbrands, Inc.(b)	1,438,963
42,126	Harley-Davidson, Inc.(b)	2,050,272
17,045	Hasbro, Inc.	1,804,725
27,846	Hilton Worldwide Holdings, Inc.	1,741,210
166,261	Home Depot, Inc. (The)	24,872,646
19,813	HSN, Inc.	785,585
36,974	International Game Technology PLC	703,985
86,885	Interpublic Group of Cos., Inc. (The)	1,877,585
231,796	J.C. Penney Co., Inc.(b)(c)	1,254,016
119,172	Kohl’s Corp.	4,927,762
76,659	L Brands, Inc.	3,556,211
99,914	Las Vegas Sands Corp.	6,155,702
21,206	Lear Corp.	3,142,517

29,264	Leggett & Platt, Inc.	$1,409,940
37,446	Lennar Corp., Class A	1,963,668
1,231	Liberty Broadband Corp., Class A(c)	121,771
7,700	Liberty Broadband Corp., Class C(c)	763,686
59,212	Liberty Global PLC, Series A (United Kingdom)(c)	2,004,918
153,393	Liberty Global PLC, Series C (United Kingdom)(c)	5,026,689
195,342	Liberty Interactive Corp. QVC Group, Series A(c)	4,676,488
6,645	Lithia Motors, Inc., Class A	686,096
42,747	Live Nation Entertainment, Inc.(c)	1,593,181
53,837	LKQ Corp.(c)	1,860,607
170,739	Lowe’s Cos., Inc.	13,215,199
214,248	Macy’s, Inc.	5,088,390
27,202	Marriott International, Inc., Class A	2,834,176
128,503	Mattel, Inc.	2,572,630
162,101	McDonald’s Corp.	25,148,349
9,656	Meredith Corp.	574,049
124,511	MGM Resorts International	4,100,147
41,976	Michael Kors Holdings Ltd.(c)	1,529,605
10,339	Mohawk Industries, Inc.(c)	2,574,308
40,297	Murphy USA, Inc.(c)	3,051,692
9,132	Netflix, Inc.(c)	1,658,919
40,151	Newell Brands, Inc.	2,116,761
184,625	News Corp., Class A	2,641,984
51,385	News Corp., Class B	755,360
122,696	NIKE, Inc., Class B	7,245,199
70,562	Nordstrom, Inc.(b)	3,427,196
26,910	Norwegian Cruise Line Holdings Ltd.(c)	1,481,934
569	NVR, Inc.(c)	1,485,340
477,230	Office Depot, Inc.	2,801,340
56,400	Omnicom Group, Inc.	4,440,936
9,221	O’Reilly Automotive, Inc.(c)	1,883,850
21,978	Penske Automotive Group, Inc.	956,922
49,748	Pinnacle Entertainment, Inc.(c)	945,212
14,417	Polaris Industries, Inc.(b)	1,292,628
3,014	Priceline Group, Inc. (The)(c)	6,113,899
68,369	PulteGroup, Inc.	1,669,571
21,298	PVH Corp.	2,540,638
22,781	Ralph Lauren Corp., Class A	1,723,383
40,806	Regal Entertainment Group, Class A(b)	776,130
43,201	Ross Stores, Inc.	2,389,879
26,533	Royal Caribbean Cruises Ltd.	3,000,086
39,623	Sally Beauty Holdings, Inc.(c)	801,573
10,986	Scripps Networks Interactive, Inc., Class A	960,286
104,307	Sears Holdings Corp.(b)(c)	909,557
35,574	SeaWorld Entertainment, Inc.(b)	547,128
33,247	Service Corp. International	1,154,668
19,619	Servicemaster Global Holdings, Inc.(c)	862,451
21,369	Signet Jewelers Ltd.(b)	1,306,928
13,823	Six Flags Entertainment Corp.	786,114
34,978	Sonic Automotive, Inc., Class A	634,851
546,702	Staples, Inc.	5,549,025
110,922	Starbucks Corp.	5,987,570
269,688	Target Corp.	15,283,219
69,535	TEGNA, Inc.	1,031,204
13,727	Tempur Sealy International, Inc.(b)(c)	791,636
25,666	Tenneco, Inc.	1,419,330
6,729	Thor Industries, Inc.	708,900
21,424	Tiffany & Co.	2,046,206
150,023	Time Warner, Inc.	15,365,356
45,325	Time, Inc.	636,816
94,954	TJX Cos., Inc. (The)	6,676,216
42,233	Toll Brothers, Inc.	1,629,771
14,359	Tractor Supply Co.	805,827
47,668	Tribune Media Co., Class A	2,009,206
14,141	Tupperware Brands Corp.	858,500
203,899	Twenty-First Century Fox, Inc., Class A	5,933,461
83,355	Twenty-First Century Fox, Inc., Class B	2,391,455
19,846	Under Armour, Inc., Class A(b)(c)	397,317
19,559	Under Armour, Inc., Class C(b)(c)	354,214
28,803	Urban Outfitters, Inc.(c)	564,251
68,278	VF Corp.	4,246,209
130,267	Viacom, Inc., Class B	4,548,924
35,956	Vista Outdoor, Inc.(c)	830,224
16,098	Visteon Corp.(c)	1,795,571
226,662	Walt Disney Co. (The)	24,916,954
25,073	Whirlpool Corp.	4,459,985
28,225	Williams-Sonoma, Inc.	1,310,487
22,476	Wyndham Worldwide Corp.	2,345,820
32,350	Wynn Resorts Ltd.	4,184,149
71,684	Yum China Holdings, Inc.(c)	2,565,570
55,959	Yum! Brands, Inc.	4,223,785

		541,605,718

	Consumer Staples - 9.2%
278,721	Altria Group, Inc.	18,108,503
18,098	Andersons, Inc. (The)	623,476
333,550	Archer-Daniels-Midland Co.	14,069,139
449,175	Avon Products, Inc. (United Kingdom)(c)	1,634,997
31,424	Brown-Forman Corp., Class B	1,552,346
104,668	Bunge Ltd.	8,204,924
32,339	Campbell Soup Co.	1,708,469
10,789	Casey’s General Stores, Inc.	1,151,726
31,725	Church & Dwight Co., Inc.	1,692,529

Schedule of Investments(a)

18,709	Clorox Co. (The)	$2,497,464
782,535	Coca-Cola Co. (The)	35,871,404
33,902	Coca-Cola European Partners PLC (United Kingdom)	1,465,583
122,720	Colgate-Palmolive Co.	8,860,384
86,121	Conagra Brands, Inc.	2,948,783
14,262	Constellation Brands, Inc., Class A	2,757,558
115,009	Costco Wholesale Corp.	18,230,077
364,713	CVS Health Corp.	29,151,510
81,720	Darling Ingredients, Inc.(c)	1,329,584
44,109	Dean Foods Co.	661,635
31,200	Dr Pepper Snapple Group, Inc.	2,844,192
12,708	Edgewell Personal Care Co.(c)	917,518
25,943	Estee Lauder Cos., Inc. (The), Class A	2,568,098
47,807	Flowers Foods, Inc.	840,925
135,477	General Mills, Inc.	7,540,650
22,422	Hain Celestial Group, Inc. (The)(c)	1,002,488
18,859	Herbalife Ltd.(b)(c)	1,254,312
21,451	Hershey Co. (The)	2,259,005
38,915	Hormel Foods Corp.	1,329,726
41,502	HRG Group, Inc.(c)	687,688
13,741	Ingredion, Inc.	1,694,540
24,237	JM Smucker Co. (The)	2,954,490
50,256	Kellogg Co.	3,417,408
62,131	Kimberly-Clark Corp.	7,652,054
94,797	Kraft Heinz Co. (The)	8,290,946
423,961	Kroger Co. (The)	10,395,524
27,273	Lamb Weston Holdings, Inc.	1,199,467
16,127	McCormick & Co., Inc.	1,536,903
23,423	Molson Coors Brewing Co., Class B	2,084,179
362,437	Mondelez International, Inc., Class A	15,954,477
31,772	Monster Beverage Corp.(c)	1,675,973
14,954	Nu Skin Enterprises, Inc., Class A	947,485
265,064	PepsiCo, Inc.	30,909,113
34,022	Performance Food Group Co.(c)	979,834
307,348	Philip Morris International, Inc.	35,870,585
17,998	Pinnacle Foods, Inc.	1,068,721
9,519	Post Holdings, Inc.(c)	791,981
560,700	Procter & Gamble Co. (The)	50,922,774
588,627	Rite Aid Corp.(c)	1,318,524
18,608	SpartanNash Co.	516,186
33,399	Sprouts Farmers Market, Inc.(c)	803,914
446,535	SUPERVALU, Inc.(c)	1,598,595
159,184	Sysco Corp.	8,376,262
11,826	TreeHouse Foods, Inc.(c)	1,003,200
79,443	Tyson Foods, Inc., Class A	5,033,508
25,914	United Natural Foods, Inc.(c)	998,466
10,990	Universal Corp.	702,810
29,611	US Foods Holding Corp.(c)	833,550
201,020	Walgreens Boots Alliance, Inc.	16,216,283
743,996	Wal-Mart Stores, Inc.	59,512,240
100,167	Whole Foods Market, Inc.	4,182,974

		453,207,659

	Energy - 10.1%
60,390	Aegean Marine Petroleum Network, Inc. (Greece)(b)	298,930
111,758	Anadarko Petroleum Corp.	5,103,988
50,677	Antero Resources Corp.(c)	1,044,960
81,561	Apache Corp.	4,035,638
76,835	Atwood Oceanics, Inc.(b)(c)	603,923
124,194	Baker Hughes A GE Co.	4,581,517
44,335	Cabot Oil & Gas Corp.	1,102,611
35,755	California Resources Corp.(b)(c)	290,330
348,696	Chesapeake Energy Corp.(b)(c)	1,729,532
857,501	Chevron Corp.	93,630,534
8,407	Cimarex Energy Co.	832,545
19,260	Concho Resources, Inc.(c)	2,508,808
681,113	ConocoPhillips	30,902,097
115,040	CONSOL Energy, Inc.(c)	1,928,070
13,783	Continental Resources, Inc.(c)	460,766
84,541	Cosan Ltd., Class A (Brazil)	618,840
54,406	Delek US Holdings, Inc.	1,420,541
92,761	Devon Energy Corp.	3,089,869
89,440	Diamond Offshore Drilling, Inc.(b)(c)	1,110,845
17,618	Energen Corp.(c)	938,687
308,052	Ensco PLC, Class A(b)	1,629,595
70,028	EOG Resources, Inc.	6,662,464
29,136	EQT Corp.	1,855,963
1,685,257	Exxon Mobil Corp.	134,887,970
188,818	Halliburton Co.	8,013,436
33,798	Helmerich & Payne, Inc.(b)	1,710,855
157,015	Hess Corp.	6,993,448
182,280	HollyFrontier Corp.	5,256,955
636,786	Kinder Morgan, Inc.	13,009,538
553,977	Marathon Oil Corp.	6,775,139
302,123	Marathon Petroleum Corp.	16,915,867
105,682	McDermott International, Inc.(c)	715,467
131,609	Murphy Oil Corp.	3,498,167
139,425	Nabors Industries Ltd.	1,074,967
197,014	National Oilwell Varco, Inc.	6,444,328
16,180	Newfield Exploration Co.(c)	464,851
420,141	Noble Corp. PLC	1,680,564
110,877	Noble Energy, Inc.	3,205,454
68,983	Oasis Petroleum, Inc.(c)	536,688
261,043	Occidental Petroleum Corp.	16,166,393
43,923	Oceaneering International, Inc.	1,126,625

20,649	Oil States International, Inc.(c)	$513,128
60,003	ONEOK, Inc.	3,394,370
43,811	Patterson-UTI Energy, Inc.	847,305
102,670	PBF Energy, Inc., Class A(b)	2,337,796
301,818	Phillips 66	25,277,257
13,786	Pioneer Natural Resources Co.	2,248,497
94,135	QEP Resources, Inc.(c)	806,737
29,598	Range Resources Corp.	624,814
72,481	Rowan Cos. PLC, Class A(c)	845,853
282,595	Schlumberger Ltd.	19,386,017
39,169	SM Energy Co.	681,149
75,178	Southwestern Energy Co.(c)	428,515
63,463	Superior Energy Services, Inc.(c)	682,862
23,683	Targa Resources Corp.	1,099,128
61,670	Teekay Corp. (Bermuda)(b)	604,366
64,836	Tesoro Corp.(c)	6,453,127
584,993	Tidewater, Inc.(b)(c)	544,043
404,331	Transocean Ltd.(b)(c)	3,497,463
319,604	Valero Energy Corp.	22,043,088
703,145	Weatherford International PLC(b)(c)	3,136,027
175,490	Whiting Petroleum Corp.(c)	921,322
228,080	Williams Cos., Inc. (The)	7,248,382
72,092	World Fuel Services Corp.	2,331,455
70,947	WPX Energy, Inc.(c)	764,809

		501,575,275

	Financials - 19.0%
9,160	Affiliated Managers Group, Inc.	1,702,203
137,314	Aflac, Inc.	10,950,792
154,113	Agnc Investment Corp. REIT	3,264,113
4,718	Alleghany Corp.(c)	2,893,738
128,501	Allstate Corp. (The)	11,693,591
308,964	Ally Financial, Inc.	6,994,945
33,826	Ambac Financial Group, Inc.(c)	691,065
32,587	American Equity Investment Life Holding Co.	872,680
184,064	American Express Co.	15,687,775
21,922	American Financial Group, Inc.	2,222,891
482,590	American International Group, Inc.	31,585,516
38,107	Ameriprise Financial, Inc.	5,520,942
418,844	Annaly Capital Management, Inc. REIT	5,038,693
38,217	Aon PLC	5,280,443
22,406	Arch Capital Group Ltd.(c)	2,179,208
34,447	Arthur J. Gallagher & Co.	2,025,139
18,623	Aspen Insurance Holdings Ltd. (Bermuda)	908,802
33,132	Associated Banc-Corp.	793,511
25,262	Assurant, Inc.	2,659,331
45,823	Assured Guaranty Ltd.	2,062,493
29,095	Axis Capital Holdings Ltd.	1,878,955
2,540,568	Bank of America Corp.	61,278,500
7,712	Bank of Hawaii Corp.	645,263
270,046	Bank of New York Mellon Corp. (The)	14,320,539
21,418	BankUnited, Inc.	737,208
200,349	BB&T Corp.	9,480,515
486,264	Berkshire Hathaway, Inc., Class B(c)	85,081,612
24,115	BlackRock, Inc.	10,285,771
21,262	Blackstone Mortgage Trust, Inc., Class A REIT	656,358
18,209	Brown & Brown, Inc.	812,121
195,984	Capital One Financial Corp.	16,889,901
44,459	Capitol Federal Financial, Inc.	633,985
98,794	Charles Schwab Corp. (The)	4,238,263
64,946	Chimera Investment Corp. REIT	1,222,284
82,821	Chubb Ltd.	12,129,964
35,626	Cincinnati Financial Corp.	2,713,276
74,261	CIT Group, Inc.	3,538,537
1,005,818	Citigroup, Inc.	68,848,242
158,374	Citizens Financial Group, Inc.	5,555,760
60,978	CME Group, Inc.	7,477,122
69,960	CNO Financial Group, Inc.	1,600,685
34,237	Comerica, Inc.	2,475,677
18,161	Commerce Bancshares, Inc.	1,054,064
11,062	Cullen/Frost Bankers, Inc.	1,004,208
93,420	Discover Financial Services	5,693,015
56,033	E*TRADE Financial Corp.(c)	2,297,353
21,548	East West Bancorp, Inc.	1,227,805
21,238	Eaton Vance Corp.	1,042,573
9,881	Everest Re Group Ltd.	2,592,676
47,976	F.N.B. Corp.	657,271
26,906	Federated Investors, Inc., Class B	775,700
226,139	Fifth Third Bancorp	6,037,911
35,693	First American Financial Corp.	1,727,898
36,116	First Horizon National Corp.	629,502
16,153	First Republic Bank	1,620,631
47,789	FNF Group	2,334,971
100,658	Franklin Resources, Inc.	4,507,465
41,494	Fulton Financial Corp.	757,266
1,150,504	Genworth Financial, Inc., Class A(c)	3,946,229
100,398	Goldman Sachs Group, Inc. (The)	22,622,681
18,374	Hancock Holding Co.	845,204
14,927	Hanover Insurance Group, Inc. (The)	1,415,975
174,829	Hartford Financial Services Group, Inc. (The)	9,615,595
182,839	Huntington Bancshares, Inc.	2,422,617
7,413	IBERIABANK Corp.	599,341
63,434	Intercontinental Exchange, Inc.	4,231,682
114,212	Invesco Ltd.(d)	3,971,151

Schedule of Investments(a)

57,750	Invesco Mortgage Capital, Inc. REIT(d)	$960,383
56,994	Investors Bancorp, Inc.	756,880
34,782	Janus Henderson Group PLC (United Kingdom)(c)	1,164,849
981,425	JPMorgan Chase & Co.	90,094,815
14,370	Kemper Corp.	564,023
198,658	KeyCorp	3,583,790
32,394	Legg Mason, Inc.	1,296,084
110,960	Leucadia National Corp.	2,888,289
68,323	Lincoln National Corp.	4,991,678
108,286	Loews Corp.	5,271,362
22,452	LPL Financial Holdings, Inc.	1,027,404
30,113	M&T Bank Corp.	4,912,936
2,616	Markel Corp.(c)	2,803,070
77,930	Marsh & McLennan Cos., Inc.	6,076,202
116,014	MBIA, Inc.(c)	1,179,862
410,358	MetLife, Inc.	22,569,690
137,271	MFA Financial, Inc. REIT	1,165,431
59,370	MGIC Investment Corp.(c)	692,848
16,101	Moody’s Corp.	2,119,375
312,570	Morgan Stanley	14,659,533
23,142	Nasdaq, Inc.	1,721,071
234,738	Navient Corp.	3,462,386
64,719	New Residential Investment Corp. REIT	1,100,223
198,448	New York Community Bancorp, Inc.	2,605,622
42,951	Northern Trust Corp.	3,758,642
90,494	Old Republic International Corp.	1,775,492
20,357	PacWest Bancorp	977,543
43,216	PennyMac Mortgage Investment Trust REIT	760,602
100,509	People’s United Financial, Inc.	1,752,877
81,523	PHH Corp.(c)	1,123,387
122,775	PNC Financial Services Group, Inc. (The)	15,813,420
30,151	Popular, Inc.	1,270,563
75,097	Principal Financial Group, Inc.	5,012,725
18,653	ProAssurance Corp.	1,152,755
148,781	Progressive Corp. (The)	7,012,049
12,638	Prosperity Bancshares, Inc.	810,096
165,165	Prudential Financial, Inc.	18,701,633
35,896	Radian Group, Inc.	625,308
19,170	Raymond James Financial, Inc.	1,594,752
333,527	Regions Financial Corp.	4,869,494
22,050	Reinsurance Group of America, Inc.	3,091,410
8,987	RenaissanceRe Holdings Ltd. (Bermuda)	1,320,280
10,923	RLI Corp.	634,189
22,350	S&P Global, Inc.	3,432,737
77,948	Santander Consumer USA Holdings, Inc.(c)	998,514
14,576	Selective Insurance Group, Inc.	738,274
6,757	Signature Bank(c)	936,385
149,236	SLM Corp.(c)	1,653,535
64,476	Starwood Property Trust, Inc. REIT	1,421,051
91,074	State Street Corp.	8,490,829
16,711	Stifel Financial Corp.(c)	849,754
128,190	SunTrust Banks, Inc.	7,344,005
7,460	SVB Financial Group(c)	1,331,162
251,377	Synchrony Financial	7,621,751
23,096	Synovus Financial Corp.	1,004,214
56,642	T. Rowe Price Group, Inc.	4,685,426
42,983	TCF Financial Corp.	677,412
27,059	TD Ameritrade Holding Corp.	1,237,408
24,818	Torchmark Corp.	1,959,877
119,914	Travelers Cos., Inc. (The)	15,359,784
136,431	Two Harbors Investment Corp. REIT	1,349,303
367,319	U.S. Bancorp	19,387,097
59,233	Umpqua Holdings Corp.	1,098,180
13,782	United Bankshares, Inc.	475,479
76,081	Unum Group	3,813,941
22,887	Validus Holdings Ltd.	1,231,092
72,745	Valley National Bancorp	864,211
100,106	Voya Financial, Inc.	3,928,159
26,617	W.R. Berkley Corp.	1,835,775
48,554	Waddell & Reed Financial, Inc., Class A(b)	1,003,611
19,478	Washington Federal, Inc.	651,539
13,396	Webster Financial Corp.	695,654
1,371,664	Wells Fargo & Co.	73,987,556
1,038	White Mountains Insurance Group Ltd.	897,455
14,089	Willis Towers Watson PLC	2,097,570
8,464	Wintrust Financial Corp.	637,424
90,267	XL Group Ltd. (Bermuda)	4,007,855
40,261	Zions Bancorporation	1,824,629

		940,412,864

	Health Care - 11.3%
230,478	Abbott Laboratories	11,334,908
213,389	AbbVie, Inc.	14,918,025
88,582	Aetna, Inc.	13,669,088
37,562	Agilent Technologies, Inc.	2,245,832
20,302	Alere, Inc.(c)	1,023,018
18,929	Alexion Pharmaceuticals, Inc.(c)	2,599,709
69,543	Allergan PLC	17,547,785
50,047	Allscripts Healthcare Solutions, Inc.(c)	616,079
95,212	AmerisourceBergen Corp.	8,932,790
94,473	Amgen, Inc.	16,486,483
98,492	Anthem, Inc.	18,340,195
102,766	Baxter International, Inc.	6,215,288
26,041	Becton, Dickinson and Co.	5,244,657

20,614	Biogen, Inc.(c)	$5,969,608
3,508	Bio-Rad Laboratories, Inc., Class A(c)	826,590
92,729	Boston Scientific Corp.(c)	2,468,446
271,502	Bristol-Myers Squibb Co.	15,448,464
90,838	Brookdale Senior Living, Inc.(c)	1,289,900
5,631	C.R. Bard, Inc.	1,805,299
169,757	Cardinal Health, Inc.	13,115,426
22,865	Catalent, Inc.(c)	793,415
34,034	Celgene Corp.(c)	4,608,544
36,737	Centene Corp.(c)	2,917,653
31,208	Cerner Corp.(c)	2,008,859
49,188	Cigna Corp.	8,537,069
419,425	Community Health Systems, Inc.(c)	2,998,889
4,312	Cooper Cos., Inc. (The)	1,051,567
67,650	Danaher Corp.	5,512,798
60,512	DaVita, Inc.(c)	3,919,967
17,398	DENTSPLY Sirona, Inc.	1,079,198
15,229	Edwards Lifesciences Corp.(c)	1,754,076
173,491	Eli Lilly & Co.	14,340,766
132,652	Endo International PLC(c)	1,461,825
13,548	Envision Healthcare Corp.(c)	764,514
285,972	Express Scripts Holding Co.(c)	17,913,286
165,428	Gilead Sciences, Inc.	12,587,417
90,150	HCA Healthcare, Inc.(c)	7,242,651
19,396	HealthSouth Corp.	825,494
15,408	Henry Schein, Inc.(c)	2,807,492
29,161	Hologic, Inc.(c)	1,289,208
39,956	Humana, Inc.	9,237,827
5,846	Illumina, Inc.(c)	1,016,327
2,622	Intuitive Surgical, Inc.(c)	2,460,118
4,919	Jazz Pharmaceuticals PLC(c)	755,608
482,416	Johnson & Johnson	64,026,252
139,262	Kindred Healthcare, Inc.	1,246,395
21,313	Laboratory Corp. of America Holdings(c)	3,386,849
21,115	LifePoint Health, Inc.(c)	1,254,231
11,385	Magellan Health, Inc.(c)	848,752
32,778	Mallinckrodt PLC(c)	1,501,232
129,619	McKesson Corp.	20,981,428
17,388	MEDNAX, Inc.(c)	816,888
235,979	Medtronic PLC	19,815,157
587,740	Merck & Co., Inc.	37,544,831
1,587	Mettler-Toledo International, Inc.(c)	909,478
25,289	Molina Healthcare, Inc.(c)	1,689,305
93,766	Mylan NV(c)	3,655,936
38,508	Owens & Minor, Inc.	1,241,113
20,914	Patterson Cos., Inc.	872,532
273,527	PDL BioPharma, Inc.(c)	620,906
15,214	PerkinElmer, Inc.	1,001,538
29,992	Perrigo Co. PLC	2,247,001
1,564,781	Pfizer, Inc.	51,888,138
31,433	Quest Diagnostics, Inc.	3,404,508
11,278	Quintiles IMS Holdings, Inc.(c)	1,021,223
3,441	Regeneron Pharmaceuticals, Inc.(c)	1,691,664
13,097	ResMed, Inc.	1,010,041
57,191	Select Medical Holdings Corp.(c)	926,494
14,884	STERIS PLC	1,218,255
34,243	Stryker Corp.	5,037,145
4,843	Teleflex, Inc.	1,003,566
159,092	Tenet Healthcare Corp.(b)(c)	2,760,246
46,761	Thermo Fisher Scientific, Inc.	8,207,958
5,300	United Therapeutics Corp.(c)	680,520
183,974	UnitedHealth Group, Inc.	35,288,053
18,313	Universal Health Services, Inc., Class B	2,029,630
13,677	Varian Medical Systems, Inc.(c)	1,328,310
7,140	VCA, Inc.(c)	661,021
29,280	VWR Corp.(c)	966,240
7,410	Waters Corp.(c)	1,285,190
14,602	WellCare Health Plans, Inc.(c)	2,584,408
28,558	Zimmer Biomet Holdings, Inc.	3,464,657
35,585	Zoetis, Inc.	2,224,774

		560,324,023

	Industrials - 10.3%
92,661	3M Co.	18,640,613
12,989	A.O. Smith Corp.	695,561
20,398	ABM Industries, Inc.	910,159
3,061	Acuity Brands, Inc.	620,312
58,683	AECOM(c)	1,871,988
57,616	AerCap Holdings NV (Ireland)(c)	2,828,946
31,659	AGCO Corp.	2,283,880
20,709	Air Lease Corp.	819,662
26,150	Aircastle Ltd.	615,571
27,357	Allison Transmission Holdings, Inc.	1,034,095
1,660	AMERCO	645,010
34,842	American Airlines Group, Inc.	1,757,430
30,784	AMETEK, Inc.	1,895,679
120,358	Arconic, Inc.	2,983,675
16,488	Armstrong World Industries, Inc.(c)	800,492
93,563	Avis Budget Group, Inc.(c)	2,879,869
112,512	Boeing Co. (The)	27,279,660
12,250	Brink’s Co. (The)	957,337
34,188	C.H. Robinson Worldwide, Inc.	2,242,733
10,513	Carlisle Cos., Inc.	1,025,964
192,267	Caterpillar, Inc.	21,908,825
49,624	Chicago Bridge & Iron Co. NV(b)	929,954
11,713	Cintas Corp.	1,579,498
15,037	Clean Harbors, Inc.(c)	854,102

Schedule of Investments(a)

32,137	Colfax Corp.(c)	$1,326,615
42,337	Covanta Holding Corp.	639,289
9,910	Crane Co.	748,205
166,782	CSX Corp.	8,229,024
40,951	Cummins, Inc.	6,875,673
7,194	Curtiss-Wright Corp.	693,645
94,892	Deere & Co.	12,172,746
46,016	Delta Air Lines, Inc.	2,271,350
9,584	Deluxe Corp.	691,965
19,216	Donaldson Co., Inc.	912,568
35,929	Dover Corp.	3,018,036
6,498	Dun & Bradstreet Corp. (The)	719,718
121,694	Eaton Corp. PLC	9,522,556
14,944	EMCOR Group, Inc.	1,008,720
170,334	Emerson Electric Co.	10,153,610
8,030	EnerSys	580,328
11,158	Equifax, Inc.	1,622,820
35,260	Essendant, Inc.	440,045
9,471	Esterline Technologies Corp.(c)	913,951
30,649	Expeditors International of Washington, Inc.	1,804,613
40,782	Fastenal Co.	1,751,995
54,272	FedEx Corp.	11,290,204
31,465	Flowserve Corp.	1,294,155
70,846	Fluor Corp.	3,076,842
44,362	Fortive Corp.	2,871,996
20,675	Fortune Brands Home & Security, Inc.	1,357,727
14,841	FTI Consulting, Inc.(c)	486,933
12,482	GATX Corp.(b)	771,762
21,732	Generac Holdings, Inc.(c)	781,700
47,082	General Cable Corp.	908,683
51,146	General Dynamics Corp.	10,041,494
2,305,645	General Electric Co.	59,047,568
13,053	Genesee & Wyoming, Inc., Class A(c)	850,533
6,708	Graco, Inc.	778,396
47,446	Harsco Corp.(c)	733,041
40,060	HD Supply Holdings, Inc.(c)	1,301,549
247,853	Hertz Global Holdings, Inc.(b)(c)	3,388,151
122,134	Honeywell International, Inc.	16,624,880
13,465	Hub Group, Inc., Class A(c)	458,483
10,245	Hubbell, Inc.	1,217,004
6,884	Huntington Ingalls Industries, Inc.	1,418,861
10,993	IDEX Corp.	1,281,124
20,071	IHS Markit Ltd.(c)	936,312
47,813	Illinois Tool Works, Inc.	6,727,767
47,001	Ingersoll-Rand PLC	4,130,448
16,942	ITT, Inc.	694,622
12,237	J.B. Hunt Transport Services, Inc.	1,110,018
52,792	Jacobs Engineering Group, Inc.	2,783,194
107,161	Johnson Controls International PLC	4,173,921
20,282	Kansas City Southern	2,092,900
22,827	KAR Auction Services, Inc.	959,647
70,018	KBR, Inc.	1,044,669
21,683	Kennametal, Inc.	800,103
17,015	Kirby Corp.(c)	1,036,214
14,769	KLX, Inc.(c)	766,806
8,453	Lincoln Electric Holdings, Inc.	737,609
53,540	Lockheed Martin Corp.	15,640,640
38,159	LSC Communications, Inc.	815,839
15,743	Macquarie Infrastructure Corp.	1,193,477
32,910	ManpowerGroup, Inc.	3,526,307
42,193	Masco Corp.	1,608,819
20,294	MasTec, Inc.(c)	937,583
44,897	Meritor, Inc.(c)	775,820
9,414	Moog, Inc., Class A(c)	699,648
53,971	MRC Global, Inc.(c)	881,886
8,844	MSC Industrial Direct Co., Inc., Class A	629,781
36,690	Navistar International Corp.(c)	1,128,951
63,619	Nielsen Holdings PLC	2,736,253
64,984	Norfolk Southern Corp.	7,315,899
31,450	Northrop Grumman Corp.	8,275,439
38,340	NOW, Inc.(c)	610,756
11,798	Old Dominion Freight Line, Inc.	1,131,546
8,857	Orbital ATK, Inc.	905,008
19,704	Oshkosh Corp.	1,356,817
25,671	Owens Corning	1,721,241
98,086	PACCAR, Inc.	6,713,987
27,512	Parker-Hannifin Corp.	4,566,442
37,392	Pentair PLC (United Kingdom)	2,358,313
130,815	Pitney Bowes, Inc.	2,059,028
49,889	Quanta Services, Inc.(c)	1,682,756
55,789	Raytheon Co.	9,582,877
12,155	Regal Beloit Corp.	1,013,119
54,471	Republic Services, Inc.	3,498,128
29,923	Rexnord Corp.(c)	693,017
23,633	Robert Half International, Inc.	1,069,393
18,136	Rockwell Automation, Inc.	2,992,984
22,062	Rockwell Collins, Inc.	2,350,265
10,111	Roper Technologies, Inc.	2,350,403
79,887	RR Donnelley & Sons Co.	987,403
18,819	Rush Enterprises, Inc., Class A(c)	811,663
28,032	Ryder System, Inc.	2,039,608
26,571	Sensata Technologies Holding NV(c)	1,198,884
8,246	Snap-on, Inc.	1,271,533
21,609	Southwest Airlines Co.	1,199,516
27,396	Spirit AeroSystems Holdings, Inc., Class A	1,655,540

25,245	SPX FLOW, Inc.(c)	$895,188
32,097	Stanley Black & Decker, Inc.	4,515,727
13,494	Stericycle, Inc.(c)	1,040,118
32,457	Swift Transportation Co., Class A(c)	827,654
6,154	Teledyne Technologies, Inc.(c)	839,036
41,244	Terex Corp.	1,623,776
62,334	Textron, Inc.	3,062,469
18,708	Timken Co. (The)	851,214
10,455	TransDigm Group, Inc.	2,949,774
54,278	Trinity Industries, Inc.	1,487,760
27,709	Triumph Group, Inc.	709,350
23,309	Tutor Perini Corp.(c)	620,019
148,861	Union Pacific Corp.	15,326,729
33,692	United Continental Holdings, Inc.(c)	2,280,275
140,981	United Parcel Service, Inc., Class B	15,548,794
18,618	United Rentals, Inc.(c)	2,214,797
193,930	United Technologies Corp.	22,994,280
37,835	Univar, Inc.(c)	1,174,398
5,086	Valmont Industries, Inc.	776,632
12,408	Verisk Analytics, Inc.(c)	1,082,722
10,283	W.W. Grainger, Inc.	1,714,587
7,563	WABCO Holdings, Inc.(c)	1,040,442
8,197	Wabtec Corp.(b)	617,726
91,008	Waste Management, Inc.	6,839,251
5,131	Watsco, Inc.	773,601
33,049	Welbilt, Inc.(c)	644,125
23,639	WESCO International, Inc.(c)	1,211,499
8,698	Woodward, Inc.	608,338
18,592	XPO Logistics, Inc.(c)	1,117,565
27,846	Xylem, Inc.	1,579,704
57,135	YRC Worldwide, Inc.(c)	759,324

		511,847,246

	Information Technology - 13.8%
88,127	Accenture PLC, Class A	11,352,520
71,484	Activision Blizzard, Inc.	4,416,282
25,132	Adobe Systems, Inc.(c)	3,681,587
21,513	Akamai Technologies, Inc.(c)	1,014,123
9,257	Alliance Data Systems Corp.	2,234,918
25,135	Alphabet, Inc., Class A(c)	23,765,142
24,578	Alphabet, Inc., Class C(c)	22,869,829
24,828	Amdocs Ltd.	1,667,697
69,144	Amkor Technology, Inc.(c)	717,023
29,180	Amphenol Corp., Class A	2,235,772
38,072	Analog Devices, Inc.	3,008,069
12,447	Anixter International, Inc.(c)	980,201
8,512	ANSYS, Inc.(c)	1,102,730
726,017	Apple, Inc.	107,980,508
135,140	Applied Materials, Inc.	5,988,053
33,546	ARRIS International PLC(c)	937,946
62,757	Arrow Electronics, Inc.(c)	5,101,517
11,005	Autodesk, Inc.(c)	1,219,244
56,983	Automatic Data Processing, Inc.	6,775,849
90,964	Avnet, Inc.	3,491,198
21,893	Benchmark Electronics, Inc.(c)	736,699
61,282	Booz Allen Hamilton Holding Corp.	2,101,973
12,663	Broadcom Ltd.	3,123,456
14,494	Broadridge Financial Solutions, Inc.	1,099,515
80,596	Brocade Communications Systems, Inc.	1,017,927
87,831	CA, Inc.	2,726,274
7,790	CACI International, Inc., Class A(c)	974,529
24,548	Cadence Design Systems, Inc.(c)	905,821
23,176	Cars.Com, Inc.(b)(c)	563,177
9,714	CDK Global, Inc.	638,987
27,453	CDW Corp.	1,741,344
11,363	Check Point Software Technologies Ltd. (Israel)(c)	1,201,978
931,837	Cisco Systems, Inc.	29,306,274
16,560	Citrix Systems, Inc.(c)	1,307,909
81,786	Cognizant Technology Solutions Corp., Class A	5,669,406
34,763	CommScope Holding Co., Inc.(c)	1,278,583
26,018	Convergys Corp.	623,651
15,933	CoreLogic, Inc.(c)	725,748
245,012	Corning, Inc.	7,139,650
30,754	Cree, Inc.(c)	796,836
34,599	CSRA, Inc.	1,128,273
62,799	Cypress Semiconductor Corp.	891,746
23,110	Diebold Nixdorf, Inc.	540,774
13,076	DST Systems, Inc.	717,872
58,854	DXC Technology Co.	4,612,977
101,096	eBay, Inc.(c)	3,612,160
15,792	EchoStar Corp., Class A(c)	959,048
19,970	Electronic Arts, Inc.(c)	2,331,298
6,306	F5 Networks, Inc.(c)	761,449
82,258	Facebook, Inc., Class A(c)	13,922,166
48,931	Fidelity National Information Services, Inc.	4,463,486
77,165	First Data Corp., Class A(c)	1,439,899
40,473	First Solar, Inc.(c)	1,995,724
22,340	Fiserv, Inc.(c)	2,870,690
5,825	FleetCor Technologies, Inc.(c)	885,749
298,553	Flex Ltd.(c)	4,773,862
22,022	FLIR Systems, Inc.	821,861
31,146	Genpact Ltd.	903,234
13,075	Global Payments, Inc.	1,233,888
21,250	Harris Corp.	2,432,487

Schedule of Investments(a)

687,447	Hewlett Packard Enterprise Co.	$12,037,197
675,801	HP, Inc.	12,907,799
12,386	IAC/InterActiveCorp.(c)	1,295,947
20,138	Insight Enterprises, Inc.(c)	815,992
1,236,987	Intel Corp.	43,875,929
228,354	International Business Machines Corp.	33,035,973
17,541	Intuit, Inc.	2,406,801
102,520	Jabil, Inc.	3,126,860
61,965	Juniper Networks, Inc.	1,731,922
32,497	Keysight Technologies, Inc.(c)	1,351,550
42,790	KLA-Tencor Corp.	3,963,638
15,450	Lam Research Corp.	2,463,657
22,316	Leidos Holdings, Inc.	1,192,567
81,187	Marvell Technology Group Ltd. (Bermuda)	1,263,270
47,531	Mastercard, Inc., Class A	6,074,462
45,991	Maxim Integrated Products, Inc.	2,089,831
26,453	Microchip Technology, Inc.	2,117,298
290,289	Micron Technology, Inc.(c)	8,162,927
1,000,578	Microsoft Corp.	72,742,021
26,433	Motorola Solutions, Inc.	2,396,944
32,029	NCR Corp.(c)	1,212,298
52,327	NetApp, Inc.	2,272,038
17,416	NetScout Systems, Inc.(c)	600,852
44,098	Nuance Communications, Inc.(c)	762,895
19,243	NVIDIA Corp.	3,127,180
33,295	NXP Semiconductors NV (Netherlands)(c)	3,673,437
71,459	ON Semiconductor Corp.(c)	1,068,312
525,853	Oracle Corp.	26,255,840
47,436	Paychex, Inc.	2,744,173
113,864	PayPal Holdings, Inc.(c)	6,666,737
26,457	Qorvo, Inc.(c)	1,813,892
343,635	QUALCOMM, Inc.	18,277,946
9,012	Red Hat, Inc.(c)	891,016
20,466	salesforce.com, inc.(c)	1,858,313
34,313	Sanmina Corp.(c)	1,230,121
15,223	ScanSource, Inc.(c)	602,831
7,126	Science Applications International Corp.	501,742
105,573	Seagate Technology PLC	3,479,686
12,580	Skyworks Solutions, Inc.	1,319,265
185,816	Symantec Corp.	5,758,438
10,121	SYNNEX Corp.	1,203,589
17,861	Synopsys, Inc.(c)	1,367,617
75,077	TE Connectivity Ltd.	6,035,440
45,859	Tech Data Corp.(c)	4,695,962
30,982	Teradata Corp.(c)	985,847
25,685	Teradyne, Inc.	888,444
124,324	Texas Instruments, Inc.	10,117,487
17,990	Total System Services, Inc.	1,141,645
34,217	Trimble, Inc.(c)	1,280,742
56,427	Twitter, Inc.(c)	907,910
57,377	Unisys Corp.(b)(c)	734,426
11,482	Vantiv, Inc., Class A(c)	729,681
31,239	VeriFone Systems, Inc.(c)	609,473
114,674	Visa, Inc., Class A	11,416,943
45,044	Vishay Intertechnology, Inc.	804,035
64,046	Western Digital Corp.	5,451,596
133,989	Western Union Co. (The)	2,646,283
136,069	Xerox Corp.	4,173,236
34,443	Xilinx, Inc.	2,178,864

		682,057,405

	Materials - 3.7%
37,196	Air Products & Chemicals, Inc.	5,287,411
89,025	AK Steel Holding Corp.(b)(c)	503,882
15,891	Albemarle Corp.	1,840,178
142,259	Alcoa Corp.	5,178,228
59,116	Allegheny Technologies, Inc.(b)	1,119,657
11,504	AptarGroup, Inc.	931,019
15,570	Ashland Global Holdings, Inc.	1,011,583
19,990	Avery Dennison Corp.	1,857,671
43,449	Axalta Coating Systems Ltd.(c)	1,368,644
53,928	Ball Corp.	2,259,583
28,608	Bemis Co., Inc.	1,212,121
19,194	Berry Global Group, Inc.(c)	1,076,400
14,870	Cabot Corp.	807,887
14,967	Carpenter Technology Corp.	605,116
22,329	Celanese Corp., Series A	2,147,380
102,432	CF Industries Holdings, Inc.	3,006,379
44,307	Chemours Co. (The)	2,109,456
130,356	Cliffs Natural Resources, Inc.(c)	1,006,348
52,456	Commercial Metals Co.	975,682
8,347	Compass Minerals International, Inc.(b)	576,360
91,768	Constellium NV, Class A (Netherlands)(c)	807,558
39,412	Crown Holdings, Inc.(c)	2,343,832
39,781	Domtar Corp.	1,553,846
283,705	Dow Chemical Co. (The)	18,225,209
169,596	E.I. du Pont de Nemours & Co.	13,942,487
40,410	Eastman Chemical Co.	3,360,496
34,135	Ecolab, Inc.	4,494,555
21,232	FMC Corp.	1,621,700
686,519	Freeport-McMoRan, Inc.(c)	10,036,908
70,125	Graphic Packaging Holding Co.	924,949
74,626	Huntsman Corp.	1,986,544
11,160	International Flavors & Fragrances, Inc.	1,486,289
134,791	International Paper Co.	7,410,809
143,513	LyondellBasell Industries NV, Class A	12,929,086

6,804	Martin Marietta Materials, Inc.	$1,540,630
72,591	Monsanto Co.	8,480,081
150,373	Mosaic Co. (The)	3,630,004
1,784	NewMarket Corp.	820,836
143,334	Newmont Mining Corp.	5,327,725
92,757	Nucor Corp.	5,349,296
33,547	Olin Corp.	988,966
101,668	Owens-Illinois, Inc.(c)	2,429,865
17,462	Packaging Corp. of America	1,911,740
51,208	Platform Specialty Products Corp.(c)	717,424
21,023	PolyOne Corp.	769,021
47,625	PPG Industries, Inc.	5,012,531
56,575	Praxair, Inc.	7,363,802
24,898	Reliance Steel & Aluminum Co.	1,801,619
27,204	RPM International, Inc.	1,411,071
30,107	Sealed Air Corp.	1,309,956
7,193	Sherwin-Williams Co. (The)	2,425,983
20,524	Silgan Holdings, Inc.	621,877
26,710	Sonoco Products Co.	1,294,901
23,852	Southern Copper Corp. (Peru)	938,338
49,228	Steel Dynamics, Inc.	1,743,163
14,865	Trinseo SA	1,045,010
58,463	United States Steel Corp.(b)	1,373,296
12,578	Vulcan Materials Co.	1,548,603
10,064	W.R. Grace & Co.	694,013
66,589	WestRock Co.	3,823,540

		180,378,544

	Real Estate - 3.1%
11,067	Alexandria Real Estate Equities, Inc. REIT	1,341,874
23,528	American Campus Communities, Inc. REIT	1,127,932
35,178	American Tower Corp. REIT	4,795,817
24,037	Apartment Investment & Management Co., Class A REIT	1,094,885
57,860	Apple Hospitality REIT, Inc. REIT	1,068,096
20,080	AvalonBay Communities, Inc. REIT	3,862,388
28,721	Boston Properties, Inc. REIT	3,472,656
52,847	Brandywine Realty Trust REIT	888,358
70,373	Brixmor Property Group, Inc. REIT	1,378,607
18,369	Camden Property Trust REIT	1,647,699
105,192	CBL & Associates Properties, Inc. REIT(b)	924,638
57,017	CBRE Group, Inc., Class A(c)	2,166,076
52,574	Columbia Property Trust, Inc. REIT	1,143,485
50,062	CoreCivic, Inc. REIT(b)	1,386,717
23,304	Corporate Office Properties Trust REIT	775,790
38,168	Crown Castle International Corp. REIT	3,838,937
22,860	CubeSmart REIT	563,728
14,674	DCT Industrial Trust, Inc. REIT	826,733
85,133	DDR Corp. REIT	867,505
65,606	DiamondRock Hospitality Co. REIT	766,278
23,834	Digital Realty Trust, Inc. REIT	2,749,014
21,490	Douglas Emmett, Inc. REIT	822,207
65,894	Duke Realty Corp. REIT	1,883,910
10,557	EPR Properties REIT	764,116
3,969	Equinix, Inc. REIT	1,788,947
33,969	Equity Commonwealth REIT(c)	1,072,741
8,761	Equity LifeStyle Properties, Inc. REIT	764,835
78,020	Equity Residential REIT	5,310,041
9,242	Essex Property Trust, Inc. REIT	2,418,631
13,393	Extra Space Storage, Inc. REIT	1,064,744
8,607	Federal Realty Investment Trust REIT	1,141,546
42,036	Forest City Realty Trust, Inc., Class A REIT	1,024,838
21,676	Gaming and Leisure Properties, Inc. REIT	822,387
29,468	Geo Group, Inc. (The) REIT	864,886
96,501	GGP, Inc. REIT	2,181,888
26,010	Gramercy Property Trust REIT	786,022
134,360	HCP, Inc. REIT	4,252,494
22,326	Healthcare Realty Trust, Inc. REIT	743,456
22,941	Healthcare Trust of America, Inc., Class A REIT	701,765
19,003	Highwoods Properties, Inc. REIT	979,035
57,692	Hospitality Properties Trust REIT	1,676,530
205,761	Host Hotels & Resorts, Inc. REIT	3,839,500
5,759	Howard Hughes Corp. (The)(c)	724,540
70,863	Iron Mountain, Inc. REIT	2,581,539
15,062	Jbg Smith Properties REIT(c)	534,400
10,833	Jones Lang LaSalle, Inc.	1,378,174
12,904	Kilroy Realty Corp. REIT	895,667
85,052	Kimco Realty Corp. REIT	1,716,349
10,692	Lamar Advertising Co., Class A REIT	754,534
33,718	LaSalle Hotel Properties REIT	996,030
67,976	Lexington Realty Trust REIT	691,996
38,082	Liberty Property Trust REIT	1,600,206
33,280	Macerich Co. (The) REIT	1,909,939
30,141	Mack-Cali Realty Corp. REIT	790,900
54,416	Medical Properties Trust, Inc. REIT	706,320
13,294	Mid-America Apartment Communities, Inc. REIT	1,376,328
22,693	National Retail Properties, Inc. REIT	907,266
35,600	OMEGA Healthcare Investors, Inc. REIT(b)	1,124,604
43,045	Outfront Media, Inc. REIT	984,439
41,960	Paramount Group, Inc. REIT	686,885
35,265	Park Hotels & Resorts, Inc. REIT	949,686

Schedule of Investments(a)

49,089	Piedmont Office Realty Trust, Inc., Class A REIT	$1,031,360
100,008	Prologis, Inc. REIT	6,081,487
14,201	Public Storage REIT	2,919,300
73,582	Quality Care Properties, Inc. REIT(c)	1,237,649
37,467	Rayonier, Inc. REIT	1,089,166
60,677	Realogy Holdings Corp.	2,014,476
33,440	Realty Income Corp. REIT	1,908,086
14,717	Regency Centers Corp. REIT	974,560
71,284	Retail Properties of America, Inc., Class A REIT	943,087
42,416	RLJ Lodging Trust REIT	897,523
11,354	Ryman Hospitality Properties, Inc. REIT	710,647
5,980	SBA Communications Corp. REIT(c)	822,549
81,643	Senior Housing Properties Trust REIT	1,587,956
41,564	Simon Property Group, Inc. REIT	6,587,894
20,593	SL Green Realty Corp. REIT	2,126,639
107,541	Spirit Realty Capital, Inc. REIT	852,800
8,043	Sun Communities, Inc. REIT	715,907
59,263	Sunstone Hotel Investors, Inc. REIT	964,802
13,717	Taubman Centers, Inc. REIT	780,086
43,081	UDR, Inc. REIT	1,684,036
80,955	Ventas, Inc. REIT	5,452,319
253,183	VEREIT, Inc. REIT	2,103,951
30,124	Vornado Realty Trust REIT	2,390,339
99,324	Washington Prime Group, Inc. REIT	895,903
23,668	Weingarten Realty Investors REIT	768,263
92,049	Welltower, Inc. REIT	6,755,476
115,254	Weyerhaeuser Co. REIT	3,805,687
19,178	WP Carey, Inc. REIT	1,313,885
47,326	Xenia Hotels & Resorts, Inc. REIT	961,664

		153,279,031

	Telecommunication Services - 3.5%
2,220,493	AT&T, Inc.	86,599,227
544,705	CenturyLink, Inc.(b)	12,675,285
90,041	Frontier Communications Corp.(b)	1,378,528
61,687	Level 3 Communications, Inc.(c)	3,619,793
53,960	Telephone & Data Systems, Inc.	1,534,083
47,617	T-Mobile US, Inc.(c)	2,936,064
1,295,572	Verizon Communications, Inc.	62,705,685
224,953	Windstream Holdings, Inc.(b)	852,572

		172,301,237

	Utilities - 5.1%
469,740	AES Corp. (The)	5,251,693
12,086	ALLETE, Inc.	885,541
59,921	Alliant Energy Corp.	2,428,598
82,279	Ameren Corp.	4,615,852
170,886	American Electric Power Co., Inc.	12,054,299
36,618	American Water Works Co., Inc.	2,969,720
31,518	Aqua America, Inc.	1,052,071
25,160	Atmos Energy Corp.	2,182,882
20,253	Avangrid, Inc.	919,891
22,356	Avista Corp.	1,176,149
12,949	Black Hills Corp.	902,027
223,427	Calpine Corp.(c)	3,212,880
148,893	CenterPoint Energy, Inc.	4,197,294
77,600	CMS Energy Corp.	3,588,224
109,137	Consolidated Edison, Inc.	9,043,092
144,317	Dominion Energy, Inc.	11,138,386
56,201	DTE Energy Co.	6,016,879
254,125	Duke Energy Corp.	21,631,120
121,310	Dynegy, Inc.(c)	1,089,364
92,795	Edison International	7,301,111
92,045	Entergy Corp.	7,061,693
90,487	Eversource Energy	5,500,705
444,780	Exelon Corp.	17,052,865
275,719	FirstEnergy Corp.	8,798,193
61,985	Great Plains Energy, Inc.	1,912,857
41,577	Hawaiian Electric Industries, Inc.	1,371,625
11,992	IDACORP, Inc.	1,035,629
62,469	MDU Resources Group, Inc.	1,646,058
19,649	National Fuel Gas Co.	1,163,417
22,498	New Jersey Resources Corp.	948,291
103,744	NextEra Energy, Inc.	15,155,961
84,072	NiSource, Inc.	2,190,916
13,686	NorthWestern Corp.	790,914
169,450	NRG Energy, Inc.	4,171,859
58,826	OGE Energy Corp.	2,109,500
12,521	ONE Gas, Inc.	911,278
152,890	PG&E Corp.	10,349,124
36,099	Pinnacle West Capital Corp.	3,130,866
25,227	PNM Resources, Inc.	1,005,296
27,815	Portland General Electric Co.	1,243,052
223,294	PPL Corp.	8,558,859
188,861	Public Service Enterprise Group, Inc.	8,493,079
44,091	SCANA Corp.	2,838,138
65,341	Sempra Energy	7,384,187
318,867	Southern Co. (The)	15,283,295
10,663	Spire, Inc.	774,134
47,439	UGI Corp.	2,394,246
23,957	Vectren Corp.	1,440,055
69,046	WEC Energy Group, Inc.	4,347,827
38,141	Westar Energy, Inc.	1,935,656
11,748	WGL Holdings, Inc.	1,007,039
159,309	Xcel Energy, Inc.	7,536,909

		251,200,596

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $4,190,050,611) - 100.0%	$4,948,189,598

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
68,065,211	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $68,065,211)	68,065,211

	Total Investments (Cost $4,258,115,822)(g) - 101.4%	5,016,254,809
	Other assets less liabilities - (1.4)%	(67,579,209)

	Net Assets - 100.0%	$4,948,675,600

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$3,770,312	$76,722	$(85,771)	$197,118	$12,770	$3,971,151	$33,124
Invesco Mortgage Capital, Inc. REIT	951,852	11,130	(21,066)	13,388	5,079	960,383	23,100

Total Investments in Affiliates	$4,722,164	$87,852	$(106,837)	$210,506	$17,849	$4,931,534	$56,224

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,321,480,395. The net unrealized appreciation was $694,774,414, which consisted of aggregate gross unrealized appreciation of $926,874,693 and aggregate gross unrealized depreciation of $232,100,279.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.2%
37,258	1-800-Flowers.com, Inc., Class A(b)	$359,540
102,435	Aaron’s, Inc.	4,740,692
36,379	AMC Entertainment Holdings, Inc., Class A	742,132
67,607	American Outdoor Brands Corp.(b)(c)	1,397,437
30,118	American Public Education, Inc.(b)	641,513
13,236	America’s Car-Mart, Inc.(b)(c)	518,851
312,762	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	2,752,306
45,963	Ascent Capital Group, Inc., Class A(b)	776,775
14,865	AV Homes, Inc.(b)	238,583
144,348	Barnes & Noble Education, Inc.(b)	1,043,636
240,859	Barnes & Noble, Inc.	1,963,001
17,359	Bassett Furniture Industries, Inc.	645,755
110,310	Beazer Homes USA, Inc.(b)	1,462,711
95,771	Belmond Ltd., Class A (United Kingdom)(b)	1,249,812
57,342	Big 5 Sporting Goods Corp.(c)	616,426
1,458	Biglari Holdings, Inc.(b)	545,759
28,231	BJ’s Restaurants, Inc.(b)	996,554
35,895	Black Diamond, Inc.(b)	233,317
31,962	Bob Evans Farms, Inc.	2,211,131
24,207	Boot Barn Holdings, Inc.(b)(c)	193,898
119,183	Boyd Gaming Corp.(b)	2,986,726
79,782	Bravo Brio Restaurant Group, Inc.(b)	275,248
48,822	Bridgepoint Education, Inc.(b)	474,062
24,895	Bright Horizons Family Solutions, Inc.(b)	1,966,954
107,780	Buckle, Inc. (The)(c)	1,843,038
14,856	Buffalo Wild Wings, Inc.(b)	1,597,020
36,766	Build-A-Bear Workshop, Inc.(b)	352,954
2,257	Cable One, Inc.	1,715,094
79,720	Caleres, Inc.	2,174,762
78,405	Callaway Golf Co.	998,096
9,452	Capella Education Co.	649,352
124,676	Career Education Corp.(b)	1,048,525
14,031	Carriage Services, Inc.	342,216
38,719	Carrols Restaurant Group, Inc.(b)	472,372
35,144	Carter’s, Inc.	3,048,039
58,277	Cato Corp. (The), Class A	991,292
7,282	Cavco Industries, Inc.(b)	949,573
30,280	Century Casinos, Inc.(b)	217,713
25,149	Century Communities, Inc.(b)	651,359
37,205	Cheesecake Factory, Inc. (The)	1,770,214
53,607	Chegg, Inc.(b)(c)	742,457
210,348	Chico’s FAS, Inc.	1,924,684
14,430	Children’s Place, Inc. (The)	1,524,529
31,498	Choice Hotels International, Inc.	2,036,346
198,333	Christopher & Banks Corp.(b)	279,650
8,317	Churchill Downs, Inc.	1,555,695
12,603	Chuy’s Holdings, Inc.(b)	296,801
31,119	Citi Trends, Inc.	689,286
56,432	Clear Channel Outdoor Holdings, Inc., Class A	286,110
69,733	ClubCorp Holdings, Inc.	1,181,974
9,465	Collectors Universe, Inc.	235,489
20,235	Columbia Sportswear Co.	1,225,836
120,164	Conn’s, Inc.(b)(c)	2,571,510
72,534	Container Store Group, Inc. (The)(b)(c)	388,057
23,836	Cooper-Standard Holdings, Inc.(b)	2,437,469
188,212	Crocs, Inc.(b)	1,494,403
21,012	CSS Industries, Inc.	562,491
11,218	Culp, Inc.	336,540
17,675	Dave & Buster’s Entertainment, Inc.(b)	1,097,794
32,141	Del Frisco’s Restaurant Group, Inc.(b)	456,402
27,513	del Taco Restaurants, Inc.(b)	360,145
48,237	Denny’s Corp.(b)	547,972
53,701	Destination Maternity Corp.(b)	82,163
31,730	DineEquity, Inc.(c)	1,305,372
15,645	Domino’s Pizza, Inc.	2,917,792
13,247	Dorman Products, Inc.(b)	1,034,326
261,698	Drive Shack, Inc.	800,796
42,891	Dunkin’ Brands Group, Inc.	2,274,510
51,606	E.W. Scripps Co. (The), Class A(b)	1,014,058
28,086	El Pollo Loco Holdings, Inc.(b)	365,118
37,503	Eldorado Resorts, Inc.(b)	765,061
84,475	Entravision Communications Corp., Class A	549,087
55,197	Eros International PLC (India)(b)(c)	551,970

35,824	Ethan Allen Interiors, Inc.	$1,148,159
36,564	Etsy, Inc.(b)	525,425
107,005	Extended Stay America, Inc.	2,115,489
32,500	Fiesta Restaurant Group, Inc.(b)	546,000
111,665	Finish Line, Inc. (The), Class A	1,536,510
20,656	Five Below, Inc.(b)	997,891
7,979	Flexsteel Industries, Inc.	446,664
12,520	Fox Factory Holding Corp.(b)	481,394
35,960	Francesca’s Holdings Corp.(b)	349,891
78,958	Fred’s, Inc., Class A(c)	534,546
36,559	FTD Cos., Inc.(b)	718,384
33,250	Gentherm, Inc.(b)	1,112,212
78,238	G-III Apparel Group Ltd.(b)	2,036,535
52,834	Global Eagle Entertainment, Inc.(b)	166,955
121,860	GoPro, Inc., Class A(b)(c)	1,004,126
27,770	Grand Canyon Education, Inc.(b)	2,043,039
97,926	Gray Television, Inc.(b)	1,459,097
34,540	Green Brick Partners, Inc.(b)(c)	388,575
378,558	Groupon, Inc., Class A(b)	1,423,378
138,293	Harte-Hanks, Inc.(b)	133,453
38,543	Haverty Furniture Cos., Inc.	857,582
25,343	Helen of Troy Ltd.(b)	2,553,307
48,346	Hibbett Sports, Inc.(b)(c)	754,198
44,480	Hilton Grand Vacations, Inc.(b)	1,635,085
11,270	Hooker Furniture Corp.	475,594
22,851	Horizon Global Corp.(b)	318,543
191,066	Houghton Mifflin Harcourt Co.(b)	2,283,239
453,096	Hovnanian Enterprises, Inc., Class A(b)	996,811
18,313	Hyatt Hotels Corp., Class A(b)	1,017,653
140,217	Iconix Brand Group, Inc.(b)	935,247
65,447	Ilg, Inc.	1,735,000
40,145	IMAX Corp.(b)	859,103
8,163	Installed Building Products, Inc.(b)	439,169
30,787	International Speedway Corp., Class A	1,102,175
13,591	Intrawest Resorts Holdings, Inc.(b)	322,786
17,663	iRobot Corp.(b)	1,863,623
25,156	J. Alexander’s Holdings, Inc.(b)	265,396
15,491	Jack in the Box, Inc.	1,436,945
90,598	JAKKS Pacific, Inc.(b)(c)	298,973
50,155	John Wiley & Sons, Inc., Class A	2,771,064
7,238	Johnson Outdoors, Inc., Class A	365,664
71,632	K12, Inc.(b)	1,268,603
57,120	Kandi Technologies Group, Inc. (China)(b)(c)	228,480
146,442	KB Home(c)	3,356,451
46,085	Kirkland’s, Inc.(b)	430,895
132,843	La Quinta Holdings, Inc.(b)	1,980,689
50,334	Lands’ End, Inc.(b)	679,509
56,257	La-Z-Boy, Inc.	1,901,487
16,487	LCI Industries	1,759,987
16,456	LGI Homes, Inc.(b)(c)	729,001
52,156	Libbey, Inc.	469,404
24,681	Liberty Expedia Holdings, Inc., Class A(b)	1,408,051
142,902	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,679,098
46,523	Liberty Ventures, Series A(b)	2,818,363
16,074	Lifetime Brands, Inc.	304,602
25,385	Lions Gate Entertainment Corp., Class A(b)	746,319
49,507	Lions Gate Entertainment Corp., Class B(b)	1,361,938
12,559	Loral Space & Communications, Inc.(b)	584,621
41,532	Lululemon Athletica, Inc.(b)	2,560,032
76,575	Lumber Liquidators Holdings, Inc.(b)(c)	1,892,168
61,090	M/I Homes, Inc.(b)	1,584,675
11,379	Madison Square Garden Co. (The), Class A(b)	2,500,194
6,777	MakeMyTrip Ltd. (India)(b)(c)	220,591
8,704	Malibu Boats, Inc., Class A(b)	249,021
22,341	Marcus Corp. (The)	607,675
32,727	MarineMax, Inc.(b)	489,269
13,726	Marriott Vacations Worldwide Corp.	1,603,883
72,727	MDC Holdings, Inc.	2,493,809
117,354	MDC Partners, Inc., Class A	1,161,805
83,010	Meritage Homes Corp.(b)	3,382,657
144,200	Michaels Cos., Inc. (The)(b)	2,904,188
123,686	Modine Manufacturing Co.(b)	2,009,898
12,709	Monarch Casino & Resort, Inc.(b)	420,541
24,146	Monro Muffler Brake, Inc.	1,125,204
18,950	Motorcar Parts of America, Inc.(b)	530,032
28,826	Movado Group, Inc.	709,120
45,419	MSG Networks, Inc., Class A(b)	971,967
9,559	NACCO Industries, Inc., Class A	627,070
5,567	Nathan’s Famous, Inc.(b)	347,938
146,125	National CineMedia, Inc.	1,044,794
22,408	Nautilus, Inc.(b)	394,381
19,521	New Home Co., Inc. (The)(b)	211,022
81,029	New Media Investment Group, Inc.	1,129,544
124,206	New York Times Co. (The), Class A	2,359,914

Schedule of Investments(a)

10,550	Nexstar Media Group, Inc., Class A	$689,970
18,976	Nutrisystem, Inc.	1,057,912
32,888	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,470,094
31,978	Overstock.com, Inc.(b)	511,648
22,866	Oxford Industries, Inc.	1,443,531
12,373	Papa John’s International, Inc.	882,566
43,123	Party City Holdco, Inc.(b)(c)	601,566
120,248	Penn National Gaming, Inc.(b)	2,424,200
37,312	Perry Ellis International, Inc.(b)	732,808
26,126	PetMed Express, Inc.(c)	1,242,030
36,503	PICO Holdings, Inc.(b)	593,174
291,068	Pier 1 Imports, Inc.	1,341,823
13,462	Planet Fitness, Inc., Class A	305,049
19,567	Pool Corp.	2,115,584
30,489	Potbelly Corp.(b)	350,624
16,898	RCI Hospitality Holdings, Inc.	383,416
21,063	Reading International, Inc., Class A(b)	336,165
24,433	Red Robin Gourmet Burgers, Inc.(b)	1,461,093
30,941	Red Rock Resorts, Inc., Class A	739,490
119,673	Regis Corp.(b)	1,260,157
360,689	Rent-A-Center, Inc.(c)	4,768,309
66,493	RH(b)(c)	4,330,689
581,573	Ruby Tuesday, Inc.(b)	1,174,777
25,048	Ruth’s Hospitality Group, Inc.	500,960
26,715	Salem Media Group, Inc.	191,012
51,860	Scholastic Corp.	2,148,560
52,524	Scientific Games Corp., Class A(b)	1,946,014
84,503	Sears Hometown and Outlet Stores, Inc.(b)(c)	190,132
62,938	Select Comfort Corp.(b)	2,127,934
80,142	Sequential Brands Group, Inc.(b)(c)	257,256
29,648	Shoe Carnival, Inc.	541,372
32,554	Shutterfly, Inc.(b)	1,596,448
76,258	Sinclair Broadcast Group, Inc., Class A	2,749,101
469,217	Sirius XM Holdings, Inc.(c)	2,749,612
110,200	Skechers U.S.A., Inc., Class A(b)	3,095,518
17,687	SodaStream International Ltd. (Israel)(b)	996,132
27,283	Sonic Corp.	645,516
71,761	Sotheby’s(b)	4,060,955
23,211	Speedway Motorsports, Inc.	493,466
74,119	Sportsman’s Warehouse Holdings, Inc.(b)(c)	335,759
628,852	Stage Stores, Inc.(c)	1,251,415
24,474	Standard Motor Products, Inc.	1,233,000
384,103	Stein Mart, Inc.(c)	533,903
64,899	Steven Madden Ltd.(b)	2,660,859
43,332	Stoneridge, Inc.(b)	661,246
9,424	Strattec Security Corp.	334,552
13,359	Strayer Education, Inc.	1,050,285
31,959	Sturm Ruger & Co., Inc.(c)	1,840,838
44,340	Superior Industries International, Inc.	866,847
89,104	Tailored Brands, Inc.(c)	1,117,364
56,304	Taylor Morrison Home Corp., Class A(b)	1,273,596
6,902	Tesla, Inc.(b)(c)	2,232,590
37,928	Texas Roadhouse, Inc.	1,793,994
16,125	Tile Shop Holdings, Inc.	235,425
26,208	Tilly’s, Inc., Class A	261,556
62,021	TopBuild Corp.(b)	3,273,468
76,528	Tower International, Inc.	1,890,242
49,274	Townsquare Media, Inc., Class A(b)	544,970
203,532	TRI Pointe Group, Inc.(b)	2,706,976
54,338	TripAdvisor, Inc.(b)	2,120,269
82,264	tronc, Inc.(b)	1,050,511
209,077	Tuesday Morning Corp.(b)(c)	386,792
31,895	Unifi, Inc.(b)	1,044,880
11,220	Universal Electronics, Inc.(b)	768,009
62,702	Universal Technical Institute, Inc.(b)	223,219
15,065	Vail Resorts, Inc.	3,175,099
49,563	Vera Bradley, Inc.(b)	499,595
103,175	Vince Holding Corp.(b)(c)	57,510
78,856	Vitamin Shoppe, Inc.(b)	867,416
149,947	VOXX International Corp.(b)	1,004,645
8,490	Wayfair, Inc., Class A(b)(c)	648,212
91,901	Weight Watchers International, Inc.(b)(c)	3,291,894
215,181	Wendy’s Co. (The)	3,322,395
12,493	Weyco Group, Inc.	348,305
67,413	William Lyon Homes, Class A(b)	1,524,208
11,973	Wingstop, Inc.(b)(c)	359,310
19,367	Winnebago Industries, Inc.(c)	712,706
127,012	Wolverine World Wide, Inc.	3,581,738
28,279	World Wrestling Entertainment, Inc., Class A(c)	598,384
67,403	ZAGG, Inc.(b)	569,555
10,613	Zoe’s Kitchen, Inc.(b)	120,033
40,999	Zumiez, Inc.(b)	520,687

		286,841,021

	Consumer Staples - 3.0%
75,180	Adecoagro SA (Argentina)(b)	764,581
30,916	Alliance One International, Inc.(b)	469,923

45,543	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	$282,822
50,352	B&G Foods, Inc.	1,825,260
52,897	Blue Buffalo Pet Products, Inc.(b)	1,183,306
5,587	Boston Beer Co., Inc. (The), Class A(b)(c)	876,042
11,131	Calavo Growers, Inc.	824,251
41,495	Cal-Maine Foods, Inc.(b)(c)	1,583,034
12,454	Central Garden & Pet Co.(b)	398,528
41,252	Central Garden & Pet Co., Class A(b)	1,268,912
39,581	Chefs’ Warehouse, Inc. (The)(b)	573,924
4,949	Coca-Cola Bottling Co. Consolidated	1,188,205
155,716	Coty, Inc., Class A	3,189,064
12,263	Craft Brew Alliance, Inc.(b)	214,602
35,009	Energizer Holdings, Inc.	1,612,865
5,798	Farmer Brothers Co.(b)	180,608
47,488	Fresh Del Monte Produce, Inc.	2,444,207
41,928	Ingles Markets, Inc., Class A	1,236,876
20,273	Inter Parfums, Inc.	786,592
38,170	Inventure Foods, Inc.(b)(c)	148,863
9,305	J & J Snack Foods Corp.	1,222,677
11,123	John B. Sanfilippo & Son, Inc.	715,431
15,689	Lancaster Colony Corp.	1,923,785
45,737	Landec Corp.(b)	562,565
9,197	Medifast, Inc.	392,620
5,706	MGP Ingredients, Inc.(c)	336,426
5,138	National Beverage Corp.(c)	524,693
15,580	Natural Grocers by Vitamin Cottage, Inc.(b)(c)	137,260
9,602	Nutraceutical International Corp.	401,364
29,014	Omega Protein Corp.	464,224
11,800	Orchids Paper Products Co.(c)	132,868
114,224	Pilgrim’s Pride Corp.(b)	2,774,501
18,159	PriceSmart, Inc.	1,529,896
15,616	Revlon, Inc., Class A(b)	305,293
29,380	Sanderson Farms, Inc.(c)	3,841,435
27,527	Seneca Foods Corp., Class A(b)	790,025
74,394	Smart & Final Stores, Inc.(b)	639,788
61,309	Snyder’s-Lance, Inc.	2,132,940
18,771	Spectrum Brands Holdings, Inc.	2,166,924
194,284	SunOpta, Inc. (Canada)(b)(c)	1,845,698
13,037	Tootsie Roll Industries, Inc.(c)	484,976
9,569	USANA Health Sciences, Inc.(b)	546,390
109,165	Vector Group Ltd.	2,197,491
23,758	Village Super Market, Inc., Class A	587,535
6,768	WD-40 Co.	721,807
25,025	Weis Markets, Inc.	1,183,933

		49,615,010

	Energy - 5.1%
276,698	Approach Resources, Inc.(b)(c)	866,065
120,545	Archrock, Inc.	1,319,968
48,311	Ardmore Shipping Corp. (Ireland)	384,072
253,049	Bill Barrett Corp.(b)	855,306
2,461	Bonanza Creek Energy, Inc.(b)(c)	71,467
169,474	Bristow Group, Inc.(c)	1,249,023
36,886	Callon Petroleum Co.(b)	417,550
86,859	CARBO Ceramics, Inc.(b)(c)	614,093
34,215	Carrizo Oil & Gas, Inc.(b)	539,228
189,326	Clean Energy Fuels Corp.(b)	496,034
476,433	Cloud Peak Energy, Inc.(b)	1,648,458
108,299	Cobalt International Energy, Inc.(b)(c)	279,411
39,347	Comstock Resources, Inc.(b)(c)	278,970
58,388	Contango Oil & Gas Co.(b)	350,328
23,233	Core Laboratories NV(c)	2,335,613
111,951	CVR Energy, Inc.(c)	2,116,993
925,615	Denbury Resources, Inc.(b)	1,351,398
234,656	DHT Holdings, Inc.	976,169
22,009	Diamondback Energy, Inc.(b)	2,110,223
58,139	Dorian LPG Ltd.(b)	418,601
42,275	Dril-Quip, Inc.(b)	1,885,465
97,523	Eclipse Resources Corp.(b)	274,040
131,644	EP Energy Corp., Class A(b)(c)	444,957
65,132	Era Group, Inc.(b)	570,556
41,904	Exco Resources, Inc.(b)(c)	82,551
85,219	Exterran Corp.(b)	2,359,714
99,082	Fairmount Santrol Holdings, Inc.(b)(c)	289,319
102,853	Forum Energy Technologies, Inc.(b)	1,362,802
44,178	Frank’s International NV(c)	357,842
115,716	Frontline Ltd. (Norway)(c)	663,053
49,777	GasLog Ltd. (Monaco)(c)	908,430
355,165	Gener8 Maritime, Inc.(b)(c)	1,900,133
35,192	Geospace Technologies Corp.(b)	541,605
111,029	Golar LNG Ltd. (Bermuda)(c)	2,643,600
111,733	Green Plains, Inc.	2,206,727
41,998	Gulf Island Fabrication, Inc.(c)	478,777
125,941	Gulfport Energy Corp.(b)	1,589,375
36,801	Halcon Resources Corp.(b)(c)	241,415
27,565	Hallador Energy Co.	189,923
252,733	Helix Energy Solutions Group, Inc.(b)	1,652,874
534,948	Hornbeck Offshore Services, Inc.(b)(c)	1,348,069
38,415	Independence Contract Drilling, Inc.(b)	148,666

Schedule of Investments(a)

121,447	ION Geophysical Corp.(b)(c)	$431,137
225,441	Jones Energy, Inc., Class A(b)(c)	338,162
199,735	Kosmos Energy Ltd. (Ghana)(b)(c)	1,318,251
30,181	Laredo Petroleum, Inc.(b)	391,146
16,545	Matador Resources Co.(b)	401,382
67,782	Matrix Service Co.(b)	701,544
15,382	Natural Gas Services Group, Inc.(b)	383,781
60,057	Navigator Holdings Ltd. (United Kingdom)(b)(c)	639,607
334,339	Navios Maritime Acquisition Corp.	471,418
211,972	Newpark Resources, Inc.(b)	1,769,966
252,312	Nordic American Tankers Ltd.(c)	1,483,595
145,246	North Atlantic Drilling Ltd. (Norway)(b)(c)	225,131
2,051,039	Ocean Rig UDW, Inc. (Cyprus)(b)	451,229
243,177	Pacific Drilling SA(b)(c)	364,766
130,833	Pacific Ethanol, Inc.(b)	817,706
53,674	Par Pacific Holdings, Inc.(b)	961,301
463,697	Parker Drilling Co.(b)	556,436
42,856	Parsley Energy, Inc., Class A(b)	1,254,824
33,570	PDC Energy, Inc.(b)	1,583,161
34,463	PHI, Inc.(b)	334,291
274,054	Pioneer Energy Services Corp.(b)	602,919
185,424	Renewable Energy Group, Inc.(b)	2,317,800
9,360	REX American Resources Corp.(b)	935,813
68,519	Rice Energy, Inc.(b)	1,916,476
17,881	RigNet, Inc.(b)	338,845
18,086	Ring Energy, Inc.(b)	236,203
65,115	RPC, Inc.(c)	1,348,532
42,528	RSP Permian, Inc.(b)	1,461,262
16,134	Sanchez Energy Corp.(b)(c)	90,996
570,090	Scorpio Tankers, Inc. (Monaco)	2,115,034
32,498	SEACOR Holdings, Inc.(b)	1,107,857
32,674	SEACOR Marine Holdings, Inc.(b)	476,387
62,060	SemGroup Corp., Class A	1,678,723
146,189	Ship Finance International Ltd. (Norway)(c)	1,988,170
88,422	Src Energy, Inc.(b)	752,471
183,631	Stone Energy Corp.(b)(c)	3,962,757
429,022	Teekay Tankers Ltd., Class A (Bermuda)	772,240
94,723	Tesco Corp.(b)	435,726
295,198	TETRA Technologies, Inc.(b)	829,506
304,867	Tsakos Energy Navigation Ltd. (Greece)(c)	1,502,994
109,695	Unit Corp.(b)	1,972,316
23,927	US Silica Holdings, Inc.	696,994
378,275	W&T Offshore, Inc.(b)(c)	741,419
46,113	Westmoreland Coal Co.(b)	198,747
165,208	Willbros Group, Inc.(b)	337,024

		84,514,908

	Financials - 16.9%
17,277	1st Source Corp.	848,301
64,229	AG Mortgage Investment Trust, Inc. REIT	1,182,456
11,000	Allegiance Bancshares, Inc.(b)	413,050
14,358	A-Mark Precious Metals, Inc.	216,375
18,612	American National Insurance Co.	2,214,828
15,442	Ameris Bancorp	707,244
17,331	AMERISAFE, Inc.	1,000,865
87,674	AmTrust Financial Services, Inc.	1,402,784
303,503	Anworth Mortgage Asset Corp. REIT	1,827,088
88,650	Apollo Commercial Real Estate Finance, Inc. REIT	1,598,359
54,600	Ares Commercial Real Estate Corp. REIT	698,880
43,008	Argo Group International Holdings Ltd.	2,578,330
44,667	Arlington Asset Investment Corp., Class A(c)	576,204
50,618	ARMOUR Residential REIT, Inc. REIT(c)	1,278,611
12,818	Arrow Financial Corp.	417,867
28,163	Artisan Partners Asset Management, Inc., Class A	936,420
108,441	Astoria Financial Corp.	2,188,339
12,320	Atlas Financial Holdings, Inc.(b)	190,344
23,128	Baldwin & Lyons, Inc., Class B	541,195
46,239	Banc of California, Inc.(c)	950,211
6,615	BancFirst Corp.	706,151
57,830	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,521,507
98,031	Bancorp, Inc. (The)(b)	759,740
70,107	BancorpSouth, Inc.	2,106,715
37,761	Bank Mutual Corp.	375,722
9,826	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	334,968
35,122	Bank of The Ozarks	1,515,514
13,298	BankFinancial Corp.	199,204
26,505	Banner Corp.	1,531,194
86,709	Beneficial Bancorp, Inc.	1,352,660
30,641	Berkshire Hills Bancorp, Inc.	1,138,313
237,971	BGC Partners, Inc., Class A	3,000,814

13,262	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	$255,957
18,463	Blue Hills Bancorp, Inc.	349,874
31,443	BofI Holding, Inc.(b)(c)	876,316
24,887	BOK Financial Corp.	2,117,137
78,170	Boston Private Financial Holdings, Inc.	1,199,909
13,196	Bridge Bancorp, Inc.	428,870
81,681	Brookline Bancorp, Inc.	1,212,963
15,813	Bryn Mawr Bank Corp.	671,262
14,727	Camden National Corp.	618,534
19,466	Capital Bank Financial Corp., Class A	739,708
245,444	Capstead Mortgage Corp. REIT	2,400,442
60,135	Cathay General Bancorp	2,252,056
32,902	CBOE Holdings, Inc.	3,110,226
22,025	Centerstate Banks, Inc.	550,405
24,522	Central Pacific Financial Corp.	758,465
14,564	Charter Financial Corp.	261,861
33,438	Chemical Financial Corp.	1,611,377
12,783	Cherry Hill Mortgage Investment Corp. REIT	245,306
15,657	City Holding Co.	1,027,569
24,011	Clifton Bancorp, Inc.	400,744
58,577	CNA Financial Corp.	3,043,075
24,550	CoBiz Financial, Inc.	432,080
21,443	Cohen & Steers, Inc.	866,297
56,444	Columbia Banking System, Inc.	2,248,729
35,033	Community Bank System, Inc.	1,923,312
18,336	Community Trust Bancorp, Inc.	792,115
21,859	ConnectOne Bancorp, Inc.	491,827
64,117	Cowen, Inc., Class A(b)	1,025,872
27,547	Crawford & Co., Class B	247,372
6,256	Credit Acceptance Corp.(b)(c)	1,558,370
10,019	CU Bancorp(b)	369,701
23,048	Customers Bancorp, Inc.(b)	687,983
73,560	CVB Financial Corp.	1,584,482
371,783	CYS Investments, Inc. REIT	3,163,873
2,314	Diamond Hill Investment Group, Inc.	457,015
39,895	Dime Community Bancshares, Inc.	829,816
16,862	Donegal Group, Inc., Class A	254,279
86,874	Donnelley Financial Solutions, Inc.(b)	2,015,477
145,823	Dynex Capital, Inc. REIT	1,007,637
18,104	Eagle Bancorp, Inc.(b)	1,130,595
20,579	eHealth, Inc.(b)	350,049
14,711	EMC Insurance Group, Inc.	407,495
36,483	Employers Holdings, Inc.	1,581,538
50,765	Encore Capital Group, Inc.(b)(c)	2,035,676
69,966	Enova International, Inc.(b)	1,014,507
15,234	Enstar Group Ltd. (Bermuda)(b)	3,086,408
12,975	Enterprise Financial Services Corp.	513,161
26,437	Essent Group Ltd.(b)	1,015,710
22,082	Evercore Partners, Inc., Class A	1,736,749
194,004	EZCORP, Inc., Class A(b)	1,513,231
14,765	FactSet Research Systems, Inc.	2,469,003
17,101	FBL Financial Group, Inc., Class A	1,161,158
20,647	FCB Financial Holdings, Inc., Class A(b)	973,506
10,937	Federal Agricultural Mortgage Corp., Class C	749,841
16,246	Federated National Holding Co.	258,636
20,157	Fidelity & Guaranty Life(c)	627,891
19,802	Fidelity Southern Corp.	417,030
16,140	Financial Engines, Inc.	620,583
16,701	Financial Institutions, Inc.	491,009
312,867	First BanCorp/Puerto Rico(b)	1,833,401
20,011	First Bancorp/Southern Pines NC	626,344
21,981	First Busey Corp.	642,724
6,150	First Citizens BancShares, Inc., Class A	2,263,323
85,463	First Commonwealth Financial Corp.	1,113,583
20,723	First Community Bancshares, Inc.	564,080
9,681	First Defiance Financial Corp.	500,992
74,233	First Financial Bancorp	1,900,365
35,927	First Financial Bankshares, Inc.(c)	1,553,843
12,990	First Financial Corp.	598,189
22,500	First Hawaiian, Inc.	663,750
19,294	First Interstate BancSystem, Inc., Class A	705,196
28,297	First Merchants Corp.	1,144,331
71,223	First Midwest Bancorp, Inc.	1,581,863
16,754	First of Long Island Corp. (The)	468,274
33,235	Firstcash, Inc.	1,932,615
64,778	Five Oaks Investment Corp. REIT(c)	319,356
31,025	Flagstar Bancorp, Inc.(b)	1,010,174
34,244	Flushing Financial Corp.	976,981
143,898	FNFV Group(b)	2,482,240
6,666	Franklin Financial Network, Inc.(b)	230,310
61,149	Gain Capital Holdings, Inc.	410,310
14,723	German American Bancorp, Inc.	527,525
68,264	Glacier Bancorp, Inc.	2,383,779
22,995	Great Ajax Corp. REIT	320,090
12,976	Great Southern Bancorp, Inc.	674,103
48,328	Great Western Bancorp, Inc.	1,885,275
21,391	Green Bancorp, Inc.(b)	480,228

Schedule of Investments(a)

45,751	Green Dot Corp., Class A(b)	$1,841,020
49,508	Greenhill & Co., Inc.	915,898
43,252	Greenlight Capital Re Ltd., Class A(b)	925,593
23,480	Hanmi Financial Corp.	672,702
27,165	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	631,586
13,342	HCI Group, Inc.(c)	601,591
18,231	Heartland Financial USA, Inc.	858,680
28,369	Heritage Financial Corp.	771,637
54,590	Heritage Insurance Holdings, Inc.	688,380
75,687	Hilltop Holdings, Inc.	1,894,446
61,302	Home BancShares, Inc.	1,520,290
24,661	HomeStreet, Inc.(b)	647,351
18,006	HomeTrust Bancshares, Inc.(b)	434,845
71,549	Hope Bancorp, Inc.	1,261,409
61,204	Horace Mann Educators Corp.	2,258,428
15,025	Horizon Bancorp	396,209
7,231	Houlihan Lokey, Inc., Class A	268,849
22,768	Impac Mortgage Holdings, Inc.(b)	334,917
16,771	Independent Bank Corp.	355,545
20,243	Independent Bank Corp./MA	1,444,338
7,273	Independent Bank Group, Inc.	438,926
19,860	Infinity Property & Casualty Corp.	1,986,993
15,450	Interactive Brokers Group, Inc., Class A	618,773
63,326	International Bancshares Corp.	2,241,740
20,713	INTL FCStone, Inc.(b)	810,500
32,049	Investment Technology Group, Inc.	707,321
33,058	James River Group Holdings Ltd.	1,327,609
74,606	Kearny Financial Corp.	1,089,248
63,804	Ladder Capital Corp., Class A REIT	839,661
30,969	Lakeland Bancorp, Inc.	599,250
16,724	Lakeland Financial Corp.	769,304
29,018	LegacyTexas Financial Group, Inc.	1,123,577
205,448	LendingClub Corp.(b)	1,041,621
116,927	Maiden Holdings Ltd.	1,297,890
17,123	MainSource Financial Group, Inc.	598,278
6,008	MarketAxess Holdings, Inc.	1,218,963
13,550	Marlin Business Services Corp.	352,300
63,397	MB Financial, Inc.	2,592,937
16,912	Mercantile Bank Corp.	538,140
50,802	Mercury General Corp.	3,042,532
29,473	Meridian Bancorp, Inc.	520,198
4,382	Meta Financial Group, Inc.	312,437
9,257	MidWestOne Financial Group, Inc.	318,626
5,811	Moelis & Co., Class A	237,670
11,213	Morningstar, Inc.	925,857
31,296	MSCI, Inc.	3,409,699
95,861	Mtge Investment Corp. REIT	1,783,015
23,389	National Bank Holdings Corp., Class A	798,267
7,021	National Commerce Corp.(b)	281,542
47,771	National General Holdings Corp.	1,013,223
4,119	National Western Life Group, Inc., Class A	1,386,414
77,773	Nationstar Mortgage Holdings, Inc.(b)	1,386,693
15,081	Navigators Group, Inc. (The)	859,617
45,077	NBT Bancorp, Inc.	1,629,083
26,733	Nelnet, Inc., Class A	1,312,323
325,249	New York Mortgage Trust, Inc. REIT(c)	2,055,574
17,364	Newtek Business Services Corp.(c)	295,188
33,312	NMI Holdings, Inc., Class A(b)	393,082
39,842	Northfield Bancorp, Inc.	668,947
151,687	Northwest Bancshares, Inc.	2,442,161
15,051	OceanFirst Financial Corp.	407,581
429,318	Ocwen Financial Corp.(b)(c)	1,232,143
116,260	OFG Bancorp(c)	1,168,413
137,086	Old National Bancorp	2,234,502
20,367	OM Asset Management PLC	306,931
67,772	On Deck Capital, Inc.(b)(c)	291,420
45,794	OneBeacon Insurance Group Ltd., Class A	838,946
97,609	OneMain Holdings, Inc.(b)	2,610,065
28,377	Oppenheimer Holdings, Inc., Class A	446,938
23,046	Opus Bank	548,495
19,649	Orchid Island Capital, Inc. REIT(c)	187,255
73,248	Oritani Financial Corp.	1,215,917
16,396	Pacific Continental Corp.	416,458
11,888	Pacific Premier Bancorp, Inc.(b)	426,779
16,520	Park National Corp.	1,631,680
29,923	Park Sterling Corp.	347,705
11,461	Peapack-Gladstone Financial Corp.	358,385
12,118	PennyMac Financial Services, Inc., Class A(b)	210,853
17,130	Peoples Bancorp, Inc.	558,438
18,103	Pinnacle Financial Partners, Inc.	1,156,782
19,689	Piper Jaffray Cos.	1,228,594
54,405	PRA Group, Inc.(b)	2,132,676
5,867	Preferred Bank	329,432
36,165	Primerica, Inc.	2,931,173
11,665	Provident Financial Holdings, Inc.	221,635
76,414	Provident Financial Services, Inc.	2,026,499

6,834	QCR Holdings, Inc.	$314,022
145,259	Redwood Trust, Inc. REIT	2,508,623
25,698	Regional Management Corp.(b)	616,495
35,955	Renasant Corp.	1,524,132
15,909	Republic Bancorp, Inc., Class A	571,133
175,954	Resource Capital Corp. REIT	1,803,529
33,072	S&T Bancorp, Inc.	1,252,767
15,732	Safeguard Scientifics, Inc.(b)	187,211
23,400	Safety Insurance Group, Inc.	1,660,230
22,282	Sandy Spring Bancorp, Inc.	892,171
17,384	Seacoast Banking Corp. of Florida(b)	406,264
59,886	SEI Investments Co.	3,384,158
13,853	ServisFirst Bancshares, Inc.	503,418
10,031	Sierra Bancorp	274,849
19,432	Simmons First National Corp., Class A	1,060,016
14,503	South State Corp.	1,214,626
23,310	Southside Bancshares, Inc.	809,556
13,837	Southwest Bancorp, Inc.	361,146
27,161	State Auto Financial Corp.	700,482
25,699	State Bank Financial Corp.	705,438
26,856	State National Cos., Inc.	560,753
68,865	Sterling Bancorp	1,590,782
38,916	Stewart Information Services Corp.	1,529,399
12,086	Stock Yards Bancorp, Inc.	433,283
6,750	Stonegate Bank	314,213
8,881	Territorial Bancorp, Inc.	267,585
32,303	Texas Capital Bancshares, Inc.(b)	2,530,940
29,057	TFS Financial Corp.	464,331
80,488	Third Point Reinsurance Ltd. (Bermuda)(b)	1,171,100
11,253	Tompkins Financial Corp.	885,724
36,003	TowneBank	1,126,894
18,344	TriCo Bancshares	676,894
17,072	TriState Capital Holdings, Inc.(b)	392,656
13,850	Triumph Bancorp, Inc.(b)	393,340
120,909	TrustCo Bank Corp. NY	1,003,545
83,979	Trustmark Corp.	2,683,969
36,317	UMB Financial Corp.	2,529,842
40,681	Union Bankshares Corp.	1,256,636
45,550	United Community Banks, Inc.	1,264,468
50,160	United Financial Bancorp, Inc.	907,394
33,324	United Fire Group, Inc.	1,503,579
22,234	United Insurance Holdings Corp.	354,855
37,027	Universal Insurance Holdings, Inc.(c)	883,094
24,205	Univest Corp. of Pennsylvania	738,253
13,784	Virtu Financial, Inc., Class A(c)	228,125
5,811	Virtus Investment Partners, Inc.	684,536
30,943	Walker & Dunlop, Inc.(b)	1,554,886
282,375	Walter Investment Management Corp.(b)(c)	229,317
13,783	Washington Trust Bancorp, Inc.	750,484
23,127	Waterstone Financial, Inc.	435,944
39,931	WesBanco, Inc.	1,526,562
25,518	Westamerica Bancorporation(c)	1,396,345
44,151	Western Alliance Bancorp(b)	2,224,327
157,403	Western Asset Mortgage Capital Corp. REIT	1,635,417
48,716	WisdomTree Investments, Inc.(c)	508,595
25,942	World Acceptance Corp.(b)	1,960,437
19,780	WSFS Financial Corp.	893,067

		282,041,991

	Health Care - 8.7%
11,231	Abaxis, Inc.	527,857
4,958	ABIOMED, Inc.(b)	734,230
55,263	Acadia Healthcare Co., Inc.(b)(c)	2,925,071
42,625	Accuray, Inc.(b)	181,156
43,898	Aceto Corp.	740,998
89,581	Achillion Pharmaceuticals, Inc.(b)	367,282
39,923	Acorda Therapeutics, Inc.(b)	864,333
7,952	Addus HomeCare Corp.(b)	269,970
53,424	Akorn, Inc.(b)	1,796,115
22,196	Albany Molecular Research, Inc.(b)(c)	482,541
12,807	Alder Biopharmaceuticals, Inc.(b)	137,675
14,657	Align Technology, Inc.(b)	2,451,090
28,167	Alkermes PLC(b)	1,532,566
7,353	Almost Family, Inc.(b)	363,606
24,368	Alnylam Pharmaceuticals, Inc.(b)	2,016,208
48,279	AMAG Pharmaceuticals, Inc.(b)	948,682
27,447	Amedisys, Inc.(b)	1,299,890
14,459	American Renal Associates Holdings, Inc.(b)(c)	247,249
57,448	Amicus Therapeutics, Inc.(b)	743,952
33,577	AMN Healthcare Services, Inc.(b)	1,238,991
20,259	Amphastar Pharmaceuticals, Inc.(b)	350,076
11,655	Analogic Corp.	818,181
46,273	AngioDynamics, Inc.(b)	751,936
8,965	Anika Therapeutics, Inc.(b)	458,649
103,185	Arbutus Biopharma Corp. (Canada)(b)	355,988
17,476	Atara Biotherapeutics, Inc.(b)(c)	266,509
10,435	athenahealth, Inc.(b)	1,443,369

Schedule of Investments(a)

13,926	AtriCure, Inc.(b)	$337,427
752	Atrion Corp.	475,414
32,224	BioMarin Pharmaceutical, Inc.(b)	2,827,012
339,785	BioScrip, Inc.(b)(c)	981,979
18,659	Bio-Techne Corp.	2,162,765
10,390	Bluebird Bio, Inc.(b)	979,257
74,345	Bruker Corp.	2,132,215
15,571	Cambrex Corp.(b)	949,831
7,128	Cantel Medical Corp.	528,898
33,865	Capital Senior Living Corp.(b)	467,337
7,302	Cardiovascular Systems, Inc.(b)	230,378
71,438	Celldex Therapeutics, Inc.(b)(c)	163,593
30,793	Charles River Laboratories International, Inc.(b)	3,023,873
9,569	Chemed Corp.	1,889,877
56,648	Chimerix, Inc.(b)	281,541
7,151	China Biologic Products Holdings, Inc. (China)(b)	711,524
30,011	Civitas Solutions, Inc.(b)	535,696
3,379	Clovis Oncology, Inc.(b)	286,573
26,695	Computer Programs & Systems, Inc.(c)	818,202
31,978	CONMED Corp.	1,641,111
11,085	CorVel Corp.(b)	527,092
5,475	Cotiviti Holdings, Inc.(b)	235,699
33,092	Cross Country Healthcare, Inc.(b)	389,162
15,312	CryoLife, Inc.(b)	287,100
46,592	Depomed, Inc.(b)	480,364
3,629	DexCom, Inc.(b)	241,728
67,335	Diplomat Pharmacy, Inc.(b)	1,068,606
51,806	Dynavax Technologies Corp.(b)(c)	821,125
32,793	Emergent Biosolutions, Inc.(b)	1,192,681
12,251	Enanta Pharmaceuticals, Inc.(b)	466,886
27,211	Endologix, Inc.(b)(c)	133,062
53,580	Ensign Group, Inc. (The)	1,198,585
7,671	Esperion Therapeutics, Inc.(b)	347,420
13,653	Evolent Health, Inc., Class A(b)	337,229
17,541	Exact Sciences Corp.(b)	680,591
16,574	Exactech, Inc.(b)	483,132
8,495	FibroGen, Inc.(b)	290,104
14,157	Five Prime Therapeutics, Inc.(b)	398,378
160,893	Five Star Senior Living, Inc.(b)	257,429
126,155	Genesis Healthcare, Inc., Class A(b)	181,663
43,515	Globus Medical, Inc., Class A(b)	1,338,086
48,429	Haemonetics Corp.(b)	1,991,885
68,691	Halyard Health, Inc.(b)	2,762,752
6,752	HealthEquity, Inc.(b)	309,714
16,992	HealthStream, Inc.(b)	401,351
47,408	Hill-Rom Holdings, Inc.	3,532,844
71,832	HMS Holdings Corp.(b)	1,442,387
90,330	Horizon Pharma PLC(b)	1,082,153
28,897	ICON PLC(b)	3,032,740
6,718	ICU Medical, Inc.(b)	1,154,824
16,182	IDEXX Laboratories, Inc.(b)	2,693,656
137,825	Impax Laboratories, Inc.(b)	2,666,914
22,527	INC Research Holdings, Inc., Class A(b)	1,238,985
3,723	Incyte Corp.(b)	496,239
2,998	Inogen, Inc.(b)	282,951
46,167	Inovalon Holdings, Inc., Class A(b)(c)	586,321
21,327	Insmed, Inc.(b)	344,858
4,322	Insulet Corp.(b)	217,440
17,380	Insys Therapeutics, Inc.(b)(c)	199,175
44,515	Integer Holdings Corp.(b)	2,038,787
15,794	Integra LifeSciences Holdings Corp.(b)	784,330
3,079	Intercept Pharmaceuticals, Inc.(b)(c)	360,643
27,280	Intra-Cellular Therapies, Inc.(b)(c)	315,630
15,202	Intrexon Corp.(b)(c)	328,211
85,685	Invacare Corp.	1,340,970
6,944	Ionis Pharmaceuticals, Inc.(b)(c)	363,866
36,705	Juno Therapeutics, Inc.(b)(c)	1,043,523
11,385	K2M Group Holdings, Inc.(b)	276,997
10,314	Kite Pharma, Inc.(b)(c)	1,118,141
9,498	Landauer, Inc.	517,166
28,268	Lannett Co., Inc.(b)(c)	575,254
13,320	LHC Group, Inc.(b)	771,228
3,464	Ligand Pharmaceuticals, Inc.(b)(c)	418,832
13,609	LivaNova PLC(b)(c)	829,332
34,701	Luminex Corp.	708,941
15,038	MacroGenics, Inc.(b)	248,428
9,832	Masimo Corp.(b)	930,107
21,363	Medicines Co. (The)(b)(c)	821,407
9,221	Medidata Solutions, Inc.(b)	708,265
11,751	Medpace Holdings, Inc.(b)(c)	322,330
75,866	Meridian Bioscience, Inc.	1,027,984
35,921	Merit Medical Systems, Inc.(b)	1,472,761
21,654	Momenta Pharmaceuticals, Inc.(b)	358,374
92,602	Myriad Genetics, Inc.(b)	2,247,451
20,660	Natus Medical, Inc.(b)	727,232
11,859	Neogen Corp.(b)	781,152
10,654	Neurocrine Biosciences, Inc.(b)	511,712
2,037	Nevro Corp.(b)	175,304

11,994	NewLink Genetics Corp.(b)(c)	$86,597
211,418	Novavax, Inc.(b)(c)	219,875
20,922	NuVasive, Inc.(b)	1,376,458
14,624	NxStage Medical, Inc.(b)	344,395
23,326	Omnicell, Inc.(b)	1,156,970
147,232	OPKO Health, Inc.(b)(c)	949,646
21,192	OraSure Technologies, Inc.(b)	371,708
18,299	Orthofix International NV(b)	793,811
6,863	Pacira Pharmaceuticals, Inc.(b)	271,088
43,920	PAREXEL International Corp.(b)	3,843,878
7,732	Patheon NV(b)	270,311
3,710	Penumbra, Inc.(b)	302,921
83,411	PharMerica Corp.(b)	2,097,787
12,702	Phibro Animal Health Corp., Class A	485,216
13,111	Portola Pharmaceuticals, Inc.(b)	808,949
23,315	PRA Health Sciences, Inc.(b)	1,734,636
30,896	Premier, Inc., Class A(b)	1,078,270
37,145	Prestige Brands Holdings, Inc.(b)	1,992,086
7,077	Prothena Corp. PLC (Ireland)(b)(c)	437,076
29,034	Providence Service Corp. (The)(b)	1,496,412
18,075	PTC Therapeutics, Inc.(b)	372,706
66,171	Quality Systems, Inc.(b)	1,131,524
17,439	Quidel Corp.(b)	557,874
245,021	Quorum Health Corp.(b)	835,522
8,870	Radius Health, Inc.(b)(c)	390,546
94,922	RadNet, Inc.(b)	730,899
10,920	REGENXBIO, Inc.(b)	196,560
7,727	Repligen Corp.(b)	311,166
15,770	Retrophin, Inc.(b)	319,185
115,862	RTI Surgical, Inc.(b)	660,413
54,050	Sangamo Therapeutics, Inc.(b)	464,830
6,960	Sarepta Therapeutics, Inc.(b)	268,517
39,302	SciClone Pharmaceuticals, Inc.(b)	430,357
9,996	Seattle Genetics, Inc.(b)	504,798
3,341	Spark Therapeutics, Inc.(b)	237,211
9,192	Spectranetics Corp. (The)(b)	353,892
60,904	Spectrum Pharmaceuticals, Inc.(b)	454,344
18,241	Surgery Partners, Inc.(b)	362,084
8,741	SurModics, Inc.(b)	229,888
12,399	Taro Pharmaceutical Industries Ltd.(b)(c)	1,417,578
41,192	Tetraphase Pharmaceuticals, Inc.(b)	269,396
6,321	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	203,094
29,447	Tivity Health, Inc.(b)	1,167,574
60,604	Triple-S Management Corp., Class B(b)	938,150
6,877	U.S. Physical Therapy, Inc.	433,939
6,677	Ultragenyx Pharmaceutical, Inc.(b)	442,819
14,091	Veeva Systems, Inc., Class A(b)	898,442
19,912	Vertex Pharmaceuticals, Inc.(b)	3,023,040
32,443	West Pharmaceutical Services, Inc.	2,877,694
47,798	Wright Medical Group NV(b)	1,255,653
20,436	Zogenix, Inc.(b)(c)	245,232

		145,759,359

	Industrials - 16.6%
14,584	AAON, Inc.	492,939
67,597	AAR Corp.	2,528,128
161,038	ACCO Brands Corp.(b)	1,876,093
69,730	Actuant Corp., Class A	1,687,466
47,788	Advanced Drainage Systems, Inc.	982,043
21,841	Advisory Board Co. (The)(b)	1,227,464
76,047	Aegion Corp.(b)	1,820,565
52,804	Aerojet Rocketdyne Holdings, Inc.(b)	1,238,254
16,209	Aerovironment, Inc.(b)	612,538
69,538	Air Transport Services Group, Inc.(b)	1,693,946
9,762	Alamo Group, Inc.	907,964
22,302	Alaska Air Group, Inc.	1,900,799
21,699	Albany International Corp., Class A	1,160,896
3,228	Allegiant Travel Co.	417,219
34,979	Allegion PLC	2,841,694
24,459	Altra Industrial Motion Corp.	1,089,648
57,431	Ameresco, Inc., Class A(b)	376,173
15,388	American Railcar Industries, Inc.(c)	565,817
8,090	American Woodmark Corp.(b)	794,033
16,788	Apogee Enterprises, Inc.	874,487
39,935	Applied Industrial Technologies, Inc.	2,256,327
79,091	ARC Document Solutions, Inc.(b)	273,655
63,481	ArcBest Corp.	1,764,772
8,082	Argan, Inc.	520,885
69,028	Armstrong Flooring, Inc.(b)	1,198,326
15,237	Astec Industries, Inc.	765,964
17,699	Astronics Corp.(b)	517,696
11,287	Atkore International Group, Inc.(b)	234,995
5,237	Atlas Air Worldwide Holdings, Inc.(b)	311,078
14,287	Axon Enterprise, Inc.(b)(c)	351,317
24,458	AZZ, Inc.	1,240,021
138,373	Babcock & Wilcox Enterprises, Inc.(b)	1,452,916
42,723	Barnes Group, Inc.	2,571,070
6,237	Barrett Business Services, Inc.	343,222
66,334	Beacon Roofing Supply, Inc.(b)	3,046,721
62,771	BMC Stock Holdings, Inc.(b)	1,380,962

Schedule of Investments(a)

43,186	Brady Corp., Class A	$1,433,775
89,469	Briggs & Stratton Corp.	2,095,364
92,611	Builders FirstSource, Inc.(b)	1,451,214
56,416	BWX Technologies, Inc.	2,971,995
17,225	Caesarstone Ltd. (Israel)(b)	604,598
49,683	CAI International, Inc.(b)	1,303,185
55,638	Casella Waste Systems, Inc., Class A(b)	933,606
76,316	CBIZ, Inc.(b)	1,133,293
43,635	CDI Corp.(b)	359,989
36,247	CECO Environmental Corp.	350,146
110,010	Celadon Group, Inc.(c)	500,545
46,826	Chart Industries, Inc.(b)	1,592,084
16,290	CIRCOR International, Inc.	815,477
576,352	Civeo Corp.(b)	1,112,359
26,852	Columbus McKinnon Corp.	692,782
37,948	Comfort Systems USA, Inc.	1,263,668
106,885	Commercial Vehicle Group, Inc.(b)	938,450
29,502	Continental Building Products, Inc.(b)	649,044
11,447	Copa Holdings SA, Class A (Panama)	1,436,141
95,254	Copart, Inc.(b)	2,999,548
175,509	Costamare, Inc. (Monaco)(c)	1,128,523
33,184	Covenant Transportation Group, Inc., Class A(b)	622,200
12,696	CRA International, Inc.	492,732
15,934	CSW Industrials, Inc.(b)	622,223
25,477	Cubic Corp.	1,213,979
342,434	Diana Shipping, Inc. (Greece)(b)(c)	1,325,220
75,521	DigitalGlobe, Inc.(b)	2,635,683
16,900	DMC Global, Inc.	234,910
23,892	Douglas Dynamics, Inc.	759,766
18,786	Ducommun, Inc.(b)	544,043
30,554	DXP Enterprises, Inc.(b)	873,539
28,244	Dycom Industries, Inc.(b)	2,558,906
43,956	Eagle Bulk Shipping, Inc.(b)(c)	190,329
50,430	Echo Global Logistics, Inc.(b)	688,369
26,449	Encore Wire Corp.	1,179,625
28,212	Engility Holdings, Inc.(b)	822,944
56,835	Ennis, Inc.	1,094,074
29,027	EnPro Industries, Inc.	2,235,660
20,605	ESCO Technologies, Inc.	1,271,328
11,883	Exponent, Inc.	774,772
66,012	Federal Signal Corp.	1,221,222
26,177	Forward Air Corp.	1,356,754
14,629	Franklin Covey Co.(b)	272,831
32,723	Franklin Electric Co., Inc.	1,322,009
39,157	FreightCar America, Inc.	643,741
28,030	Gibraltar Industries, Inc.(b)	836,695
35,611	Global Brass & Copper Holdings, Inc.	1,141,333
10,157	GMS, Inc.(b)	304,913
19,012	GP Strategies Corp.(b)	544,694
9,595	Graham Corp.	191,996
35,996	Granite Construction, Inc.	1,764,524
172,210	Great Lakes Dredge & Dock Corp.(b)	680,229
47,468	Greenbrier Cos., Inc. (The)(c)	2,136,060
54,687	Griffon Corp.	1,121,083
78,935	H&E Equipment Services, Inc.	1,781,563
15,331	Hawaiian Holdings, Inc.(b)	634,703
148,592	HC2 Holdings, Inc.(b)	893,038
44,787	Healthcare Services Group, Inc.	2,340,121
50,262	Heartland Express, Inc.	1,062,036
11,507	HEICO Corp.	924,818
24,257	HEICO Corp., Class A	1,723,460
32,360	Heidrick & Struggles International, Inc.	585,716
52,233	Herc Holdings, Inc.(b)	2,370,334
14,711	Heritage-Crystal Clean, Inc.(b)	276,567
75,908	Herman Miller, Inc.	2,556,202
55,729	Hexcel Corp.	2,851,653
73,561	Hillenbrand, Inc.	2,648,196
55,722	HNI Corp.	2,103,505
40,777	Huron Consulting Group, Inc.(b)	1,447,583
21,043	Hyster-Yale Materials Handling, Inc.	1,491,107
29,528	ICF International, Inc.(b)	1,336,142
71,052	InnerWorkings, Inc.(b)	837,703
17,887	Insperity, Inc.	1,350,468
12,131	Insteel Industries, Inc.	319,288
70,942	Interface, Inc.	1,344,351
133,433	JetBlue Airways Corp.(b)	2,926,186
12,244	John Bean Technologies Corp.	1,131,346
9,963	Kadant, Inc.	777,612
38,201	Kaman Corp.	1,952,835
88,483	Kelly Services, Inc., Class A	1,970,516
36,716	KEYW Holding Corp. (The)(b)(c)	324,202
35,355	Kforce, Inc.	661,138
42,424	Kimball International, Inc., Class B	707,208
45,442	Knight Transportation, Inc.(c)	1,620,007
53,843	Knoll, Inc.	1,042,400
48,121	Korn/Ferry International	1,609,647
979,936	Kratos Defense & Security Solutions, Inc.(b)	10,784,196
34,765	Landstar System, Inc.	2,890,710

68,914	Layne Christensen Co.(b)	$729,799
40,645	LB Foster Co., Class A	715,352
18,255	Lennox International, Inc.	3,121,605
11,005	Lindsay Corp.	1,008,828
38,058	LSI Industries, Inc.	318,545
12,182	Lydall, Inc.(b)	603,009
118,381	Manitowoc Co., Inc. (The)(b)	675,956
55,627	Marten Transport Ltd.	887,251
26,823	Masonite International Corp.(b)	2,082,806
13,728	Matson, Inc.	387,130
22,482	Matthews International Corp., Class A	1,473,695
29,930	McGrath RentCorp	1,063,413
14,202	Mercury Systems, Inc.(b)	623,610
20,351	Middleby Corp. (The)(b)	2,659,469
20,363	Milacron Holdings Corp.(b)	366,127
19,367	Miller Industries, Inc.	505,479
24,972	Mistras Group, Inc.(b)	503,186
42,707	Mobile Mini, Inc.	1,315,376
29,406	MSA Safety, Inc.	2,357,185
50,177	Mueller Industries, Inc.	1,580,575
105,336	Mueller Water Products, Inc., Class A	1,221,898
11,632	Multi-Color Corp.	936,376
31,622	MYR Group, Inc.(b)	1,005,896
9,739	National Presto Industries, Inc.	1,101,481
67,925	Navigant Consulting, Inc.(b)	1,149,970
720,146	Navios Maritime Holdings, Inc. (Monaco)(b)(c)	885,780
48,340	NCI Building Systems, Inc.(b)	870,120
16,581	Neff Corp., Class A(b)	348,201
32,806	NN, Inc.	908,726
23,753	Nordson Corp.	3,016,631
32,739	Northwest Pipe Co.(b)(c)	494,686
41,385	On Assignment, Inc.(b)	2,038,211
55,596	Orion Group Holdings, Inc.(b)	390,284
9,767	P.A.M. Transportation Services, Inc.(b)	171,216
17,558	Park-Ohio Holdings Corp.	697,930
9,070	Patrick Industries, Inc.(b)	690,227
36,387	PGT Innovations, Inc.(b)	473,031
26,168	Ply Gem Holdings, Inc.(b)	457,940
18,724	Powell Industries, Inc.	596,359
43,956	Primoris Services Corp.	1,095,384
11,604	Proto Labs, Inc.(b)	857,536
106,301	Quad/Graphics, Inc., Class A	2,387,520
47,007	Quanex Building Products Corp.	1,010,651
31,366	Raven Industries, Inc.	1,078,990
12,775	RBC Bearings, Inc.(b)	1,320,169
50,031	Resources Connection, Inc.	667,914
190,920	Roadrunner Transportation Systems, Inc.(b)	1,332,622
41,036	Rollins, Inc.	1,781,373
99,442	RPX Corp.(b)	1,359,372
340,162	Safe Bulkers, Inc. (Greece)(b)(c)	877,618
35,729	Saia, Inc.(b)	1,941,871
109,651	Scorpio Bulkers, Inc.(b)(c)	789,487
249,776	Seaspan Corp. (Hong Kong)(c)	1,673,499
28,729	Simpson Manufacturing Co., Inc.	1,272,407
16,099	Siteone Landscape Supply, Inc.(b)	845,198
29,710	SkyWest, Inc.	1,084,415
36,582	SP Plus Corp.(b)	1,196,231
55,007	Spartan Motors, Inc.	486,812
15,548	Sparton Corp.(b)	358,537
18,436	Spirit Airlines, Inc.(b)	716,239
47,156	SPX Corp.(b)	1,297,733
9,441	Standex International Corp.	905,864
160,216	Steelcase, Inc., Class A	2,186,948
19,841	Sun Hydraulics Corp.	820,624
74,421	Sunrun, Inc.(b)(c)	560,390
31,002	Team, Inc.(b)	444,879
15,197	Tennant Co.	1,148,133
50,786	Tetra Tech, Inc.	2,409,796
79,474	Textainer Group Holdings Ltd.	1,287,479
38,850	Thermon Group Holdings, Inc.(b)	694,250
94,992	Titan International, Inc.	1,211,148
84,327	Titan Machinery, Inc.(b)	1,505,237
47,600	Toro Co. (The)	3,383,884
8,400	Trex Co., Inc.(b)	631,764
68,367	TriMas Corp.(b)	1,664,736
30,172	TriNet Group, Inc.(b)	1,056,020
64,604	Triton International Ltd. (Bermuda)	2,329,620
84,601	TrueBlue, Inc.(b)	2,161,556
16,341	Twin Disc, Inc.(b)	276,490
14,388	UniFirst Corp.	2,046,693
21,979	Universal Forest Products, Inc.	1,842,939
15,765	US Ecology, Inc.	818,204
40,681	USA Truck, Inc.(b)	376,706
90,701	USG Corp.(b)	2,452,555
45,563	Vectrus, Inc.(b)	1,549,598
48,306	Veritiv Corp.(b)	1,794,568
28,587	Viad Corp.	1,530,834
12,150	VSE Corp.	629,978

Schedule of Investments(a)

102,759	Wabash National Corp.	$1,960,642
7,383	WageWorks, Inc.(b)	481,372
22,305	Watts Water Technologies, Inc., Class A	1,436,442
79,733	Werner Enterprises, Inc.	2,364,083
105,985	Wesco Aircraft Holdings, Inc.(b)	1,149,937
109,301	West Corp.	2,554,364
14,962	Willis Lease Finance Corp.(b)	378,239
41,226	Xerium Technologies, Inc.(b)	299,713

		276,249,444

	Information Technology - 16.6%
5,738	2U, Inc.(b)	296,942
54,500	3D Systems Corp.(b)(c)	915,600
28,970	8x8, Inc.(b)	367,919
99,071	ACI Worldwide, Inc.(b)	2,295,475
27,625	Actua Corp.(b)	372,938
60,663	Acxiom Corp.(b)	1,636,081
51,592	ADTRAN, Inc.	1,209,832
13,084	Advanced Energy Industries, Inc.(b)	949,244
228,668	Advanced Micro Devices, Inc.(b)	3,112,171
25,298	Alpha & Omega Semiconductor Ltd.(b)	447,775
11,590	Ambarella, Inc.(b)	580,080
7,181	Applied Optoelectronics, Inc.(b)(c)	700,076
6,959	Arista Networks, Inc.(b)	1,038,909
8,592	Aspen Technology, Inc.(b)	488,627
78,151	Avid Technology, Inc.(b)	402,478
76,133	AVX Corp.	1,360,497
23,174	Axcelis Technologies, Inc.(b)	514,463
18,151	Badger Meter, Inc.	821,333
76,116	Bankrate, Inc.(b)	1,058,012
66,057	Bazaarvoice, Inc.(b)	310,468
14,603	Bel Fuse, Inc., Class B	368,726
35,787	Belden, Inc.	2,574,517
73,881	Black Box Corp.	583,660
11,134	Black Knight Financial Services, Inc., Class A(b)	473,195
14,472	Blackbaud, Inc.	1,336,344
51,887	Blackhawk Network Holdings, Inc., Class A(b)	2,264,868
55,778	Blucora, Inc.(b)	1,249,427
24,086	Bottomline Technologies (de), Inc.(b)	685,969
9,856	BroadSoft, Inc.(b)	434,157
53,612	Brooks Automation, Inc.	1,316,711
29,581	Cabot Microelectronics Corp.	2,193,431
28,557	CalAmp Corp.(b)	545,439
61,875	Calix, Inc.(b)	423,844
10,266	Callidus Software, Inc.(b)	249,464
168,745	Canadian Solar, Inc. (Canada)(b)(c)	2,858,540
33,498	Cardtronics PLC, Class A(b)	1,048,487
7,207	Cass Information Systems, Inc.	475,374
9,531	Cavium, Inc.(b)	590,350
7,717	CEVA, Inc.(b)	356,911
92,922	Ciena Corp.(b)	2,392,742
18,729	Cimpress NV (Netherlands)(b)(c)	1,652,647
39,521	Cirrus Logic, Inc.(b)	2,428,170
18,022	Cognex Corp.	1,713,171
9,820	Coherent, Inc.(b)	2,602,300
28,933	Cohu, Inc.	527,159
18,844	CommVault Systems, Inc.(b)	1,122,160
92,997	Comtech Telecommunications Corp.	1,673,946
12,958	Control4 Corp.(b)	296,090
10,676	CoStar Group, Inc.(b)	2,941,772
49,144	Cray, Inc.(b)	1,012,366
31,508	CSG Systems International, Inc.	1,302,856
28,084	CTS Corp.	617,848
5,418	CyberArk Software Ltd. (Israel)(b)	225,822
76,852	Daktronics, Inc.	751,613
25,758	Dell Technologies, Inc., Class V(b)	1,655,467
94,186	DHI Group, Inc.(b)	207,209
37,961	Digi International, Inc.(b)	396,692
50,142	Diodes, Inc.(b)	1,330,267
35,239	Dolby Laboratories, Inc., Class A	1,823,618
24,930	DSP Group, Inc.(b)	314,118
77,844	Eastman Kodak Co.(b)(c)	739,518
11,595	Ebix, Inc.(c)	669,611
69,239	Electro Scientific Industries, Inc.(b)	598,917
37,870	Electronics for Imaging, Inc.(b)	1,839,725
5,394	Ellie Mae, Inc.(b)	470,465
22,135	EMCORE Corp.(b)	256,766
41,277	Endurance International Group Holdings, Inc.(b)(c)	381,812
54,718	EnerNOC, Inc.(b)	418,593
76,004	Entegris, Inc.(b)	1,983,704
17,944	Envestnet, Inc.(b)	700,713
19,326	EPAM Systems, Inc.(b)	1,660,683
19,579	ePlus, Inc.(b)	1,583,941
32,433	Euronet Worldwide, Inc.(b)	3,133,352
262,198	Everi Holdings, Inc.(b)	1,955,997
46,971	EVERTEC, Inc.	838,432
18,397	ExlService Holdings, Inc.(b)	1,058,747
63,830	Extreme Networks, Inc.(b)	561,066

23,697	Fabrinet (Thailand)(b)	$1,066,602
9,040	Fair Isaac Corp.	1,288,652
18,277	FARO Technologies, Inc.(b)	721,942
63,825	Finisar Corp.(b)	1,737,317
96,312	FireEye, Inc.(b)(c)	1,409,045
189,437	Fitbit, Inc., Class A(b)(c)	977,495
32,056	FormFactor, Inc.(b)	419,934
8,857	Forrester Research, Inc.	361,366
34,354	Fortinet, Inc.(b)	1,268,006
20,903	Gartner, Inc.(b)	2,682,273
6,558	Gigamon, Inc.(b)	260,681
6,437	Globant SA(b)(c)	295,909
159,245	Glu Mobile, Inc.(b)(c)	434,739
13,522	GoDaddy, Inc., Class A(b)	581,176
25,863	Gogo, Inc.(b)(c)	315,011
27,280	GrubHub, Inc.(b)(c)	1,258,426
7,998	GTT Communications, Inc.(b)	244,339
14,557	Guidewire Software, Inc.(b)	1,050,433
14,565	Hackett Group, Inc. (The)	239,157
133,273	Harmonic, Inc.(b)	546,419
46,621	Hollysys Automation Technologies Ltd. (China)	893,725
42,686	II-VI, Inc.(b)	1,626,337
6,782	Imperva, Inc.(b)	305,529
98,922	Infinera Corp.(b)	1,160,355
7,736	Inphi Corp.(b)	297,062
76,476	Inseego Corp.(b)(c)	90,242
60,596	Integrated Device Technology, Inc.(b)	1,583,979
18,085	InterDigital, Inc.	1,317,492
295,710	Internap Corp.(b)(c)	1,123,698
27,264	InterXion Holding NV (Netherlands)(b)	1,305,128
11,482	IPG Photonics Corp.(b)	1,752,612
33,207	Itron, Inc.(b)	2,424,111
34,769	IXYS Corp.(b)	604,981
28,421	j2 Global, Inc.	2,405,269
31,332	Jack Henry & Associates, Inc.	3,362,550
46,813	Kimball Electronics, Inc.(b)	910,513
126,006	Knowles Corp.(b)	1,908,991
83,076	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,789,457
23,663	KVH Industries, Inc.(b)	257,927
90,002	Lattice Semiconductor Corp.(b)	626,414
62,803	Liquidity Services, Inc.(b)	427,060
10,493	Littelfuse, Inc.	1,890,629
46,739	LivePerson, Inc.(b)	633,313
3,655	LogMeIn, Inc.	425,625
19,994	Lumentum Holdings, Inc.(b)	1,251,624
9,579	Luxoft Holding, Inc., Class A(b)	602,998
7,258	MACOM Technology Solutions Holdings, Inc.(b)	439,472
67,922	Magnachip Semiconductor Corp. (South Korea)(b)(c)	740,350
19,385	Manhattan Associates, Inc.(b)	856,817
50,475	ManTech International Corp., Class A	2,004,867
68,471	Marchex, Inc., Class B(b)	198,566
14,147	Match Group, Inc.(b)(c)	258,183
32,022	MAXIMUS, Inc.	1,932,848
12,570	MaxLinear, Inc., Class A(b)	329,334
57,386	Maxwell Technologies, Inc.(b)(c)	335,708
26,668	Mellanox Technologies Ltd. (Israel)(b)	1,252,063
5,887	MercadoLibre, Inc. (Argentina)	1,697,929
28,851	Methode Electronics, Inc.	1,146,827
51,642	Microsemi Corp.(b)	2,689,515
4,823	MicroStrategy, Inc., Class A(b)	648,742
31,451	MKS Instruments, Inc.	2,630,876
12,131	Mobileye NV(b)(c)	767,892
70,332	MoneyGram International, Inc.(b)	1,147,818
8,658	Monolithic Power Systems, Inc.	885,887
30,041	Monotype Imaging Holdings, Inc.	566,273
18,886	MTS Systems Corp.	995,292
13,320	Nanometrics, Inc.(b)	354,978
80,440	National Instruments Corp.	3,309,302
24,337	NeoPhotonics Corp.(b)(c)	196,400
96,695	Net 1 UEPS Technologies, Inc. (South Africa)(b)	936,008
37,916	NETGEAR, Inc.(b)	1,816,176
86,059	NeuStar, Inc., Class A(b)	2,874,371
36,020	NIC, Inc.	585,325
23,156	Novanta, Inc.(b)	854,456
38,151	Oclaro, Inc.(b)(c)	373,117
37,829	Orbotech Ltd. (Israel)(b)	1,341,416
19,119	OSI Systems, Inc.(b)	1,528,946
5,666	Palo Alto Networks, Inc.(b)	746,665
72,336	Pandora Media, Inc.(b)(c)	647,407
45,958	Park Electrochemical Corp.	863,551
4,021	Paycom Software, Inc.(b)	281,832
28,826	PC Connection, Inc.	743,711
12,889	PDF Solutions, Inc.(b)	206,868
9,526	Pegasystems, Inc.	575,847
43,882	Perficient, Inc.(b)	824,982

Schedule of Investments(a)

27,173	PFSweb, Inc.(b)	$212,493
132,956	Photronics, Inc.(b)	1,336,208
25,724	Plantronics, Inc.	1,162,210
51,589	Plexus Corp.(b)	2,765,686
11,778	Power Integrations, Inc.	832,116
40,426	Progress Software Corp.	1,294,036
47,554	PTC, Inc.(b)	2,624,505
26,067	Pure Storage, Inc., Class A(b)	314,629
8,344	Qualys, Inc.(b)	335,012
86,946	QuinStreet, Inc.(b)	338,220
21,988	Quotient Technology, Inc.(b)	255,061
56,576	Radisys Corp.(b)	138,045
36,928	Radware Ltd. (Israel)(b)(c)	639,593
65,606	Rambus, Inc.(b)	845,661
13,300	RealPage, Inc.(b)	515,375
90,658	Rocket Fuel, Inc.(b)(c)	235,711
17,200	Rogers Corp.(b)	2,029,084
32,204	Rubicon Project, Inc. (The)(b)	151,359
23,155	Rudolph Technologies, Inc.(b)	573,086
105,957	Sabre Corp.	2,344,828
31,477	Semtech Corp.(b)	1,246,489
9,508	ServiceNow, Inc.(b)	1,050,159
38,088	ServiceSource International, Inc.(b)	144,734
3,306	Shopify, Inc., Class A (Canada)(b)	305,375
60,261	ShoreTel, Inc.(b)	448,944
4,480	Shutterstock, Inc.(b)	188,787
44,571	Sigma Designs, Inc.(b)	289,712
6,975	Silicom Ltd. (Israel)(c)	377,278
20,148	Silicon Laboratories, Inc.(b)	1,513,115
33,724	SINA Corp. (China)(b)	3,197,372
63,352	Sohu.com, Inc. (China)(b)	3,600,294
14,071	SolarEdge Technologies, Inc.(b)(c)	322,929
66,267	Sonus Networks, Inc.(b)	452,604
17,463	Splunk, Inc.(b)	1,047,955
6,185	SPS Commerce, Inc.(b)	357,493
33,138	Square, Inc., Class A(b)	873,186
74,257	SS&C Technologies Holdings, Inc.	2,878,201
2,942	Stamps.com, Inc.(b)(c)	435,710
61,521	Stratasys Ltd.(b)	1,475,889
134,470	SunPower Corp.(b)(c)	1,497,996
51,573	Super Micro Computer, Inc.(b)	1,384,735
64,899	Sykes Enterprises, Inc.(b)	2,206,566
33,588	Synaptics, Inc.(b)	1,767,065
29,106	Synchronoss Technologies, Inc.(b)	491,309
54,313	Syntel, Inc.	1,058,560
13,771	Tableau Software, Inc., Class A(b)	887,541
39,073	Take-Two Interactive Software, Inc.(b)	3,105,522
23,727	TeleTech Holdings, Inc.	991,789
111,772	Tivo Corp.	2,190,731
189,771	Travelport Worldwide Ltd.	2,713,725
123,243	TTM Technologies, Inc.(b)	2,141,963
9,821	Tyler Technologies, Inc.(b)	1,687,346
6,984	Ubiquiti Networks, Inc.(b)(c)	380,628
4,408	Ultimate Software Group, Inc. (The)(b)	994,930
48,304	Ultra Clean Holdings, Inc.(b)	1,132,729
9,153	Universal Display Corp.	1,103,852
29,930	VASCO Data Security International, Inc.(b)	404,055
48,223	Veeco Instruments, Inc.(b)	1,485,268
64,028	Verint Systems, Inc.(b)	2,538,710
31,869	VeriSign, Inc.(b)(c)	3,224,187
64,169	Versum Materials, Inc.	2,262,599
40,440	ViaSat, Inc.(b)(c)	2,672,680
134,306	Viavi Solutions, Inc.(b)	1,473,337
31,663	Virtusa Corp.(b)	1,049,628
23,328	Vishay Precision Group, Inc.(b)	408,240
29,541	VMware, Inc., Class A(b)(c)	2,738,746
40,668	Web.com Group, Inc.(b)	892,663
16,083	WebMD Health Corp.(b)(c)	1,065,499
26,675	WEX, Inc.(b)	2,899,039
10,841	Workday, Inc., Class A(b)	1,106,975
64,725	Xcerra Corp.(b)	628,480
17,435	XO Group, Inc.(b)	318,712
30,045	Xperi Corp.	878,816
106,383	Yandex NV, Class A (Russia)(b)	3,082,979
24,164	Yelp, Inc., Class A(b)	786,055
35,392	Zebra Technologies Corp., Class A(b)	3,600,074
8,467	Zendesk, Inc.(b)	248,252
21,288	Zillow Group, Inc., Class A(b)	967,114
40,106	Zillow Group, Inc., Class C(b)	1,811,187
773,876	Zynga, Inc., Class A(b)	2,793,692

		277,694,687

	Materials - 5.7%
66,666	A. Schulman, Inc.	1,753,316
79,505	Advansix, Inc.(b)	2,661,827
83,694	Agrofresh Solutions, Inc.(b)(c)	652,813
35,666	American Vanguard Corp.	631,288
17,119	Ampco-Pittsburgh Corp.	247,370
11,998	Balchem Corp.	931,045
102,230	Boise Cascade Co.(b)	3,102,680

52,630	Calgon Carbon Corp.	$842,080
102,169	Century Aluminum Co.(b)	1,714,396
44,946	Clearwater Paper Corp.(b)	2,209,096
99,200	Coeur Mining, Inc.(b)	821,376
16,744	Core Molding Technologies, Inc.(b)	319,308
5,329	Deltic Timber Corp.	384,381
20,414	Eagle Materials, Inc.	1,920,957
105,928	Ferro Corp.(b)	2,038,055
42,655	Ferroglobe PLC	545,131
52,067	Flotek Industries, Inc.(b)(c)	438,404
53,688	FutureFuel Corp.	781,697
89,551	GCP Applied Technologies, Inc.(b)	2,713,395
88,615	Gold Resource Corp.(c)	375,728
280,391	Golden Star Resources Ltd.(b)	188,984
48,024	Greif, Inc., Class A	2,693,666
52,676	H.B. Fuller Co.	2,713,868
10,994	Hawkins, Inc.	494,180
20,779	Haynes International, Inc.	649,967
257,049	Hecla Mining Co.	1,390,635
29,445	Ingevity Corp.(b)	1,722,533
33,524	Innophos Holdings, Inc.	1,400,297
19,207	Innospec, Inc.	1,198,517
304,881	Intrepid Potash, Inc.(b)(c)	923,789
23,158	Kaiser Aluminum Corp.	2,253,042
107,912	KapStone Paper and Packaging Corp.	2,466,868
7,495	KMG Chemicals, Inc.	379,397
28,733	Koppers Holdings, Inc.(b)	1,043,008
63,144	Kraton Corp.(b)	2,348,957
47,826	Kronos Worldwide, Inc.	1,019,650
98,165	Louisiana-Pacific Corp.(b)	2,464,923
119,082	LSB Industries, Inc.(b)(c)	843,101
37,874	Materion Corp.	1,456,255
143,158	McEwen Mining, Inc.(c)	373,642
27,166	Minerals Technologies, Inc.	1,923,353
46,295	Myers Industries, Inc.	787,015
16,159	Neenah Paper, Inc.	1,291,104
31,920	Olympic Steel, Inc.	545,513
120,603	OMNOVA Solutions, Inc.(b)	1,133,668
94,151	P.H. Glatfelter Co.	1,927,271
8,828	Quaker Chemical Corp.	1,252,428
117,019	Rayonier Advanced Materials, Inc.	1,744,753
101,335	Rentech, Inc.(b)	53,981
42,408	Royal Gold, Inc.	3,675,077
98,316	Ryerson Holding Corp.(b)	850,433
80,667	Schnitzer Steel Industries, Inc., Class A	2,081,209
41,795	Schweitzer-Mauduit International, Inc.	1,605,764
30,999	Scotts Miracle-Gro Co. (The)	2,975,594
36,392	Sensient Technologies Corp.	2,706,109
21,880	Stepan Co.	1,797,880
69,961	Summit Materials, Inc., Class A(b)	1,989,691
166,844	SunCoke Energy, Inc.(b)	1,493,254
74,686	TimkenSteel Corp.(b)	1,186,761
33,067	Tredegar Corp.	499,312
155,002	Tronox Ltd., Class A	3,003,939
12,189	US Concrete, Inc.(b)(c)	955,008
20,974	Valvoline, Inc.	475,481
46,895	Westlake Chemical Corp.	3,299,532
53,920	Worthington Industries, Inc.	2,732,126

		95,095,878

	Real Estate - 7.1%
64,401	Acadia Realty Trust REIT	1,915,286
13,847	Agree Realty Corp. REIT	680,857
30,987	Alexander & Baldwin, Inc.	1,299,285
1,585	Alexander’s, Inc. REIT	689,459
2,477	Altisource Asset Management Corp.(b)(c)	227,884
34,425	Altisource Portfolio Solutions SA(b)(c)	898,148
181,598	Altisource Residential Corp. REIT	2,362,590
35,171	American Assets Trust, Inc. REIT	1,428,294
128,987	American Homes 4 Rent, Class A REIT	2,967,991
43,609	Armada Hoffler Properties, Inc. REIT	578,255
50,268	Ashford Hospitality Prime, Inc. REIT	520,776
275,487	Ashford Hospitality Trust, Inc. REIT	1,732,813
16,567	Bluerock Residential Growth REIT, Inc., Class A REIT	222,992
81,258	Care Capital Properties, Inc. REIT	1,968,069
43,830	CareTrust REIT, Inc. REIT	799,459
45,982	CatchMark Timber Trust, Inc., Class A REIT	529,253
158,943	Cedar Realty Trust, Inc. REIT	823,325
55,578	Chatham Lodging Trust REIT	1,149,353
90,893	Chesapeake Lodging Trust REIT	2,293,230
14,612	CorEnergy Infrastructure Trust, Inc. REIT	520,333
8,995	CoreSite Realty Corp. REIT	976,677
173,922	Cousins Properties, Inc. REIT	1,598,343
35,033	CyrusOne, Inc. REIT	2,091,820
42,039	DuPont Fabros Technology, Inc. REIT	2,620,291
18,213	Easterly Government Properties, Inc. REIT	364,078
27,116	EastGroup Properties, Inc. REIT	2,363,973

Schedule of Investments(a)

52,315	Education Realty Trust, Inc. REIT	$1,964,428
66,471	Empire State Realty Trust, Inc., Class A REIT	1,388,579
157,251	FelCor Lodging Trust, Inc. REIT	1,160,512
76,942	First Industrial Realty Trust, Inc. REIT	2,348,270
126,491	First Potomac Realty Trust REIT	1,407,845
50,661	Forestar Group, Inc.(b)	868,836
23,015	Four Corners Property Trust, Inc. REIT	584,121
168,575	Franklin Street Properties Corp. REIT	1,781,838
30,080	Getty Realty Corp. REIT	781,478
28,978	Gladstone Commercial Corp. REIT	616,652
56,844	Global NET Lease, Inc. REIT	1,250,568
121,729	Government Properties Income Trust REIT	2,158,255
67,707	Hersha Hospitality Trust REIT	1,270,183
34,181	HFF, Inc., Class A	1,255,126
55,907	Hudson Pacific Properties, Inc. REIT	1,829,277
47,516	Independence Realty Trust, Inc. REIT	480,862
54,136	InfraREIT, Inc. REIT	1,217,519
279,807	Investors Real Estate Trust REIT	1,740,400
103,171	iStar, Inc. REIT(b)	1,232,893
67,940	Kennedy-Wilson Holdings, Inc.	1,365,594
104,701	Kite Realty Group Trust REIT	2,149,512
33,171	Life Storage, Inc. REIT	2,422,810
28,186	LTC Properties, Inc. REIT	1,455,525
10,559	Marcus & Millichap, Inc.(b)	270,310
21,411	Medequities Realty Trust, Inc. REIT	258,003
42,785	Monmouth Real Estate Investment Corp. REIT	659,317
202,079	Monogram Residential Trust, Inc. REIT	2,416,865
23,967	National Health Investors, Inc. REIT	1,851,451
20,229	National Storage Affiliates Trust REIT	464,458
170,613	New Senior Investment Group, Inc. REIT	1,772,669
15,318	NexPoint Residential Trust, Inc. REIT	384,329
69,255	NorthStar Realty Europe Corp. REIT	894,082
19,989	One Liberty Properties, Inc. REIT	491,330
25,812	Parkway, Inc. REIT	593,934
90,127	Pebblebrook Hotel Trust REIT(c)	3,034,576
109,639	Pennsylvania Real Estate Investment Trust REIT	1,303,608
58,490	Physicians Realty Trust REIT	1,089,084
39,273	Potlatch Corp. REIT	1,879,213
44,497	Preferred Apartment Communities, Inc., Class A REIT	768,463
15,778	PS Business Parks, Inc. REIT	2,121,510
25,861	QTS Realty Trust, Inc., Class A REIT	1,382,788
340,301	RAIT Financial Trust REIT	680,602
108,876	Ramco-Gershenson Properties Trust REIT	1,534,063
12,430	RE/MAX Holdings, Inc., Class A	722,804
80,459	Retail Opportunity Investments Corp. REIT	1,631,709
36,871	Rexford Industrial Realty, Inc. REIT	1,051,561
4,255	RMR Group, Inc. (The), Class A	207,857
76,079	Sabra Health Care REIT, Inc. REIT	1,765,033
12,173	Saul Centers, Inc. REIT(c)	720,155
95,539	Select Income REIT	2,242,300
28,985	Seritage Growth Properties, Class A REIT(c)	1,355,628
43,064	St. Joe Co. (The)(b)	777,305
62,860	STAG Industrial, Inc., Class A REIT	1,715,449
17,155	Starwood Waypoint Homes REIT	599,739
113,669	STORE Capital Corp. REIT	2,658,718
87,263	Summit Hotel Properties, Inc. REIT	1,564,626
83,670	Tanger Factory Outlet Centers, Inc. REIT	2,211,398
11,831	Tejon Ranch Co.(b)	248,214
31,771	Terreno Realty Corp. REIT	1,099,912
81,287	Tier REIT, Inc. REIT	1,502,184
28,479	UMH Properties, Inc. REIT	471,043
8,541	Universal Health Realty Income Trust REIT	661,757
44,034	Urban Edge Properties REIT	1,106,574
35,476	Urstadt Biddle Properties, Inc., Class A REIT	742,867
82,742	Washington REIT	2,766,065
43,024	Whitestone REIT(c)	561,463

		118,588,933

	Telecommunication Services - 1.2%
11,445	ATN International, Inc.	663,810
23,243	Boingo Wireless, Inc.(b)	344,694
128,986	Cincinnati Bell, Inc.(b)	2,405,589
24,867	Cogent Communications Holdings, Inc.	1,038,197
87,254	Consolidated Communications Holdings, Inc.(c)	1,570,572
59,772	General Communication, Inc., Class A(b)	2,550,471
11,062	Hawaiian Telcom Holdco, Inc.(b)	323,453
45,120	IDT Corp., Class B	668,227
231,857	Intelsat SA(b)(c)	734,987
204,799	Iridium Communications, Inc.(b)(c)	2,037,750
30,680	Lumos Networks Corp.(b)	549,479

24,946	magicJack VocalTec Ltd. (Israel)(b)(c)	$183,353
613,140	NII Holdings, Inc.(b)	349,858
47,858	ORBCOMM, Inc.(b)	555,631
8,171	pdvWireless, Inc.(b)(c)	201,824
31,731	Shenandoah Telecommunications Co.	975,728
42,151	Spok Holdings, Inc.	691,276
37,369	United States Cellular Corp.(b)	1,415,538
206,291	Vonage Holdings Corp.(b)	1,363,584
47,581	Zayo Group Holdings, Inc.(b)	1,560,181

		20,184,202

	Utilities - 1.9%
35,849	American States Water Co.	1,772,733
9,760	Artesian Resources Corp., Class A	379,567
383,438	Atlantic Power Corp.(b)	881,908
94,439	Atlantica Yield PLC (Spain)	2,040,827
51,163	California Water Service Group	1,990,241
15,435	Chesapeake Utilities Corp.	1,192,354
9,433	Connecticut Water Service, Inc.	537,492
25,640	Consolidated Water Co. Ltd. (Cayman Islands)	330,756
61,671	El Paso Electric Co.	3,200,725
31,677	MGE Energy, Inc.	2,108,104
16,051	Middlesex Water Co.	629,841
43,242	Northwest Natural Gas Co.	2,728,570
35,035	NRG Yield, Inc., Class A	638,688
63,715	NRG Yield, Inc., Class C	1,185,099
19,723	Ormat Technologies, Inc.	1,169,574
49,347	Otter Tail Corp.	1,996,086
66,601	Pattern Energy Group, Inc.	1,671,685
16,529	SJW Corp.	873,888
86,023	South Jersey Industries, Inc.	2,922,201
104,122	TerraForm Global, Inc., Class A(b)	531,022
108,566	TerraForm Power, Inc., Class A(b)	1,454,784
23,470	Unitil Corp.	1,191,103
8,964	York Water Co. (The)	311,947

		31,739,195

	Total Common Stocks and Other Equity Interests (Cost $1,452,527,278)	1,668,324,628

	Money Market Fund - 0.0%
213,586	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $213,586)	213,586

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,452,740,864) - 100.0%	1,668,538,214

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.2%
137,012,403	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $137,012,403)	137,012,403

	Total Investments (Cost $1,589,753,267)(f) - 108.2%	1,805,550,617
	Other assets less liabilities - (8.2)%	(136,855,662)

	Net Assets - 100.0%	$1,668,694,955

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,631,281,539. The net unrealized appreciation was $174,269,078, which consisted of aggregate gross unrealized appreciation of $323,585,195 and aggregate gross unrealized depreciation of $149,316,117.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 21.4%
15,030	Amazon.com, Inc.(b)	$14,846,333
95,433	Home Depot, Inc. (The)	14,276,777
110,428	Las Vegas Sands Corp.	6,803,469
60,070	Marriott International, Inc., Class A	6,258,693
99,689	McDonald’s Corp.	15,465,752
8,027	Priceline Group, Inc. (The)(b)	16,282,770
101,575	Ross Stores, Inc.	5,619,129
1,249,858	Sirius XM Holdings, Inc.	7,324,168
237,387	Starbucks Corp.	12,814,150

		99,691,241

	Consumer Staples - 4.5%
124,973	Philip Morris International, Inc.	14,585,599
117,894	Sysco Corp.	6,203,582

		20,789,181

	Energy - 6.2%
142,057	Chevron Corp.	15,511,204
214,309	Williams Cos., Inc. (The)	6,810,740
158,948	Williams Partners LP	6,585,215

		28,907,159

	Financials - 3.0%
162,376	Charles Schwab Corp. (The)	6,965,931
45,485	S&P Global, Inc.	6,986,041

		13,951,972

	Health Care - 14.6%
108,205	Baxter International, Inc.	6,544,238
20,736	C.R. Bard, Inc.	6,647,962
127,905	Celgene Corp.(b)	17,319,616
7,050	Intuitive Surgical, Inc.(b)	6,614,733
83,863	UnitedHealth Group, Inc.	16,085,762
53,957	Vertex Pharmaceuticals, Inc.(b)	8,191,752
102,258	Zoetis, Inc.	6,393,170

		67,797,233

	Industrials - 9.7%
79,820	Boeing Co. (The)	19,353,157
118,968	CSX Corp.	5,869,881
100,554	Fortive Corp.	6,509,866
40,237	Parker-Hannifin Corp.	6,678,537
28,221	Roper Technologies, Inc.	6,560,254

		44,971,695

	Information Technology - 36.5%
44,796	Adobe Systems, Inc.(b)	6,562,166
15,054	Alphabet, Inc., Class A(b)	14,233,557
85,815	Amphenol Corp., Class A	6,575,145
77,717	Analog Devices, Inc.	6,140,420
142,143	Applied Materials, Inc.	6,298,356
56,188	Autodesk, Inc.(b)	6,225,069
63,259	Automatic Data Processing, Inc.	7,522,128
81,375	DXC Technology Co.	6,378,173
56,218	Electronic Arts, Inc.(b)	6,562,889
98,261	Facebook, Inc., Class A(b)	16,630,674
46,252	Intuit, Inc.	6,346,237
41,582	Lam Research Corp.	6,630,666
122,471	Mastercard, Inc., Class A	15,651,794
217,440	Micron Technology, Inc.(b)	6,114,413
214,473	Microsoft Corp.	15,592,187
46,285	NVIDIA Corp.	7,521,775
125,648	PayPal Holdings, Inc.(b)	7,356,690
157,108	Visa, Inc., Class A	15,641,673
66,130	VMware, Inc., Class A(b)	6,130,912

		170,114,924

	Materials - 2.9%
19,154	Sherwin-Williams Co. (The)	6,460,070
183,359	Southern Copper Corp. (Peru)	7,213,343

		13,673,413

	Telecommunication Services - 1.2%
94,302	T-Mobile US, Inc.(b)	5,814,661

	Total Common Stocks and Other Equity Interests (Cost $391,377,662)	465,711,479

	Money Market Fund - 0.1%
285,572	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $285,572)	285,572

	Total Investments (Cost $391,663,234)(d) - 100.1%	465,997,051
	Other assets less liabilities - (0.1)%	(307,655)

	Net Assets - 100.0%	$465,689,396

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $393,342,871. The net unrealized appreciation was $72,654,180, which consisted of aggregate gross unrealized appreciation of $76,792,607 and aggregate gross unrealized depreciation of $4,138,427.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 9.2%
298,000	CBS Corp., Class B	$19,617,340
563,095	General Motors Co.	20,260,158
338,686	Target Corp.	19,193,336
184,734	Time Warner, Inc.	18,920,456
399,296	Walt Disney Co. (The)	43,894,609

		121,885,899

	Consumer Staples - 6.7%
493,118	Procter & Gamble Co. (The)	44,784,977
546,955	Wal-Mart Stores, Inc.	43,750,930

		88,535,907

	Energy - 1.5%
290,501	Valero Energy Corp.	20,035,854

	Financials - 31.5%
245,707	Aflac, Inc.	19,595,133
212,756	Allstate Corp. (The)	19,360,796
237,046	American Express Co.	20,203,431
1,842,255	Bank of America Corp.	44,435,191
691,407	Citigroup, Inc.	47,326,809
440,206	Franklin Resources, Inc.	19,712,425
501,841	JPMorgan Chase & Co.	46,069,004
113,876	M&T Bank Corp.	18,578,869
358,602	MetLife, Inc.	19,723,110
430,606	Morgan Stanley	20,195,421
151,145	PNC Financial Services Group, Inc. (The)	19,467,476
173,145	Prudential Financial, Inc.	19,605,208
223,477	State Street Corp.	20,834,761
336,574	SunTrust Banks, Inc.	19,282,324
354,581	U.S. Bancorp	18,714,785
811,525	Wells Fargo & Co.	43,773,659

		416,878,402

	Health Care - 15.1%
126,395	Aetna, Inc.	19,504,012
118,103	Amgen, Inc.	20,610,155
101,145	Anthem, Inc.	18,834,210
305,485	Express Scripts Holding Co.(b)	19,135,580
220,876	HCA Healthcare, Inc.(b)	17,745,178
335,861	Johnson & Johnson	44,575,472
113,064	McKesson Corp.	18,301,670
658,550	Merck & Co., Inc.	42,068,174

		200,774,451

	Industrials - 9.3%
382,270	American Airlines Group, Inc.	19,281,699
364,220	Delta Air Lines, Inc.	17,977,899
237,448	Eaton Corp. PLC	18,580,306
91,288	General Dynamics Corp.	17,922,573
301,326	Southwest Airlines Co.	16,726,606
225,485	United Continental Holdings, Inc.(b)	15,260,825
150,155	United Technologies Corp.	17,803,879

		123,553,787

	Information Technology - 20.4%
278,368	Apple, Inc.	41,401,673
1,362,355	Cisco Systems, Inc.	42,846,065
620,789	Corning, Inc.	18,089,791
999,277	HP, Inc.	19,086,191
1,181,257	Intel Corp.	41,899,186
279,588	International Business Machines Corp.	40,447,996
947,621	Oracle Corp.	47,314,716
234,831	TE Connectivity Ltd.	18,878,064

		269,963,682

	Materials - 3.0%
302,665	Dow Chemical Co. (The)	$19,443,200
227,553	LyondellBasell Industries NV, Class A	20,500,250

		39,943,450

	Telecommunication Services - 3.3%
1,120,387	AT&T, Inc.	43,695,093

	Total Investments (Cost $1,190,284,078)(c) - 100.0%	1,325,266,525
	Other assets less liabilities - 0.0%	400,128

	Net Assets - 100.0%	$1,325,666,653

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,202,935,476. The net unrealized appreciation was $122,331,049, which consisted of aggregate gross unrealized appreciation of $151,278,128 and aggregate gross unrealized depreciation of $28,947,079.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Consumer Discretionary - 11.5%
872	1-800-Flowers.com, Inc., Class A(b)	$8,415
220	Aaron’s, Inc.	10,182
682	Abercrombie & Fitch Co., Class A	6,711
449	Acushnet Holdings Corp.	8,293
229	Adtalem Global Education, Inc.	7,442
355	AMC Entertainment Holdings, Inc., Class A	7,242
539	American Axle & Manufacturing Holdings, Inc.(b)	7,945
744	American Eagle Outfitters, Inc.	8,809
355	American Outdoor Brands Corp.(b)	7,338
363	American Public Education, Inc.(b)	7,732
225	America’s Car-Mart, Inc.(b)	8,820
148	Asbury Automotive Group, Inc.(b)	7,992
3,779	Ascena Retail Group, Inc.(b)	8,843
628	Ascent Capital Group, Inc., Class A(b)	10,613
385	At Home Group, Inc.(b)	8,763
253	AV Homes, Inc.(b)	4,061
842	Barnes & Noble Education, Inc.(b)	6,088
1,275	Barnes & Noble, Inc.	10,391
269	Bassett Furniture Industries, Inc.	10,007
780	Beasley Broadcast Group, Inc., Class A	8,190
663	Beazer Homes USA, Inc.(b)	8,791
649	Belmond Ltd., Class A (United Kingdom)(b)	8,469
599	Big 5 Sporting Goods Corp.	6,439
175	Big Lots, Inc.	8,692
19	Biglari Holdings, Inc.(b)	7,112
216	BJ’s Restaurants, Inc.(b)	7,625
1,324	Black Diamond, Inc.(b)	8,606
413	Bloomin’ Brands, Inc.	7,199
124	Bob Evans Farms, Inc.	8,578
508	Bojangles’, Inc.(b)	6,756
1,222	Boot Barn Holdings, Inc.(b)	9,788
340	Boyd Gaming Corp.(b)	8,520
607	Bridgepoint Education, Inc.(b)	5,894
231	Brinker International, Inc.	8,194
488	Buckle, Inc. (The)	8,345
61	Buffalo Wild Wings, Inc.(b)	6,557
794	Build-A-Bear Workshop, Inc.(b)	7,622
435	Caesars Acquisition Co., Class A(b)	8,439
697	Caesars Entertainment Corp.(b)(c)	8,608
313	Caleres, Inc.	8,539
694	Callaway Golf Co.	8,835
1,732	Cambium Learning Group, Inc.(b)	8,521
294	Camping World Holdings, Inc., Class A	9,396
97	Capella Education Co.	6,664
871	Career Education Corp.(b)	7,325
316	Carriage Services, Inc.	7,707
681	Carrols Restaurant Group, Inc.(b)	8,308
483	Carvana Co., Class A(b)	9,428
477	Cato Corp. (The), Class A	8,114
65	Cavco Industries, Inc.(b)	8,476
2,034	Central European Media Enterprises Ltd., Class A (Bermuda)(b)	8,848
1,094	Century Casinos, Inc.(b)	7,866
336	Century Communities, Inc.(b)	8,702
163	Cheesecake Factory, Inc. (The)	7,756
723	Chegg, Inc.(b)	10,014
917	Chico’s FAS, Inc.	8,391
79	Children’s Place, Inc. (The)	8,346
48	Churchill Downs, Inc.	8,978
349	Chuy’s Holdings, Inc.(b)	8,219
413	Citi Trends, Inc.	9,148
2,190	Clear Channel Outdoor Holdings, Inc., Class A	11,103
635	ClubCorp Holdings, Inc.	10,763
333	Collectors Universe, Inc.	8,285
149	Columbia Sportswear Co.	9,026
457	Conn’s, Inc.(b)(c)	9,780
1,445	Container Store Group, Inc. (The)(b)	7,731
238	Cooper Tire & Rubber Co.	8,699
79	Cooper-Standard Holdings, Inc.(b)	8,079
1,571	Core-Mark Holding Co., Inc.	57,609
52	Cracker Barrel Old Country Store, Inc.	8,083
1,153	Crocs, Inc.(b)	9,155
316	CSS Industries, Inc.	8,459
612	Culp, Inc.	18,360
40	Daily Journal Corp.(b)	8,192
383	Dana, Inc.	9,085
126	Dave & Buster’s Entertainment, Inc.(b)	7,826
124	Deckers Outdoor Corp.(b)	8,043
527	Del Frisco’s Restaurant Group, Inc.(b)	7,483
631	del Taco Restaurants, Inc.(b)	8,260

395	Delta Apparel, Inc.(b)	$8,307
735	Denny’s Corp.(b)	8,350
153	Dillard’s, Inc., Class A(c)	11,294
198	DineEquity, Inc.	8,146
107	Dorman Products, Inc.(b)	8,355
2,791	Drive Shack, Inc.	8,540
487	DSW, Inc., Class A	8,785
499	Duluth Holdings, Inc., Class B(b)	9,671
466	E.W. Scripps Co. (The), Class A(b)	9,157
604	El Pollo Loco Holdings, Inc.(b)	7,852
418	Eldorado Resorts, Inc.(b)	8,527
392	Emerald Expositions Events, Inc.	8,973
357	Empire Resorts, Inc.(b)	8,157
858	Entercom Communications Corp., Class A	8,451
1,367	Entravision Communications Corp., Class A	8,885
829	Eros International PLC (India)(b)	8,290
647	Escalade, Inc.	7,990
288	Ethan Allen Interiors, Inc.	9,230
617	Etsy, Inc.(b)	8,866
1,258	Express, Inc.(b)	7,623
403	Fiesta Restaurant Group, Inc.(b)	6,770
610	Finish Line, Inc. (The), Class A	8,394
177	Five Below, Inc.(b)	8,551
162	Flexsteel Industries, Inc.	9,069
617	Fogo de Chao, Inc.(b)	8,360
918	Fossil Group, Inc.(b)	10,327
263	Fox Factory Holding Corp.(b)	10,112
760	Francesca’s Holdings Corp.(b)	7,395
784	Fred’s, Inc., Class A(c)	5,308
446	FTD Cos., Inc.(b)	8,764
773	Gaia, Inc.(b)	9,315
976	Gannett Co., Inc.	8,755
245	Genesco, Inc.(b)	7,864
220	Gentherm, Inc.(b)	7,359
331	G-III Apparel Group Ltd.(b)	8,616
3,314	Global Eagle Entertainment, Inc.(b)	10,472
7,266	GNC Holdings, Inc., Class A(c)	69,100
415	Golden Entertainment, Inc.(b)	8,541
1,058	GoPro, Inc., Class A(b)	8,718
106	Grand Canyon Education, Inc.(b)	7,798
614	Gray Television, Inc.(b)	9,149
2,150	Green Brick Partners, Inc.(b)	24,187
137	Group 1 Automotive, Inc.	8,158
3,036	Groupon, Inc., Class A(b)	11,415
732	Guess?, Inc.	9,560
530	Habit Restaurants, Inc. (The), Class A(b)	8,719
338	Haverty Furniture Cos., Inc.	7,521
91	Helen of Troy Ltd.(b)	9,168
756	Hemisphere Media Group, Inc., Class A(b)	9,450
379	Hibbett Sports, Inc.(b)	5,912
214	Hooker Furniture Corp.	9,031
576	Horizon Global Corp.(b)	8,029
645	Houghton Mifflin Harcourt Co.(b)	7,708
3,746	Hovnanian Enterprises, Inc., Class A(b)	8,241
267	HSN, Inc.	10,587
1,288	Iconix Brand Group, Inc.(b)	8,591
303	Ilg, Inc.	8,033
342	IMAX Corp.(b)	7,319
733	Inspired Entertainment, Inc.(b)	8,173
374	Installed Building Products, Inc.(b)	20,121
237	International Speedway Corp., Class A	8,485
363	Intrawest Resorts Holdings, Inc.(b)	8,621
100	iRobot Corp.(b)	10,551
724	J. Alexander’s Holdings, Inc.(b)	7,638
648	J. Jill, Inc.(b)	7,932
1,765	J.C. Penney Co., Inc.(b)	9,549
80	Jack in the Box, Inc.	7,421
192	Johnson Outdoors, Inc., Class A	9,700
457	K12, Inc.(b)	8,093
394	KB Home	9,030
904	Kirkland’s, Inc.(b)	8,452
575	La Quinta Holdings, Inc.(b)	8,573
556	Lands’ End, Inc.(b)	7,506
481	Laureate Education, Inc., Class A(b)	8,187
309	La-Z-Boy, Inc.	10,444
86	LCI Industries	9,181
230	LGI Homes, Inc.(b)	10,189
1,012	Libbey, Inc.	9,108
355	Liberty Media Corp.-Liberty Braves, Class C(b)	8,957
674	Liberty Tax, Inc., Class A	9,503
746	Liberty TripAdvisor Holdings, Inc., Series A(b)	8,766
469	Lifetime Brands, Inc.	8,888
874	Lindblad Expeditions Holdings, Inc.(b)	8,749
88	Lithia Motors, Inc., Class A	9,086
230	Loral Space & Communications, Inc.(b)	10,707
342	Lumber Liquidators Holdings, Inc.(b)	8,451
308	M/I Homes, Inc.(b)	7,990
344	Malibu Boats, Inc., Class A(b)	9,842
260	Marcus Corp. (The)	7,072
620	Marine Products Corp.	9,002
454	MarineMax, Inc.(b)	6,787
69	Marriott Vacations Worldwide Corp.	8,063

Schedule of Investments(a)

449	MCBC Holdings, Inc.(b)	$8,307
249	MDC Holdings, Inc.	8,538
987	MDC Partners, Inc., Class A	9,771
314	Media General(b)	637
145	Meredith Corp.	8,620
211	Meritage Homes Corp.(b)	8,598
550	Modine Manufacturing Co.(b)	8,938
273	Monarch Casino & Resort, Inc.(b)	9,034
178	Monro Muffler Brake, Inc.	8,295
320	Motorcar Parts of America, Inc.(b)	8,950
384	Movado Group, Inc.	9,446
390	MSG Networks, Inc., Class A(b)	8,346
122	NACCO Industries, Inc., Class A	8,003
135	Nathan’s Famous, Inc.(b)	8,438
1,087	National CineMedia, Inc.	7,772
478	Nautilus, Inc.(b)	8,413
748	New Home Co., Inc. (The)(b)	8,086
638	New Media Investment Group, Inc.	8,894
484	New York Times Co. (The), Class A	9,196
136	Nexstar Media Group, Inc., Class A	8,894
2,372	Noodles & Co., Class A(b)	9,132
163	Nutrisystem, Inc.	9,087
1,547	Office Depot, Inc.	9,081
209	Ollie’s Bargain Outlet Holdings, Inc.(b)	9,342
560	Overstock.com, Inc.(b)	8,960
136	Oxford Industries, Inc.	8,586
109	Papa John’s International, Inc.	7,775
541	Party City Holdco, Inc.(b)	7,547
397	Penn National Gaming, Inc.(b)	8,004
448	Perry Ellis International, Inc.(b)	8,799
1,449	PetMed Express, Inc.	68,885
276	PICO Holdings, Inc.(b)	4,485
1,564	Pier 1 Imports, Inc.	7,210
421	Pinnacle Entertainment, Inc.(b)	7,999
380	Planet Fitness, Inc., Class A	8,611
718	Potbelly Corp.(b)	8,257
389	RCI Hospitality Holdings, Inc.	8,826
531	Reading International, Inc., Class A(b)	8,475
1,314	Red Lion Hotels Corp.(b)	9,395
133	Red Robin Gourmet Burgers, Inc.(b)	7,953
359	Red Rock Resorts, Inc., Class A	8,580
809	Regis Corp.(b)	8,519
705	Rent-A-Center, Inc.	9,320
162	RH(b)(c)	10,551
3,847	Ruby Tuesday, Inc.(b)	7,771
387	Ruth’s Hospitality Group, Inc.	7,740
171	Saga Communications, Inc., Class A	6,643
1,186	Salem Media Group, Inc.	8,480
187	Scholastic Corp.	7,747
330	Scientific Games Corp., Class A(b)	12,227
1,245	Sears Holdings Corp.(b)(c)	10,856
518	SeaWorld Entertainment, Inc.	7,967
267	Select Comfort Corp.(b)	9,027
2,242	Sequential Brands Group, Inc.(b)	7,197
226	Shake Shack, Inc., Class A(b)	7,460
1,461	Shiloh Industries, Inc.(b)	10,841
424	Shoe Carnival, Inc.	7,742
176	Shutterfly, Inc.(b)	8,631
236	Sinclair Broadcast Group, Inc., Class A	8,508
438	Sonic Automotive, Inc., Class A	7,950
303	Sonic Corp.	7,169
168	Sotheby’s(b)	9,507
460	Speedway Motorsports, Inc.	9,780
1,498	Sportsman’s Warehouse Holdings, Inc.(b)	6,786
169	Standard Motor Products, Inc.	8,514
218	Steven Madden Ltd.(b)	8,938
576	Stoneridge, Inc.(b)	8,790
92	Strayer Education, Inc.	7,233
127	Sturm Ruger & Co., Inc.	7,315
437	Superior Industries International, Inc.	8,543
411	Superior Uniform Group, Inc.	9,178
756	Tailored Brands, Inc.	9,480
354	Taylor Morrison Home Corp., Class A(b)	8,007
148	Tenneco, Inc.	8,184
173	Texas Roadhouse, Inc.	8,183
417	Tile Shop Holdings, Inc.	6,088
843	Tilly’s, Inc., Class A	8,413
635	Time, Inc.	8,922
176	TopBuild Corp.(b)	9,289
378	Tower International, Inc.	9,337
837	Townsquare Media, Inc., Class A(b)	9,257
686	TRI Pointe Group, Inc.(b)	9,124
683	tronc, Inc.(b)	8,722
406	UCP, Inc., Class A(b)	4,527
677	Unifi, Inc.(b)	22,179
127	Universal Electronics, Inc.(b)	8,693
985	Vera Bradley, Inc.(b)	9,929
361	Vista Outdoor, Inc.(b)	8,335
736	Vitamin Shoppe, Inc.(b)	8,096
1,229	VOXX International Corp.(b)	8,234
297	Weight Watchers International, Inc.(b)	10,639
859	West Marine, Inc.	11,073
305	Weyco Group, Inc.	8,503
378	William Lyon Homes, Class A(b)	8,547
281	Wingstop, Inc.(b)	8,433

68	Winmark Corp.	$9,047
293	Winnebago Industries, Inc.	10,782
318	Wolverine World Wide, Inc.	8,968
410	World Wrestling Entertainment, Inc., Class A	8,676
993	ZAGG, Inc.(b)	8,391
628	Zoe’s Kitchen, Inc.(b)	7,103
652	Zumiez, Inc.(b)	8,280

		2,536,881

	Consumer Staples - 10.0%
6,535	Amplify Snack Brands, Inc.(b)(c)	68,356
1,522	Andersons, Inc. (The)	52,433
1,368	B&G Foods, Inc.	49,590
419	Boston Beer Co., Inc. (The), Class A(b)	65,699
744	Calavo Growers, Inc.	55,093
1,389	Cal-Maine Foods, Inc.(b)(c)	52,990
288	Central Garden & Pet Co., Class A(b)	8,859
3,740	Chefs’ Warehouse, Inc. (The)(b)	54,230
235	Coca-Cola Bottling Co. Consolidated	56,421
3,317	Craft Brew Alliance, Inc.(b)	58,048
574	Darling Ingredients, Inc.(b)	9,339
2,982	Dean Foods Co.	44,730
323	elf Beauty, Inc.(b)	8,195
1,809	Farmer Brothers Co.(b)	56,350
1,063	Fresh Del Monte Produce, Inc.	54,713
3,366	Freshpet, Inc.(b)	57,390
3,457	Hostess Brands, Inc.(b)	52,823
242	HRG Group, Inc.(b)	4,010
1,550	Ingles Markets, Inc., Class A	45,725
236	Inter Parfums, Inc.	9,157
397	J & J Snack Foods Corp.	52,166
885	John B. Sanfilippo & Son, Inc.	56,923
421	Lancaster Colony Corp.	51,623
1,390	Landec Corp.(b)	17,097
2,490	Limoneira Co.	56,672
1,274	Medifast, Inc.	54,387
1,101	MGP Ingredients, Inc.	64,915
629	National Beverage Corp.	64,234
1,306	Nutraceutical International Corp.	54,591
491	Oil-Dri Corp. of America	20,308
3,117	Omega Protein Corp.	49,872
2,015	Performance Food Group Co.(b)	58,032
97	PriceSmart, Inc.	8,172
4,064	Primo Water Corp.(b)	50,434
388	Revlon, Inc., Class A(b)	7,585
430	Sanderson Farms, Inc.	56,223
1,730	Seneca Foods Corp., Class A(b)	49,651
4,939	Smart & Final Stores, Inc.(b)	42,475
1,481	Snyder’s-Lance, Inc.	51,524
1,947	SpartanNash Co.	54,010
14,713	SUPERVALU, Inc.(b)	52,673
1,567	Tootsie Roll Industries, Inc.	58,292
1,417	United Natural Foods, Inc.(b)	54,597
811	Universal Corp.	51,863
834	USANA Health Sciences, Inc.(b)	47,621
2,444	Vector Group Ltd.	49,198
487	WD-40 Co.	51,939
1,103	Weis Markets, Inc.	52,183

		2,203,411

	Energy - 10.7%
13,112	Abraxas Petroleum Corp.(b)	23,339
8,709	Approach Resources, Inc.(b)(c)	27,259
367	Arch Coal, Inc., Class A	27,918
2,230	Archrock, Inc.	24,418
1,222	Ardmore Shipping Corp. (Ireland)	9,715
2,669	Atwood Oceanics, Inc.(b)(c)	20,978
1,058	Basic Energy Services, Inc.(b)	23,699
7,457	Bill Barrett Corp.(b)	25,205
744	Bonanza Creek Energy, Inc.(b)	21,606
1,323	Bristow Group, Inc.	9,751
719	C&j Energy Services, Inc.(b)	23,252
2,324	California Resources Corp.(b)(c)	18,871
2,375	Callon Petroleum Co.(b)	26,885
3,616	CARBO Ceramics, Inc.(b)(c)	25,565
1,286	Carrizo Oil & Gas, Inc.(b)	20,267
9,507	Clean Energy Fuels Corp.(b)	24,908
7,600	Cloud Peak Energy, Inc.(b)	26,296
3,605	Contango Oil & Gas Co.(b)	21,630
1,194	CVR Energy, Inc.(c)	22,579
1,872	Delek US Holdings, Inc.	48,878
16,925	Denbury Resources, Inc.(b)	24,710
2,388	DHT Holdings, Inc.	9,934
2,068	Diamond Offshore Drilling, Inc.(b)	25,685
1,269	Dorian LPG Ltd.(b)	9,137
475	Dril-Quip, Inc.(b)	21,185
9,861	Eclipse Resources Corp.(b)	27,709
1,048	Energy XXI Gulf Coast, Inc.(b)	20,740
4,209	Ensco PLC, Class A	22,266
6,072	EP Energy Corp., Class A(b)(c)	20,523
2,693	Era Group, Inc.(b)	23,591
3,203	Evolution Petroleum Corp.	27,546
883	Exterran Corp.(b)	24,450
6,166	Fairmount Santrol Holdings, Inc.(b)(c)	18,005
1,451	Forum Energy Technologies, Inc.(b)	19,226
2,907	Frank’s International NV	23,547

Schedule of Investments(a)

1,717	Frontline Ltd. (Norway)	$9,838
683	GasLog Ltd. (Monaco)	12,465
23,864	Gastar Exploration, Inc.(b)	20,523
1,912	Gener8 Maritime, Inc.(b)	10,229
1,576	Geospace Technologies Corp.(b)	24,255
1,152	Golar LNG Ltd. (Bermuda)	27,429
1,100	Green Plains, Inc.	21,725
2,169	Gulf Island Fabrication, Inc.	24,727
5,188	Halcon Resources Corp.(b)	34,033
3,152	Hallador Energy Co.	21,717
4,520	Helix Energy Solutions Group, Inc.(b)	29,561
6,231	Independence Contract Drilling, Inc.(b)	24,114
474	International Seaways Inc.(b)	10,812
1,841	Jagged Peak Energy, Inc.(b)	26,069
14,463	Jones Energy, Inc., Class A(b)(c)	21,695
1,621	Keane Group, Inc.(b)	24,850
1,491	Key Energy Services, Inc.(b)	28,061
4,773	Lilis Energy, Inc.(b)	21,622
1,438	Mammoth Energy Services, Inc.(b)	21,095
1,105	Matador Resources Co.(b)	26,807
2,910	Matrix Service Co.(b)	30,119
3,782	McDermott International, Inc.(b)	25,604
1,646	Midstates Petroleum Co., Inc.(b)	23,340
956	Natural Gas Services Group, Inc.(b)	23,852
6,153	Navios Maritime Acquisition Corp.	8,676
958	Ncs Multistage Holdings, Inc.(b)	21,507
3,292	Newpark Resources, Inc.(b)	27,488
6,247	Noble Corp. PLC	24,988
1,561	Nordic American Tankers Ltd.(c)	9,179
2,865	Oasis Petroleum, Inc.(b)	22,290
851	Oil States International, Inc.(b)	21,147
3,808	Overseas Shipholding Group, Inc., Class A(b)	11,729
3,977	Pacific Ethanol, Inc.(b)	24,856
1,058	Panhandle Oil and Gas, Inc., Class A	23,276
1,396	Par Pacific Holdings, Inc.(b)	25,002
17,677	Parker Drilling Co.(b)	21,212
533	PDC Energy, Inc.(b)	25,136
990	Peabody Energy Corp.(b)	27,760
610	Penn Virginia Corp.(b)	23,430
937	PHI, Inc.(b)	9,089
11,364	Pioneer Energy Services Corp.(b)	25,001
1,770	Propetro Holding Corp.(b)	23,010
1,956	Renewable Energy Group, Inc.(b)	24,450
740	Resolute Energy Corp.(b)	25,130
247	REX American Resources Corp.(b)	24,695
1,501	RigNet, Inc.(b)	28,444
2,022	Ring Energy, Inc.(b)	26,407
1,969	Rowan Cos. PLC, Class A(b)	22,978
3,599	Sanchez Energy Corp.(b)(c)	20,298
1,336	Sandridge Energy, Inc.(b)	25,798
2,545	Scorpio Tankers, Inc. (Monaco)	9,442
272	SEACOR Holdings, Inc.(b)	9,272
1,211	SEACOR Marine Holdings, Inc.(b)	17,656
958	SemGroup Corp., Class A	25,914
734	Ship Finance International Ltd. (Norway)	9,982
821	Silverbow Resources, Inc.(b)	20,550
2,144	Solaris Oilfield Infrastructure, Inc., Class A(b)	27,979
3,683	Src Energy, Inc.(b)	31,342
1,051	Stone Energy Corp.(b)	22,681
2,360	Superior Energy Services, Inc.(b)	25,394
1,711	Teekay Corp. (Bermuda)(c)	16,768
5,370	Teekay Tankers Ltd., Class A (Bermuda)	9,666
2,264	Tellurian, Inc.(b)(c)	20,716
5,750	Tesco Corp.(b)	26,450
7,824	TETRA Technologies, Inc.(b)	21,985
2,057	Ultra Petroleum Corp.(b)	21,167
1,314	Unit Corp.(b)	23,626
14,670	Uranium Energy Corp.(b)	23,472
586	US Silica Holdings, Inc.	17,070
11,756	W&T Offshore, Inc.(b)	23,042
1,886	Wildhorse Resource Development Corp.(b)	24,933
10,242	Willbros Group, Inc.(b)	20,894

		2,358,792

	Financials - 8.5%
94	1st Source Corp.	4,615
163	Access National Corp.	4,334
157	ACNB Corp.	4,467
243	AG Mortgage Investment Trust, Inc. REIT	4,474
116	Allegiance Bancshares, Inc.(b)	4,356
283	Ambac Financial Group, Inc.(b)	5,782
184	American Equity Investment Life Holding Co.	4,928
121	American National Bankshares, Inc.	4,568
95	Ameris Bancorp	4,351
81	AMERISAFE, Inc.	4,678
152	Ames National Corp.	4,499
328	AmTrust Financial Services, Inc.	5,248
740	Anworth Mortgage Asset Corp. REIT	4,455
244	Apollo Commercial Real Estate Finance, Inc. REIT	4,399
339	Ares Commercial Real Estate Corp. REIT	4,339
75	Argo Group International Holdings Ltd.	4,496
312	Arlington Asset Investment Corp., Class A	4,025

170	ARMOUR Residential REIT, Inc. REIT	$4,294
139	Arrow Financial Corp.	4,531
156	Artisan Partners Asset Management, Inc., Class A	5,187
105	ASB Bancorp, Inc., Class B(b)	4,641
134	Associated Capital Group, Inc., Class A	4,496
225	Astoria Financial Corp.	4,540
239	Atlantic Capital Bancshares, Inc.(b)	4,613
297	Atlas Financial Holdings, Inc.(b)	4,589
290	B. Riley Financial, Inc.	5,640
186	Baldwin & Lyons, Inc., Class B	4,352
209	Banc of California, Inc.	4,295
46	BancFirst Corp.	4,910
166	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	4,367
663	Bancorp, Inc. (The)(b)	5,138
151	BancorpSouth, Inc.	4,538
497	Bank Mutual Corp.	4,945
410	Bank of Commerce Holdings	4,243
73	Bank of Marin Bancorp	4,865
132	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	4,500
301	BankFinancial Corp.	4,509
136	Bankwell Financial Group, Inc.	4,462
80	Banner Corp.	4,622
145	Bar Harbor Bankshares	4,044
293	Bcb Bancorp, Inc.	4,395
485	Bear State Financial, Inc.	4,501
298	Beneficial Bancorp, Inc.	4,649
124	Berkshire Hills Bancorp, Inc.	4,607
243	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	4,690
252	Blue Hills Bancorp, Inc.	4,775
200	BofI Holding, Inc.(b)	5,574
294	Boston Private Financial Holdings, Inc.	4,513
135	Bridge Bancorp, Inc.	4,387
310	Brookline Bancorp, Inc.	4,603
108	Bryn Mawr Bank Corp.	4,585
153	BSB Bancorp, Inc.(b)	4,521
96	C&F Financial Corp.	4,781
203	Cadence Bancorp, Class A(b)	4,637
265	California First National Bancorp	4,412
108	Camden National Corp.	4,536
119	Capital Bank Financial Corp., Class A	4,522
216	Capital City Bank Group, Inc.	4,614
321	Capitol Federal Financial, Inc.	4,577
245	Capstar Financial Holdings, Inc.(b)	4,312
419	Capstead Mortgage Corp. REIT	4,098
139	Carolina Financial Corp.	4,676
118	Cathay General Bancorp	4,419
183	Centerstate Banks, Inc.	4,573
142	Central Pacific Financial Corp.	4,392
203	Central Valley Community Bancorp	4,462
71	Century Bancorp, Inc., Class A	4,736
255	Charter Financial Corp.	4,585
93	Chemical Financial Corp.	4,482
114	Chemung Financial Corp.	4,617
249	Cherry Hill Mortgage Investment Corp. REIT	4,778
193	Citizens & Northern Corp.	4,454
647	Citizens, Inc.(b)(c)	5,208
69	City Holding Co.	4,528
224	Civista Bancshares, Inc.	4,581
271	Clifton Bancorp, Inc.	4,523
193	CNB Financial Corp.	5,087
223	CNO Financial Group, Inc.	5,102
274	CoBiz Financial, Inc.	4,822
173	Codorus Valley Bancorp, Inc.	4,837
112	Cohen & Steers, Inc.	4,525
112	Columbia Banking System, Inc.	4,462
196	Commerce Union Bancshares, Inc.	4,800
80	Community Bank System, Inc.	4,392
560	Community Bankers Trust Corp.(b)	4,816
122	Community Financial Corp. (The)	4,527
104	Community Trust Bancorp, Inc.	4,493
193	ConnectOne Bancorp, Inc.	4,342
189	County Bancorp, Inc.	4,723
289	Cowen, Inc., Class A(b)	4,624
498	Crawford & Co., Class B	4,472
124	CU Bancorp(b)	4,576
156	Customers Bancorp, Inc.(b)	4,657
206	CVB Financial Corp.	4,437
521	CYS Investments, Inc. REIT	4,434
22	Diamond Hill Investment Group, Inc.	4,345
224	Dime Community Bancshares, Inc.	4,659
132	DNB Financial Corp.	4,547
285	Donegal Group, Inc., Class A	4,298
200	Donnelley Financial Solutions, Inc.(b)	4,640
651	Dynex Capital, Inc. REIT	4,498
73	Eagle Bancorp, Inc.(b)	4,559
249	eHealth, Inc.(b)	4,235
528	Elevate Credit, Inc.(b)	4,345
305	Ellington Residential Mortgage REIT REIT	4,523
167	EMC Insurance Group, Inc.	4,626
109	Employers Holdings, Inc.	4,725

Schedule of Investments(a)

117	Encore Capital Group, Inc.(b)	$4,692
312	Enova International, Inc.(b)	4,524
23	Enstar Group Ltd. (Bermuda)(b)	4,660
192	Entegra Financial Corp.(b)	4,435
128	Enterprise Bancorp, Inc.	4,325
110	Enterprise Financial Services Corp.	4,350
144	Equity Bancshares, Inc., Class A(b)	4,978
302	ESSA Bancorp, Inc.	4,454
126	Essent Group Ltd.(b)	4,841
112	Evans Bancorp, Inc.	4,564
65	Evercore Partners, Inc., Class A	5,112
513	EZCORP, Inc., Class A(b)	4,001
89	Farmers & Merchants Bancorp, Inc.	5,309
114	Farmers Capital Bank Corp.	4,281
310	Farmers National Banc Corp.	4,262
127	FB Financial Corp.(b)	4,365
72	FBL Financial Group, Inc., Class A	4,889
96	FCB Financial Holdings, Inc., Class A(b)	4,526
69	Federal Agricultural Mortgage Corp., Class C	4,731
274	Federated National Holding Co.	4,362
1,353	Ferroglobe Representation & Warranty Insurance Trust(b)	0
147	Fidelity & Guaranty Life	4,579
196	Fidelity Southern Corp.	4,128
1,331	Fifth Street Asset Management, Inc., Class A	5,457
119	Financial Engines, Inc.	4,576
151	Financial Institutions, Inc.	4,439
165	First Bancorp, Inc./ME	4,445
804	First BanCorp/Puerto Rico(b)	4,711
145	First Bancorp/Southern Pines NC	4,538
164	First Bancshares, Inc. (The)	4,551
287	First Busey Corp.	8,392
188	First Business Financial Services, Inc.	3,997
12	First Citizens BancShares, Inc., Class A	4,416
349	First Commonwealth Financial Corp.	4,547
165	First Community Bancshares, Inc.	4,491
178	First Connecticut Bancorp, Inc.	4,557
84	First Defiance Financial Corp.	4,347
166	First Financial Bancorp	4,250
110	First Financial Bankshares, Inc.	4,758
95	First Financial Corp.	4,375
267	First Financial Northwest, Inc.	4,381
282	First Foundation, Inc.(b)	4,890
173	First Guaranty Bancshares, Inc.	4,704
171	First Internet Bancorp	5,634
121	First Interstate BancSystem, Inc., Class A	4,423
109	First Merchants Corp.	4,408
124	First Mid-Illinois Bancshares, Inc.	4,537
193	First Midwest Bancorp, Inc.	4,287
272	First Northwest Bancorp(b)	4,148
163	First of Long Island Corp. (The)	4,556
82	Firstcash, Inc.	4,768
148	Flagstar Bancorp, Inc.(b)	4,819
157	Flushing Financial Corp.	4,479
161	FNB Bancorp	4,440
306	FNFV Group(b)	5,278
109	Franklin Financial Network, Inc.(b)	3,766
241	Fulton Financial Corp.	4,398
782	Gain Capital Holdings, Inc.	5,247
154	GAMCO Investors, Inc., Class A	4,729
1,235	Genworth Financial, Inc., Class A(b)	4,236
141	German American Bancorp, Inc.	5,052
126	Glacier Bancorp, Inc.	4,400
116	Global Indemnity Ltd., Class A (Cayman Islands)(b)	4,496
325	Great Ajax Corp. REIT	4,524
86	Great Southern Bancorp, Inc.	4,468
114	Great Western Bancorp, Inc.	4,447
231	Green Bancorp, Inc.(b)	5,186
116	Green Dot Corp., Class A(b)	4,668
171	Greene County Bancorp, Inc.	4,190
223	Greenhill & Co., Inc.	4,126
225	Greenlight Capital Re Ltd., Class A(b)	4,815
180	Guaranty Bancorp	4,797
139	Guaranty Bancshares, Inc./TX	4,227
399	Hallmark Financial Services, Inc.(b)	4,489
213	Hamilton Lane, Inc., Class A	4,784
93	Hancock Holding Co.	4,278
156	Hanmi Financial Corp.	4,469
200	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,650
231	HarborOne Bancorp, Inc.(b)	4,477
99	HCI Group, Inc.	4,464
208	Health Insurance Innovations, Inc., Class A(b)	5,834
96	Heartland Financial USA, Inc.	4,522
331	Heritage Commerce Corp.	4,598
176	Heritage Financial Corp.	4,787
346	Heritage Insurance Holdings, Inc.	4,363
173	Hilltop Holdings, Inc.	4,330
26	Hingham Institution for Savings	4,599
115	Home Bancorp, Inc.	4,660
178	Home BancShares, Inc.	4,414

162	HomeStreet, Inc.(b)	$4,253
184	HomeTrust Bancshares, Inc.(b)	4,444
237	Hope Bancorp, Inc.	4,178
117	Horace Mann Educators Corp.	4,317
176	Horizon Bancorp	4,641
134	Houlihan Lokey, Inc., Class A	4,982
243	Howard Bancorp, Inc.(b)	4,775
56	IBERIABANK Corp.	4,528
301	Impac Mortgage Holdings, Inc.(b)(c)	4,428
230	Independence Holding Co.	5,106
69	Independent Bank Corp./MA	4,923
214	Independent Bank Corp./MI	4,537
80	Independent Bank Group, Inc.	4,828
48	Infinity Property & Casualty Corp.	4,802
127	International Bancshares Corp.	4,496
127	INTL FCStone, Inc.(b)	4,970
271	Invesco Mortgage Capital, Inc. REIT(d)	4,507
199	Investar Holding Corp.	4,507
210	Investment Technology Group, Inc.	4,635
332	Investors Bancorp, Inc.	4,409
23	Investors Title Co.	4,060
117	James River Group Holdings Ltd.	4,699
316	Kearny Financial Corp.	4,614
114	Kemper Corp.	4,475
297	Kingstone Cos., Inc.	4,901
125	Kinsale Capital Group, Inc.	4,865
213	KKR Real Estate Finance Trust, Inc.	4,367
328	Ladder Capital Corp., Class A REIT	4,316
1,882	Ladenburg Thalmann Financial Services, Inc.(b)	4,291
228	Lakeland Bancorp, Inc.	4,412
99	Lakeland Financial Corp.	4,554
211	LCNB Corp.	4,231
120	LegacyTexas Financial Group, Inc.	4,646
813	LendingClub Corp.(b)	4,122
28	LendingTree, Inc.(b)	6,177
180	Live Oak Bancshares, Inc.	4,545
478	Macatawa Bank Corp.	4,613
408	Maiden Holdings Ltd.	4,529
134	MainSource Financial Group, Inc.	4,682
190	Malvern Bancorp, Inc.(b)	4,712
368	Marlin Business Services Corp.	9,568
103	MB Financial, Inc.	4,213
524	MBIA, Inc.(b)	5,329
457	MBT Financial Corp.	4,387
759	Medley Management, Inc., Class A	4,858
139	Mercantile Bank Corp.	4,423
270	Meridian Bancorp, Inc.	4,766
51	Meta Financial Group, Inc.	3,636
410	MGIC Investment Corp.(b)	4,785
87	Middlefield Banc Corp.	4,067
133	Midland States Bancorp, Inc.	4,224
384	MidSouth Bancorp, Inc.	4,320
126	MidWestOne Financial Group, Inc.	4,337
123	Moelis & Co., Class A	5,031
240	Mtge Investment Corp. REIT	4,464
130	Mutualfirst Financial, Inc.	4,537
139	National Bank Holdings Corp., Class A	4,744
106	National Bankshares, Inc.	4,081
118	National Commerce Corp.(b)	4,732
211	National General Holdings Corp.	4,475
14	National Western Life Group, Inc., Class A	4,712
252	Nationstar Mortgage Holdings, Inc.(b)	4,493
84	Navigators Group, Inc. (The)	4,788
119	NBT Bancorp, Inc.	4,301
102	Nelnet, Inc., Class A	5,007
704	New York Mortgage Trust, Inc. REIT	4,449
427	NewStar Financial, Inc.	4,671
249	NI Holdings, Inc.(b)	4,477
83	Nicolet Bankshares, Inc.(b)	4,496
419	NMI Holdings, Inc., Class A(b)	4,944
227	Northeast Bancorp	4,881
266	Northfield Bancorp, Inc.	4,466
144	Northrim Bancorp, Inc.	4,198
282	Northwest Bancshares, Inc.	4,540
115	Norwood Financial Corp.	4,927
163	OceanFirst Financial Corp.	4,414
159	Oconee Federal Financial Corp.	4,333
1,634	Ocwen Financial Corp.(b)	4,690
462	OFG Bancorp	4,643
130	Ohio Valley Banc Corp.	4,401
157	Old Line Bancshares, Inc.	4,252
262	Old National Bancorp	4,271
153	Old Point Financial Corp.	4,914
376	Old Second Bancorp, Inc.	4,456
312	OM Asset Management PLC	4,702
1,091	On Deck Capital, Inc.(b)	4,691
252	OneBeacon Insurance Group Ltd., Class A	4,617
278	Oppenheimer Holdings, Inc., Class A	4,379
196	Opus Bank	4,665
456	Orchid Island Capital, Inc. REIT	4,346
266	Oritani Financial Corp.	4,416
211	Orrstown Financial Services, Inc.	5,275
269	Owens Realty Mortgage, Inc. REIT	4,651
176	Pacific Continental Corp.	4,470

Schedule of Investments(a)

574	Pacific Mercantile Bancorp(b)	$4,535
124	Pacific Premier Bancorp, Inc.(b)	4,452
85	Paragon Commercial Corp.(b)	4,498
42	Park National Corp.	4,148
376	Park Sterling Corp.	4,369
217	Parke Bancorp, Inc.	4,383
258	Pcsb Financial Corp.(b)	4,474
150	Peapack-Gladstone Financial Corp.	4,691
110	Penns Woods Bancorp, Inc.	4,714
278	PennyMac Financial Services, Inc., Class A(b)	4,837
256	PennyMac Mortgage Investment Trust REIT	4,506
142	Peoples Bancorp of North Carolina, Inc.	4,490
139	Peoples Bancorp, Inc.	4,531
103	Peoples Financial Services Corp.	4,405
171	People’s Utah Bancorp	4,754
665	PHH Corp.(b)	9,164
74	Piper Jaffray Cos.	4,618
117	PJT Partners, Inc., Class A	5,075
126	PRA Group, Inc.(b)	4,939
88	Preferred Bank	4,941
213	Premier Financial Bancorp, Inc.	4,047
61	Primerica, Inc.	4,944
207	Provident Bancorp, Inc.(b)	4,316
231	Provident Financial Holdings, Inc.	4,389
182	Provident Financial Services, Inc.	4,827
250	Prudential Bancorp, Inc.	4,293
497	Pzena Investment Management, Inc., Class A	5,243
94	QCR Holdings, Inc.	4,319
270	Radian Group, Inc.	4,703
269	Redwood Trust, Inc. REIT	4,646
204	Regional Management Corp.(b)	4,894
104	Renasant Corp.	4,409
127	Republic Bancorp, Inc., Class A	4,559
466	Republic First Bancorp, Inc.(b)	4,147
462	Resource Capital Corp. REIT	4,736
675	Riverview Bancorp, Inc.	5,123
80	RLI Corp.	4,645
126	S&T Bancorp, Inc.	4,773
405	Safeguard Scientifics, Inc.(b)	4,820
66	Safety Insurance Group, Inc.	4,683
112	Sandy Spring Bancorp, Inc.	4,484
185	Seacoast Banking Corp. of Florida(b)	4,323
88	Selective Insurance Group, Inc.	4,457
122	ServisFirst Bancshares, Inc.	4,433
268	Shore Bancshares, Inc.	4,527
296	SI Financial Group, Inc.	4,573
176	Sierra Bancorp	4,822
340	Silvercrest Asset Management Group, Inc., Class A	4,301
86	Simmons First National Corp., Class A	4,691
186	SmartFinancial, Inc.(b)	4,663
52	South State Corp.	4,355
128	Southern First Bancshares, Inc.(b)	4,717
145	Southern Missouri Bancorp, Inc.	4,699
262	Southern National Bancorp of Virginia, Inc.	4,433
131	Southside Bancshares, Inc.	4,550
180	Southwest Bancorp, Inc.	4,698
181	State Auto Financial Corp.	4,668
169	State Bank Financial Corp.	4,639
263	State National Cos., Inc.	5,491
194	Sterling Bancorp	4,481
101	Stewart Information Services Corp.	3,969
100	Stifel Financial Corp.(b)	5,085
119	Stock Yards Bancorp, Inc.	4,266
99	Stonegate Bank	4,608
209	Summit Financial Group, Inc.	4,554
180	Sun Bancorp, Inc.	4,383
215	Sunshine Bancorp, Inc.(b)	4,913
302	Sutherland Asset Management Corp. REIT	4,470
143	Territorial Bancorp, Inc.	4,309
59	Texas Capital Bancshares, Inc.(b)	4,623
340	Third Point Reinsurance Ltd. (Bermuda)(b)	4,947
191	Timberland Bancorp, Inc.	5,149
656	Tiptree, Inc., Class A	4,494
55	Tompkins Financial Corp.	4,329
147	TowneBank	4,601
127	TriCo Bancshares	4,686
184	TriState Capital Holdings, Inc.(b)	4,232
190	Triumph Bancorp, Inc.(b)	5,396
221	Trupanion, Inc.(b)	5,264
581	TrustCo Bank Corp. NY	4,822
139	Trustmark Corp.	4,442
263	Two River Bancorp	4,808
61	UMB Financial Corp.	4,249
248	Umpqua Holdings Corp.	4,598
129	Union Bankshares Corp.	3,985
97	Union Bankshares, Inc.	4,253
113	United Bankshares, Inc.	3,899
164	United Community Banks, Inc.	4,553
521	United Community Financial Corp.	4,793
259	United Financial Bancorp, Inc.	4,685
101	United Fire Group, Inc.	4,557

280	United Insurance Holdings Corp.	$4,469
476	United Security Bancshares	4,474
279	Unity Bancorp, Inc.	5,162
181	Universal Insurance Holdings, Inc.	4,317
153	Univest Corp. of Pennsylvania	4,667
387	Valley National Bancorp	4,598
164	Veritex Holdings, Inc.(b)	4,371
263	Virtu Financial, Inc., Class A	4,353
42	Virtus Investment Partners, Inc.	4,948
245	Waddell & Reed Financial, Inc., Class A	5,064
93	Walker & Dunlop, Inc.(b)	4,673
134	Washington Federal, Inc.	4,482
90	Washington Trust Bancorp, Inc.	4,901
134	WashingtonFirst Bankshares, Inc.	4,588
236	Waterstone Financial, Inc.	4,449
115	WesBanco, Inc.	4,396
193	West Bancorporation, Inc.	4,439
81	Westamerica Bancorporation	4,432
438	Western Asset Mortgage Capital Corp. REIT	4,551
421	Western New England Bancorp, Inc.	4,189
79	Westwood Holdings Group, Inc.	4,657
19	Wins Finance Hondings, Inc.(b)	3,591
60	Wintrust Financial Corp.	4,519
469	WisdomTree Investments, Inc.	4,896
3,994	WMIH Corp.(b)	4,593
63	World Acceptance Corp.(b)	4,761
99	WSFS Financial Corp.	4,470
141	Xenith Bankshares, Inc.(b)	3,973

		1,883,163

	Health Care - 12.1%
1,145	AAC Holdings, Inc.(b)	7,179
147	Abaxis, Inc.	6,909
1,596	Abeona Therapeutics, Inc.(b)	13,486
279	Accelerate Diagnostics, Inc.(b)	7,324
260	Acceleron Pharma, Inc.(b)	8,359
1,849	Accuray, Inc.(b)	7,858
1,352	Aceto Corp.	22,822
351	Achaogen, Inc.(b)	6,673
1,823	Achillion Pharmaceuticals, Inc.(b)	7,474
308	Aclaris Therapeutics, Inc.(b)	8,870
443	Acorda Therapeutics, Inc.(b)	9,591
440	Adamas Pharmaceuticals, Inc.(b)	7,634
208	Addus HomeCare Corp.(b)	7,062
722	Aduro Biotech, Inc.(b)	9,278
1,262	Advaxis, Inc.(b)(c)	8,165
150	Aerie Pharmaceuticals, Inc.(b)	8,145
2,230	Agenus, Inc.(b)	9,901
422	Aimmune Therapeutics, Inc.(b)	9,081
528	Akebia Therapeutics, Inc.(b)	6,964
352	Albany Molecular Research, Inc.(b)	7,652
430	Alder Biopharmaceuticals, Inc.(b)	4,622
608	Allscripts Healthcare Solutions, Inc.(b)	7,484
123	Almost Family, Inc.(b)	6,082
471	AMAG Pharmaceuticals, Inc.(b)	9,255
119	Amedisys, Inc.(b)	5,636
421	American Renal Associates Holdings, Inc.(b)	7,199
863	Amicus Therapeutics, Inc.(b)	11,176
210	AMN Healthcare Services, Inc.(b)	7,749
469	Amphastar Pharmaceuticals, Inc.(b)	8,104
111	Analogic Corp.	7,792
324	Anaptysbio, Inc.(b)	7,883
1,364	Anavex Life Sciences Corp.(b)	5,538
482	AngioDynamics, Inc.(b)	7,832
168	ANI Pharmaceuticals, Inc.(b)	8,187
166	Anika Therapeutics, Inc.(b)	8,493
2,545	Antares Pharma, Inc.(b)	7,991
1,202	Aratana Therapeutics, Inc.(b)	8,113
1,667	Ardelyx, Inc.(b)	8,668
602	Arena Pharmaceuticals, Inc.(b)	14,304
995	Array BioPharma, Inc.(b)	7,472
347	Assembly Biosciences, Inc.(b)	7,776
2,264	Asterias Biotherapeutics, Inc.(b)	8,037
616	Atara Biotherapeutics, Inc.(b)	9,394
5,194	Athersys, Inc.(b)(c)	7,739
346	AtriCure, Inc.(b)	8,384
13	Atrion Corp.	8,219
478	Audentes Therapeutics, Inc.(b)	9,603
112	Avexis, Inc.(b)	10,377
518	AxoGen, Inc.(b)	8,184
366	Axovant Sciences Ltd.(b)	8,389
724	Bellicum Pharmaceuticals, Inc.(b)	7,660
1,371	BioCryst Pharmaceuticals, Inc.(b)	7,006
329	Biohaven Pharmaceutical Holding Co. Ltd. (Canada)(b)	8,475
3,009	BioScrip, Inc.(b)	8,696
157	BioSpecifics Technologies Corp.(b)	7,638
263	BioTelemetry, Inc.(b)	8,995
2,519	BioTime, Inc.(b)	6,801
69	Bluebird Bio, Inc.(b)	6,503
195	Blueprint Medicines Corp.(b)	10,204
536	Calithera Biosciences, Inc.(b)	8,201
132	Cambrex Corp.(b)	8,052
100	Cantel Medical Corp.	7,420

Schedule of Investments(a)

486	Capital Senior Living Corp.(b)	$6,707
443	Cara Therapeutics, Inc.(b)	6,220
243	Cardiovascular Systems, Inc.(b)	7,667
2,291	Cascadian Therapeutics, Inc.(b)	9,370
1,944	Castlight Health, Inc., Class B(b)	8,359
205	Catalent, Inc.(b)	7,113
3,268	Catalyst Pharmaceuticals, Inc.(b)	9,608
3,268	Celldex Therapeutics, Inc.(b)	7,484
1,970	Cempra, Inc.(b)	7,880
3,340	Cerus Corp.(b)	7,548
37	Chemed Corp.	7,307
1,042	ChemoCentryx, Inc.(b)	10,566
1,554	Chimerix, Inc.(b)	7,723
435	Civitas Solutions, Inc.(b)	7,765
978	Clearside BioMedical, Inc.(b)	8,430
127	Clovis Oncology, Inc.(b)	10,771
504	Coherus Biosciences, Inc.(b)	6,577
737	Collegium Pharmaceutical, Inc.(b)	8,822
851	Community Health Systems, Inc.(b)	6,085
234	Computer Programs & Systems, Inc.	7,172
1,586	Conatus Pharmaceuticals, Inc.(b)	8,771
571	Concert Pharmaceuticals, Inc.(b)	8,240
1,805	ConforMIS, Inc.(b)	9,043
149	CONMED Corp.	7,647
1,307	Corbus Pharmaceuticals Holdings, Inc.(b)	7,777
709	Corcept Therapeutics, Inc.(b)	8,841
5,124	Corindus Vascular Robotics, Inc.(b)	8,506
1,049	Corium International, Inc.(b)	8,738
163	CorVel Corp.(b)	7,751
696	Corvus Pharmaceuticals, Inc.(b)	8,512
200	Cotiviti Holdings, Inc.(b)	8,610
566	Cross Country Healthcare, Inc.(b)	6,656
411	CryoLife, Inc.(b)	7,706
4,333	Curis, Inc.(b)	8,449
330	Cutera, Inc.(b)	8,596
551	Cytokinetics, Inc.(b)	7,742
563	CytomX Therapeutics, Inc.(b)	7,595
772	Depomed, Inc.(b)	7,959
259	Dermira, Inc.(b)	7,130
2,978	Diplomat Pharmacy, Inc.(b)	47,261
5,833	Durect Corp.(b)	10,091
103	Dyax Corp.(b)	114
991	Dynavax Technologies Corp.(b)	15,707
104	Eagle Pharmaceuticals, Inc.(b)	5,112
760	Edge Therapeutics, Inc.(b)	8,185
485	Editas Medicine, Inc.(b)	8,206
241	Emergent Biosolutions, Inc.(b)	8,765
232	Enanta Pharmaceuticals, Inc.(b)	8,842
1,624	Endologix, Inc.(b)	7,941
367	Ensign Group, Inc. (The)	8,210
540	Entellus Medical, Inc.(b)	9,477
723	Enzo Biochem, Inc.(b)	7,845
523	Epizyme, Inc.(b)	5,962
219	Esperion Therapeutics, Inc.(b)	9,919
389	Evolent Health, Inc., Class A(b)	9,608
235	Exact Sciences Corp.(b)	9,118
251	Exactech, Inc.(b)	7,317
2,494	Fate Therapeutics, Inc.(b)	7,208
258	FibroGen, Inc.(b)	8,811
268	Five Prime Therapeutics, Inc.(b)	7,542
447	Flexion Therapeutics, Inc.(b)	10,192
1,980	Fluidigm Corp.(b)	7,445
268	Fonar Corp.(b)	6,888
1,747	Fortress Biotech, Inc.(b)	7,757
193	Foundation Medicine, Inc.(b)	6,823
4,260	Genesis Healthcare, Inc., Class A(b)	6,134
631	GenMark Diagnostics, Inc.(b)	7,465
1,381	Genocea Biosciences, Inc.(b)	7,858
238	Genomic Health, Inc.(b)	7,592
2,939	Geron Corp.(b)	7,788
185	Glaukos Corp.(b)	7,433
283	Global Blood Therapeutics, Inc.(b)	7,386
232	Globus Medical, Inc., Class A(b)	7,134
187	Haemonetics Corp.(b)	7,691
581	Halozyme Therapeutics, Inc.(b)	7,367
195	Halyard Health, Inc.(b)	7,843
149	HealthEquity, Inc.(b)	6,835
160	HealthSouth Corp.	6,810
291	HealthStream, Inc.(b)	6,873
546	Heron Therapeutics, Inc.(b)	8,654
80	Heska Corp.(b)	8,763
394	HMS Holdings Corp.(b)	7,912
743	Horizon Pharma PLC(b)	8,901
45	ICU Medical, Inc.(b)	7,735
4,892	Idera Pharmaceuticals, Inc.(b)	9,001
833	Ignyta, Inc.(b)	7,913
1,061	Immune Design Corp.(b)	13,050
1,674	ImmunoGen, Inc.(b)(c)	9,944
984	Immunomedics, Inc.(b)	8,423
547	Impax Laboratories, Inc.(b)	10,584
127	INC Research Holdings, Inc., Class A(b)	6,985
638	Innoviva, Inc.(b)	8,753
83	Inogen, Inc.(b)	7,834
719	Inovalon Holdings, Inc., Class A(b)	9,131
977	Inovio Pharmaceuticals, Inc.(b)	5,432

488	Insmed, Inc.(b)	$7,891
162	Insulet Corp.(b)	8,150
669	Insys Therapeutics, Inc.(b)	7,667
180	Integer Holdings Corp.(b)	8,244
144	Integra LifeSciences Holdings Corp.(b)	7,151
615	Intellia Therapeutics, Inc.(b)	10,357
285	Intersect ENT, Inc.(b)	7,809
722	Intra-Cellular Therapies, Inc.(b)	8,354
637	Invacare Corp.	9,969
799	Invitae Corp.(b)	7,415
1,264	Iovance Biotherapeutics, Inc.(b)	7,394
199	iRhythm Technologies, Inc.(b)	8,231
433	Ironwood Pharmaceuticals, Inc., Class A(b)	7,686
468	Jounce Therapeutics, Inc.(b)	6,042
332	K2M Group Holdings, Inc.(b)	8,078
826	Karyopharm Therapeutics, Inc.(b)	6,971
1,251	Keryx Biopharmaceuticals, Inc.(b)	8,770
1,091	Kindred Biosciences, Inc.(b)	7,964
715	Kindred Healthcare, Inc.	6,399
86	Kite Pharma, Inc.(b)	9,323
954	Kura Oncology, Inc.(b)	8,634
281	La Jolla Pharmaceutical Co.(b)	8,326
143	Landauer, Inc.	7,786
411	Lannett Co., Inc.(b)	8,364
512	Lantheus Holdings, Inc.(b)	9,446
275	LeMaitre Vascular, Inc.	9,919
448	Lexicon Pharmaceuticals, Inc.(b)	7,302
115	LHC Group, Inc.(b)	6,658
66	Ligand Pharmaceuticals, Inc.(b)	7,980
124	LivaNova PLC(b)	7,557
103	Loxo Oncology, Inc.(b)	7,448
371	Luminex Corp.	7,580
427	MacroGenics, Inc.(b)	7,054
507	Madrigal Pharmaceuticals, Inc.(b)	7,858
105	Magellan Health, Inc.(b)	7,828
83	Masimo Corp.(b)	7,852
2,778	Matinas Biopharma Holdings, Inc.(b)	3,111
202	Medicines Co. (The)(b)	7,767
1,381	MediciNova, Inc.(b)	7,195
101	Medidata Solutions, Inc.(b)	7,758
269	Medpace Holdings, Inc.(b)	7,379
499	Meridian Bioscience, Inc.	6,761
216	Merit Medical Systems, Inc.(b)	8,856
6,426	Merrimack Pharmaceuticals, Inc.	8,547
510	MiMedx Group, Inc.(b)	7,630
786	Minerva Neurosciences, Inc.(b)	5,227
856	Miragen Therapeutics, Inc.(b)	11,710
111	Molina Healthcare, Inc.(b)	7,415
465	Momenta Pharmaceuticals, Inc.(b)	7,696
560	MyoKardia, Inc.(b)	8,708
324	Myriad Genetics, Inc.(b)	7,863
496	Nanostring Technologies, Inc.(b)	7,544
2,237	Nanthealth, Inc.(b)	9,574
1,233	NantKwest, Inc.(b)	7,965
721	Natera, Inc.(b)	5,818
106	National Healthcare Corp.	6,908
276	National Research Corp., Class A	8,114
219	Natus Medical, Inc.(b)	7,709
419	Nektar Therapeutics, Class A(b)	9,147
112	Neogen Corp.(b)	7,377
920	NeoGenomics, Inc.(b)	8,694
948	Neos Therapeutics, Inc.(b)	6,115
105	Nevro Corp.(b)	9,036
1,249	NewLink Genetics Corp.(b)	9,018
7,291	Novavax, Inc.(b)	7,583
801	Novelion Therapeutics, Inc. (Canada)(b)	7,249
509	Novocure Ltd.(b)	10,485
96	NuVasive, Inc.(b)	6,316
323	NxStage Medical, Inc.(b)	7,607
1,990	Nymox Pharmaceutical Corp. (Canada)(b)	7,482
654	Obalon Therapeutics, Inc.(b)	5,559
738	Ocular Therapeutix, Inc.(b)	4,672
342	Omeros Corp.(b)	7,168
177	Omnicell, Inc.(b)	8,779
500	OraSure Technologies, Inc.(b)	8,770
2,883	Organovo Holdings, Inc.(b)(c)	6,746
170	Orthofix International NV(b)	7,375
530	Otonomy, Inc.(b)	9,964
547	Ovid Therapeutics, Inc.(b)	4,480
237	Owens & Minor, Inc.	7,639
501	Oxford Immunotec Global PLC(b)	8,417
2,298	Pacific Biosciences of California, Inc.(b)	7,491
173	Pacira Pharmaceuticals, Inc.(b)	6,833
345	Paratek Pharmaceuticals, Inc.(b)	6,710
92	PAREXEL International Corp.(b)	8,052
3,340	PDL BioPharma, Inc.(b)	7,582
89	Penumbra, Inc.(b)	7,267
298	PharMerica Corp.(b)	7,495
218	Phibro Animal Health Corp., Class A	8,328
1,793	Pieris Pharmaceuticals, Inc.(b)	9,324
214	Portola Pharmaceuticals, Inc.(b)	13,204
105	PRA Health Sciences, Inc.(b)	7,812
145	Prestige Brands Holdings, Inc.(b)	7,776
1,123	Progenics Pharmaceuticals, Inc.(b)	6,772
700	Protagonist Therapeutics, Inc.(b)	8,533

Schedule of Investments(a)

140	Prothena Corp. PLC (Ireland)(b)	$8,646
162	Providence Service Corp. (The)(b)	8,349
452	PTC Therapeutics, Inc.(b)	9,320
226	Pulse Biosciences, Inc.(b)	4,391
97	Puma Biotechnology, Inc.(b)	9,220
451	Quality Systems, Inc.(b)	7,712
295	Quidel Corp.(b)	9,437
1,029	Quotient Ltd.(b)	5,680
1,788	R1 Rcm, Inc.(b)	6,061
355	Ra Pharmaceuticals, Inc.(b)	5,222
187	Radius Health, Inc.(b)	8,234
991	RadNet, Inc.(b)	7,631
296	Reata Pharmaceuticals, Inc., Class A(b)	8,667
1,223	Recro Pharma, Inc.(b)	9,307
401	REGENXBIO, Inc.(b)	7,218
197	Repligen Corp.(b)	7,933
427	Retrophin, Inc.(b)	8,642
333	Revance Therapeutics, Inc.(b)	7,576
2,894	Rigel Pharmaceuticals, Inc.(b)	6,859
962	Rockwell Medical, Inc.(b)(c)	6,859
1,444	RTI Surgical, Inc.(b)	8,231
98	Sage Therapeutics, Inc.(b)	7,816
1,039	Sangamo Therapeutics, Inc.(b)	8,935
234	Sarepta Therapeutics, Inc.(b)	9,028
702	SciClone Pharmaceuticals, Inc.(b)	7,687
534	Select Medical Holdings Corp.(b)	8,651
419	Selecta Biosciences, Inc.(b)	7,140
758	Seres Therapeutics, Inc.(b)	10,256
967	Sientra, Inc.(b)	9,941
808	Simulations Plus, Inc.	11,958
136	Spark Therapeutics, Inc.(b)	9,656
253	Spectranetics Corp. (The)(b)	9,741
1,174	Spectrum Pharmaceuticals, Inc.(b)	8,758
782	STAAR Surgical Co.(b)	8,016
985	Stemline Therapeutics, Inc.(b)	9,062
1,805	Strongbridge Biopharma PLC(b)	14,350
794	Sucampo Pharmaceuticals, Inc., Class A(b)	8,615
194	Supernus Pharmaceuticals, Inc.(b)	7,847
341	Surgery Partners, Inc.(b)	6,769
303	SurModics, Inc.(b)	7,969
705	Syndax Pharmaceuticals, Inc.(b)	8,538
1,854	Synergy Pharmaceuticals, Inc.(b)	7,194
457	Syros Pharmaceuticals, Inc.(b)	10,429
549	Tabula Rasa Healthcare, Inc.(b)	8,564
304	Tactile Systems Technology, Inc.(b)	8,983
227	Teladoc, Inc.(b)	7,446
878	Teligent, Inc.(b)	6,919
414	Tenet Healthcare Corp.(b)	7,183
1,027	Tetraphase Pharmaceuticals, Inc.(b)	6,717
686	TG Therapeutics, Inc.(b)	7,889
1,693	TherapeuticsMD, Inc.(b)(c)	9,565
208	Theravance Biopharma, Inc. (Cayman Islands)(b)	6,683
200	Tivity Health, Inc.(b)	7,930
99	Tobira Therapeutics, Inc.(b)	1,360
521	Tocagen, Inc.(b)	5,637
3,121	Trevena, Inc.(b)	8,146
458	Triple-S Management Corp., Class B(b)	7,090
119	U.S. Physical Therapy, Inc.	7,509
123	Ultragenyx Pharmaceutical, Inc.(b)	8,157
107	Utah Medical Products, Inc.	7,394
551	Vanda Pharmaceuticals, Inc.(b)	8,568
223	Varex Imaging Corp.(b)	6,880
1,678	Vbi Vaccines, Inc.(b)	7,752
961	Veracyte, Inc.(b)	7,688
454	Versartis, Inc.(b)	8,399
1,213	Viewray, Inc.(b)	5,737
998	Viveve Medical, Inc.(b)	6,597
367	Vocera Communications, Inc.(b)	10,008
771	Voyager Therapeutics, Inc.(b)	6,353
389	WaVe Life Sciences Ltd.(b)	7,722
286	Wright Medical Group NV(b)	7,513
1,685	XBiotech, Inc.(b)	7,734
367	Xencor, Inc.(b)	8,569
1,394	ZIOPHARM Oncology, Inc.(b)	7,709
527	Zogenix, Inc.(b)	6,324
450	Zynerba Pharmaceuticals, Inc.(b)	6,345

		2,672,963

	Industrials - 14.0%
530	AAON, Inc.	17,914
264	AAR Corp.	9,874
226	ABM Industries, Inc.	10,084
2,573	Acacia Research Corp.(b)	8,877
801	ACCO Brands Corp.(b)	9,332
385	Actuant Corp., Class A	9,317
396	Advanced Disposal Services, Inc.(b)	9,575
998	Advanced Drainage Systems, Inc.	20,509
181	Advisory Board Co. (The)(b)	10,172
443	Aegion Corp.(b)	10,605
443	Aerojet Rocketdyne Holdings, Inc.(b)	10,388
296	Aerovironment, Inc.(b)	11,186
423	Air Transport Services Group, Inc.(b)	10,304
426	Aircastle Ltd.	10,028
101	Alamo Group, Inc.	9,394
176	Albany International Corp., Class A	9,416

65	Allegiant Travel Co.	$8,401
342	Allied Motion Technologies, Inc.	10,120
215	Altra Industrial Motion Corp.	9,578
3,509	Ameresco, Inc., Class A(b)	22,984
258	American Railcar Industries, Inc.	9,487
89	American Woodmark Corp.(b)	8,735
355	Apogee Enterprises, Inc.	18,492
153	Applied Industrial Technologies, Inc.	8,644
743	Aqua Metals, Inc.(b)(c)	8,678
2,311	ARC Document Solutions, Inc.(b)	7,996
452	ArcBest Corp.	12,566
151	Argan, Inc.	9,732
1,089	Armstrong Flooring, Inc.(b)	18,905
160	Astec Industries, Inc.	8,043
302	Astronics Corp.(b)	8,833
426	Atkore International Group, Inc.(b)	8,869
176	Atlas Air Worldwide Holdings, Inc.(b)	10,454
368	Avis Budget Group, Inc.(b)	11,327
375	Axon Enterprise, Inc.(b)	9,221
163	AZZ, Inc.	8,264
832	Babcock & Wilcox Enterprises, Inc.(b)	8,736
157	Barnes Group, Inc.	9,448
161	Barrett Business Services, Inc.	8,860
406	Beacon Roofing Supply, Inc.(b)	18,648
514	BG Staffing, Inc.	8,563
526	Blue Bird Corp.(b)	9,336
911	BMC Stock Holdings, Inc.(b)	20,042
261	Brady Corp., Class A	8,665
380	Briggs & Stratton Corp.	8,900
139	Brink’s Co. (The)	10,863
1,299	Builders FirstSource, Inc.(b)	20,355
573	Caesarstone Ltd. (Israel)(b)	20,112
437	CAI International, Inc.(b)	11,463
585	Casella Waste Systems, Inc., Class A(b)	9,816
609	CBIZ, Inc.(b)	9,044
992	CECO Environmental Corp.	9,583
267	Chart Industries, Inc.(b)	9,078
607	Chicago Bridge & Iron Co. NV	11,375
141	CIRCOR International, Inc.	7,058
1,898	Cogint, Inc.(b)	8,351
336	Columbus McKinnon Corp.	8,669
559	Comfort Systems USA, Inc.	18,615
1,164	Commercial Vehicle Group, Inc.(b)	10,220
837	Continental Building Products, Inc.(b)	18,414
1,416	Costamare, Inc. (Monaco)	9,105
641	Covanta Holding Corp.	9,679
489	Covenant Transportation Group, Inc., Class A(b)	9,169
259	CRA International, Inc.	10,052
244	CSW Industrials, Inc.(b)	9,528
198	Cubic Corp.	9,435
101	Curtiss-Wright Corp.	9,738
910	Daseke, Inc.(b)	11,093
130	Deluxe Corp.	9,386
308	DigitalGlobe, Inc.(b)	10,749
1,478	DMC Global, Inc.	20,544
302	Douglas Dynamics, Inc.	9,604
285	Ducommun, Inc.(b)	8,254
253	DXP Enterprises, Inc.(b)	7,233
104	Dycom Industries, Inc.(b)	9,422
2,088	Eagle Bulk Shipping, Inc.(b)	9,041
658	Eastern Co. (The)	19,148
465	Echo Global Logistics, Inc.(b)	6,347
142	EMCOR Group, Inc.	9,585
215	Encore Wire Corp.	9,589
582	Energous Corp.(b)	8,573
1,176	Energy Recovery, Inc.(b)	8,938
122	EnerSys	8,817
318	Engility Holdings, Inc.(b)	9,276
558	Ennis, Inc.	10,741
132	EnPro Industries, Inc.	10,167
374	Envirostar, Inc.	9,481
155	ESCO Technologies, Inc.	9,563
596	Essendant, Inc.	7,438
95	Esterline Technologies Corp.(b)	9,167
713	ExOne Co. (The)(b)	8,036
155	Exponent, Inc.	10,106
540	Federal Signal Corp.	9,990
174	Forward Air Corp.	9,018
1,425	Foundation Building Materials, Inc.(b)	17,185
416	Franklin Covey Co.(b)	7,758
221	Franklin Electric Co., Inc.	8,928
532	FreightCar America, Inc.	8,746
267	FTI Consulting, Inc.(b)	8,760
144	GATX Corp.	8,904
979	Genco Shipping & Trading Ltd.(b)	9,966
566	Gencor Industries, Inc.(b)	9,084
258	Generac Holdings, Inc.(b)	9,280
547	General Cable Corp.	10,557
578	Gibraltar Industries, Inc.(b)	17,253
645	Global Brass & Copper Holdings, Inc.	20,672
622	GMS, Inc.(b)	18,672
351	Gorman-Rupp Co. (The)	10,607
361	GP Strategies Corp.(b)	10,343
456	Graham Corp.	9,125

Schedule of Investments(a)

186	Granite Construction, Inc.	$9,118
2,323	Great Lakes Dredge & Dock Corp.(b)	9,176
192	Greenbrier Cos., Inc. (The)	8,640
856	Griffon Corp.	17,548
489	H&E Equipment Services, Inc.	11,037
741	Hardinge, Inc.	8,966
556	Harsco Corp.(b)	8,590
197	Hawaiian Holdings, Inc.(b)	8,156
1,636	HC2 Holdings, Inc.(b)	9,832
194	Healthcare Services Group, Inc.	10,136
446	Heartland Express, Inc.	9,424
428	Heidrick & Struggles International, Inc.	7,747
248	Herc Holdings, Inc.(b)	11,254
634	Heritage-Crystal Clean, Inc.(b)	11,919
297	Herman Miller, Inc.	10,001
894	Hertz Global Holdings, Inc.(b)	12,221
1,916	Hill International, Inc.(b)	9,676
251	Hillenbrand, Inc.	9,036
230	HNI Corp.	8,682
253	Hub Group, Inc., Class A(b)	8,615
1,101	Hudson Technologies, Inc.(b)	8,907
281	Hurco Cos., Inc.	9,259
217	Huron Consulting Group, Inc.(b)	7,703
2,913	Huttig Building Products, Inc.(b)	20,770
124	Hyster-Yale Materials Handling, Inc.	8,787
199	ICF International, Inc.(b)	9,005
581	IES Holdings, Inc.(b)	9,877
872	InnerWorkings, Inc.(b)	10,281
122	Insperity, Inc.	9,211
627	Insteel Industries, Inc.	16,503
1,013	Interface, Inc.	19,196
587	Jeld-Wen Holding, Inc.(b)	19,166
103	John Bean Technologies Corp.	9,517
119	Kadant, Inc.	9,288
182	Kaman Corp.	9,304
627	KBR, Inc.	9,355
415	Kelly Services, Inc., Class A	9,242
228	Kennametal, Inc.	8,413
1,046	KEYW Holding Corp. (The)(b)	9,236
501	Kforce, Inc.	9,369
552	Kimball International, Inc., Class B	9,202
184	KLX, Inc.(b)	9,553
260	Knight Transportation, Inc.	9,269
446	Knoll, Inc.	8,635
282	Korn/Ferry International	9,433
859	Kratos Defense & Security Solutions, Inc.(b)	9,453
950	Lawson Products, Inc.(b)	21,897
1,093	Layne Christensen Co.(b)	11,575
1,023	LB Foster Co., Class A	18,005
108	Lindsay Corp.	9,900
444	LSC Communications, Inc.	9,493
2,150	LSI Industries, Inc.	17,995
173	Lydall, Inc.(b)	8,563
1,580	Manitowoc Co., Inc. (The)(b)	9,022
566	Marten Transport Ltd.	9,028
264	Masonite International Corp.(b)	20,500
209	MasTec, Inc.(b)	9,656
311	Matson, Inc.	8,770
131	Matthews International Corp., Class A	8,587
276	McGrath RentCorp	9,806
255	Mercury Systems, Inc.(b)	11,197
530	Meritor, Inc.(b)	9,158
501	Milacron Holdings Corp.(b)	9,008
364	Miller Industries, Inc.	9,500
428	Mistras Group, Inc.(b)	8,624
318	Mobile Mini, Inc.	9,794
131	Moog, Inc., Class A(b)	9,736
1,135	MRC Global, Inc.(b)	18,546
115	MSA Safety, Inc.	9,218
655	Mueller Industries, Inc.	20,632
1,747	Mueller Water Products, Inc., Class A	20,265
111	Multi-Color Corp.	8,935
298	MYR Group, Inc.(b)	9,479
76	National Presto Industries, Inc.	8,596
462	Navigant Consulting, Inc.(b)	7,822
7,941	Navios Maritime Holdings, Inc. (Monaco)(b)	9,767
343	Navistar International Corp.(b)	10,554
1,157	NCI Building Systems, Inc.(b)	20,826
547	Neff Corp., Class A(b)	11,487
2,272	Nexeo Solutions, Inc.(b)	18,926
714	NN, Inc.	19,778
1,277	Northwest Pipe Co.(b)	19,295
1,375	NOW, Inc.(b)	21,904
233	NV5 Global, Inc.(b)	9,681
315	Omega Flex, Inc.	18,913
171	On Assignment, Inc.(b)	8,422
1,254	Orion Group Holdings, Inc.(b)	8,803
242	Park-Ohio Holdings Corp.	9,620
257	Patrick Industries, Inc.(b)	19,558
1,616	Pendrell Corp.(b)	11,280
1,609	PGT Innovations, Inc.(b)	20,917
4,532	Plug Power, Inc.(b)(c)	10,242
1,150	Ply Gem Holdings, Inc.(b)	20,125
282	Powell Industries, Inc.	8,982

197	Preformed Line Products Co.	$9,598
378	Primoris Services Corp.	9,420
141	Proto Labs, Inc.(b)	10,420
412	Quad/Graphics, Inc., Class A	9,254
941	Quanex Building Products Corp.	20,232
1,760	Radiant Logistics, Inc.(b)	7,621
262	Raven Industries, Inc.	9,013
192	RBC Bearings, Inc.(b)	19,841
693	Resources Connection, Inc.	9,252
320	REV Group, Inc.	8,560
1,348	Revolution Lighting Technologies, Inc.(b)	9,962
847	Rexnord Corp.(b)	19,617
1,322	Roadrunner Transportation Systems, Inc.(b)	9,228
686	RPX Corp.(b)	9,378
756	RR Donnelley & Sons Co.	9,344
257	Rush Enterprises, Inc., Class A(b)	11,084
4,075	Safe Bulkers, Inc. (Greece)(b)	10,514
184	Saia, Inc.(b)	10,000
438	Schneider National, Inc., Class B	9,470
1,511	Scorpio Bulkers, Inc.(b)	10,879
457	Simpson Manufacturing Co., Inc.	20,241
170	Siteone Landscape Supply, Inc.(b)	8,925
251	SkyWest, Inc.	9,162
310	SP Plus Corp.(b)	10,137
1,087	Spartan Motors, Inc.	9,620
530	Sparton Corp.(b)	12,222
373	SPX Corp.(b)	10,265
239	SPX FLOW, Inc.(b)	8,475
102	Standex International Corp.	9,787
547	Steelcase, Inc., Class A	7,467
857	Sterling Construction Co., Inc.(b)	10,952
215	Sun Hydraulics Corp.	8,892
4,323	Sunrun, Inc.(b)(c)	32,552
550	Supreme Industries, Inc., Class A	8,272
362	Swift Transportation Co., Class A(b)	9,231
368	Team, Inc.(b)	5,281
126	Tennant Co.	9,519
201	Tetra Tech, Inc.	9,537
706	Textainer Group Holdings Ltd.	11,437
500	Thermon Group Holdings, Inc.(b)	8,935
768	Titan International, Inc.	9,792
502	Titan Machinery, Inc.(b)	8,961
1,335	TPI Composites, Inc.(b)	25,151
294	Trex Co., Inc.(b)	22,112
429	TriMas Corp.(b)	10,446
290	TriNet Group, Inc.(b)	10,150
292	Triton International Ltd. (Bermuda)	10,530
285	Triumph Group, Inc.	7,296
350	TrueBlue, Inc.(b)	8,943
351	Tutor Perini Corp.(b)	9,337
542	Twin Disc, Inc.(b)	9,171
66	UniFirst Corp.	9,389
226	Universal Forest Products, Inc.	18,950
654	Universal Logistics Holdings, Inc.	9,516
183	US Ecology, Inc.	9,498
288	Vectrus, Inc.(b)	9,795
465	Veritiv Corp.(b)	17,275
184	Viad Corp.	9,853
466	Vicor Corp.(b)	8,272
210	VSE Corp.	10,889
438	Wabash National Corp.	8,357
130	WageWorks, Inc.(b)	8,476
146	Watts Water Technologies, Inc., Class A	9,402
315	Werner Enterprises, Inc.	9,340
906	Wesco Aircraft Holdings, Inc.(b)	9,830
1,807	West Corp.	42,230
306	Willdan Group, Inc.(b)	10,285
355	Willis Lease Finance Corp.(b)	8,974
135	Woodward, Inc.	9,442
897	YRC Worldwide, Inc.(b)	11,921

		3,109,644

	Information Technology - 13.4%
191	2U, Inc.(b)	9,884
469	3D Systems Corp.(b)	7,879
2,769	8x8, Inc.(b)	35,166
1,179	A10 Networks, Inc.(b)	8,336
220	Acacia Communications, Inc.(b)	9,629
432	ACI Worldwide, Inc.(b)	10,009
691	Actua Corp.(b)	9,328
367	Acxiom Corp.(b)	9,898
483	ADTRAN, Inc.	11,326
129	Advanced Energy Industries, Inc.(b)	9,359
1,951	Aerohive Networks, Inc.(b)	9,189
994	Agilysys, Inc.(b)	10,000
1,090	Akoustis Technologies, Inc.(b)	7,565
275	Alarm.com Holdings, Inc.(b)	10,458
552	Alpha & Omega Semiconductor Ltd.(b)	9,770
520	Alteryx, Inc., Class A(b)	10,462
200	Ambarella, Inc.(b)	10,010
1,202	Amber Road, Inc.(b)	11,263
881	American Software, Inc., Class A	8,546
938	Amkor Technology, Inc.(b)	9,727
723	Angie’s List, Inc.(b)	8,662
125	Anixter International, Inc.(b)	9,844
311	AppFolio, Inc., Class A(b)	10,869

Schedule of Investments(a)

157	Applied Optoelectronics, Inc.(b)	$15,306
585	Apptio, Inc., Class A(b)	10,384
178	Aspen Technology, Inc.(b)	10,123
1,902	Avid Technology, Inc.(b)	9,795
606	AVX Corp.	10,829
431	Axcelis Technologies, Inc.(b)	9,568
1,577	AXT, Inc.(b)	13,799
232	Badger Meter, Inc.	10,498
869	Bankrate, Inc.(b)	12,079
447	Barracuda Networks, Inc.(b)	10,044
2,058	Bazaarvoice, Inc.(b)	9,673
377	Bel Fuse, Inc., Class B	9,519
259	Belden, Inc.	18,632
291	Benchmark Electronics, Inc.(b)	9,792
270	Benefitfocus, Inc.(b)	9,652
114	Blackbaud, Inc.	10,527
108	Blackhawk Network Holdings, Inc., Class A(b)	4,714
289	Blackline, Inc.(b)	11,205
463	Blucora, Inc.(b)	10,371
386	Bottomline Technologies (de), Inc.(b)	10,993
526	Box, Inc., Class A(b)	9,915
1,552	Brightcove, Inc.(b)	10,398
234	BroadSoft, Inc.(b)	10,308
392	Brooks Automation, Inc.	9,628
264	Cabot Microelectronics Corp.	19,576
78	CACI International, Inc., Class A(b)	9,758
497	CalAmp Corp.(b)	9,493
1,367	Calix, Inc.(b)	9,364
443	Callidus Software, Inc.(b)	10,765
452	Carbonite, Inc.(b)	10,667
138	Cardtronics PLC, Class A(b)	4,319
579	Care.com, Inc.(b)	8,413
337	Cars.Com, Inc.(b)	8,189
69	Cass Information Systems, Inc.	4,551
216	CEVA, Inc.(b)	9,990
832	ChannelAdvisor Corp.(b)	8,736
382	Ciena Corp.(b)	9,836
92	Cimpress NV (Netherlands)(b)	8,118
155	Cirrus Logic, Inc.(b)	9,523
724	Clearfield, Inc.(b)	8,326
607	Cloudera, Inc.(b)	10,471
567	Cohu, Inc.	10,331
577	CommerceHub, Inc., Series C(b)	10,374
173	CommVault Systems, Inc.(b)	10,302
505	Comtech Telecommunications Corp.	9,090
476	Control4 Corp.(b)	10,877
382	Convergys Corp.	9,157
264	Cornerstone OnDemand, Inc.(b)	10,642
323	Coupa Software, Inc.(b)	9,926
1,914	CPI Card Group, Inc.	5,646
560	Cray, Inc.(b)	11,536
401	Cree, Inc.(b)	10,390
237	CSG Systems International, Inc.	9,800
450	CTS Corp.	9,900
447	CyberOptics Corp.(b)	7,375
1,004	Daktronics, Inc.	9,819
3,441	DHI Group, Inc.(b)	7,570
371	Diebold Nixdorf, Inc.	8,681
1,013	Digi International, Inc.(b)	10,586
294	Digimarc Corp.(b)	9,217
378	Diodes, Inc.(b)	10,028
805	DSP Group, Inc.(b)	10,143
913	Eastman Kodak Co.(b)	8,673
177	Ebix, Inc.	10,222
1,186	Electro Scientific Industries, Inc.(b)	10,259
188	Electronics for Imaging, Inc.(b)	9,133
87	Ellie Mae, Inc.(b)	7,588
881	EMCORE Corp.(b)	10,220
1,171	Endurance International Group Holdings, Inc.(b)	10,832
4,011	EnerNOC, Inc.(b)	30,684
407	Entegris, Inc.(b)	10,623
257	Envestnet, Inc.(b)	10,036
119	EPAM Systems, Inc.(b)	10,226
130	ePlus, Inc.(b)	10,517
413	Everbridge, Inc.(b)	9,767
665	Everi Holdings, Inc.(b)	4,961
273	EVERTEC, Inc.	4,873
698	Exa Corp.(b)	9,863
177	ExlService Holdings, Inc.(b)	10,186
1,011	Extreme Networks, Inc.(b)	8,887
260	Fabrinet (Thailand)(b)	11,703
34	Fair Isaac Corp.	4,847
255	FARO Technologies, Inc.(b)	10,072
381	Finisar Corp.(b)	10,371
1,671	Fitbit, Inc., Class A(b)	8,622
442	Five9, Inc.(b)	9,751
738	FormFactor, Inc.(b)	9,668
236	Forrester Research, Inc.	9,629
243	Gigamon, Inc.(b)	9,659
460	Global Sources Ltd. (Hong Kong)(b)	9,016
3,990	Glu Mobile, Inc.(b)	10,893
3,633	Gogo, Inc.(b)(c)	44,250
224	GrubHub, Inc.(b)	10,333

1,250	GSI Technology, Inc.(b)	$9,075
302	GTT Communications, Inc.(b)	9,226
1,427	Guidance Software, Inc.(b)	10,089
632	Hackett Group, Inc. (The)	10,377
1,898	Harmonic, Inc.(b)	7,782
772	Hortonworks, Inc.(b)	10,345
150	HubSpot, Inc.(b)	10,852
434	Ichor Holdings Ltd.(b)	9,973
303	II-VI, Inc.(b)	11,544
1,122	Immersion Corp.(b)	9,582
203	Imperva, Inc.(b)	9,145
209	Impinj, Inc.(b)	10,270
853	Infinera Corp.(b)	10,006
2,266	Information Services Group, Inc.(b)	9,132
270	Inphi Corp.(b)	10,368
231	Insight Enterprises, Inc.(b)	9,360
336	Instructure, Inc.(b)	10,870
400	Integrated Device Technology, Inc.(b)	10,456
122	InterDigital, Inc.	8,888
2,936	Internap Corp.(b)	11,157
815	Intevac, Inc.(b)	9,250
1,797	Iteris, Inc.(b)	11,303
134	Itron, Inc.(b)	9,782
609	IXYS Corp.(b)	10,597
481	j2 Global, Inc.	40,707
724	KEMET Corp.(b)	12,199
531	Kimball Electronics, Inc.(b)	10,328
558	Knowles Corp.(b)	8,454
2,621	Kopin Corp.(b)	9,960
1,008	KVH Industries, Inc.(b)	10,987
1,455	Lattice Semiconductor Corp.(b)	10,127
1,222	Leaf Group Ltd.(b)	9,226
3,430	Limelight Networks, Inc.(b)	11,731
1,418	Liquidity Services, Inc.(b)	9,642
57	Littelfuse, Inc.	10,270
869	LivePerson, Inc.(b)	11,775
159	Lumentum Holdings, Inc.(b)	9,953
174	MACOM Technology Solutions Holdings, Inc.(b)	10,536
242	ManTech International Corp., Class A	9,612
144	MAXIMUS, Inc.	8,692
348	MaxLinear, Inc., Class A(b)	9,118
1,607	Maxwell Technologies, Inc.(b)	9,401
2,148	Meet Group, Inc. (The)(b)	10,783
67	Mesa Laboratories, Inc.	9,684
235	Methode Electronics, Inc.	9,341
53	MicroStrategy, Inc., Class A(b)	7,129
5,013	Microvision, Inc.(b)(c)	11,380
355	MINDBODY, Inc., Class A(b)	9,212
1,171	Mitek Systems, Inc.(b)	11,124
134	MKS Instruments, Inc.	11,209
1,539	Mobileiron, Inc.(b)	6,964
741	Model N, Inc.(b)	9,781
265	MoneyGram International, Inc.(b)	4,325
101	Monolithic Power Systems, Inc.	10,334
515	Monotype Imaging Holdings, Inc.	9,708
172	MTS Systems Corp.	9,064
402	Mulesoft, Inc., Class A(b)	8,739
393	Nanometrics, Inc.(b)	10,473
1,032	Napco Security Technologies, Inc.(b)	9,443
470	NCI, Inc., Class A(b)	9,377
1,105	NeoPhotonics Corp.(b)	8,917
223	NETGEAR, Inc.(b)	10,682
274	NetScout Systems, Inc.(b)	9,453
293	NeuStar, Inc., Class A(b)	9,786
239	New Relic, Inc.(b)	11,223
490	NIC, Inc.	7,963
287	Novanta, Inc.(b)	10,590
560	Nutanix, Inc., Class A(b)	11,897
125	NVE Corp.	9,860
1,025	Oclaro, Inc.(b)	10,025
381	Okta, Inc., Class A(b)	8,363
1,165	Ominto, Inc.(b)	6,547
124	OSI Systems, Inc.(b)	9,916
821	Park City Group, Inc.(b)	11,084
531	Park Electrochemical Corp.	9,977
144	Paycom Software, Inc.(b)	10,093
198	Paylocity Holding Corp.(b)	9,003
373	PC Connection, Inc.	9,623
523	PCM, Inc.(b)	6,472
601	PDF Solutions, Inc.(b)	9,646
165	Pegasystems, Inc.	9,974
557	Perficient, Inc.(b)	10,472
978	Photronics, Inc.(b)	9,829
2,098	Pixelworks, Inc.(b)	9,735
1,367	Planet Payment, Inc.(b)	4,429
180	Plantronics, Inc.	8,132
187	Plexus Corp.(b)	10,025
153	Power Integrations, Inc.	10,809
656	Presidio, Inc.(b)	8,941
336	Progress Software Corp.	10,755
113	Proofpoint, Inc.(b)	9,632
352	PROS Holdings, Inc.(b)	10,148
743	Pure Storage, Inc., Class A(b)	8,968
258	Q2 Holdings, Inc.(b)	10,036

Schedule of Investments(a)

314	QAD, Inc., Class A	$9,844
240	Qualys, Inc.(b)	9,636
514	Quantenna Communications, Inc.(b)	10,388
1,367	Quantum Corp.(b)	11,073
2,157	QuinStreet, Inc.(b)	8,391
752	Quotient Technology, Inc.(b)	8,723
2,566	Radisys Corp.(b)	6,261
824	Rambus, Inc.(b)	10,621
578	Rapid7, Inc.(b)	8,780
2,222	RealNetworks, Inc.(b)	9,666
276	RealPage, Inc.(b)	10,695
471	Reis, Inc.	10,079
277	RingCentral, Inc., Class A(b)	9,640
3,542	Rocket Fuel, Inc.(b)	9,209
91	Rogers Corp.(b)	10,735
803	Rosetta Stone, Inc.(b)	8,319
1,768	Rubicon Project, Inc. (The)(b)	8,310
422	Rudolph Technologies, Inc.(b)	10,445
255	Sanmina Corp.(b)	9,142
251	ScanSource, Inc.(b)	9,940
132	Science Applications International Corp.	9,294
1,068	SecureWorks Corp., Class A(b)	11,684
274	Semtech Corp.(b)	10,850
2,552	ServiceSource International, Inc.(b)	9,698
1,657	ShoreTel, Inc.(b)	12,345
196	Shutterstock, Inc.(b)	8,259
1,657	Sigma Designs, Inc.(b)	10,771
137	Silicon Laboratories, Inc.(b)	10,289
922	Silver Spring Networks, Inc.(b)	10,428
1,291	Sonus Networks, Inc.(b)	8,818
161	SPS Commerce, Inc.(b)	9,306
59	Stamps.com, Inc.(b)	8,738
841	StarTek, Inc.(b)	10,344
370	Stratasys Ltd.(b)	8,876
3,144	SunPower Corp.(b)	35,024
396	Super Micro Computer, Inc.(b)	10,633
274	Sykes Enterprises, Inc.(b)	9,316
185	Synaptics, Inc.(b)	9,733
896	Synchronoss Technologies, Inc.(b)	15,124
82	SYNNEX Corp.	9,751
591	Syntel, Inc.	11,519
531	Systemax, Inc.	9,622
100	Tech Data Corp.(b)	10,240
987	TechTarget, Inc.(b)	9,465
1,171	Telenav, Inc.(b)	8,783
219	TeleTech Holdings, Inc.	9,154
517	Tivo Corp.	10,133
176	Trade Desk, Inc. (The), Class A(b)	9,383
625	Travelport Worldwide Ltd.	8,938
521	TrueCar, Inc.(b)	9,863
539	TTM Technologies, Inc.(b)	9,368
171	Tucows, Inc., Class A(b)	9,345
378	Twilio, Inc., Class A(b)	11,026
202	Ubiquiti Networks, Inc.(b)	11,009
471	Ultra Clean Holdings, Inc.(b)	11,045
788	Unisys Corp.(b)	10,086
454	Upland Software, Inc.(b)	11,191
1,936	USA Technologies, Inc.(b)	10,745
273	Varonis Systems, Inc.(b)	10,169
714	VASCO Data Security International, Inc.(b)	9,639
337	Veeco Instruments, Inc.(b)	10,380
556	VeriFone Systems, Inc.(b)	10,848
238	Verint Systems, Inc.(b)	9,437
144	ViaSat, Inc.(b)	9,517
885	Viavi Solutions, Inc.(b)	9,708
2,197	VirnetX Holding Corp.(b)(c)	7,580
326	Virtusa Corp.(b)	10,807
585	Vishay Intertechnology, Inc.	10,442
532	Vishay Precision Group, Inc.(b)	9,310
418	Web.com Group, Inc.(b)	9,175
130	WebMD Health Corp.(b)	8,613
516	Workiva, Inc., Class A(b)	10,114
987	Xcerra Corp.(b)	9,584
511	XO Group, Inc.(b)	9,341
320	Xperi Corp.	9,360
319	Yelp, Inc., Class A(b)	10,377
751	Yext, Inc.(b)	9,763
365	Zendesk, Inc.(b)	10,702
1,663	Zix Corp.(b)	8,864

		2,959,825

	Materials - 7.0%
683	A. Schulman, Inc.	17,963
959	Advanced Emissions Solutions, Inc.	10,309
680	Advansix, Inc.(b)	22,766
2,826	Agrofresh Solutions, Inc.(b)	22,043
3,276	AK Steel Holding Corp.(b)	18,542
1,227	Allegheny Technologies, Inc.	23,239
1,112	American Vanguard Corp.	19,682
1,367	Ampco-Pittsburgh Corp.	19,753
245	Balchem Corp.	19,012
665	Boise Cascade Co.(b)	20,183
1,326	Calgon Carbon Corp.	21,216
543	Carpenter Technology Corp.	21,954
1,318	Century Aluminum Co.(b)	22,116
180	Chase Corp.	19,449

438	Clearwater Paper Corp.(b)	$21,528
3,434	Cliffs Natural Resources, Inc.(b)	26,511
1,580	Codexis, Inc.(b)	8,532
2,336	Coeur Mining, Inc.(b)	19,342
1,077	Commercial Metals Co.	20,032
306	Compass Minerals International, Inc.	21,129
974	Core Molding Technologies, Inc.(b)	18,574
275	Deltic Timber Corp.	19,836
1,110	Ferro Corp.(b)	21,356
2,706	Flotek Industries, Inc.(b)	22,785
3,298	Forterra, Inc.(b)	29,451
1,349	FutureFuel Corp.	19,641
656	GCP Applied Technologies, Inc.(b)	19,877
5,250	Gold Resource Corp.	22,260
361	Greif, Inc., Class A	20,249
385	H.B. Fuller Co.	19,835
417	Hawkins, Inc.	18,744
552	Haynes International, Inc.	17,267
3,951	Hecla Mining Co.	21,375
348	Ingevity Corp.(b)	20,358
449	Innophos Holdings, Inc.	18,755
298	Innospec, Inc.	18,595
8,947	Intrepid Potash, Inc.(b)	27,109
234	Kaiser Aluminum Corp.	22,766
935	KapStone Paper and Packaging Corp.	21,374
5,598	Klondex Mines Ltd. (Canada)(b)	17,858
400	KMG Chemicals, Inc.	20,248
574	Koppers Holdings, Inc.(b)	20,836
635	Kraton Corp.(b)	23,622
1,093	Kronos Worldwide, Inc.	23,303
828	Louisiana-Pacific Corp.(b)	20,791
1,920	LSB Industries, Inc.(b)	13,594
547	Materion Corp.	21,032
275	Minerals Technologies, Inc.	19,470
1,084	Myers Industries, Inc.	18,428
249	Neenah Paper, Inc.	19,895
1,161	Olympic Steel, Inc.	19,842
2,242	OMNOVA Solutions, Inc.(b)	21,075
1,032	P.H. Glatfelter Co.	21,125
536	PolyOne Corp.	19,607
138	Quaker Chemical Corp.	19,578
1,224	Rayonier Advanced Materials, Inc.	18,250
2,205	Ryerson Holding Corp.(b)	19,073
1,056	Schnitzer Steel Industries, Inc., Class A	27,245
527	Schweitzer-Mauduit International, Inc.	20,247
244	Sensient Technologies Corp.	18,144
226	Stepan Co.	18,570
710	Summit Materials, Inc., Class A(b)	20,192
2,523	SunCoke Energy, Inc.(b)	22,581
1,490	TimkenSteel Corp.(b)	23,676
2,103	Trecora Resources(b)	24,290
1,213	Tredegar Corp.	18,316
311	Trinseo SA	21,863
1,454	Tronox Ltd., Class A	28,179
722	UFP Technologies, Inc.(b)	20,830
255	United States Lime & Minerals, Inc.	20,711
287	US Concrete, Inc.(b)	22,486
5,422	Verso Corp., Class A(b)	25,917
1,421	Warrior Met Coal, Inc.	31,063
456	Worthington Industries, Inc.	23,106

		1,540,551

	Real Estate - 2.3%
161	Acadia Realty Trust REIT	4,788
95	Agree Realty Corp. REIT	4,671
109	Alexander & Baldwin, Inc.	4,570
9	Alexander’s, Inc. REIT	3,915
214	Altisource Portfolio Solutions SA(b)	5,583
348	Altisource Residential Corp. REIT	4,527
112	American Assets Trust, Inc. REIT	4,548
322	Armada Hoffler Properties, Inc. REIT	4,270
472	Ashford Hospitality Prime, Inc. REIT	4,890
712	Ashford Hospitality Trust, Inc. REIT	4,478
355	Bluerock Residential Growth REIT, Inc., Class A REIT	4,778
177	Care Capital Properties, Inc. REIT	4,287
242	CareTrust REIT, Inc. REIT	4,414
395	CatchMark Timber Trust, Inc., Class A REIT	4,546
542	CBL & Associates Properties, Inc. REIT	4,764
875	Cedar Realty Trust, Inc. REIT	4,532
228	Chatham Lodging Trust REIT	4,715
185	Chesapeake Lodging Trust REIT	4,668
361	City Office REIT, Inc. REIT	4,588
360	Clipper Realty, Inc. REIT	4,032
179	Community Healthcare Trust, Inc. REIT	4,541
84	Consolidated-Tomoka Land Co.	4,657
131	CorEnergy Infrastructure Trust, Inc. REIT	4,665
514	Cousins Properties, Inc. REIT	4,724
401	DiamondRock Hospitality Co. REIT	4,684
216	Easterly Government Properties, Inc. REIT	4,318
53	EastGroup Properties, Inc. REIT	4,621
117	Education Realty Trust, Inc. REIT	4,393
507	Farmland Partners, Inc. REIT	4,528
620	FelCor Lodging Trust, Inc. REIT	4,576
155	First Industrial Realty Trust, Inc. REIT	4,731

Schedule of Investments(a)

415	First Potomac Realty Trust REIT	$4,619
279	Forestar Group, Inc.(b)	4,785
179	Four Corners Property Trust, Inc. REIT	4,543
408	Franklin Street Properties Corp. REIT	4,313
100	FRP Holdings, Inc.(b)	4,615
149	Geo Group, Inc. (The) REIT	4,373
174	Getty Realty Corp. REIT	4,521
208	Gladstone Commercial Corp. REIT	4,426
485	Global Medical REIT, Inc. REIT	4,510
202	Global NET Lease, Inc. REIT	4,444
202	Government Properties Income Trust REIT	3,581
151	Gramercy Property Trust REIT	4,563
143	Griffin Industrial Realty, Inc.	4,603
129	Healthcare Realty Trust, Inc. REIT	4,296
240	Hersha Hospitality Trust REIT	4,502
138	HFF, Inc., Class A	5,067
455	Independence Realty Trust, Inc. REIT	4,605
230	InfraREIT, Inc. REIT	5,173
731	Investors Real Estate Trust REIT	4,547
375	iStar, Inc. REIT(b)	4,481
196	Jernigan Capital, Inc. REIT	4,167
246	Kennedy-Wilson Holdings, Inc.	4,945
237	Kite Realty Group Trust REIT	4,866
149	LaSalle Hotel Properties REIT	4,401
448	Lexington Realty Trust REIT	4,561
92	LTC Properties, Inc. REIT	4,751
162	Mack-Cali Realty Corp. REIT	4,251
179	Marcus & Millichap, Inc.(b)	4,582
230	Maui Land & Pineapple Co., Inc.(b)	3,990
379	Medequities Realty Trust, Inc. REIT	4,567
305	Monmouth Real Estate Investment Corp. REIT	4,700
458	Monogram Residential Trust, Inc. REIT	5,478
59	National Health Investors, Inc. REIT	4,558
204	National Storage Affiliates Trust REIT	4,684
469	New Senior Investment Group, Inc. REIT	4,873
178	NexPoint Residential Trust, Inc. REIT	4,466
358	NorthStar Realty Europe Corp. REIT	4,622
192	One Liberty Properties, Inc. REIT	4,719
224	Parkway, Inc. REIT	5,154
141	Pebblebrook Hotel Trust REIT	4,747
397	Pennsylvania Real Estate Investment Trust REIT	4,720
218	Physicians Realty Trust REIT	4,059
98	Potlatch Corp. REIT	4,689
285	Preferred Apartment Communities, Inc., Class A REIT	4,922
35	PS Business Parks, Inc. REIT	4,706
87	QTS Realty Trust, Inc., Class A REIT	4,652
258	Quality Care Properties, Inc. REIT(b)	4,340
1,954	RAIT Financial Trust REIT	3,908
342	Ramco-Gershenson Properties Trust REIT	4,819
84	RE/MAX Holdings, Inc., Class A	4,885
222	Retail Opportunity Investments Corp. REIT	4,502
165	Rexford Industrial Realty, Inc. REIT	4,706
220	RLJ Lodging Trust REIT	4,655
91	RMR Group, Inc. (The), Class A	4,445
71	Ryman Hospitality Properties, Inc. REIT	4,444
196	Sabra Health Care REIT, Inc. REIT	4,547
77	Saul Centers, Inc. REIT	4,555
185	Select Income REIT	4,342
108	Seritage Growth Properties, Class A REIT	5,051
258	St. Joe Co. (The)(b)	4,657
164	STAG Industrial, Inc., Class A REIT	4,476
131	Starwood Waypoint Homes REIT	4,580
163	Stratus Properties, Inc.	4,670
242	Summit Hotel Properties, Inc. REIT	4,339
280	Sunstone Hotel Investors, Inc. REIT	4,558
216	Tejon Ranch Co.(b)	4,532
139	Terreno Realty Corp. REIT	4,812
262	Tier REIT, Inc. REIT	4,842
174	Transcontinental Realty Investors, Inc.(b)	4,434
668	Trinity Place Holdings, Inc.(b)	4,643
264	UMH Properties, Inc. REIT	4,367
60	Universal Health Realty Income Trust REIT	4,649
184	Urban Edge Properties REIT	4,624
227	Urstadt Biddle Properties, Inc., Class A REIT	4,753
140	Washington REIT	4,680
557	Washington Prime Group, Inc. REIT	5,024
372	Whitestone REIT	4,855
231	Xenia Hotels & Resorts, Inc. REIT	4,694

		500,787

	Telecommunication Services - 3.3%
603	ATN International, Inc.	34,974
2,661	Boingo Wireless, Inc.(b)	39,463
2,250	Cincinnati Bell, Inc.(b)	41,962
1,032	Cogent Communications Holdings, Inc.	43,086
4,010	Consolidated Communications Holdings, Inc.	72,180
2,135	Frontier Communications Corp.(c)	32,687
1,146	General Communication, Inc., Class A(b)	48,900
19,703	Globalstar, Inc.(b)(c)	36,451
2,928	IDT Corp., Class B	43,364

3,730	Iridium Communications, Inc.(b)	$37,113
2,352	Lumos Networks Corp.(b)	42,124
1,199	Ooma, Inc.(b)	9,952
3,781	ORBCOMM, Inc.(b)	43,897
436	pdvWireless, Inc.(b)	10,769
1,366	Shenandoah Telecommunications Co.	42,004
2,288	Spok Holdings, Inc.	37,523
234	Straight Path Communications, Inc., Class B(b)	41,980
6,038	Vonage Holdings Corp.(b)	39,911
9,368	Windstream Holdings, Inc.(c)	35,505

		733,845

	Utilities - 7.2%
571	ALLETE, Inc.	41,837
859	American States Water Co.	42,478
2,538	AquaVenture Holdings Ltd.(b)	40,583
1,007	Artesian Resources Corp., Class A	39,162
17,130	Atlantic Power Corp.(b)	39,399
972	Avista Corp.	51,137
591	Black Hills Corp.	41,169
4,150	Cadiz, Inc.(b)	53,950
1,145	California Water Service Group	44,541
549	Chesapeake Utilities Corp.	42,410
685	Connecticut Water Service, Inc.	39,031
3,331	Consolidated Water Co. Ltd. (Cayman Islands)	42,970
1,348	Delta Natural Gas Co., Inc.	41,020
5,324	Dynegy, Inc.(b)	47,810
786	El Paso Electric Co.	40,793
466	IDACORP, Inc.	40,244
598	MGE Energy, Inc.	39,797
1,031	Middlesex Water Co.	40,456
965	New Jersey Resources Corp.	40,675
657	Northwest Natural Gas Co.	41,457
651	NorthWestern Corp.	37,621
2,398	NRG Yield, Inc., Class C	44,603
583	ONE Gas, Inc.	42,431
690	Ormat Technologies, Inc.	40,917
1,012	Otter Tail Corp.	40,935
1,766	Pattern Energy Group, Inc.	44,327
1,065	PNM Resources, Inc.	42,440
861	Portland General Electric Co.	38,478
1,554	Rgc Resources, Inc.	41,725
802	SJW Corp.	42,402
1,139	South Jersey Industries, Inc.	38,692
544	Southwest Gas Holdings, Inc.	43,574
1,849	Spark Energy, Inc., Class A	38,459
579	Spire, Inc.	42,035
4,797	TerraForm Global, Inc., Class A(b)	24,465
1,984	TerraForm Power, Inc., Class A(b)	26,586
847	Unitil Corp.	42,985
499	WGL Holdings, Inc.	42,774
1,058	York Water Co. (The)	36,818

		1,603,186

	Total Common Stocks and Other Equity Interests (Cost $19,949,194)	22,103,048

	Money Market Fund - 0.3%
72,868	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e) (Cost $72,868)	72,868

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,022,062) - 100.3%	22,175,916

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.2%
494,627	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $494,627)	494,627

	Total Investments (Cost $20,516,689)(g) - 102.5%	22,670,543
	Other assets less liabilities - (2.5)%	(557,588)

	Net Assets - 100.0%	$22,112,955

Investment Abbreviations:

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.

Schedule of Investments(a)

(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$5,023	$478	$(1,088)	$(7)	$101	$4,507	$134

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,652,831. The net unrealized appreciation was $2,017,712, which consisted of aggregate gross unrealized appreciation of $3,391,157 and aggregate gross unrealized depreciation of $1,373,445.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.6%
57	Asbury Automotive Group, Inc.(b)	$3,078
1,847	Buffalo Wild Wings, Inc.(b)	198,552
6,675	Camping World Holdings, Inc., Class A	213,333
1,126	Cheesecake Factory, Inc. (The)	53,575
14,925	Chegg, Inc.(b)	206,711
919	Children’s Place, Inc. (The)	97,092
839	Churchill Downs, Inc.	156,935
6,483	ClubCorp Holdings, Inc.	109,887
5,074	Collectors Universe, Inc.	126,241
2,572	Dave & Buster’s Entertainment, Inc.(b)	159,747
758	Dorman Products, Inc.(b)	59,185
4,885	Duluth Holdings, Inc., Class B(b)(c)	94,671
9,004	Eldorado Resorts, Inc.(b)	183,682
1,639	Etsy, Inc.(b)	23,552
3,355	Five Below, Inc.(b)	162,080
3,072	Fox Factory Holding Corp.(b)	118,118
7,118	Francesca’s Holdings Corp.(b)	69,258
8,945	GoPro, Inc., Class A(b)(c)	73,707
1,859	Grand Canyon Education, Inc.(b)	136,767
93,009	Groupon, Inc., Class A(b)	349,714
4,120	IMAX Corp.(b)	88,168
5,901	Installed Building Products, Inc.(b)	317,474
2,453	iRobot Corp.(b)	258,816
2,934	LCI Industries	313,204
3,392	Lindblad Expeditions Holdings, Inc.(b)	33,954
7,171	MCBC Holdings, Inc.(b)	132,663
757	Monro Muffler Brake, Inc.	35,276
12,543	Noodles & Co., Class A(b)(c)	48,291
3,706	Nutrisystem, Inc.	206,610
2,267	Ollie’s Bargain Outlet Holdings, Inc.(b)	101,335
835	Papa John’s International, Inc.	59,561
219	SeaWorld Entertainment, Inc.	3,368
8,596	Select Comfort Corp.(b)	290,631
4,323	Shake Shack, Inc., Class A(b)(c)	142,702
3,943	Shutterfly, Inc.(b)	193,365
2,658	Sotheby’s(b)	150,416
4,077	Taylor Morrison Home Corp., Class A(b)	92,222
307	Tenneco, Inc.	16,977
4,901	Texas Roadhouse, Inc.	231,817
15,547	Tile Shop Holdings, Inc.	226,986
1,946	Universal Electronics, Inc.(b)	133,204
7,181	World Wrestling Entertainment, Inc., Class A	151,950

		5,824,875

	Consumer Staples - 2.0%
2,179	Calavo Growers, Inc.	161,355
173	Coca-Cola Bottling Co. Consolidated	41,536
6,428	elf Beauty, Inc.(b)(c)	163,078
4,489	Natural Health Trends Corp.	110,564
1,149	PriceSmart, Inc.	96,803
2,839	USANA Health Sciences, Inc.(b)	162,107
11	WD-40 Co.	1,173

		736,616

	Energy - 0.8%
30,575	Evolution Petroleum Corp.	262,945
2,335	Jagged Peak Energy, Inc.(b)(c)	33,064

		296,009

	Financials - 3.7%
371	Diamond Hill Investment Group, Inc.	73,273
208	Evercore Partners, Inc., Class A	16,359
1,235	Financial Engines, Inc.	47,486
5,329	Health Insurance Innovations, Inc., Class A(b)	149,479
372	Kinsale Capital Group, Inc.	14,478
1,803	LendingTree, Inc.(b)	397,742
2,246	Moelis & Co., Class A	91,861
2,017	ServisFirst Bancshares, Inc.	73,298
4,810	Trupanion, Inc.(b)(c)	114,574
158	Virtu Financial, Inc., Class A(c)	2,615
1,056	Westwood Holdings Group, Inc.	62,251
30,957	WisdomTree Investments, Inc.(c)	323,191

		1,366,607

	Health Care - 22.6%
4,381	Albany Molecular Research, Inc.(b)	95,243
46,984	Antares Pharma, Inc.(b)(c)	147,530
22	Atrion Corp.	13,908
2,870	BioSpecifics Technologies Corp.(b)	139,625
5,656	BioTelemetry, Inc.(b)	193,435
122	Cambrex Corp.(b)	7,442
2,143	Cantel Medical Corp.	159,011
12,002	Castlight Health, Inc., Class B(b)(c)	51,609
7,785	Civitas Solutions, Inc.(b)	138,962
1,799	Clovis Oncology, Inc.(b)	152,573

17,064	Corcept Therapeutics, Inc.(b)	$212,788
2,964	CorVel Corp.(b)	140,938
9,413	Cutera, Inc.(b)	245,209
21,285	Depomed, Inc.(b)	219,448
19,542	Endologix, Inc.(b)(c)	95,560
2,619	Exact Sciences Corp.(b)	101,617
11,830	Fluidigm Corp.(b)	44,481
5,145	GenMark Diagnostics, Inc.(b)	60,865
42,544	Geron Corp.(b)(c)	112,742
1,392	Glaukos Corp.(b)	55,931
2,995	HealthEquity, Inc.(b)	137,381
86	HealthSouth Corp.	3,660
6,402	HealthStream, Inc.(b)	151,215
1,351	Heska Corp.(b)	147,989
15,293	ImmunoGen, Inc.(b)(c)	90,840
1,728	INC Research Holdings, Inc., Class A(b)	95,040
10,519	Innoviva, Inc.(b)	144,321
14,557	Inovio Pharmaceuticals, Inc.(b)(c)	80,937
369	Insulet Corp.(b)	18,564
271	iRhythm Technologies, Inc.(b)	11,209
4,286	Ironwood Pharmaceuticals, Inc., Class A(b)	76,076
3,111	K2M Group Holdings, Inc.(b)	75,691
11,284	Lexicon Pharmaceuticals, Inc.(b)(c)	183,929
474	Ligand Pharmaceuticals, Inc.(b)(c)	57,311
953	Masimo Corp.(b)	90,154
3,293	Medidata Solutions, Inc.(b)	252,935
22,334	MiMedx Group, Inc.(b)(c)	334,117
2,729	Neogen Corp.(b)	179,759
33,289	NeoGenomics, Inc.(b)	314,581
897	Nevro Corp.(b)	77,196
849	NewLink Genetics Corp.(b)	6,130
3,455	Novocure Ltd.(b)(c)	71,173
1,833	NuVasive, Inc.(b)	120,593
704	NxStage Medical, Inc.(b)	16,579
7,295	Ocular Therapeutix, Inc.(b)(c)	46,177
3,729	Omnicell, Inc.(b)	184,958
8,551	Oxford Immunotec Global PLC(b)	143,657
48,507	Pacific Biosciences of California, Inc.(b)	158,133
6,933	Pacira Pharmaceuticals, Inc.(b)	273,853
2,443	Paratek Pharmaceuticals, Inc.(b)	47,516
3,352	PRA Health Sciences, Inc.(b)	249,389
2,151	Radius Health, Inc.(b)(c)	94,709
7,724	RadNet, Inc.(b)	59,475
7,638	Repligen Corp.(b)	307,582
2,347	Revance Therapeutics, Inc.(b)	53,394
8,563	Rigel Pharmaceuticals, Inc.(b)	20,294
19	Sage Therapeutics, Inc.(b)	1,515
3,561	Spectranetics Corp. (The)(b)	137,099
2,675	STAAR Surgical Co.(b)	27,419
12,750	Surgery Partners, Inc.(b)	253,088
11,351	Tabula Rasa Healthcare, Inc.(b)	177,076
37,391	Teligent, Inc.(b)(c)	294,641
15,998	Tenet Healthcare Corp.(b)(c)	277,565
35,741	TherapeuticsMD, Inc.(b)(c)	201,937
748	U.S. Physical Therapy, Inc.	47,199
9,210	Vanda Pharmaceuticals, Inc.(b)	143,216
10,367	Veracyte, Inc.(b)	82,936
385	Viveve Medical, Inc.(b)	2,545

		8,411,670

	Industrials - 14.6%
3,805	AAON, Inc.	128,609
489	Advanced Disposal Services, Inc.(b)	11,824
7,852	Advanced Drainage Systems, Inc.	161,359
13,068	Aerojet Rocketdyne Holdings, Inc.(b)	306,445
3,094	Air Transport Services Group, Inc.(b)	75,370
114	Allegiant Travel Co.	14,734
5,647	Allied Motion Technologies, Inc.	167,095
2,008	American Woodmark Corp.(b)	197,085
760	Apogee Enterprises, Inc.	39,588
201	Aqua Metals, Inc.(b)	2,348
458	Argan, Inc.	29,518
4,023	Atkore International Group, Inc.(b)	83,759
3,648	Avis Budget Group, Inc.(b)	112,285
12,418	Axon Enterprise, Inc.(b)(c)	305,359
566	AZZ, Inc.	28,696
1,651	Barrett Business Services, Inc.	90,855
22,611	Builders FirstSource, Inc.(b)	354,314
2,221	Douglas Dynamics, Inc.	70,628
1,214	Dycom Industries, Inc.(b)	109,988
37,218	Energy Recovery, Inc.(b)	282,857
1,231	Forward Air Corp.	63,803
2,551	Healthcare Services Group, Inc.	133,290
8,450	Hudson Technologies, Inc.(b)	68,360
2,441	Insperity, Inc.	184,295
443	John Bean Technologies Corp.	40,933
4,063	Kforce, Inc.	75,978
563	Lydall, Inc.(b)	27,869
2,555	Masonite International Corp.(b)	198,396
1,916	MasTec, Inc.(b)	88,519
1,980	Omega Flex, Inc.	118,879
1,526	On Assignment, Inc.(b)	75,156
2,834	Patrick Industries, Inc.(b)	215,667
23,511	PGT Innovations, Inc.(b)	305,643
2,653	Proto Labs, Inc.(b)	196,057
685	RBC Bearings, Inc.(b)	70,788

Schedule of Investments(a)

868	REV Group, Inc.(c)	$23,219
324	TPI Composites, Inc.(b)	6,104
1,198	Trex Co., Inc.(b)	90,102
8,349	TriNet Group, Inc.(b)	292,215
4,052	US Ecology, Inc.	210,299
2,217	WageWorks, Inc.(b)	144,548
7,007	Willdan Group, Inc.(b)	235,505

		5,438,341

	Information Technology - 36.5%
3,401	2U, Inc.(b)	176,002
1,723	3D Systems Corp.(b)(c)	28,946
20,606	8x8, Inc.(b)	261,696
19,701	A10 Networks, Inc.(b)	139,286
7,502	ACI Worldwide, Inc.(b)	173,821
25,585	Aerohive Networks, Inc.(b)	120,505
5,044	Alarm.com Holdings, Inc.(b)	191,823
1,773	Alteryx, Inc., Class A(b)(c)	35,673
19,604	Amber Road, Inc.(b)	183,689
6,295	Angie’s List, Inc.(b)(c)	75,414
1,268	AppFolio, Inc., Class A(b)	44,317
4,066	Applied Optoelectronics, Inc.(b)(c)	396,394
2,065	Apptio, Inc., Class A(b)	36,654
1,050	Badger Meter, Inc.	47,512
10	Barracuda Networks, Inc.(b)	225
510	Benefitfocus, Inc.(b)	18,232
1,928	Blackbaud, Inc.	178,032
3,179	Blackhawk Network Holdings, Inc., Class A(b)	138,763
884	Blackline, Inc.(b)	34,273
8,757	Box, Inc., Class A(b)	165,069
105	BroadSoft, Inc.(b)	4,625
5,261	CalAmp Corp.(b)	100,485
2,553	Callidus Software, Inc.(b)	62,038
13,771	Carbonite, Inc.(b)	324,996
20,000	Care.com, Inc.(b)	290,600
925	CEVA, Inc.(b)	42,781
6,925	CommerceHub, Inc., Series C(b)	124,511
1,871	CommVault Systems, Inc.(b)	111,418
8,016	Cornerstone OnDemand, Inc.(b)	323,125
1,013	Coupa Software, Inc.(b)(c)	31,129
44,078	CPI Card Group, Inc.(c)	130,030
2,001	Ebix, Inc.(c)	115,558
2,514	Ellie Mae, Inc.(b)	219,271
16,515	Endurance International Group Holdings, Inc.(b)	152,764
6,579	Entegris, Inc.(b)	171,712
5,448	Envestnet, Inc.(b)	212,744
2,498	EPAM Systems, Inc.(b)	214,653
1,003	ePlus, Inc.(b)	81,143
1,392	Everbridge, Inc.(b)	32,921
6,741	Everi Holdings, Inc.(b)	50,288
167	ExlService Holdings, Inc.(b)	9,611
24,468	Extreme Networks, Inc.(b)	215,074
1,483	Fair Isaac Corp.	211,402
7,469	Five9, Inc.(b)	164,766
636	FormFactor, Inc.(b)	8,332
5,486	GrubHub, Inc.(b)(c)	253,069
9,060	GTT Communications, Inc.(b)	276,783
2,323	HubSpot, Inc.(b)	168,069
2,257	Ichor Holdings Ltd.(b)	51,866
17,642	Immersion Corp.(b)	150,663
3,865	Impinj, Inc.(b)(c)	189,926
5,809	Inphi Corp.(b)	223,066
3,297	Integrated Device Technology, Inc.(b)	86,184
19,603	Iteris, Inc.(b)(c)	123,303
2,155	j2 Global, Inc.	182,378
12,793	Lattice Semiconductor Corp.(b)	89,039
157	Littelfuse, Inc.	28,288
10,692	LivePerson, Inc.(b)	144,877
2,800	Lumentum Holdings, Inc.(b)	175,280
1,398	MACOM Technology Solutions Holdings, Inc.(b)	84,649
2,454	MAXIMUS, Inc.	148,123
1,683	MaxLinear, Inc., Class A(b)	44,095
1,048	Mesa Laboratories, Inc.	151,467
1,161	MINDBODY, Inc., Class A(b)	30,128
14,851	Mitek Systems, Inc.(b)	141,085
2,448	MKS Instruments, Inc.	204,775
30,140	Mobileiron, Inc.(b)	136,384
1,500	Monolithic Power Systems, Inc.	153,480
1,358	Mulesoft, Inc., Class A(b)(c)	29,523
3,728	New Relic, Inc.(b)	175,067
1,482	NIC, Inc.	24,083
5,467	Novanta, Inc.(b)	201,732
1,948	Nutanix, Inc., Class A(b)(c)	41,385
2,789	Paycom Software, Inc.(b)	195,481
6,673	Paylocity Holding Corp.(b)	303,421
3,765	Pegasystems, Inc.	227,594
2,542	Plantronics, Inc.	114,848
869	Power Integrations, Inc.	61,395
4,122	Q2 Holdings, Inc.(b)	160,346
7,822	Quantenna Communications, Inc.(b)	158,083
25,490	Quotient Technology, Inc.(b)	295,684
2,093	Rapid7, Inc.(b)	31,793
5,855	RealPage, Inc.(b)	226,881

8,764	RingCentral, Inc., Class A(b)	$304,987
9,954	StarTek, Inc.(b)	122,434
3,550	TeleTech Holdings, Inc.	148,390
635	Trade Desk, Inc. (The), Class A(b)	33,852
9,039	TrueCar, Inc.(b)(c)	171,108
4,407	Tucows, Inc., Class A(b)(c)	240,843
1,277	Twilio, Inc., Class A(b)(c)	37,250
3,572	Ubiquiti Networks, Inc.(b)	194,674
1,465	Upland Software, Inc.(b)	36,112
32,288	USA Technologies, Inc.(b)	179,198
4,569	Varonis Systems, Inc.(b)	170,195
49,343	VirnetX Holding Corp.(b)(c)	170,233
188	Web.com Group, Inc.(b)	4,127
2,089	Workiva, Inc., Class A(b)	40,944
6,205	Zendesk, Inc.(b)	181,931
39,395	Zix Corp.(b)	209,975

		13,582,849

	Materials - 2.1%
1,777	Balchem Corp.	137,895
1,125	Chase Corp.	121,556
314	Deltic Timber Corp.	22,649
1,089	PolyOne Corp.	39,836
4,444	Summit Materials, Inc., Class A(b)	126,388
4,138	US Concrete, Inc.(b)(c)	324,212

		772,536

	Real Estate - 1.2%
1,996	Altisource Portfolio Solutions SA(b)(c)	52,076
3,875	HFF, Inc., Class A	142,290
5,573	Maui Land & Pineapple Co., Inc.(b)	96,691
754	Potlatch Corp. REIT	36,079
542	PS Business Parks, Inc. REIT	72,877
625	Universal Health Realty Income Trust REIT	48,425

		448,438

	Telecommunication Services - 0.9%
4,895	Boingo Wireless, Inc.(b)	72,593
8,387	Shenandoah Telecommunications Co.	257,900

		330,493

	Total Common Stocks and Other Equity Interests (Cost $34,240,920)	37,208,434

	Money Market Fund - 0.2%
63,338	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $63,338)	63,338

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $34,304,258) - 100.2%	37,271,772

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.6%
4,335,318	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $4,335,318)	4,335,318

	Total Investments (Cost $38,639,576)(f) - 111.8%	41,607,090
	Other assets less liabilities - (11.8)%	(4,397,567)

	Net Assets - 100.0%	$37,209,523

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $38,875,977. The net unrealized appreciation was $2,731,113, which consisted of aggregate gross unrealized appreciation of $4,360,972 and aggregate gross unrealized depreciation of $1,629,859.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.3%
3,743	Abercrombie & Fitch Co., Class A(b)	$36,831
276	Acushnet Holdings Corp.	5,098
10,457	Adtalem Global Education, Inc.	339,852
18,928	AMC Entertainment Holdings, Inc., Class A	386,131
9,601	American Eagle Outfitters, Inc.	113,676
10,601	American Public Education, Inc.(c)	225,801
512	Ascena Retail Group, Inc.(b)(c)	1,198
20,733	Barnes & Noble Education, Inc.(c)	149,900
26,701	Barnes & Noble, Inc.	217,613
13,581	Buckle, Inc. (The)	232,235
1,616	Caesars Acquisition Co., Class A(c)	31,350
18,066	Callaway Golf Co.	229,980
8,768	Cato Corp. (The), Class A	149,144
1,186	Citi Trends, Inc.	26,270
4,915	Clear Channel Outdoor Holdings, Inc., Class A	24,919
4,040	Cooper Tire & Rubber Co.	147,662
6,539	CSS Industries, Inc.	175,049
14,428	del Taco Restaurants, Inc.(c)	188,863
840	Dillard’s, Inc., Class A(b)	62,009
4,354	DSW, Inc., Class A	78,546
23,695	E.W. Scripps Co. (The), Class A(c)	465,607
15,170	Entercom Communications Corp., Class A(b)	149,424
4,519	Ethan Allen Interiors, Inc.	144,834
34,193	Express, Inc.(c)	207,210
4,557	FTD Cos., Inc.(c)	89,545
36,204	Gannett Co., Inc.	324,750
221	Genesco, Inc.(c)	7,094
26,536	Guess?, Inc.	346,560
2,130	Haverty Furniture Cos., Inc.	47,392
22,448	Iconix Brand Group, Inc.(c)	149,728
8,379	International Speedway Corp., Class A	299,968
19,595	Libbey, Inc.	176,355
3,598	Monarch Casino & Resort, Inc.(c)	119,058
5,071	Movado Group, Inc.	124,747
9,534	National CineMedia, Inc.	68,168
68,236	Office Depot, Inc.	400,545
8,692	Perry Ellis International, Inc.(c)	170,711
33,192	Regis Corp.(c)	349,512
11,082	Scholastic Corp.	459,127
5,836	Sequential Brands Group, Inc.(b)(c)	18,734
23,379	Speedway Motorsports, Inc.	497,038
1,512	Stoneridge, Inc.(c)	23,073
2,757	Superior Industries International, Inc.	53,899
3,611	Tilly’s, Inc., Class A	36,038
33,669	Time, Inc.	473,049
8,813	Unifi, Inc.(c)	288,714
36,995	Vera Bradley, Inc.(c)	372,910
15,093	VOXX International Corp.(c)	101,123

		8,787,040

	Consumer Staples - 0.8%
303	Andersons, Inc. (The)	10,438
37,162	Natural Grocers by Vitamin Cottage, Inc.(b)(c)	327,397
7,300	Nature’s Sunshine Products, Inc.	92,345
2,428	Universal Corp.	155,271
1,094	Weis Markets, Inc.	51,757

		637,208

	Energy - 16.1%
18,982	Approach Resources, Inc.(b)(c)	$59,414
31,676	Atwood Oceanics, Inc.(b)(c)	248,973
731	Basic Energy Services, Inc.(b)(c)	16,374
14,257	Bill Barrett Corp.(c)	48,189
19,327	Bristow Group, Inc.(b)	142,440
55,015	CARBO Ceramics, Inc.(b)(c)	388,956
109,400	Clean Energy Fuels Corp.(c)	286,628
148,517	Cloud Peak Energy, Inc.(c)	513,869
8,006	Contango Oil & Gas Co.(c)	48,036
6,333	Delek US Holdings, Inc.	165,355
119,413	DHT Holdings, Inc.	496,758
43,262	Diamond Offshore Drilling, Inc.(b)(c)	537,314
39,454	Dorian LPG Ltd.(c)	284,069
8,769	Dril-Quip, Inc.(c)	391,097
4,626	Earthstone Energy, Inc., Class A(b)(c)	45,659
46,956	Eclipse Resources Corp.(c)	131,946
79,715	Ensco PLC, Class A	421,692
18,162	Era Group, Inc.(c)	159,099
8,243	Exterran Corp.(c)	228,249
12,555	Forum Energy Technologies, Inc.(c)	166,354
30,484	Frank’s International NV(b)	246,920
67,600	Frontline Ltd. (Norway)(b)	387,348
23,073	Gener8 Maritime, Inc.(c)	123,441
13,544	Geospace Technologies Corp.(c)	208,442
17,719	Golar LNG Ltd. (Bermuda)(b)	421,889
2,058	Green Plains, Inc.	40,646
35,539	Gulf Island Fabrication, Inc.	405,145
83,139	Halcon Resources Corp.(c)	545,392
49,614	Helix Energy Solutions Group, Inc.(c)	324,476
59,381	Independence Contract Drilling, Inc.(c)	229,804
4,394	International Seaways Inc.(c)	100,227
3,234	Key Energy Services, Inc.(b)(c)	60,864
11,230	McDermott International, Inc.(c)	76,027
2,847	Midstates Petroleum Co., Inc.(c)	40,370
3,619	Natural Gas Services Group, Inc.(c)	90,294
49,819	Newpark Resources, Inc.(c)	415,989
41,991	Noble Corp. PLC	167,964
12,941	Oil States International, Inc.(c)	321,584
149,451	Overseas Shipholding Group, Inc., Class A(c)	460,309
2,865	Pacific Ethanol, Inc.(c)	17,906
238,175	Parker Drilling Co.(c)	285,810
1,057	PDC Energy, Inc.(c)	49,848
7,234	Peabody Energy Corp.(b)(c)	202,841
128,416	Pioneer Energy Services Corp.(c)	282,515
840	Rowan Cos. PLC, Class A(c)	9,803
20,326	Scorpio Tankers, Inc. (Monaco)	75,409
6,815	SEACOR Holdings, Inc.(c)	232,323
6,716	SEACOR Marine Holdings, Inc.(c)	97,919
33,253	Ship Finance International Ltd. (Norway)(b)	452,241
46	Stone Energy Corp.(c)	993
22,017	Superior Energy Services, Inc.(c)	236,903
54,856	Teekay Corp. (Bermuda)(b)	537,589
89,125	Tesco Corp.(c)	409,975
49,707	TETRA Technologies, Inc.(c)	139,677
2,752	Unit Corp.(c)	49,481

		12,528,835

	Financials - 31.6%
21,481	AG Mortgage Investment Trust, Inc. REIT	395,465
78,747	Anworth Mortgage Asset Corp. REIT	474,057
5,218	Apollo Commercial Real Estate Finance, Inc. REIT	94,081
1,958	Argo Group International Holdings Ltd.	117,382
23,669	Arlington Asset Investment Corp., Class A(b)	305,330
11,448	ARMOUR Residential REIT, Inc. REIT	289,176
792	Associated Capital Group, Inc., Class A	26,572
23,869	Astoria Financial Corp.	481,676
12,577	B. Riley Financial, Inc.	244,623
2,987	Baldwin & Lyons, Inc., Class B	69,896
18,971	Bancorp, Inc. (The)(c)	147,025

Schedule of Investments(a)

30,293	Bank Mutual Corp.	$301,415
5,677	Bank of Marin Bancorp	378,372
5,463	Banner Corp.	315,598
7,703	Berkshire Hills Bancorp, Inc.	286,166
7,027	Boston Private Financial Holdings, Inc.	107,864
5,952	Camden National Corp.	249,984
28,287	Capitol Federal Financial, Inc.	403,373
46,666	Capstead Mortgage Corp. REIT	456,393
4,826	Cathay General Bancorp	180,734
3,186	Central Valley Community Bancorp	70,028
21,832	Cherry Hill Mortgage Investment Corp. REIT	418,956
23,807	Civista Bancshares, Inc.(b)	486,853
3,784	CNB Financial Corp.	99,746
834	CNO Financial Group, Inc.	19,082
3,418	Community Bank System, Inc.	187,648
6,848	Community Trust Bancorp, Inc.	295,834
59,011	CYS Investments, Inc. REIT	502,184
23,980	Dime Community Bancshares, Inc.	498,784
4,511	Donegal Group, Inc., Class A	68,026
56,078	Dynex Capital, Inc. REIT	387,499
26,140	Ellington Residential Mortgage REIT REIT(b)	387,656
1,116	Enterprise Bancorp, Inc.	37,710
2,871	Enterprise Financial Services Corp.	113,548
28,280	EZCORP, Inc., Class A(c)	220,584
1,996	FBL Financial Group, Inc., Class A	135,528
1,591	Federal Agricultural Mortgage Corp., Class C	109,079
43,490	Ferroglobe Representation & Warranty Insurance Trust(c)	0
4,684	Fidelity & Guaranty Life(b)	145,907
13,883	Fidelity Southern Corp.	292,376
3,958	Financial Institutions, Inc.	116,365
77,875	First BanCorp/Puerto Rico(c)	456,347
414	First Citizens BancShares, Inc., Class A	152,360
268	First Commonwealth Financial Corp.	3,492
2,898	First Community Bancshares, Inc.	78,884
700	First Defiance Financial Corp.	36,225
9,744	First Financial Bancorp	249,446
5,762	First Financial Corp.	265,340
5,958	First Interstate BancSystem, Inc., Class A	217,765
17,274	Flagstar Bancorp, Inc.(c)	562,441
6,632	Flushing Financial Corp.	189,211
1,507	FNFV Group(c)	25,996
51,155	Genworth Financial, Inc., Class A(c)	175,462
19,852	Great Ajax Corp. REIT	276,340
7,485	Great Southern Bancorp, Inc.	388,846
2,411	Greenhill & Co., Inc.	44,603
2,654	Heartland Financial USA, Inc.	125,003
13,991	Heritage Financial Corp.	380,555
15,547	HomeStreet, Inc.(c)	408,109
3,241	Hope Bancorp, Inc.	57,139
2,835	Horizon Bancorp	74,759
1,086	IBERIABANK Corp.	87,803
15,659	Impac Mortgage Holdings, Inc.(b)(c)	230,344
614	Independent Bank Corp./MI	13,017
8,508	International Bancshares Corp.	301,183
6,579	INTL FCStone, Inc.(c)	257,436
25,649	Invesco Mortgage Capital, Inc. REIT(d)	426,543
9,752	Lakeland Bancorp, Inc.	188,701
4,928	Mercantile Bank Corp.	156,809
7,066	MGIC Investment Corp.(c)	82,460
21,985	Mtge Investment Corp. REIT	408,921
673	National Western Life Group, Inc., Class A	226,525
1,254	Navigators Group, Inc. (The)	71,478
3,671	NBT Bancorp, Inc.	132,670
5,391	Nelnet, Inc., Class A	264,644
43,276	New York Mortgage Trust, Inc. REIT(b)	273,504
6,202	Northeast Bancorp	133,343
32,730	OFG Bancorp	328,937
15,177	Old National Bancorp	247,385

11,491	OneBeacon Insurance Group Ltd., Class A	$210,515
36,456	Orchid Island Capital, Inc. REIT(b)	347,426
800	Park National Corp.	79,016
5,950	Parke Bancorp, Inc.	120,190
19,187	PennyMac Financial Services, Inc., Class A(c)	333,854
3,459	Peoples Bancorp of North Carolina, Inc.(b)	109,374
4,762	Peoples Bancorp, Inc.	155,241
30,488	PHH Corp.(c)	420,125
8,718	Provident Financial Services, Inc.	231,201
7,916	Radian Group, Inc.	137,897
27,340	Redwood Trust, Inc. REIT	472,162
11,781	Republic Bancorp, Inc., Class A	422,938
48,202	Resource Capital Corp. REIT	494,071
1,017	Riverview Bancorp, Inc.	7,719
7,505	S&T Bancorp, Inc.	284,289
759	Safety Insurance Group, Inc.	53,851
9,185	TriCo Bancshares	338,927
20,991	TrustCo Bank Corp. NY	174,225
8,510	Trustmark Corp.	271,980
8,156	Umpqua Holdings Corp.	151,212
943	Union Bankshares Corp.	29,129
7,900	United Bankshares, Inc.	272,550
2,839	United Community Banks, Inc.	78,811
5,410	United Community Financial Corp.	49,772
13,768	Waddell & Reed Financial, Inc., Class A	284,585
5,962	Washington Federal, Inc.	199,429
10,084	WesBanco, Inc.	385,511
39,982	Western Asset Mortgage Capital Corp. REIT	415,413
2,035	Wintrust Financial Corp.	153,256

		24,603,270

	Health Care - 4.5%
2,215	Aceto Corp.	37,389
3,036	Analogic Corp.	213,127
14,070	AngioDynamics, Inc.(c)	228,638
3,157	Ardelyx, Inc.(c)	16,416
108,577	BioTime, Inc.(b)(c)	293,158
5,200	Cascadian Therapeutics, Inc.(b)(c)	21,268
95,869	Celldex Therapeutics, Inc.(c)	219,540
43,650	Chimerix, Inc.(c)	216,941
7,611	Enanta Pharmaceuticals, Inc.(c)	290,055
4,267	Halyard Health, Inc.(c)	171,619
18,306	Intra-Cellular Therapies, Inc.(b)(c)	211,801
16,472	Invacare Corp.	257,787
51,076	Kindred Healthcare, Inc.	457,130
9,087	NantKwest, Inc.(c)	58,702
30,608	Novelion Therapeutics, Inc. (Canada)(b)(c)	277,002
208,749	PDL BioPharma, Inc.(c)	473,860
2,259	PharMerica Corp.(c)	56,814

		3,501,247

	Industrials - 10.6%
99,719	Acacia Research Corp.(c)	344,031
8,717	ACCO Brands Corp.(c)	101,553
6,006	Aircastle Ltd.	141,381
9,744	American Railcar Industries, Inc.(b)	358,287
4,270	Armstrong Flooring, Inc.(c)	74,127
1,521	Atlas Air Worldwide Holdings, Inc.(c)	90,347
7,470	Babcock & Wilcox Enterprises, Inc.(c)	78,435
3,110	CBIZ, Inc.(c)	46,183
59	CECO Environmental Corp.	570
9,734	Chart Industries, Inc.(c)	330,956
47,372	Cogint, Inc.(b)(c)	208,437
2,060	Columbus McKinnon Corp.	53,148
42,288	Costamare, Inc. (Monaco)(b)	271,912
4,051	Covenant Transportation Group, Inc., Class A(c)	75,956
4,856	DigitalGlobe, Inc.(c)	169,474
83,215	Eagle Bulk Shipping, Inc.(b)(c)	360,321
7,439	Ennis, Inc.	143,201
719	Esterline Technologies Corp.(c)	69,383
19,865	FreightCar America, Inc.	326,581

Schedule of Investments(a)

8,616	FTI Consulting, Inc.(c)	$282,691
1,849	GATX Corp.(b)	114,324
41,660	Genco Shipping & Trading Ltd.(b)(c)	424,099
7,765	Huron Consulting Group, Inc.(c)	275,657
2,719	IES Holdings, Inc.(c)	46,223
8,795	Kelly Services, Inc., Class A	195,865
10,036	LB Foster Co., Class A	176,634
29,253	Manitowoc Co., Inc. (The)(c)	167,035
351,266	Navios Maritime Holdings, Inc. (Monaco)(b)(c)	432,057
41,487	Nexeo Solutions, Inc.(b)(c)	345,587
16,825	Northwest Pipe Co.(c)	254,226
1,990	NOW, Inc.(c)	31,701
10,560	Powell Industries, Inc.	336,336
5,342	Resources Connection, Inc.	71,316
188,621	Safe Bulkers, Inc. (Greece)(b)(c)	486,642
17,447	Textainer Group Holdings Ltd.	282,641
10,381	Thermon Group Holdings, Inc.(c)	185,508
24,352	Titan International, Inc.	310,488
14,524	Titan Machinery, Inc.(c)	259,253
3,136	Triumph Group, Inc.	80,282
50,410	Vivint Solar, Inc.(c)	259,611

		8,262,459

	Information Technology - 4.6%
3,009	Actua Corp.(c)	40,621
20,913	AVX Corp.	373,715
823	Benchmark Electronics, Inc.(c)	27,694
2,561	Cree, Inc.(c)	66,356
43,977	Digi International, Inc.(c)	459,560
18,151	DSP Group, Inc.(c)	228,703
8,271	IXYS Corp.(c)	143,915
1,437	Kimball Electronics, Inc.(c)	27,950
6,011	Knowles Corp.(c)	91,067
68,333	Liquidity Services, Inc.(c)	464,664
8,696	ManTech International Corp., Class A	345,405
6,690	Maxwell Technologies, Inc.(b)(c)	39,137
24,351	NeoPhotonics Corp.(b)(c)	196,513
1,780	NETGEAR, Inc.(c)	85,262
14,896	ShoreTel, Inc.(c)	110,975
51,044	Sigma Designs, Inc.(c)	331,786
37,387	Sonus Networks, Inc.(c)	255,353
21,759	SunPower Corp.(b)(c)	242,395

		3,531,071

	Materials - 2.1%
27,350	Agrofresh Solutions, Inc.(b)(c)	213,330
160	FutureFuel Corp.	2,330
8,012	Hecla Mining Co.	43,345
100,451	Intrepid Potash, Inc.(b)(c)	304,366
119	Kaiser Aluminum Corp.	11,577
9,511	LSB Industries, Inc.(b)(c)	67,338
6,213	Olympic Steel, Inc.	106,180
12,987	P.H. Glatfelter Co.	265,844
41,384	SunCoke Energy, Inc.(c)	370,387
8,976	TimkenSteel Corp.(c)	142,629
5,158	Tredegar Corp.	77,886

		1,605,212

	Real Estate - 13.7%
11,538	Acadia Realty Trust REIT	343,140
5,101	Agree Realty Corp. REIT	250,816
19,978	Altisource Residential Corp. REIT	259,914
41,460	Ashford Hospitality Prime, Inc. REIT	429,526
79,672	Ashford Hospitality Trust, Inc. REIT	501,137
25,545	CatchMark Timber Trust, Inc., Class A REIT	294,023
61,449	CBL & Associates Properties, Inc. REIT(b)	540,137
21,350	Cedar Realty Trust, Inc. REIT	110,593
12,121	Chatham Lodging Trust REIT	250,662
1,005	Chesapeake Lodging Trust REIT	25,356
12,850	CorEnergy Infrastructure Trust, Inc. REIT	457,588
41,801	Cousins Properties, Inc. REIT	384,151
29,245	DiamondRock Hospitality Co. REIT	341,582
9,747	Education Realty Trust, Inc. REIT	366,000

45,935	FelCor Lodging Trust, Inc. REIT	$339,000
30,596	First Potomac Realty Trust REIT	340,533
2,079	Getty Realty Corp. REIT	54,012
8,520	Gladstone Commercial Corp. REIT	181,306
3,870	Global NET Lease, Inc. REIT	85,140
8,357	Government Properties Income Trust REIT	148,170
50,313	Independence Realty Trust, Inc. REIT	509,168
15,668	InfraREIT, Inc. REIT	352,373
29,679	Investors Real Estate Trust REIT	184,603
6,819	Kite Realty Group Trust REIT	139,994
6,164	LaSalle Hotel Properties REIT	182,085
23,656	Lexington Realty Trust REIT	240,818
10,407	Mack-Cali Realty Corp. REIT	273,080
23,412	Monogram Residential Trust, Inc. REIT	280,008
8,807	NorthStar Realty Europe Corp. REIT	113,698
5,559	Parkway, Inc. REIT	127,913
53,704	RAIT Financial Trust REIT	107,408
23,963	Ramco-Gershenson Properties Trust REIT	337,639
15,172	RLJ Lodging Trust REIT	321,040
14,998	Select Income REIT	352,003
2,368	Seritage Growth Properties, Class A REIT(b)	110,751
6,828	Starwood Waypoint Homes REIT	238,707
7,971	Summit Hotel Properties, Inc. REIT	142,920
29,529	Sunstone Hotel Investors, Inc. REIT	480,732
2,634	Tejon Ranch Co.(c)	55,261
16,403	Tier REIT, Inc. REIT	303,127
11,109	Washington Prime Group, Inc. REIT	100,203
993	Xenia Hotels & Resorts, Inc. REIT	20,178

		10,676,495

	Telecommunication Services - 1.3%
50,639	Iridium Communications, Inc.(b)(c)	503,858
21,264	Spok Holdings, Inc.	348,730
46,423	Windstream Holdings, Inc.	175,943

		1,028,531

	Utilities - 3.3%
1,100	ALLETE, Inc.	80,597
11,168	AquaVenture Holdings Ltd.(b)(c)	178,576
9,149	Avista Corp.	481,329
60,864	Dynegy, Inc.(c)	546,559
354	El Paso Electric Co.	18,372
1,754	Northwest Natural Gas Co.	110,677
2,306	NorthWestern Corp.	133,264
258	ONE Gas, Inc.	18,777
5,241	PNM Resources, Inc.	208,854
1,262	Portland General Electric Co.	56,399
4,955	Spire, Inc.	359,733
32,988	TerraForm Global, Inc., Class A(c)	168,239
12,774	TerraForm Power, Inc., Class A(c)	171,172

		2,532,548

	Total Common Stocks and Other Equity Interests (Cost $74,328,370)	77,693,916

	Money Market Fund - 0.1%
99,851	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e) (Cost $99,851)	99,851

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $74,428,221) - 100.0%	77,793,767

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 12.5%
9,694,166	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $9,694,166)	9,694,166

Schedule of Investments(a)

Total Investments (Cost $84,122,387)(g) - 112.5%	$87,487,933
Other assets less liabilities - (12.5)%	(9,721,682)

Net Assets - 100.0%	$77,766,251

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$447,286	$193,424	$(219,024)	$3,149	$1,708	$426,543	$14,924

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $85,131,911. The net unrealized appreciation was $2,356,022, which consisted of aggregate gross unrealized appreciation of $7,104,123 and aggregate gross unrealized depreciation of $4,748,101.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.2%
342	Adient PLC	$22,391
169	Advance Auto Parts, Inc.	18,930
397	AMC Networks, Inc., Class A(b)	25,388
545	Aramark	21,724
517	AutoNation, Inc.(b)(c)	21,910
36	AutoZone, Inc.(b)	19,434
615	Bed Bath & Beyond, Inc.	18,388
391	Best Buy Co., Inc.	22,811
510	BorgWarner, Inc.	23,837
288	Bright Horizons Family Solutions, Inc.(b)	22,755
364	Brunswick Corp.	20,606
227	Burlington Stores, Inc.(b)	19,756
388	Cabela’s, Inc.(b)	22,108
31	Cable One, Inc.	23,557
628	CalAtlantic Group, Inc.	22,043
359	CarMax, Inc.(b)	23,784
250	Carter’s, Inc.	21,682
49	Chipotle Mexican Grill, Inc.(b)	16,845
331	Choice Hotels International, Inc.	21,399
543	Cinemark Holdings, Inc.	21,123
480	Coach, Inc.	22,627
654	D.R. Horton, Inc.	23,341
246	Darden Restaurants, Inc.	20,634
257	Delphi Automotive PLC	23,238
543	Dick’s Sporting Goods, Inc.	20,276
837	Discovery Communications, Inc., Class A(b)	20,590
306	Dollar General Corp.	22,999
304	Dollar Tree, Inc.(b)	21,912
111	Domino’s Pizza, Inc.	20,702
393	Dunkin’ Brands Group, Inc.	20,841
152	Expedia, Inc.	23,783
1,171	Extended Stay America, Inc.	23,151
546	Floor & Decor Holdings, Inc., Class A(b)	18,903
418	Foot Locker, Inc.	19,725
1,042	GameStop Corp., Class A	22,601
957	Gap, Inc. (The)	22,805
428	Garmin Ltd.	21,481
1,161	Gentex Corp.	19,760
233	Genuine Parts Co.	19,789
638	Goodyear Tire & Rubber Co. (The)	20,103
37	Graham Holdings Co., Class B	21,919
737	H&R Block, Inc.	22,478
977	Hanesbrands, Inc.	22,393
403	Harley-Davidson, Inc.	19,614
203	Hasbro, Inc.	21,494
614	Hilton Grand Vacations, Inc.(b)	22,571
331	Hilton Worldwide Holdings, Inc.	20,697
385	Hyatt Hotels Corp., Class A(b)	21,394
1,222	International Game Technology PLC	23,267
907	Interpublic Group of Cos., Inc. (The)	19,600
419	John Wiley & Sons, Inc., Class A	23,150
593	Kohl’s Corp.	24,521
425	L Brands, Inc.	19,716
153	Lear Corp.	22,673
423	Leggett & Platt, Inc.	20,380
416	Lennar Corp., Class A	21,815
252	Liberty Broadband Corp., Class C(b)	24,993
432	Liberty Expedia Holdings, Inc., Class A(b)	24,646
908	Liberty Interactive Corp. QVC Group, Series A(b)	21,738

621	Liberty Media Corp.-Liberty Formula One, Class C(b)	$21,841
555	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	25,530
419	Liberty Ventures, Series A(b)	25,383
826	Lions Gate Entertainment Corp., Class A(b)	24,284
612	Live Nation Entertainment, Inc.(b)	22,809
680	LKQ Corp.(b)	23,501
416	Lululemon Athletica, Inc.(b)	25,642
973	Macy’s, Inc.	23,109
113	Madison Square Garden Co. (The), Class A(b)	24,828
1,070	Mattel, Inc.	21,421
679	MGM Resorts International	22,359
637	Michael Kors Holdings Ltd.(b)	23,212
1,177	Michaels Cos., Inc. (The)(b)	23,705
91	Mohawk Industries, Inc.(b)	22,658
317	Murphy USA, Inc.(b)	24,006
405	Newell Brands, Inc.	21,352
1,624	News Corp., Class A	23,239
470	Nordstrom, Inc.(c)	22,828
418	Norwegian Cruise Line Holdings Ltd.(b)	23,019
9	NVR, Inc.(b)	23,494
267	Omnicom Group, Inc.	21,024
100	O’Reilly Automotive, Inc.(b)	20,430
503	Penske Automotive Group, Inc.	21,901
253	Polaris Industries, Inc.(c)	22,684
181	Pool Corp.	19,570
918	PulteGroup, Inc.	22,418
209	PVH Corp.	24,932
309	Ralph Lauren Corp., Class A	23,376
1,053	Regal Entertainment Group, Class A	20,028
363	Ross Stores, Inc.	20,081
197	Royal Caribbean Cruises Ltd.	22,275
1,133	Sally Beauty Holdings, Inc.(b)	22,921
327	Scripps Networks Interactive, Inc., Class A	28,583
682	Service Corp. International	23,686
554	Servicemaster Global Holdings, Inc.(b)	24,354
369	Signet Jewelers Ltd.	22,568
4,268	Sirius XM Holdings, Inc.(c)	25,010
378	Six Flags Entertainment Corp.	21,497
793	Skechers U.S.A., Inc., Class A(b)	22,275
2,459	Staples, Inc.	24,959
1,469	TEGNA, Inc.	21,785
455	Tempur Sealy International, Inc.(b)(c)	26,240
209	Thor Industries, Inc.	22,018
243	Tiffany & Co.	23,209
573	Toll Brothers, Inc.	22,112
396	Tractor Supply Co.	22,224
538	Tribune Media Co., Class A	22,677
583	TripAdvisor, Inc.(b)	22,749
305	Tupperware Brands Corp.	18,517
74	Ulta Beauty, Inc.(b)	18,590
1,018	Under Armour, Inc., Class A(b)(c)	20,380
1,216	Urban Outfitters, Inc.(b)	23,821
108	Vail Resorts, Inc.	22,762
394	VF Corp.	24,503
632	Viacom, Inc., Class B	22,069
232	Visteon Corp.(b)	25,877
298	Wayfair, Inc., Class A(b)	22,752
1,456	Wendy’s Co. (The)	22,481
113	Whirlpool Corp.	20,100
453	Williams-Sonoma, Inc.	21,033
219	Wyndham Worldwide Corp.	22,857
165	Wynn Resorts Ltd.	21,341
557	Yum China Holdings, Inc.(b)	19,935

		2,711,615

	Consumer Staples - 11.0%
3,671	Blue Buffalo Pet Products, Inc.(b)	82,120
1,759	Brown-Forman Corp., Class B	86,895
1,131	Bunge Ltd.	88,659
1,538	Campbell Soup Co.	81,253

Schedule of Investments(a)

802	Casey’s General Stores, Inc.	$85,613
1,634	Church & Dwight Co., Inc.	87,174
622	Clorox Co. (The)	83,031
2,222	Conagra Brands, Inc.	76,081
1,164	Coty, Inc., Class A	23,839
929	Dr Pepper Snapple Group, Inc.	84,688
1,139	Edgewell Personal Care Co.(b)	82,236
1,704	Energizer Holdings, Inc.	78,503
4,760	Flowers Foods, Inc.	83,728
2,473	Hain Celestial Group, Inc. (The)(b)	110,568
1,218	Herbalife Ltd.(b)(c)	81,009
759	Hershey Co. (The)	79,930
2,530	Hormel Foods Corp.	86,450
722	Ingredion, Inc.	89,037
686	JM Smucker Co. (The)	83,623
1,193	Kellogg Co.	81,124
1,923	Lamb Weston Holdings, Inc.	84,574
826	McCormick & Co., Inc.	78,718
994	Molson Coors Brewing Co., Class B	88,446
1,484	Nu Skin Enterprises, Inc., Class A	94,026
3,659	Pilgrim’s Pride Corp.(b)	88,877
1,430	Pinnacle Foods, Inc.	84,913
1,053	Post Holdings, Inc.(b)	87,610
29,552	Rite Aid Corp.(b)	66,196
21	Seaboard Corp.	89,775
658	Spectrum Brands Holdings, Inc.	75,960
3,886	Sprouts Farmers Market, Inc.(b)	93,536
1,101	TreeHouse Foods, Inc.(b)	93,398
1,406	Tyson Foods, Inc., Class A	89,084
2,972	US Foods Holding Corp.(b)	83,662
2,626	Whole Foods Market, Inc.	109,662

		2,943,998

	Energy - 11.0%
624	Andeavor(b)	62,107
2,560	Antero Resources Corp.(b)	52,787
1,197	Apache Corp.	59,228
1,016	Baker Hughes A GE Co.	37,480
2,452	Cabot Oil & Gas Corp.	60,981
4,034	Centennial Resource Development, Inc., Class A(b)	67,690
1,228	Cheniere Energy, Inc.(b)	55,506
11,443	Chesapeake Energy Corp.(b)(c)	56,757
610	Cimarex Energy Co.	60,408
491	Concho Resources, Inc.(b)	63,958
3,864	CONSOL Energy, Inc.(b)	64,761
1,731	Continental Resources, Inc.(b)	57,867
1,817	Devon Energy Corp.	60,524
681	Diamondback Energy, Inc.(b)	65,294
1,100	Energen Corp.(b)	58,608
992	EQT Corp.	63,190
4,332	Extraction Oil & Gas, Inc.(b)	52,764
4,345	Gulfport Energy Corp.(b)	54,834
1,067	Helmerich & Payne, Inc.(c)	54,012
1,316	Hess Corp.	58,615
2,300	HollyFrontier Corp.	66,332
9,816	Kosmos Energy Ltd. (Ghana)(b)	64,786
5,405	Laredo Petroleum, Inc.(b)	70,049
4,626	Marathon Oil Corp.	56,576
1,080	Marathon Petroleum Corp.	60,469
2,352	Murphy Oil Corp.	62,516
7,021	Nabors Industries Ltd.	54,132
1,744	National Oilwell Varco, Inc.	57,046
1,946	Newfield Exploration Co.(b)	55,909
1,925	Noble Energy, Inc.	55,652
2,341	Oceaneering International, Inc.	60,047
1,193	ONEOK, Inc.	67,488
2,231	Parsley Energy, Inc., Class A(b)	65,324
2,930	Patterson-UTI Energy, Inc.	56,666
2,770	PBF Energy, Inc., Class A(c)	63,073
6,295	QEP Resources, Inc.(b)	53,948
2,477	Range Resources Corp.	52,289
2,956	Rice Energy, Inc.(b)	82,679

2,824	RPC, Inc.(c)	$58,485
1,870	RSP Permian, Inc.(b)	64,253
3,650	SM Energy Co.	63,473
9,258	Southwestern Energy Co.(b)	52,771
1,348	Targa Resources Corp.	62,561
6,685	Transocean Ltd.(b)(c)	57,825
15,483	Weatherford International PLC(b)(c)	69,054
10,127	Whiting Petroleum Corp.(b)	53,167
2,049	Williams Cos., Inc. (The)	65,117
1,606	World Fuel Services Corp.	51,938
6,313	WPX Energy, Inc.(b)	68,054

		2,939,050

	Financials - 5.8%
84	Affiliated Managers Group, Inc.	15,610
627	Agnc Investment Corp. REIT	13,280
23	Alleghany Corp.(b)	14,107
668	Ally Financial, Inc.	15,124
134	American Financial Group, Inc.	13,588
119	American National Insurance Co.	14,161
106	Ameriprise Financial, Inc.	15,357
1,110	Annaly Capital Management, Inc. REIT	13,353
145	Arch Capital Group Ltd.(b)	14,103
233	Arthur J. Gallagher & Co.	13,698
270	Aspen Insurance Holdings Ltd. (Bermuda)	13,176
543	Associated Banc-Corp.	13,005
132	Assurant, Inc.	13,896
326	Assured Guaranty Ltd.	14,673
277	Athene Holding Ltd., Class A(b)	13,997
211	Axis Capital Holdings Ltd.	13,626
167	Bank of Hawaii Corp.	13,973
282	Bank of The Ozarks	12,168
398	BankUnited, Inc.	13,699
1,111	BGC Partners, Inc., Class A	14,010
161	BOK Financial Corp.	13,696
309	Brown & Brown, Inc.	13,781
153	CBOE Holdings, Inc.	14,463
715	Chimera Investment Corp. REIT	13,456
185	Cincinnati Financial Corp.	14,090
288	CIT Group, Inc.	13,723
373	Citizens Financial Group, Inc.	13,085
285	CNA Financial Corp.	14,806
185	Comerica, Inc.	13,377
240	Commerce Bancshares, Inc.	13,930
58	Credit Acceptance Corp.(b)(c)	14,448
141	Cullen/Frost Bankers, Inc.	12,800
226	Discover Financial Services	13,772
368	E*TRADE Financial Corp.(b)	15,088
232	East West Bancorp, Inc.	13,219
283	Eaton Vance Corp.	13,892
111	Erie Indemnity Co., Class A	14,148
54	Everest Re Group Ltd.	14,169
957	F.N.B. Corp.	13,111
81	FactSet Research Systems, Inc.	13,545
496	Federated Investors, Inc., Class B	14,300
538	Fifth Third Bancorp	14,365
308	First American Financial Corp.	14,910
448	First Hawaiian, Inc.	13,216
775	First Horizon National Corp.	13,508
136	First Republic Bank	13,645
318	FNF Group	15,537
155	Hanover Insurance Group, Inc. (The)	14,703
264	Hartford Financial Services Group, Inc. (The)	14,520
1,031	Huntington Bancshares, Inc.	13,661
371	Interactive Brokers Group, Inc., Class A	14,859
396	Invesco Ltd.(d)	13,769
733	KeyCorp	13,223
306	Lazard Ltd., Class A	14,293
348	Legg Mason, Inc.	13,923
531	Leucadia National Corp.	13,822
201	Lincoln National Corp.	14,685
285	Loews Corp.	13,874

Schedule of Investments(a)

329	LPL Financial Holdings, Inc.	$15,055
85	M&T Bank Corp.	13,868
14	Markel Corp.(b)	15,001
66	MarketAxess Holdings, Inc.	13,391
245	Mercury General Corp.	14,673
1,604	MFA Financial, Inc. REIT	13,618
113	Moody’s Corp.	14,874
175	Morningstar, Inc.	14,450
130	MSCI, Inc.	14,163
193	Nasdaq, Inc.	14,353
864	Navient Corp.	12,744
821	New Residential Investment Corp. REIT	13,957
1,025	New York Community Bancorp, Inc.	13,458
146	Northern Trust Corp.	12,776
668	Old Republic International Corp.	13,106
586	OneMain Holdings, Inc.(b)	15,670
280	PacWest Bancorp	13,446
776	People’s United Financial, Inc.	13,533
204	Pinnacle Financial Partners, Inc.	13,036
348	Popular, Inc.	14,665
210	Principal Financial Group, Inc.	14,018
225	ProAssurance Corp.	13,905
306	Progressive Corp. (The)	14,422
205	Prosperity Bancshares, Inc.	13,141
174	Raymond James Financial, Inc.	14,475
951	Regions Financial Corp.	13,885
107	Reinsurance Group of America, Inc.	15,001
97	RenaissanceRe Holdings Ltd. (Bermuda)	14,250
1,168	Santander Consumer USA Holdings, Inc.(b)	14,962
253	SEI Investments Co.	14,297
94	Signature Bank(b)	13,027
1,293	SLM Corp.(b)	14,326
607	Starwood Property Trust, Inc. REIT	13,378
245	SunTrust Banks, Inc.	14,036
76	SVB Financial Group(b)	13,561
465	Synchrony Financial	14,099
313	Synovus Financial Corp.	13,609
187	T. Rowe Price Group, Inc.	15,469
855	TCF Financial Corp.	13,475
336	TD Ameritrade Holding Corp.	15,365
860	TFS Financial Corp.	13,743
178	Torchmark Corp.	14,057
1,334	Two Harbors Investment Corp. REIT	13,193
290	Unum Group	14,538
260	Validus Holdings Ltd.	13,985
366	Voya Financial, Inc.	14,362
197	W.R. Berkley Corp.	13,587
257	Webster Financial Corp.	13,346
278	Western Alliance Bancorp(b)	14,006
16	White Mountains Insurance Group Ltd.	13,834
92	Willis Towers Watson PLC	13,697
315	XL Group Ltd. (Bermuda)	13,986
320	Zions Bancorporation	14,502

		1,553,390

	Health Care - 11.3%
288	ABIOMED, Inc.(b)	42,650
894	Acadia Healthcare Co., Inc.(b)(c)	47,319
1,564	ACADIA Pharmaceuticals, Inc.(b)	46,560
694	Agilent Technologies, Inc.	41,494
814	Agios Pharmaceuticals, Inc.(b)	45,535
1,229	Akorn, Inc.(b)	41,319
819	Alere, Inc.(b)	41,269
285	Align Technology, Inc.(b)	47,661
705	Alkermes PLC(b)	38,359
545	Alnylam Pharmaceuticals, Inc.(b)	45,093
435	AmerisourceBergen Corp.	40,812
290	athenahealth, Inc.(b)	40,113
454	BioMarin Pharmaceutical, Inc.(b)	39,829
187	Bio-Rad Laboratories, Inc., Class A(b)	44,063
371	Bio-Techne Corp.	43,003
727	Bioverativ, Inc.(b)	45,052
2,747	Brookdale Senior Living, Inc.(b)	39,007

1,481	Bruker Corp.	$42,475
131	C.R. Bard, Inc.	41,999
541	Cardinal Health, Inc.	41,798
520	Centene Corp.(b)	41,298
623	Cerner Corp.(b)	40,103
432	Charles River Laboratories International, Inc.(b)	42,422
176	Cooper Cos., Inc. (The)	42,921
627	DaVita, Inc.(b)	40,617
649	DENTSPLY Sirona, Inc.	40,257
544	DexCom, Inc.(b)	36,236
358	Edwards Lifesciences Corp.(b)	41,234
3,806	Endo International PLC(b)	41,942
712	Envision Healthcare Corp.(b)	40,178
2,136	Exelixis, Inc.(b)	57,907
224	Henry Schein, Inc.(b)	40,815
521	Hill-Rom Holdings, Inc.	38,825
919	Hologic, Inc.(b)	40,629
256	IDEXX Laboratories, Inc.(b)	42,614
239	Illumina, Inc.(b)	41,550
351	Incyte Corp.(b)	46,785
348	Intercept Pharmaceuticals, Inc.(b)	40,761
1,801	Intrexon Corp.(b)(c)	38,884
818	Ionis Pharmaceuticals, Inc.(b)	42,863
1,825	Juno Therapeutics, Inc.(b)(c)	51,885
293	Laboratory Corp. of America Holdings(b)	46,561
642	LifePoint Health, Inc.(b)	38,135
980	Mallinckrodt PLC(b)	44,884
733	MEDNAX, Inc.(b)	34,436
52	Mettler-Toledo International, Inc.(b)	29,800
1,111	Mylan NV(b)	43,318
967	Neurocrine Biosciences, Inc.(b)	46,445
6,372	OPKO Health, Inc.(b)(c)	41,099
1,180	Patheon NV(b)	41,253
878	Patterson Cos., Inc.	36,630
644	PerkinElmer, Inc.	42,395
564	Perrigo Co. PLC	42,255
1,175	Premier, Inc., Class A(b)	41,008
1,211	Qiagen N.V.	39,769
382	Quest Diagnostics, Inc.	41,374
474	Quintiles IMS Holdings, Inc.(b)	42,921
540	ResMed, Inc.	41,645
642	Seattle Genetics, Inc.(b)	32,421
508	STERIS PLC	41,580
206	Teleflex, Inc.	42,687
285	TESARO, Inc.(b)	36,383
315	United Therapeutics Corp.(b)	40,446
354	Universal Health Services, Inc., Class B	39,234
400	Varian Medical Systems, Inc.(b)	38,848
445	VCA, Inc.(b)	41,198
691	Veeva Systems, Inc., Class A(b)	44,058
1,248	VWR Corp.(b)	41,184
159	Waters Corp.(b)	27,577
237	WellCare Health Plans, Inc.(b)	41,947
427	West Pharmaceutical Services, Inc.	37,875
327	Zimmer Biomet Holdings, Inc.	39,672
659	Zoetis, Inc.	41,201

		3,026,375

	Industrials - 12.5%
519	A.O. Smith Corp.	27,792
268	Acuity Brands, Inc.	54,310
905	AECOM(b)	28,869
437	AGCO Corp.	31,525
767	Air Lease Corp.	30,358
333	Alaska Air Group, Inc.	28,382
365	Allegion PLC	29,653
794	Allison Transmission Holdings, Inc.	30,013
64	AMERCO	24,868
600	American Airlines Group, Inc.	30,264
474	AMETEK, Inc.	29,189
1,104	Arconic, Inc.	27,368
1,075	Armstrong World Industries, Inc.(b)	52,191

Schedule of Investments(a)

610	BWX Technologies, Inc.	$32,135
424	C.H. Robinson Worldwide, Inc.	27,814
308	Carlisle Cos., Inc.	30,058
231	Cintas Corp.	31,150
518	Clean Harbors, Inc.(b)	29,422
747	Colfax Corp.(b)	30,836
261	Copa Holdings SA, Class A (Panama)	32,745
937	Copart, Inc.(b)	29,506
374	Crane Co.	28,237
182	Cummins, Inc.	30,558
632	Donaldson Co., Inc.	30,014
358	Dover Corp.	30,072
130	Dun & Bradstreet Corp. (The)	14,399
97	Equifax, Inc.	14,108
515	Expeditors International of Washington, Inc.	30,323
1,096	Fastenal Co.	47,084
621	Flowserve Corp.	25,542
660	Fluor Corp.	28,664
468	Fortive Corp.	30,298
341	Fortune Brands Home & Security, Inc.	22,393
1,282	Gardner Denver Holdings, Inc.(b)	29,435
440	Genesee & Wyoming, Inc., Class A(b)	28,670
263	Graco, Inc.	30,519
920	HD Supply Holdings, Inc.(b)	29,891
403	HEICO Corp.	32,389
916	Hexcel Corp.	46,872
248	Hubbell, Inc.	29,460
151	Huntington Ingalls Industries, Inc.	31,123
261	IDEX Corp.	30,417
761	IHS Markit Ltd.(b)	35,501
532	Ingersoll-Rand PLC	46,752
743	ITT, Inc.	30,463
326	J.B. Hunt Transport Services, Inc.	29,571
548	Jacobs Engineering Group, Inc.	28,891
1,280	JetBlue Airways Corp.(b)	28,070
289	Kansas City Southern	29,822
508	KAR Auction Services, Inc.	21,356
458	Kirby Corp.(b)	27,892
176	L3 Technologies, Inc.	30,795
335	Landstar System, Inc.	27,855
255	Lennox International, Inc.	43,605
310	Lincoln Electric Holdings, Inc.	27,051
382	Macquarie Infrastructure Corp.	28,959
277	ManpowerGroup, Inc.	29,681
1,240	Masco Corp.	47,281
223	Middleby Corp. (The)(b)	29,142
353	MSC Industrial Direct Co., Inc., Class A	25,137
575	Nielsen Holdings PLC	24,731
250	Nordson Corp.	31,750
313	Old Dominion Freight Line, Inc.	30,020
296	Orbital ATK, Inc.	30,245
438	Oshkosh Corp.	30,161
739	Owens Corning	49,550
453	PACCAR, Inc.	31,008
185	Parker-Hannifin Corp.	30,706
444	Pentair PLC (United Kingdom)	28,003
1,925	Pitney Bowes, Inc.	30,299
922	Quanta Services, Inc.(b)	31,099
361	Regal Beloit Corp.	30,089
454	Republic Services, Inc.	29,156
613	Robert Half International, Inc.	27,738
182	Rockwell Automation, Inc.	30,035
275	Rockwell Collins, Inc.	29,296
681	Rollins, Inc.	29,562
128	Roper Technologies, Inc.	29,755
435	Ryder System, Inc.	31,651
687	Sensata Technologies Holding NV(b)	30,997
189	Snap-on, Inc.	29,144
510	Spirit AeroSystems Holdings, Inc., Class A	30,819
558	Spirit Airlines, Inc.(b)	21,678
209	Stanley Black & Decker, Inc.	29,404

377	Stericycle, Inc.(b)	$29,059
224	Teledyne Technologies, Inc.(b)	30,540
835	Terex Corp.	32,874
623	Textron, Inc.	30,608
1,045	Timken Co. (The)	47,547
411	Toro Co. (The)	29,218
109	TransDigm Group, Inc.	30,753
313	TransUnion(b)	14,345
1,103	Trinity Industries, Inc.	30,233
381	United Continental Holdings, Inc.(b)	25,786
285	United Rentals, Inc.(b)	33,904
1,613	Univar, Inc.(b)	50,068
1,677	USG Corp.(b)	45,346
315	Valmont Industries, Inc.	48,101
354	Verisk Analytics, Inc.(b)	30,890
167	W.W. Grainger, Inc.	27,846
180	WABCO Holdings, Inc.(b)	24,763
335	Wabtec Corp.	25,246
319	Watsco, Inc.	48,096
1,543	Welbilt, Inc.(b)	30,073
508	WESCO International, Inc.(b)	26,035
483	XPO Logistics, Inc.(b)	29,033
546	Xylem, Inc.	30,975

		3,334,975

	Information Technology - 13.8%
3,133	Advanced Micro Devices, Inc.(b)	42,640
732	Akamai Technologies, Inc.(b)	34,506
55	Alliance Data Systems Corp.	13,279
554	Amdocs Ltd.	37,212
474	Amphenol Corp., Class A	36,318
452	Analog Devices, Inc.	35,713
298	ANSYS, Inc.(b)	38,606
238	Arista Networks, Inc.(b)	35,531
1,241	ARRIS International PLC(b)	34,698
470	Arrow Electronics, Inc.(b)	38,206
1,040	Atlassian Corp. PLC, Class A (Australia)(b)	37,253
341	Autodesk, Inc.(b)	37,779
941	Avnet, Inc.	36,116
924	Black Knight Financial Services, Inc., Class A(b)	39,270
749	Booz Allen Hamilton Holding Corp.	25,691
181	Broadridge Financial Solutions, Inc.	13,731
2,853	Brocade Communications Systems, Inc.	36,033
1,132	CA, Inc.	35,137
1,055	Cadence Design Systems, Inc.(b)	38,929
541	Cavium, Inc.(b)	33,510
589	CDK Global, Inc.	38,744
581	CDW Corp.	36,853
455	Citrix Systems, Inc.(b)	35,936
402	Cognex Corp.	38,214
154	Coherent, Inc.(b)	40,810
963	CommScope Holding Co., Inc.(b)	35,419
1,885	Conduent, Inc.(b)	31,121
320	CoreLogic, Inc.(b)	14,576
117	CoStar Group, Inc.(b)	32,239
1,112	CSRA, Inc.	36,262
2,695	Cypress Semiconductor Corp.	38,269
583	Dell Technologies, Inc., Class V(b)	37,469
722	Dolby Laboratories, Inc., Class A	37,363
598	DST Systems, Inc.	32,830
486	DXC Technology Co.	38,093
586	EchoStar Corp., Class A(b)	35,588
154	Euronet Worldwide, Inc.(b)	14,878
279	F5 Networks, Inc.(b)	33,689
159	Fidelity National Information Services, Inc.	14,504
2,403	FireEye, Inc.(b)	35,156
746	First Data Corp., Class A(b)	13,920
1,633	First Solar, Inc.(b)	80,523
109	Fiserv, Inc.(b)	14,007
95	FleetCor Technologies, Inc.(b)	14,446
826	FLIR Systems, Inc.	30,826
957	Fortinet, Inc.(b)	35,323

Schedule of Investments(a)

294	Gartner, Inc.(b)	$37,726
1,072	Genpact Ltd.	31,088
152	Global Payments, Inc.	14,344
868	GoDaddy, Inc., Class A(b)	37,307
535	Guidewire Software, Inc.(b)	38,606
329	Harris Corp.	37,661
357	IAC/InterActiveCorp.(b)	37,353
260	IPG Photonics Corp.(b)	39,686
1,224	Jabil, Inc.	37,332
131	Jack Henry & Associates, Inc.	14,059
1,248	Juniper Networks, Inc.	34,882
807	Keysight Technologies, Inc.(b)	33,563
371	KLA-Tencor Corp.	34,366
243	Lam Research Corp.	38,749
653	Leidos Holdings, Inc.	34,896
331	LogMeIn, Inc.	38,545
769	Manhattan Associates, Inc.(b)	33,990
2,069	Marvell Technology Group Ltd. (Bermuda)	32,194
2,119	Match Group, Inc.(b)(c)	38,672
769	Maxim Integrated Products, Inc.	34,943
442	Microchip Technology, Inc.	35,378
750	Microsemi Corp.(b)	39,060
427	Motorola Solutions, Inc.	38,720
758	National Instruments Corp.	31,184
918	NCR Corp.(b)	34,746
949	NetApp, Inc.	41,206
1,973	Nuance Communications, Inc.(b)	34,133
2,335	ON Semiconductor Corp.(b)	34,908
273	Palo Alto Networks, Inc.(b)	35,976
3,029	Pandora Media, Inc.(b)(c)	27,110
485	Paychex, Inc.	28,057
632	PTC, Inc.(b)	34,880
503	Qorvo, Inc.(b)	34,486
410	Red Hat, Inc.(b)	40,537
1,599	Sabre Corp.	35,386
356	ServiceNow, Inc.(b)	39,320
352	Skyworks Solutions, Inc.	36,914
624	Splunk, Inc.(b)	37,446
571	Square, Inc., Class A(b)	15,046
932	SS&C Technologies Holdings, Inc.	36,124
1,268	Symantec Corp.	39,295
487	Synopsys, Inc.(b)	37,290
583	Tableau Software, Inc., Class A(b)	37,574
487	Take-Two Interactive Software, Inc.(b)	38,707
1,269	Teradata Corp.(b)	40,380
1,127	Teradyne, Inc.	38,983
231	Total System Services, Inc.	14,659
810	Trimble, Inc.(b)	30,318
2,141	Twitter, Inc.(b)	34,449
213	Tyler Technologies, Inc.(b)	36,596
173	Ultimate Software Group, Inc. (The)(b)	39,048
312	Universal Display Corp.	37,627
218	Vantiv, Inc., Class A(b)	13,854
391	VeriSign, Inc.(b)(c)	39,557
1,549	Versum Materials, Inc.	54,618
413	Western Digital Corp.	35,155
721	Western Union Co. (The)	14,240
129	WEX, Inc.(b)	14,020
367	Workday, Inc., Class A(b)	37,474
1,061	Xerox Corp.	32,541
555	Xilinx, Inc.	35,109
282	Zebra Technologies Corp., Class A(b)	28,685
301	Zillow Group, Inc., Class C(b)	13,593
9,870	Zynga, Inc., Class A(b)	35,631

		3,677,198

	Materials - 9.1%
451	Albemarle Corp.	52,226
1,556	Alcoa Corp.	56,638
555	AptarGroup, Inc.	44,916
2,134	Ardagh Group SA (Luxembourg)	47,887
726	Ashland Global Holdings, Inc.	47,168
345	Avery Dennison Corp.	32,061

1,431	Axalta Coating Systems Ltd.(b)	$45,076
1,163	Ball Corp.	48,730
1,049	Bemis Co., Inc.	44,446
824	Berry Global Group, Inc.(b)	46,210
890	Cabot Corp.	48,354
531	Celanese Corp., Series A	51,066
1,788	CF Industries Holdings, Inc.	52,478
1,292	Chemours Co. (The)	61,512
831	Crown Holdings, Inc.(b)	49,419
1,295	Domtar Corp.	50,583
511	Eagle Materials, Inc.	48,085
581	Eastman Chemical Co.	48,316
631	FMC Corp.	48,196
4,160	Freeport-McMoRan, Inc.(b)	60,819
3,630	Graphic Packaging Holding Co.	47,880
2,011	Huntsman Corp.	53,533
354	International Flavors & Fragrances, Inc.	47,146
857	International Paper Co.	47,118
209	Martin Marietta Materials, Inc.	47,324
2,142	Mosaic Co. (The)	51,708
103	NewMarket Corp.	47,391
1,448	Newmont Mining Corp.	53,822
876	Nucor Corp.	50,519
1,642	Olin Corp.	48,406
2,097	Owens-Illinois, Inc.(b)	50,118
454	Packaging Corp. of America	49,704
3,951	Platform Specialty Products Corp.(b)	55,353
666	Reliance Steel & Aluminum Co.	48,192
634	Royal Gold, Inc.	54,942
862	RPM International, Inc.	44,712
541	Scotts Miracle-Gro Co. (The)	51,931
1,067	Sealed Air Corp.	46,425
1,513	Silgan Holdings, Inc.	45,844
945	Sonoco Products Co.	45,814
1,393	Southern Copper Corp. (Peru)	54,801
1,456	Steel Dynamics, Inc.	51,557
5,689	Tahoe Resources, Inc.	31,119
2,349	United States Steel Corp.(c)	55,178
2,428	Valvoline, Inc.	55,043
372	Vulcan Materials Co.	45,801
684	W.R. Grace & Co.	47,169
765	Westlake Chemical Corp.	53,825
834	WestRock Co.	47,888

		2,414,449

	Real Estate - 4.2%
115	Alexandria Real Estate Equities, Inc. REIT	13,944
284	American Campus Communities, Inc. REIT	13,615
611	American Homes 4 Rent, Class A REIT	14,059
308	Apartment Investment & Management Co., Class A REIT	14,029
708	Apple Hospitality REIT, Inc. REIT	13,070
70	AvalonBay Communities, Inc. REIT	13,465
108	Boston Properties, Inc. REIT	13,058
776	Brandywine Realty Trust REIT	13,045
704	Brixmor Property Group, Inc. REIT	13,791
155	Camden Property Trust REIT	13,904
390	CBRE Group, Inc., Class A(b)	14,816
966	Colony Northstar, Inc., Class A REIT	14,142
620	Columbia Property Trust, Inc. REIT	13,485
472	CoreCivic, Inc. REIT	13,074
127	CoreSite Realty Corp. REIT	13,790
384	Corporate Office Properties Trust REIT	12,783
560	CubeSmart REIT	13,810
238	CyrusOne, Inc. REIT	14,211
248	DCT Industrial Trust, Inc. REIT	13,972
1,462	DDR Corp. REIT	14,898
116	Digital Realty Trust, Inc. REIT	13,379
351	Douglas Emmett, Inc. REIT	13,429
471	Duke Realty Corp. REIT	13,466
214	DuPont Fabros Technology, Inc. REIT	13,339
645	Empire State Realty Trust, Inc., Class A REIT	13,474

Schedule of Investments(a)

183	EPR Properties REIT	$13,246
430	Equity Commonwealth REIT(b)	13,579
160	Equity LifeStyle Properties, Inc. REIT	13,968
52	Essex Property Trust, Inc. REIT	13,608
178	Extra Space Storage, Inc. REIT	14,151
107	Federal Realty Investment Trust REIT	14,191
560	Forest City Realty Trust, Inc., Class A REIT	13,653
377	Gaming and Leisure Properties, Inc. REIT	14,303
565	GGP, Inc. REIT	12,775
426	HCP, Inc. REIT	13,483
430	Healthcare Trust of America, Inc., Class A REIT	13,154
260	Highwoods Properties, Inc. REIT	13,395
455	Hospitality Properties Trust REIT	13,222
737	Host Hotels & Resorts, Inc. REIT	13,752
110	Howard Hughes Corp. (The)(b)	13,839
383	Hudson Pacific Properties, Inc. REIT	12,532
638	Invitation Homes, Inc. REIT	13,602
396	Iron Mountain, Inc. REIT	14,426
72	Jbg Smith Properties REIT(b)	2,555
114	Jones Lang LaSalle, Inc.	14,503
179	Kilroy Realty Corp. REIT	12,424
701	Kimco Realty Corp. REIT	14,146
191	Lamar Advertising Co., Class A REIT	13,479
323	Liberty Property Trust REIT	13,573
182	Life Storage, Inc. REIT	13,293
233	Macerich Co. (The) REIT	13,372
1,035	Medical Properties Trust, Inc. REIT	13,434
125	Mid-America Apartment Communities, Inc. REIT	12,941
346	National Retail Properties, Inc. REIT	13,833
422	OMEGA Healthcare Investors, Inc. REIT(c)	13,331
592	Outfront Media, Inc. REIT	13,539
834	Paramount Group, Inc. REIT	13,653
493	Park Hotels & Resorts, Inc. REIT	13,277
634	Piedmont Office Realty Trust, Inc., Class A REIT	13,320
234	Prologis, Inc. REIT	14,230
476	Rayonier, Inc. REIT	13,837
461	Realogy Holdings Corp.	15,305
241	Realty Income Corp. REIT	13,752
214	Regency Centers Corp. REIT	14,171
1,064	Retail Properties of America, Inc., Class A REIT	14,077
104	SBA Communications Corp. REIT(b)	14,305
639	Senior Housing Properties Trust REIT	12,429
129	SL Green Realty Corp. REIT	13,322
1,768	Spirit Realty Capital, Inc. REIT	14,020
652	STORE Capital Corp. REIT	15,250
152	Sun Communities, Inc. REIT	13,530
511	Tanger Factory Outlet Centers, Inc. REIT	13,506
230	Taubman Centers, Inc. REIT	13,080
343	UDR, Inc. REIT	13,408
510	Uniti Group, Inc. REIT	13,056
198	Ventas, Inc. REIT	13,335
1,621	VEREIT, Inc. REIT	13,471
145	Vornado Realty Trust REIT	11,506
427	Weingarten Realty Investors REIT	13,860
183	Welltower, Inc. REIT	13,430
408	Weyerhaeuser Co. REIT	13,472
202	WP Carey, Inc. REIT	13,839

		1,105,791

	Telecommunication Services - 1.4%
2,777	CenturyLink, Inc.(c)	64,621
1,197	Level 3 Communications, Inc.(b)	70,240
2,734	Telephone & Data Systems, Inc.	77,728
1,979	United States Cellular Corp.(b)	74,964
2,374	Zayo Group Holdings, Inc.(b)	77,843

		365,396

	Utilities - 9.7%
6,401	AES Corp. (The)	71,563

1,830	Alliant Energy Corp.	$74,170
1,350	Ameren Corp.	75,735
929	American Water Works Co., Inc.	75,342
2,234	Aqua America, Inc.	74,571
895	Atmos Energy Corp.	77,650
1,676	Avangrid, Inc.	76,124
5,698	Calpine Corp.(b)	81,937
2,674	CenterPoint Energy, Inc.	75,380
1,584	CMS Energy Corp.	73,244
908	Consolidated Edison, Inc.	75,237
690	DTE Energy Co.	73,871
931	Edison International	73,251
953	Entergy Corp.	73,114
1,218	Eversource Energy	74,042
2,568	FirstEnergy Corp.	81,945
2,567	Great Plains Energy, Inc.	79,218
2,277	Hawaiian Electric Industries, Inc.	75,118
2,830	MDU Resources Group, Inc.	74,571
1,309	National Fuel Gas Co.	77,506
2,923	NiSource, Inc.	76,173
4,604	NRG Energy, Inc.	113,351
2,126	OGE Energy Corp.	76,238
859	Pinnacle West Capital Corp.	74,501
1,939	PPL Corp.	74,322
1,718	Public Service Enterprise Group, Inc.	77,258
1,091	SCANA Corp.	70,228
663	Sempra Energy	74,926
1,501	UGI Corp.	75,756
1,237	Vectren Corp.	74,356
4,606	Vistra Energy Corp.	75,677
1,192	WEC Energy Group, Inc.	75,060
1,423	Westar Energy, Inc.	72,217
1,600	Xcel Energy, Inc.	75,696

		2,599,348

	Total Common Stocks and Other Equity Interests (Cost $24,070,920)	26,671,585

	Money Market Fund - 0.2%
66,131	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e) (Cost $66,131)	66,131

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,137,051) - 100.2%	26,737,716

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.5%
928,074	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $928,074)	928,074

	Total Investments (Cost $25,065,125)(g) - 103.7%	27,665,790
	Other assets less liabilities - (3.7)%	(990,259)

	Net Assets - 100.0%	$26,675,531

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Schedule of Investments(a)

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2017	Dividend Income
Invesco Ltd.	$15,185	$—	$(2,272)	$1,224	$(368)	$13,769	$134

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,235,349. The net unrealized appreciation was $2,430,441, which consisted of aggregate gross unrealized appreciation of $4,027,488 and aggregate gross unrealized depreciation of $1,597,047.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 19.2%
11,070	AMC Networks, Inc., Class A(b)	$707,927
862	Cable One, Inc.	655,034
3,380	Chipotle Mexican Grill, Inc.(b)	1,161,943
1,830	Delphi Automotive PLC	165,469
4,040	Domino’s Pizza, Inc.	753,460
8,061	Expedia, Inc.	1,261,305
12,320	Floor & Decor Holdings, Inc., Class A(b)	426,518
8,165	Hilton Grand Vacations, Inc.(b)	300,145
20,085	Lululemon Athletica, Inc.(b)	1,238,039
478	NVR, Inc.(b)	1,247,790
5,278	O’Reilly Automotive, Inc.(b)	1,078,295
16,191	Polaris Industries, Inc.(c)	1,451,685
10,355	Pool Corp.	1,119,583
8,767	Ross Stores, Inc.	484,990
5,259	Ulta Beauty, Inc.(b)	1,321,113
3,573	Vail Resorts, Inc.	753,046
11,431	Wyndham Worldwide Corp.	1,193,053

		15,319,395

	Consumer Staples - 3.3%
70,441	Blue Buffalo Pet Products, Inc.(b)	1,575,765
5,313	Energizer Holdings, Inc.	244,770
32,495	Sprouts Farmers Market, Inc.(b)	782,155

		2,602,690

	Financials - 6.2%
4,123	Eaton Vance Corp.	202,398
6,720	FactSet Research Systems, Inc.	1,123,718
8,287	MarketAxess Holdings, Inc.	1,681,350
12,592	MSCI, Inc.	1,371,898
10,694	SEI Investments Co.	604,318

		4,983,682

	Health Care - 15.8%
12,166	ABIOMED, Inc.(b)	1,801,663
8,156	Align Technology, Inc.(b)	1,363,928
5,791	Alkermes PLC(b)	315,088
6,317	athenahealth, Inc.(b)	873,767
2,483	BioMarin Pharmaceutical, Inc.(b)	217,834
14,892	Bioverativ, Inc.(b)	922,857
259	C.R. Bard, Inc.	83,035
3,351	Cerner Corp.(b)	215,704
7,314	Charles River Laboratories International, Inc.(b)	718,235
8,531	DexCom, Inc.(b)	568,250
10,522	Edwards Lifesciences Corp.(b)	1,211,924
1,275	Henry Schein, Inc.(b)	232,318
9,485	Illumina, Inc.(b)	1,648,967
10,122	Ionis Pharmaceuticals, Inc.(b)	530,393
1,378	Mettler-Toledo International, Inc.(b)	789,704
3,081	Neurocrine Biosciences, Inc.(b)	147,980
586	Patheon NV(b)	20,487
13,594	Seattle Genetics, Inc.(b)	686,497
900	TESARO, Inc.(b)	114,894
1,911	West Pharmaceutical Services, Inc.	169,506

		12,633,031

	Industrials - 9.8%
43,757	Copart, Inc.(b)	1,377,908
366	Equifax, Inc.	53,231
6,944	Graco, Inc.	805,782
19,324	HD Supply Holdings, Inc.(b)	627,837
11,805	HEICO Corp.	948,768
9,051	J.B. Hunt Transport Services, Inc.	821,016
54	Landstar System, Inc.	4,490
10,336	Middleby Corp. (The)(b)	1,350,709
6,870	Nordson Corp.	872,490
8,248	Toro Co. (The)	586,350
1,498	United Rentals, Inc.(b)	178,202
6,375	Univar, Inc.(b)	197,880

		7,824,663

	Information Technology - 43.2%
4,131	Alliance Data Systems Corp.	997,347
1,595	Analog Devices, Inc.	126,021
6,866	Arista Networks, Inc.(b)	1,025,025
15,043	Atlassian Corp. PLC, Class A (Australia)(b)	538,840
17,772	Black Knight Financial Services, Inc., Class A(b)	755,310
14,520	Broadridge Financial Solutions, Inc.	1,101,487
19,423	Cavium, Inc.(b)	1,203,061
20,090	CDK Global, Inc.	1,321,520
11,545	Cognex Corp.	1,097,468
2,935	Coherent, Inc.(b)	777,775
2,501	CoStar Group, Inc.(b)	689,151
9,214	Euronet Worldwide, Inc.(b)	890,165
3,783	F5 Networks, Inc.(b)	456,797
63,938	First Data Corp., Class A(b)	1,193,083

4,105	Fiserv, Inc.(b)	$527,493
2,102	FleetCor Technologies, Inc.(b)	319,630
36,078	Fortinet, Inc.(b)	1,331,639
6,049	Gartner, Inc.(b)	776,208
14,896	Global Payments, Inc.	1,405,736
11,417	GoDaddy, Inc., Class A(b)	490,703
4,014	IAC/InterActiveCorp.(b)	419,985
1,983	IPG Photonics Corp.(b)	302,685
3,321	Jack Henry & Associates, Inc.	356,410
14,205	Match Group, Inc.(b)(c)	259,241
7,127	Microchip Technology, Inc.	570,445
9,496	Palo Alto Networks, Inc.(b)	1,251,383
4,505	Paychex, Inc.	260,614
15,537	Red Hat, Inc.(b)	1,536,143
14,371	ServiceNow, Inc.(b)	1,587,277
5,497	Skyworks Solutions, Inc.	576,470
18,605	Splunk, Inc.(b)	1,116,486
13,254	Square, Inc., Class A(b)	349,243
14,850	Take-Two Interactive Software, Inc.(b)	1,180,278
15,128	Total System Services, Inc.	960,023
8,051	Tyler Technologies, Inc.(b)	1,383,242
6,772	Ultimate Software Group, Inc. (The)(b)	1,528,508
13,534	Universal Display Corp.	1,632,200
11,731	Workday, Inc., Class A(b)	1,197,852
9,528	Zebra Technologies Corp., Class A(b)	969,188

		34,462,132

	Materials - 1.2%
8,739	Packaging Corp. of America	956,746

	Real Estate - 1.4%
8,696	CoreSite Realty Corp. REIT	944,212
1,243	SBA Communications Corp. REIT(b)	170,974

		1,115,186

	Total Common Stocks and Other Equity Interests (Cost $69,245,913)	79,897,525

	Money Market Fund - 0.1%
53,325	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $53,325)	53,325

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $69,299,238) - 100.2%	79,950,850

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
1,708,059	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,708,059)	1,708,059

	Total Investments (Cost $71,007,297)(f) - 102.3%	81,658,909
	Other assets less liabilities - (2.3)%	(1,798,558)

	Net Assets - 100.0%	$79,860,351

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $71,383,605. The net unrealized appreciation was $10,275,304, which consisted of aggregate gross unrealized appreciation of $11,768,651 and aggregate gross unrealized depreciation of $1,493,347.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.0%
5,847	Adient PLC	$382,803
3,710	GameStop Corp., Class A	80,470
6,900	Garmin Ltd.	346,311
257	Graham Holdings Co., Class B	152,247
480	Hyatt Hotels Corp., Class A(b)	26,674
38,757	International Game Technology PLC	737,933
5,722	John Wiley & Sons, Inc., Class A	316,141
837	Kohl’s Corp.	34,610
5,360	Liberty Broadband Corp., Class C(b)	531,605
16,579	Liberty Media Corp.-Liberty Formula One, Class C(b)	583,083
1,275	Liberty Ventures, Series A(b)	77,240
9,534	Macy’s, Inc.	226,433
22,711	News Corp., Class A	324,994
2,083	PVH Corp.	248,481
7,303	Ralph Lauren Corp., Class A	552,472
81,663	Staples, Inc.	828,879
38,968	TEGNA, Inc.	577,895
9,648	Tribune Media Co., Class A	406,663

		6,434,934

	Consumer Staples - 3.7%
37,809	Coty, Inc., Class A	774,328
6,246	Edgewell Personal Care Co.(b)	450,961
1,324	Ingredion, Inc.	163,276
102	Seaboard Corp.	436,050
4,636	Tyson Foods, Inc., Class A	293,737
1,173	US Foods Holding Corp.(b)	33,020

		2,151,372

	Energy - 3.3%
658	Andeavor(b)	65,491
42	Baker Hughes A GE Co.	1,549
2,382	CONSOL Energy, Inc.(b)	39,922
1,556	Helmerich & Payne, Inc.(c)	78,765
738	Hess Corp.	32,870
10,228	Nabors Industries Ltd.	78,858
2,749	National Oilwell Varco, Inc.	89,920
26,265	Oceaneering International, Inc.	673,697
3,808	Patterson-UTI Energy, Inc.	73,647
667	PBF Energy, Inc., Class A(c)	15,188
87,103	Transocean Ltd.(b)(c)	753,441

		1,903,348

	Financials - 17.4%
33,119	Agnc Investment Corp. REIT	701,461
46	Alleghany Corp.(b)	28,214
349	Ally Financial, Inc.	7,901
1,578	American National Insurance Co.	187,782
65,413	Annaly Capital Management, Inc. REIT	786,918
2,795	Bank of Hawaii Corp.	233,858
15,360	CNA Financial Corp.	797,952
1,067	Commerce Bancshares, Inc.	61,929
6,474	E*TRADE Financial Corp.(b)	265,434
10,141	Fifth Third Bancorp	270,765
2,596	First American Financial Corp.	125,672
10,565	First Hawaiian, Inc.	311,668
7,984	FNF Group	390,098
417	Hartford Financial Services Group, Inc. (The)	22,935
1,498	Interactive Brokers Group, Inc., Class A	59,995
7,516	Loews Corp.	365,879

955	M&T Bank Corp.	$155,808
93,036	MFA Financial, Inc. REIT	789,876
20,462	Navient Corp.	301,815
56,729	New York Community Bancorp, Inc.	744,852
31,786	Old Republic International Corp.	623,641
1,541	OneMain Holdings, Inc.(b)	41,206
13,447	PacWest Bancorp	645,725
9,207	Popular, Inc.	387,983
779	Principal Financial Group, Inc.	51,998
4,789	ProAssurance Corp.	295,960
4,803	Prosperity Bancshares, Inc.	307,872
10,299	Regions Financial Corp.	150,365
4,732	SunTrust Banks, Inc.	271,096
33,061	TCF Financial Corp.	521,041
2,653	TFS Financial Corp.	42,395
11,165	Two Harbors Investment Corp. REIT	110,422
611	Unum Group	30,630
486	Validus Holdings Ltd.	26,142
49	White Mountains Insurance Group Ltd.	42,365

		10,159,653

	Health Care - 5.2%
8,213	Alere, Inc.(b)	413,853
22,333	Brookdale Senior Living, Inc.(b)	317,129
8,639	DENTSPLY Sirona, Inc.	535,877
57,421	Endo International PLC(b)	632,779
17,457	Mallinckrodt PLC(b)	799,531
2,156	Perrigo Co. PLC	161,527
4,343	VWR Corp.(b)	143,319

		3,004,015

	Industrials - 7.9%
4,297	AGCO Corp.	309,986
2,223	Carlisle Cos., Inc.	216,943
1,681	Colfax Corp.(b)	69,392
1,056	Fluor Corp.	45,862
12,302	ITT, Inc.	504,382
9,945	Jacobs Engineering Group, Inc.	524,300
4,452	JetBlue Airways Corp.(b)	97,632
11,231	Kirby Corp.(b)	683,968
1,098	L3 Technologies, Inc.	192,117
2,805	Macquarie Infrastructure Corp.	212,647
3,730	Oshkosh Corp.	256,848
1,136	PACCAR, Inc.	77,759
6,795	Regal Beloit Corp.	566,363
6,549	Ryder System, Inc.	476,505
2,316	United Continental Holdings, Inc.(b)	156,747
3,721	WESCO International, Inc.(b)	190,701

		4,582,152

	Information Technology - 8.2%
20,631	Avnet, Inc.	791,818
22,181	Brocade Communications Systems, Inc.	280,146
11,286	CA, Inc.	350,317
44,081	Conduent, Inc.(b)	727,777
12,894	EchoStar Corp., Class A(b)	783,053
17,966	First Solar, Inc.(b)	885,903
7,517	Leidos Holdings, Inc.	401,709
18,945	Xerox Corp.	581,043

		4,801,766

	Materials - 6.1%
939	Alcoa Corp.	34,180
11,703	Ashland Global Holdings, Inc.	760,344
3,057	Bemis Co., Inc.	129,525
2,217	Cabot Corp.	120,450
1,045	Domtar Corp.	40,818
9,134	Mosaic Co. (The)	220,495
21,760	Newmont Mining Corp.	808,819
591	Sonoco Products Co.	28,652
72,948	Tahoe Resources, Inc.	399,025
12,003	United States Steel Corp.(c)	281,950
20,595	Valvoline, Inc.	466,889
4,656	WestRock Co.	267,347

		3,558,494

Schedule of Investments(a)

	Real Estate - 15.8%
188	Alexandria Real Estate Equities, Inc. REIT	$22,795
20,618	Brandywine Realty Trust REIT	346,589
38,424	Brixmor Property Group, Inc. REIT	752,726
8,596	CoreCivic, Inc. REIT	238,109
5,676	Corporate Office Properties Trust REIT	188,954
7,518	DCT Industrial Trust, Inc. REIT	423,564
63,551	DDR Corp. REIT	647,585
17,436	Duke Realty Corp. REIT	498,495
1,979	EPR Properties REIT	143,240
17,952	Equity Commonwealth REIT(b)	566,924
4,610	Forest City Realty Trust, Inc., Class A REIT	112,392
17,187	GGP, Inc. REIT	388,598
3,036	HCP, Inc. REIT	96,089
4,586	Highwoods Properties, Inc. REIT	236,271
30,868	Host Hotels & Resorts, Inc. REIT	575,997
5,891	Invitation Homes, Inc. REIT	125,596
1,964	Kimco Realty Corp. REIT	39,633
10,852	Liberty Property Trust REIT	456,001
2,980	Macerich Co. (The) REIT	171,022
2,507	Mid-America Apartment Communities, Inc. REIT	259,550
11,422	National Retail Properties, Inc. REIT	456,652
308	OMEGA Healthcare Investors, Inc. REIT(c)	9,730
2,695	Prologis, Inc. REIT	163,883
18,819	Rayonier, Inc. REIT	547,068
10,155	Senior Housing Properties Trust REIT	197,515
2,277	SL Green Realty Corp. REIT	235,146
33	UDR, Inc. REIT	1,290
13,430	Uniti Group, Inc. REIT	343,808
2,317	Ventas, Inc. REIT	156,050
39,234	VEREIT, Inc. REIT	326,034
2,513	Weingarten Realty Investors REIT	81,572
6,276	WP Carey, Inc. REIT	429,969

		9,238,847

	Telecommunication Services - 3.1%
19,933	CenturyLink, Inc.(c)	463,841
9,159	Level 3 Communications, Inc.(b)	537,450
13,413	Telephone & Data Systems, Inc.	381,331
11,926	United States Cellular Corp.(b)	451,757

		1,834,379

	Utilities - 18.2%
6,835	Alliant Energy Corp.	277,023
9,261	Ameren Corp.	519,542
867	American Water Works Co., Inc.	70,314
193	Aqua America, Inc.	6,442
5,443	Atmos Energy Corp.	472,235
9,080	Avangrid, Inc.	412,414
1,370	Calpine Corp.(b)	19,701
7,242	Consolidated Edison, Inc.	600,072
1,085	DTE Energy Co.	116,160
7,595	Edison International	597,575
5,492	Entergy Corp.	421,346
8,279	Eversource Energy	503,280
20,230	FirstEnergy Corp.	645,539
19,742	Great Plains Energy, Inc.	609,238
13,680	Hawaiian Electric Industries, Inc.	451,303
7,946	MDU Resources Group, Inc.	209,377
2,736	National Fuel Gas Co.	161,999
16,850	NiSource, Inc.	439,111
4,462	OGE Energy Corp.	160,007
6,551	Pinnacle West Capital Corp.	568,168
9,886	PPL Corp.	378,930
9,592	Public Service Enterprise Group, Inc.	431,352
8,511	SCANA Corp.	547,853
978	Sempra Energy	110,524
2,303	UGI Corp.	116,232
224	Vectren Corp.	13,465
36,512	Vistra Energy Corp.	599,892
2,007	WEC Energy Group, Inc.	126,381
9,010	Westar Energy, Inc.	457,258

11,687	Xcel Energy, Inc.	$552,912

		10,595,645

	Total Common Stocks and Other Equity Interests (Cost $56,807,030)	58,264,605

	Money Market Fund - 0.2%
99,051	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $99,051)	99,051

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $56,906,081) - 100.1%	58,363,656

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.7%
1,555,334	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,555,334)	1,555,334

	Total Investments (Cost $58,461,415)(f) - 102.8%	59,918,990
	Other assets less liabilities - (2.8)%	(1,615,191)

	Net Assets - 100.0%	$58,303,799

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $59,085,480. The net unrealized appreciation was $833,510, which consisted of aggregate gross unrealized appreciation of $3,133,087 and aggregate gross unrealized depreciation of $2,299,577.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.3%
241	Amazon.com, Inc.(b)	$238,055
3,578	Carnival Corp.	238,939
3,810	CBS Corp., Class B	250,812
682	Charter Communications, Inc., Class A(b)	267,283
5,565	Comcast Corp., Class A	225,104
3,533	DISH Network Corp., Class A(b)	226,218
20,854	Ford Motor Co.	233,982
6,772	General Motors Co.	243,657
1,471	Home Depot, Inc. (The)	220,062
3,560	Las Vegas Sands Corp.	219,332
2,869	Lowe’s Cos., Inc.	222,061
2,202	Marriott International, Inc., Class A	229,426
1,526	McDonald’s Corp.	236,744
1,542	Netflix, Inc.(b)	280,120
4,426	NIKE, Inc., Class B	261,355
128	Priceline Group, Inc. (The)(b)	259,648
3,838	Starbucks Corp.	207,175
4,158	Target Corp.	235,634
620	Tesla, Inc.(b)	200,551
2,327	Time Warner, Inc.	238,331
3,179	TJX Cos., Inc. (The)	223,516
8,313	Twenty-First Century Fox, Inc., Class A	241,908
2,212	Walt Disney Co. (The)	243,165
3,228	Yum! Brands, Inc.	243,649

		5,686,727

	Consumer Staples - 9.7%
3,018	Altria Group, Inc.	196,079
5,444	Archer-Daniels-Midland Co.	229,628
5,096	Coca-Cola Co. (The)	233,601
3,020	Colgate-Palmolive Co.	218,044
1,299	Constellation Brands, Inc., Class A	251,162
1,281	Costco Wholesale Corp.	203,051
2,879	CVS Health Corp.	230,118
2,364	Estee Lauder Cos., Inc. (The), Class A	234,012
3,920	General Mills, Inc.	218,187
1,763	Kimberly-Clark Corp.	217,131
2,516	Kraft Heinz Co. (The)	220,049
9,390	Kroger Co. (The)	230,243
5,026	Mondelez International, Inc., Class A	221,245
4,568	Monster Beverage Corp.(b)	240,962
1,968	PepsiCo, Inc.	229,489
1,914	Philip Morris International, Inc.	223,383
2,580	Procter & Gamble Co. (The)	234,316
4,153	Sysco Corp.	218,531
2,793	Walgreens Boots Alliance, Inc.	225,311
2,922	Wal-Mart Stores, Inc.	233,731

		4,508,273

	Energy - 6.2%
5,001	Anadarko Petroleum Corp.	228,396
2,169	Chevron Corp.	236,833
5,081	ConocoPhillips	230,525
2,678	EOG Resources, Inc.	254,785
2,803	Exxon Mobil Corp.	224,352
5,232	Halliburton Co.	222,046
12,455	Kinder Morgan, Inc.	254,456
3,946	Occidental Petroleum Corp.	244,376
2,964	Phillips 66	248,235
1,475	Pioneer Natural Resources Co.	240,572
3,425	Schlumberger Ltd.	234,955

3,622	Valero Energy Corp.	$249,809

		2,869,340

	Financials - 15.0%
2,964	Aflac, Inc.	236,379
2,611	Allstate Corp. (The)	237,601
2,903	American Express Co.	247,423
3,614	American International Group, Inc.	236,536
1,728	Aon PLC	238,758
9,958	Bank of America Corp.	240,187
4,708	Bank of New York Mellon Corp. (The)	249,665
5,276	BB&T Corp.	249,660
1,374	Berkshire Hathaway, Inc., Class B(b)	240,409
555	BlackRock, Inc.	236,724
2,881	Capital One Financial Corp.	248,285
5,475	Charles Schwab Corp. (The)	234,877
1,565	Chubb Ltd.	229,210
3,656	Citigroup, Inc.	250,253
1,819	CME Group, Inc.	223,046
5,266	Franklin Resources, Inc.	235,811
1,033	Goldman Sachs Group, Inc. (The)	232,766
3,627	Intercontinental Exchange, Inc.	241,957
2,706	JPMorgan Chase & Co.	248,411
2,879	Marsh & McLennan Cos., Inc.	224,476
4,406	MetLife, Inc.	242,330
5,245	Morgan Stanley	245,990
1,896	PNC Financial Services Group, Inc. (The)	244,205
2,164	Prudential Financial, Inc.	245,030
1,554	S&P Global, Inc.	238,679
2,639	State Street Corp.	246,034
1,807	Travelers Cos., Inc. (The)	231,459
4,403	U.S. Bancorp	232,390
4,279	Wells Fargo & Co.	230,809

		6,939,360

	Health Care - 16.2%
4,871	Abbott Laboratories	239,556
3,300	AbbVie, Inc.	230,703
1,570	Aetna, Inc.	242,267
1,986	Alexion Pharmaceuticals, Inc.(b)	272,757
992	Allergan PLC	250,311
1,419	Amgen, Inc.	247,630
1,222	Anthem, Inc.	227,549
4,045	Baxter International, Inc.	244,642
1,221	Becton, Dickinson and Co.	245,909
913	Biogen, Inc.(b)	264,396
8,310	Boston Scientific Corp.(b)	221,212
4,249	Bristol-Myers Squibb Co.	241,768
1,931	Celgene Corp.(b)	261,477
1,379	Cigna Corp.	239,339
2,733	Danaher Corp.	222,712
2,856	Eli Lilly & Co.	236,077
3,693	Express Scripts Holding Co.(b)	231,329
3,593	Gilead Sciences, Inc.	273,391
2,790	HCA Healthcare, Inc.(b)	224,149
1,003	Humana, Inc.	231,894
257	Intuitive Surgical, Inc.(b)	241,133
1,751	Johnson & Johnson	232,393
1,430	McKesson Corp.	231,474
2,631	Medtronic PLC	220,925
3,687	Merck & Co., Inc.	235,526
7,029	Pfizer, Inc.	233,082
496	Regeneron Pharmaceuticals, Inc.(b)	243,843
1,659	Stryker Corp.	244,039
1,338	Thermo Fisher Scientific, Inc.	234,859
1,292	UnitedHealth Group, Inc.	247,818
1,878	Vertex Pharmaceuticals, Inc.(b)	285,118

		7,499,278

	Industrials - 11.5%
1,103	3M Co.	221,891
1,199	Boeing Co. (The)	290,710
2,191	Caterpillar, Inc.	249,664
4,327	CSX Corp.	213,494
1,825	Deere & Co.	234,111

Schedule of Investments(a)

4,473	Delta Air Lines, Inc.	$220,787
3,078	Eaton Corp. PLC	240,854
3,827	Emerson Electric Co.	228,127
1,096	FedEx Corp.	228,001
1,153	General Dynamics Corp.	226,368
7,969	General Electric Co.	204,086
1,743	Honeywell International, Inc.	237,257
1,556	Illinois Tool Works, Inc.	218,945
5,586	Johnson Controls International PLC	217,575
834	Lockheed Martin Corp.	243,636
1,950	Norfolk Southern Corp.	219,531
892	Northrop Grumman Corp.	234,712
1,433	Raytheon Co.	246,146
3,876	Southwest Airlines Co.	215,157
2,084	Union Pacific Corp.	214,569
2,092	United Parcel Service, Inc., Class B	230,727
1,941	United Technologies Corp.	230,144
3,165	Waste Management, Inc.	237,850

		5,304,342

	Information Technology - 16.2%
1,835	Accenture PLC, Class A	236,385
3,978	Activision Blizzard, Inc.	245,761
1,704	Adobe Systems, Inc.(b)	249,619
245	Alphabet, Inc., Class C(b)	227,973
1,615	Apple, Inc.	240,199
5,428	Applied Materials, Inc.	240,515
2,294	Automatic Data Processing, Inc.	272,780
983	Broadcom Ltd.	242,467
7,423	Cisco Systems, Inc.	233,453
3,529	Cognizant Technology Solutions Corp., Class A	244,630
7,973	Corning, Inc.	232,333
6,874	eBay, Inc.(b)	245,608
2,108	Electronic Arts, Inc.(b)	246,088
1,555	Facebook, Inc., Class A(b)	263,184
14,183	Hewlett Packard Enterprise Co.	248,344
13,561	HP, Inc.	259,015
6,531	Intel Corp.	231,655
1,511	International Business Machines Corp.	218,596
1,647	Intuit, Inc.	225,985
1,919	Mastercard, Inc., Class A	245,248
7,668	Micron Technology, Inc.(b)	215,624
3,353	Microsoft Corp.	243,763
1,529	NVIDIA Corp.	248,478
2,116	NXP Semiconductors NV (Netherlands)(b)	233,458
5,209	Oracle Corp.	260,085
4,478	PayPal Holdings, Inc.(b)	262,187
4,051	QUALCOMM, Inc.	215,473
2,716	salesforce.com, inc.(b)	246,613
2,880	Texas Instruments, Inc.	234,374
2,489	Visa, Inc., Class A	247,805
2,671	VMware, Inc., Class A(b)	247,628

		7,505,326

	Materials - 4.5%
1,615	Air Products & Chemicals, Inc.	229,572
3,656	Dow Chemical Co. (The)	234,861
2,807	E.I. du Pont de Nemours & Co.	230,764
1,723	Ecolab, Inc.	226,867
2,924	LyondellBasell Industries NV, Class A	263,423
1,961	Monsanto Co.	229,084
2,072	PPG Industries, Inc.	218,078
1,710	Praxair, Inc.	222,574
663	Sherwin-Williams Co. (The)	223,610

		2,078,833

	Real Estate - 3.0%
1,791	American Tower Corp. REIT	244,167
2,277	Crown Castle International Corp. REIT	229,021
537	Equinix, Inc. REIT	242,042
3,403	Equity Residential REIT	231,608
1,096	Public Storage REIT	225,305
1,435	Simon Property Group, Inc. REIT	227,447

		1,399,590

	Telecommunication Services - 2.0%
5,937	AT&T, Inc.	$231,543
29,077	Sprint Corp.(b)	232,034
3,626	T-Mobile US, Inc.(b)	223,579
4,944	Verizon Communications, Inc.	239,290

		926,446

	Utilities - 3.4%
3,197	American Electric Power Co., Inc.	225,516
2,876	Dominion Energy, Inc.	221,970
2,652	Duke Energy Corp.	225,738
6,366	Exelon Corp.	244,073
1,626	NextEra Energy, Inc.	237,542
3,339	PG&E Corp.	226,017
4,460	Southern Co. (The)	213,768

		1,594,624

	Total Common Stocks and Other Equity Interests (Cost $40,436,239)	46,312,139

	Money Market Fund - 0.0%
22,982	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $22,982)	22,982

	Total Investments (Cost $40,459,221)(d) - 100.0%	46,335,121
	Other assets less liabilities - (0.0)%	(20,993)

	Net Assets - 100.0%	$46,314,128

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $40,715,535. The net unrealized appreciation was $5,619,586, which consisted of aggregate gross unrealized appreciation of $6,613,002 and aggregate gross unrealized depreciation of $993,416.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 24.4%
5,079	Amazon.com, Inc.(b)	$5,016,935
26,061	CBS Corp., Class B	1,715,596
20,704	Home Depot, Inc. (The)	3,097,318
17,905	Las Vegas Sands Corp.	1,103,127
54,165	Lowe’s Cos., Inc.	4,192,371
35,470	Marriott International, Inc., Class A	3,695,619
4,453	McDonald’s Corp.	690,838
30,792	Netflix, Inc.(b)	5,593,675
38,169	NIKE, Inc., Class B	2,253,879
2,691	Priceline Group, Inc. (The)(b)	5,458,694
71,783	Starbucks Corp.	3,874,846
7,717	Tesla, Inc.(b)(c)	2,496,218
49,983	TJX Cos., Inc. (The)	3,514,305
2,024	Yum! Brands, Inc.	152,772

		42,856,193

	Consumer Staples - 7.6%
1,854	Altria Group, Inc.	120,454
19,447	Constellation Brands, Inc., Class A	3,760,077
13,111	Costco Wholesale Corp.	2,078,225
10,413	Estee Lauder Cos., Inc. (The), Class A	1,030,783
84,954	Monster Beverage Corp.(b)	4,481,324
35,954	Sysco Corp.	1,891,899

		13,362,762

	Financials - 1.9%
7,684	Aon PLC	1,061,698
17,449	Marsh & McLennan Cos., Inc.	1,360,499
5,966	S&P Global, Inc.	916,318

		3,338,515

	Health Care - 15.4%
64,783	AbbVie, Inc.	4,528,980
16,021	Becton, Dickinson and Co.	3,226,629
35,604	Boston Scientific Corp.(b)	947,778
43,695	Celgene Corp.(b)	5,916,740
4,018	Eli Lilly & Co.	332,128
2,661	Intuitive Surgical, Inc.(b)	2,496,710
11,047	Regeneron Pharmaceuticals, Inc.(b)	5,430,926
13,040	Stryker Corp.	1,918,184
1,334	UnitedHealth Group, Inc.	255,875
13,418	Vertex Pharmaceuticals, Inc.(b)	2,037,121

		27,091,071

	Industrials - 6.0%
7,186	3M Co.	1,445,608
19,278	Boeing Co. (The)	4,674,144
3,593	Deere & Co.	460,910
2,037	FedEx Corp.	423,757
3,777	Illinois Tool Works, Inc.	531,462
2,244	Northrop Grumman Corp.	590,464
21,636	Southwest Airlines Co.	1,201,014
11,911	United Parcel Service, Inc., Class B	1,313,664

		10,641,023

	Information Technology - 32.4%
11,812	Accenture PLC, Class A	1,521,622
20,100	Activision Blizzard, Inc.	1,241,778
19,506	Adobe Systems, Inc.(b)	2,857,434
675	Alphabet, Inc., Class C(b)	628,088
21,006	Apple, Inc.	3,124,222
89,796	Applied Materials, Inc.	3,978,861
26,439	Automatic Data Processing, Inc.	3,143,862
16,345	Broadcom Ltd.	4,031,658
24,019	Cognizant Technology Solutions Corp., Class A	1,664,997
12,904	Electronic Arts, Inc.(b)	1,506,413
25,553	Facebook, Inc., Class A(b)	4,324,845
25,608	Intuit, Inc.	3,513,674
40,773	Mastercard, Inc., Class A	5,210,789
24,044	Microsoft Corp.	1,747,999
26,526	NVIDIA Corp.	4,310,740
22,164	PayPal Holdings, Inc.(b)	1,297,702
56,599	salesforce.com, inc.(b)	5,139,189
11,467	Texas Instruments, Inc.	933,184
46,938	Visa, Inc., Class A	4,673,147
22,270	VMware, Inc., Class A(b)	2,064,652

		56,914,856

	Materials - 4.2%
9,925	E.I. du Pont de Nemours & Co.	815,934
13,315	Ecolab, Inc.	1,753,186
15,233	Monsanto Co.	1,779,519
9,074	Sherwin-Williams Co. (The)	3,060,388

		7,409,027

	Real Estate - 8.0%
37,781	American Tower Corp. REIT	5,150,683
31,322	Crown Castle International Corp. REIT	3,150,367
10,073	Equinix, Inc. REIT	4,540,203

6,089	Public Storage REIT	$1,251,716

		14,092,969

	Total Common Stocks and Other Equity Interests (Cost $148,543,655)	175,706,416

	Money Market Fund - 0.1%
95,885	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $95,885)	95,885

	Total Investments
	(excluding investments purchased with cash collateral from securities on loan) (Cost $148,639,540) - 100.0%	175,802,301

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
2,611,010	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $2,611,010)	2,611,010

	Total Investments (Cost $151,250,550)(f) - 101.5%	178,413,311
	Other assets less liabilities - (1.5)%	(2,641,046)

	Net Assets - 100.0%	$175,772,265

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $152,083,607. The net unrealized appreciation was $26,329,704, which consisted of aggregate gross unrealized appreciation of $27,492,239 and aggregate gross unrealized depreciation of $1,162,535.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

July 31, 2017

(Unaudited)

Number of Shares		Value

	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.5%
17,667	Carnival Corp.	$1,179,803
131,745	Ford Motor Co.	1,478,179
61,442	General Motors Co.	2,210,683
23,672	Target Corp.	1,341,492
174	Time Warner, Inc.	17,821

		6,227,978

	Consumer Staples - 5.6%
37,756	Archer-Daniels-Midland Co.	1,592,548
4,568	CVS Health Corp.	365,120
7,573	Kraft Heinz Co. (The)	662,335
21,128	Mondelez International, Inc., Class A	930,054
7,006	Wal-Mart Stores, Inc.	560,410

		4,110,467

	Energy - 10.7%
7,156	Anadarko Petroleum Corp.	326,815
8,805	Chevron Corp.	961,418
22,919	ConocoPhillips	1,039,835
7,929	Exxon Mobil Corp.	634,637
124,035	Kinder Morgan, Inc.	2,534,035
2,016	Occidental Petroleum Corp.	124,851
9,380	Phillips 66	785,575
1,009	Pioneer Natural Resources Co.	164,568
4,712	Schlumberger Ltd.	323,243
13,158	Valero Energy Corp.	907,507

		7,802,484

	Financials - 34.2%
29,644	Aflac, Inc.	2,364,109
1,785	American Express Co.	152,136
42,827	Bank of America Corp.	1,032,987
20,896	Bank of New York Mellon Corp. (The)	1,108,115
29,931	BB&T Corp.	1,416,335
3,732	Berkshire Hathaway, Inc., Class B(b)	652,988
586	BlackRock, Inc.	249,947
10,387	Chubb Ltd.	1,521,280
24,696	Citigroup, Inc.	1,690,441
10,004	CME Group, Inc.	1,226,690
52,334	Franklin Resources, Inc.	2,343,516
1,818	Goldman Sachs Group, Inc. (The)	409,650
16,544	JPMorgan Chase & Co.	1,518,739
22,693	MetLife, Inc.	1,248,115
23,483	Morgan Stanley	1,101,353
10,065	PNC Financial Services Group, Inc. (The)	1,296,372
9,040	Prudential Financial, Inc.	1,023,599
8,147	Travelers Cos., Inc. (The)	1,043,549
31,984	U.S. Bancorp	1,688,116
34,849	Wells Fargo & Co.	1,879,755

		24,967,792

	Health Care - 4.9%
7,895	Abbott Laboratories	388,276
4,747	Allergan PLC	1,197,811
1,495	Anthem, Inc.	278,384
10,156	Danaher Corp.	827,612
25,669	Pfizer, Inc.	851,184

		3,543,267

	Industrials - 5.9%
15,362	Delta Air Lines, Inc.	758,268
15,030	Eaton Corp. PLC	1,176,097
29,883	Johnson Controls International PLC	1,163,943
4,732	Norfolk Southern Corp.	532,729

5,793	United Technologies Corp.	$686,876

		4,317,913

	Information Technology - 8.4%
49,508	Cisco Systems, Inc.	1,557,027
24,451	eBay, Inc.(b)	873,634
119,972	Hewlett Packard Enterprise Co.	2,100,710
4,351	HP, Inc.	83,104
32,002	Intel Corp.	1,135,111
7,769	QUALCOMM, Inc.	413,233

		6,162,819

	Materials - 3.4%
8,258	Air Products & Chemicals, Inc.	1,173,875
20,380	Dow Chemical Co. (The)	1,309,211

		2,483,086

	Real Estate - 0.4%
4,559	Equity Residential REIT	310,286

	Telecommunication Services - 2.8%
22,879	AT&T, Inc.	892,281
144,840	Sprint Corp.(b)	1,155,823

		2,048,104

	Utilities - 15.2%
27,174	American Electric Power Co., Inc.	1,916,854
11,634	Dominion Energy, Inc.	897,912
24,228	Duke Energy Corp.	2,062,287
39,655	Exelon Corp.	1,520,373
8,013	NextEra Energy, Inc.	1,170,619
27,226	PG&E Corp.	1,842,928
35,285	Southern Co. (The)	1,691,210

		11,102,183

	Total Common Stocks and Other Equity Interests (Cost $68,257,718)	73,076,379

	Money Market Fund - 0.1%
78,511	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $78,511)	78,511

	Total Investments (Cost $68,336,229)(d) - 100.1%	73,154,890
	Other assets less liabilities - (0.1)%	(81,113)

	Net Assets - 100.0%	$73,073,777

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $69,375,835. The net unrealized appreciation was $3,779,055, which consisted of aggregate gross unrealized appreciation of $5,479,800 and aggregate gross unrealized depreciation of $1,700,745.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 9.1%
1,518	America’s Car-Mart, Inc.(b)(c)	$59,506
2,960	AV Homes, Inc.(c)	47,508
5,434	Barnes & Noble Education, Inc.(c)	39,288
6,249	Beasley Broadcast Group, Inc., Class A	65,614
4,484	Beazer Homes USA, Inc.(c)	59,458
4,417	Big 5 Sporting Goods Corp.(b)	47,483
8,705	Black Diamond, Inc.(c)	56,583
3,996	Bridgepoint Education, Inc.(c)	38,801
6,159	Career Education Corp.(c)	51,797
2,398	Century Communities, Inc.(c)	62,108
2,879	Citi Trends, Inc.	63,770
3,376	Conn’s, Inc.(c)	72,246
4,244	del Taco Restaurants, Inc.(c)	55,554
1,111	Flexsteel Industries, Inc.	62,194
4,303	Gray Television, Inc.(c)	64,115
5,383	Green Brick Partners, Inc.(c)	60,559
2,393	Haverty Furniture Cos., Inc.	53,244
1,447	Hooker Furniture Corp.	61,063
8,464	Iconix Brand Group, Inc.(c)	56,455
1,249	Johnson Outdoors, Inc., Class A	63,099
3,326	K12, Inc.(c)	58,903
2,061	M/I Homes, Inc.(c)	53,462
1,898	Marcus Corp. (The)	51,626
3,593	Modine Manufacturing Co.(c)	58,386
2,442	Movado Group, Inc.	60,073
5,259	New Home Co., Inc. (The)(c)	56,850
3,362	PICO Holdings, Inc.(c)	54,633
2,323	RCI Hospitality Holdings, Inc.	52,709
4,157	Shiloh Industries, Inc.(c)	30,845
1,090	SodaStream International Ltd. (Israel)(c)	61,389
3,124	Sonic Automotive, Inc., Class A	56,701
8,391	SORL Auto Parts, Inc. (China)(c)	57,898
5,945	Tilly’s, Inc., Class A	59,331
6,037	Townsquare Media, Inc., Class A(c)	66,769
6,716	VOXX International Corp.(c)	44,997
6,003	West Marine, Inc.	77,379
2,456	William Lyon Homes, Class A(c)	55,530
6,713	ZAGG, Inc.(c)	56,725

		2,154,651

	Consumer Staples - 0.7%
4,151	Landec Corp.(c)	51,058
14,796	Pingtan Marine Enterprise Ltd.(b)	58,592
5,874	SunOpta, Inc. (Canada)(c)	55,803

		165,453

	Energy - 9.1%
10,680	Aegean Marine Petroleum Network, Inc. (Greece)(b)	52,866
4,643	American Midstream Partners LP(b)	65,931
20,683	Approach Resources, Inc.(b)(c)	64,738
3,885	ARC Logistics Partners LP(b)	59,868
5,464	Archrock, Inc.	59,831
6,993	Ardmore Shipping Corp. (Ireland)	55,594
17,226	Capital Product Partners LP (Greece)	64,597
16,640	Cloud Peak Energy, Inc.(c)	57,574
3,777	CNX Coal Resources LP(b)	62,320
3,170	Cone Midstream Partners LP(b)	66,570
9,368	Cosan Ltd., Class A (Brazil)	68,574
7,234	Dorian LPG Ltd.(c)	52,085
2,148	Enviva Partners LP(b)	62,077
2,169	Exterran Corp.(c)	60,060

12,714	Foresight Energy LP(b)(c)	$55,814
2,543	GasLog Partners LP (Monaco)	62,939
11,231	Gener8 Maritime, Inc.(c)	60,086
7,801	Geopark Ltd. (Chile)(c)	68,805
3,347	Global Partners LP	60,079
3,012	Green Plains, Inc.	59,487
5,464	Gulf Island Fabrication, Inc.	62,290
7,709	Hallador Energy Co.	53,115
2,541	KNOT Offshore Partners LP (United Kingdom)(b)	58,443
2,152	Natural Resource Partners LP(b)	60,041
8,638	Newpark Resources, Inc.(c)	72,127
14,327	North American Energy Partners, Inc. (Canada)	60,890
9,474	Pacific Ethanol, Inc.(c)	59,212
4,591	Renewable Energy Group, Inc.(c)	57,387
610	REX American Resources Corp.(c)	60,988
5,025	Ring Energy, Inc.(c)	65,626
14,612	Scorpio Tankers, Inc. (Monaco)	54,211
20,325	Southcross Energy Partners LP(b)(c)	62,398
9,383	Teekay Corp. (Bermuda)(b)	91,953
12,687	Tsakos Energy Navigation Ltd. (Greece)	62,547
3,405	Unit Corp.(c)	61,222

		2,162,345

	Financials - 45.0%
3,455	1st Constitution Bancorp	59,253
3,043	AG Mortgage Investment Trust, Inc. REIT	56,022
1,556	Allegiance Bancshares, Inc.(c)	58,428
3,505	Ambac Financial Group, Inc.(c)	71,607
1,618	American National Bankshares, Inc.	61,080
9,295	Anworth Mortgage Asset Corp. REIT	55,956
7,005	Arbor Realty Trust, Inc. REIT	57,791
4,309	Ares Commercial Real Estate Corp. REIT	55,155
3,916	Arlington Asset Investment Corp., Class A(b)	50,516
2,139	ARMOUR Residential REIT, Inc. REIT	54,031
1,777	Associated Capital Group, Inc., Class A	59,618
3,142	Atlantic Capital Bancshares, Inc.(c)	60,641
3,245	B. Riley Financial, Inc.	63,115
2,777	Banc of California, Inc.(b)	57,067
2,142	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	56,356
7,906	Bancorp, Inc. (The)(c)	61,272
5,044	Bank of Commerce Holdings(b)	52,205
961	Bank of Marin Bancorp	64,051
3,765	Bcb Bancorp, Inc.(b)	56,475
3,323	Blue Hills Bancorp, Inc.	62,971
1,819	Bridge Bancorp, Inc.	59,118
1,431	Bryn Mawr Bank Corp.	60,746
3,141	California First National Bancorp	52,298
1,399	Camden National Corp.	58,758
3,026	Capital City Bank Group, Inc.	64,635
3,601	Capital Southwest Corp.	60,101
4,481	Capitala Finance Corp.(b)	58,253
5,336	Capstead Mortgage Corp. REIT	52,186
1,839	Carolina Financial Corp.	61,864
1,865	Central Pacific Financial Corp.	57,684
2,654	Central Valley Community Bancorp	58,335
905	Century Bancorp, Inc., Class A	60,364
3,384	Charter Financial Corp.	60,844
1,432	Chemung Financial Corp.	57,996
3,092	Cherry Hill Mortgage Investment Corp. REIT	59,335
912	City Holding Co.	59,855
2,914	Civista Bancshares, Inc.(b)	59,591
3,558	Clifton Bancorp, Inc.	59,383
5,816	CM Finance, Inc.	59,614
2,145	Codorus Valley Bancorp, Inc.	59,974
2,400	Commerce Union Bancshares, Inc.	58,776
1,526	Community Financial Corp. (The)(b)	56,630
1,377	Community Trust Bancorp, Inc.	59,486
2,628	ConnectOne Bancorp, Inc.	59,130

Schedule of Investments(a)

3,583	Cowen, Inc., Class A(c)	$57,328
2,128	Customers Bancorp, Inc.(c)	63,521
3,020	Dime Community Bancshares, Inc.	62,816
1,683	DNB Financial Corp.	57,979
8,204	Dynex Capital, Inc. REIT	56,690
3,595	Ellington Financial LLC	57,880
3,788	Ellington Residential Mortgage REIT REIT(b)	56,176
1,420	Encore Capital Group, Inc.(c)	56,942
3,890	Enova International, Inc.(c)	56,405
2,510	Entegra Financial Corp.(b)(c)	57,981
1,468	Enterprise Financial Services Corp.	58,059
1,966	Equity Bancshares, Inc., Class A(c)	67,965
1,487	Evans Bancorp, Inc.(b)	60,595
6,420	EZCORP, Inc., Class A(c)	50,076
1,022	Farmers & Merchants Bancorp, Inc.	60,962
4,057	Farmers National Banc Corp.	55,784
872	Federal Agricultural Mortgage Corp., Class C	59,784
2,616	Fidelity Southern Corp.	55,093
3,507	Fidus Investment Corp.	59,128
1,961	Financial Institutions, Inc.	57,653
1,950	First Bancorp/Southern Pines NC	61,035
2,117	First Bancshares, Inc. (The)(b)	58,747
2,273	First Connecticut Bancorp, Inc.	58,189
1,112	First Defiance Financial Corp.	57,546
1,262	First Financial Corp.	58,115
3,619	First Foundation, Inc.(c)	62,753
2,180	First Guaranty Bancshares, Inc.(b)	59,274
3,692	First Northwest Bancorp(c)	56,303
2,068	First of Long Island Corp. (The)	57,801
2,076	Flushing Financial Corp.	59,228
3,790	FNFV Group(c)	65,378
1,308	FS Bancorp, Inc.	59,318
1,811	German American Bancorp, Inc.	64,888
5,972	Gladstone Capital Corp.	59,302
6,155	Gladstone Investment Corp.	59,580
1,485	Global Indemnity Ltd., Class A (Cayman Islands)(c)	57,559
2,540	Goldman Sachs BDC, Inc.	57,252
1,110	Great Southern Bancorp, Inc.	57,665
3,084	Green Bancorp, Inc.(c)	69,236
2,858	Greenlight Capital Re Ltd., Class A(c)	61,161
2,224	Guaranty Bancorp	59,270
1,248	HCI Group, Inc.	56,272
2,397	Health Insurance Innovations, Inc., Class A(c)	67,236
2,265	Heritage Financial Corp.	61,608
4,546	Heritage Insurance Holdings, Inc.	57,325
2,147	HomeStreet, Inc.(c)	56,359
2,374	HomeTrust Bancshares, Inc.(c)	57,332
2,305	Horizon Bancorp	60,783
3,005	Howard Bancorp, Inc.(c)	59,048
2,952	Independent Bank Corp./MI	62,582
623	Infinity Property & Casualty Corp.	62,331
1,547	INTL FCStone, Inc.(c)	60,534
2,501	Investar Holding Corp.(b)	56,648
2,762	Investment Technology Group, Inc.	60,957
3,585	Kingstone Cos., Inc.(b)	59,153
4,266	Ladder Capital Corp., Class A REIT	56,141
3,184	Lakeland Bancorp, Inc.	61,610
1,812	MainSource Financial Group, Inc.	63,311
9,207	Medley Capital Corp.	59,201
1,859	Mercantile Bank Corp.	59,153
681	Meta Financial Group, Inc.	48,555
2,200	Mid Penn Bancorp, Inc.	59,400
1,154	Middlefield Banc Corp.	53,950
1,741	Midland States Bancorp, Inc.	55,294
5,175	MidSouth Bancorp, Inc.(b)	58,219
1,710	MidWestOne Financial Group, Inc.	58,858
2,571	MMA Capital Management LLC(c)	59,519
3,880	Monroe Capital Corp.(b)	58,045

2,979	Mtge Investment Corp. REIT	$55,409
5,964	MVC Capital, Inc.	61,966
1,865	National Bank Holdings Corp., Class A	63,652
1,505	National Commerce Corp.(c)	60,351
4,037	New Mountain Finance Corp.	58,537
9,168	New York Mortgage Trust, Inc. REIT	57,942
5,505	NewStar Financial, Inc.	60,225
3,562	Newtek Business Services Corp.(b)	60,554
1,102	Nicolet Bankshares, Inc.(c)	59,695
5,364	NMI Holdings, Inc., Class A(c)	63,295
2,974	Northeast Bancorp	63,941
3,453	Northfield Bancorp, Inc.	57,976
1,386	Norwood Financial Corp.	59,376
2,238	OceanFirst Financial Corp.	60,605
20,978	Ocwen Financial Corp.(b)(c)	60,207
5,963	OFG Bancorp	59,928
4,148	OFS Capital Corp.(b)	58,445
1,678	Ohio Valley Banc Corp.(b)	56,800
1,859	Old Point Financial Corp.(b)	59,711
5,268	Old Second Bancorp, Inc.	62,426
2,652	Parke Bancorp, Inc.	53,570
1,912	Peapack-Gladstone Financial Corp.	59,788
4,128	Pennantpark Floating Rate Capital Ltd.(b)	59,030
8,003	PennantPark Investment Corp.	59,702
3,539	PennyMac Financial Services, Inc., Class A(c)	61,579
1,843	Peoples Bancorp of North Carolina, Inc.(b)	58,276
1,867	Peoples Bancorp, Inc.	60,864
4,250	PHH Corp.(c)	58,565
1,004	Piper Jaffray Cos.	62,650
1,182	Preferred Bank	66,369
2,817	Premier Financial Bancorp, Inc.	53,523
1,249	QCR Holdings, Inc.	57,392
2,515	Regional Management Corp.(c)	60,335
1,653	Republic Bancorp, Inc., Class A	59,343
6,286	Republic First Bancorp, Inc.(b)(c)	55,945
9,023	Riverview Bancorp, Inc.	68,485
1,483	Sandy Spring Bancorp, Inc.	59,379
2,817	Saratoga Investment Corp.	61,129
2,501	Seacoast Banking Corp. of Florida(c)	58,448
5,135	Select Bancorp, Inc.(c)	60,798
3,627	Shore Bancshares, Inc.	61,260
2,442	SmartFinancial, Inc.(c)	61,221
2,694	Solar Capital Ltd.	58,864
1,813	Southern Missouri Bancorp, Inc.	58,759
2,175	State Bank Financial Corp.	59,704
3,355	State National Cos., Inc.	70,052
4,241	Stellus Capital Investment Corp.(b)	57,890
2,677	Sunshine Bancorp, Inc.(b)(c)	61,169
2,478	Sussex Bancorp(b)	59,472
3,877	Sutherland Asset Management Corp. REIT(b)	57,380
3,484	TCP Capital Corp.	57,939
2,438	Timberland Bancorp, Inc.	65,728
8,575	Tiptree, Inc., Class A	58,739
1,704	TriCo Bancshares	62,878
4,361	TriplePoint Venture Growth BDC Corp.(b)	55,864
2,458	TriState Capital Holdings, Inc.(c)	56,534
2,437	Triumph Bancorp, Inc.(c)	69,211
3,190	Two River Bancorp(b)	58,313
3,530	United Financial Bancorp, Inc.	63,858
5,994	United Security Bancshares	56,344
1,980	Univest Corp. of Pennsylvania	60,390
2,249	Veritex Holdings, Inc.(c)	59,936
529	Virtus Investment Partners, Inc.	62,316
3,100	Waterstone Financial, Inc.	58,435
5,444	Western Asset Mortgage Capital Corp. REIT	56,563
5,759	Western New England Bancorp, Inc.	57,302
4,088	WhiteHorse Finance, Inc.(b)	54,534
773	World Acceptance Corp.(c)	58,416

		10,681,689

Schedule of Investments(a)

	Health Care - 4.8%
9,873	Abeona Therapeutics, Inc.(b)(c)	$83,427
1,502	Addus HomeCare Corp.(c)	50,993
947	Almost Family, Inc.(c)	46,829
3,619	AngioDynamics, Inc.(c)	58,809
3,900	Aquinox Pharmaceuticals, Inc. (Canada)(b)(c)	55,146
9,065	Aurinia Pharmaceuticals, Inc. (Canada)(c)	57,200
3,877	Calithera Biosciences, Inc.(b)(c)	59,318
27,615	Chelsea Therapeutics International Ltd.(c)	2,209
10,939	Chimerix, Inc.(c)	54,367
8,464	Cumberland Pharmaceuticals, Inc.(c)	56,878
1,566	Enanta Pharmaceuticals, Inc.(c)	59,680
1,370	Esperion Therapeutics, Inc.(c)	62,048
18,242	Fate Therapeutics, Inc.(b)(c)	52,720
11,795	Fortress Biotech, Inc.(b)(c)	52,370
4,589	Invacare Corp.	71,818
4,564	Nuvectra Corp.(c)	53,216
3,737	OraSure Technologies, Inc.(c)	65,547
2,579	REGENXBIO, Inc.(c)	46,422
10,489	RTI Surgical, Inc.(c)	59,787
7,780	Tetraphase Pharmaceuticals, Inc.(c)	50,881
3,072	Zynerba Pharmaceuticals, Inc.(b)(c)	43,315

		1,142,980

	Industrials - 12.2%
8,215	Ameresco, Inc., Class A(c)	53,808
2,959	ArcBest Corp.	82,260
3,254	Armstrong Flooring, Inc.(c)	56,489
2,449	CAI International, Inc.(c)	64,237
3,878	CBIZ, Inc.(c)	57,588
1,807	Chart Industries, Inc.(c)	61,438
3,225	China Yuchai International Ltd. (Singapore)	72,821
29,667	Civeo Corp.(c)	57,257
2,322	Columbus McKinnon Corp.	59,908
8,651	Costamare, Inc. (Monaco)(b)	55,626
1,702	CRA International, Inc.	66,055
15,139	Diana Shipping, Inc. (Greece)(b)(c)	58,588
1,815	Ducommun, Inc.(c)	52,562
1,751	DXP Enterprises, Inc.(c)	50,061
2,125	Engility Holdings, Inc.(c)	61,986
3,368	FreightCar America, Inc.	55,370
6,350	Genco Shipping & Trading Ltd.(c)	64,643
9,339	Golden Ocean Group Ltd. (Norway)(b)(c)	67,147
4,662	Hardinge, Inc.	56,410
2,658	Heidrick & Struggles International, Inc.	48,110
7,087	Hudson Technologies, Inc.(c)	57,334
2,614	Kelly Services, Inc., Class A	58,214
5,121	Kratos Defense & Security Solutions, Inc.(c)	56,357
2,865	LB Foster Co., Class A	50,424
3,580	Marten Transport Ltd.	57,101
2,994	Navigant Consulting, Inc.(c)	50,688
7,630	NL Industries, Inc.(c)	59,514
2,121	NN, Inc.	58,752
3,597	Northwest Pipe Co.(c)	54,351
8,069	Orion Group Holdings, Inc.(c)	56,644
1,552	Park-Ohio Holdings Corp.	61,692
8,356	Pendrell Corp.(c)	58,325
32,275	Performant Financial Corp.(c)	64,550
10,821	Radiant Logistics, Inc.(c)	46,855
8,550	Roadrunner Transportation Systems, Inc.(c)	59,679
4,260	RPX Corp.(c)	58,234
26,579	Safe Bulkers, Inc. (Greece)(b)(c)	68,574
8,273	Scorpio Bulkers, Inc.(b)(c)	59,566
6,679	Spartan Motors, Inc.	59,109
6,512	Star Bulk Carriers Corp. (Greece)(b)(c)	65,381
4,952	Sterling Construction Co., Inc.(c)	63,287
8,600	Sunrun, Inc.(b)(c)	64,758
4,065	Textainer Group Holdings Ltd.	65,853
4,987	Titan International, Inc.	63,584
3,231	Titan Machinery, Inc.(c)	57,673
1,311	Veritiv Corp.(c)	48,704

10,041	Vivint Solar, Inc.(c)	$51,711
1,331	VSE Corp.	69,012
2,208	Willis Lease Finance Corp.(c)	55,818

		2,904,108

	Information Technology - 9.3%
4,166	Actua Corp.(c)	56,241
3,401	Alpha & Omega Semiconductor Ltd.(c)	60,198
954	Applied Optoelectronics, Inc.(b)(c)	93,005
2,516	Axcelis Technologies, Inc.(c)	55,855
8,768	AXT, Inc.(c)	76,720
4,718	Bankrate, Inc.(c)	65,580
2,707	Blucora, Inc.(c)	60,637
9,943	Camtek Ltd. (Israel)(c)	52,300
23,496	Ceragon Networks Ltd. (Israel)(c)	54,981
3,547	Cohu, Inc.	64,626
3,045	Comtech Telecommunications Corp.	54,810
2,922	Control4 Corp.(c)	66,768
6,068	Daktronics, Inc.	59,345
6,976	Electro Scientific Industries, Inc.(c)	60,342
5,109	EMCORE Corp.(c)	59,264
795	ePlus, Inc.(c)	64,315
11,296	EXFO, Inc. (Canada)(c)	46,878
4,683	FormFactor, Inc.(c)	61,347
7,199	GSI Technology, Inc.(b)(c)	52,265
10,878	Harmonic, Inc.(c)	44,600
4,895	Intevac, Inc.(c)	55,558
3,528	IXYS Corp.(c)	61,387
4,407	KEMET Corp.(c)	74,258
3,184	Kimball Electronics, Inc.(c)	61,929
19,711	Limelight Networks, Inc.(c)	67,412
5,957	Net 1 UEPS Technologies, Inc. (South Africa)(c)	57,664
2,484	Nova Measuring Instruments Ltd. (Israel)(c)	57,927
6,420	Par Technology Corp.(c)	57,523
3,067	PCM, Inc.(c)	37,954
8,452	PC-Tel, Inc.	60,094
6,183	Photronics, Inc.(c)	62,139
3,274	Radware Ltd. (Israel)(c)	56,706
2,376	Rudolph Technologies, Inc.(c)	58,806
1,972	Sierra Wireless, Inc. (Canada)(c)	58,174
2,905	Systemax, Inc.	52,639
2,857	Ultra Clean Holdings, Inc.(c)	66,997
3,386	Vishay Precision Group, Inc.(c)	59,255

		2,216,499

	Materials - 4.5%
8,192	Agrofresh Solutions, Inc.(b)(c)	63,898
11,062	Alio Gold, Inc. (Canada)(c)	46,460
4,680	Ampco-Pittsburgh Corp.	67,626
3,837	Century Aluminum Co.(c)	64,385
2,573	Core Molding Technologies, Inc.(c)	49,067
3,958	FutureFuel Corp.	57,628
25,428	Intrepid Potash, Inc.(b)(c)	77,047
1,588	Materion Corp.	61,059
5,130	Mercer International, Inc. (Canada)	56,430
13,503	Resolute Forest Products, Inc.(c)	62,789
2,568	Schnitzer Steel Industries, Inc., Class A	66,254
3,405	SunCoke Energy Partners LP(b)	63,844
5,845	SunCoke Energy, Inc.(c)	52,313
4,332	TimkenSteel Corp.(c)	68,835
4,266	Tronox Ltd., Class A	82,675
3,168	Universal Stainless & Alloy Products, Inc.(c)	60,192
2,521	Westlake Chemical Partners LP	62,521

		1,063,023

	Real Estate - 4.3%
4,433	Altisource Residential Corp. REIT	57,673
8,941	Ashford Hospitality Trust, Inc. REIT	56,239
1,737	CorEnergy Infrastructure Trust, Inc. REIT	61,855
2,675	Easterly Government Properties, Inc. REIT	53,473
5,175	First Potomac Realty Trust REIT	57,598
3,042	Hersha Hospitality Trust REIT	57,068
5,894	Independence Realty Trust, Inc. REIT	59,647

Schedule of Investments(a)

2,912	InfraREIT, Inc. REIT	$65,491
4,849	iStar, Inc. REIT(c)	57,945
2,528	Jernigan Capital, Inc. REIT	53,745
7,297	Nam Tai Property, Inc. (China)	71,146
2,596	National Storage Affiliates Trust REIT	59,604
4,593	NorthStar Realty Europe Corp. REIT	59,296
2,821	Parkway, Inc. REIT	64,911
3,630	Preferred Apartment Communities, Inc., Class A REIT	62,690
1,234	RMR Group, Inc. (The), Class A	60,281
3,337	Tier REIT, Inc. REIT	61,668

		1,020,330

	Telecommunication Services - 0.8%
27,321	Alaska Communications Systems Group, Inc.(c)	61,472
2,376	Hawaiian Telcom Holdco, Inc.(c)	69,474
5,202	Iridium Communications, Inc.(b)(c)	51,760

		182,706

	Utilities - 0.2%
3,914	8Point3 Energy Partners LP, Class A(b)	57,732

	Total Common Stocks and Other Equity Interests (Cost $21,445,125)	23,751,516

	Money Market Fund - 0.3%
70,110	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $70,110)	70,110

	Total Investments
	(excluding investments purchased with cash collateral from securities on loan) (Cost $21,515,235) - 100.3%	23,821,626

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.9%
2,598,260	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e)
	(Cost $2,598,260)	2,598,260

	Total Investments (Cost $24,113,495)(f) - 111.2%	26,419,886
	Other assets less liabilities - (11.2)%	(2,658,247)

	Net Assets - 100.0%	$23,761,639

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $24,193,206. The net unrealized appreciation was $2,226,680, which consisted of aggregate gross unrealized appreciation of $3,031,344 and aggregate gross unrealized depreciation of $804,664.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 71.4%
61,254	AAR Corp.	$2,290,900
116,777	Aerojet Rocketdyne Holdings, Inc.(b)	2,738,421
41,457	Aerovironment, Inc.(b)	1,566,660
92,862	Axon Enterprise, Inc.(b)	2,283,477
216,042	Boeing Co. (The)	52,381,543
176,213	BWX Technologies, Inc.	9,282,901
47,904	Cubic Corp.	2,282,626
78,409	Curtiss-Wright Corp.	7,560,196
108,968	DigitalGlobe, Inc.(b)	3,802,983
19,866	Ducommun, Inc.(b)	575,319
75,862	Elbit Systems Ltd. (Israel)	9,560,129
65,266	Engility Holdings, Inc.(b)	1,903,809
52,227	Esterline Technologies Corp.(b)	5,039,905
215,804	General Dynamics Corp.	42,368,799
149,274	HEICO Corp.	11,997,151
162,210	Hexcel Corp.	8,300,286
81,992	Huntington Ingalls Industries, Inc.	16,899,371
72,723	KEYW Holding Corp. (The)(b)	642,144
131,232	Kratos Defense & Security Solutions, Inc.(b)	1,444,208
137,067	L3 Technologies, Inc.	23,982,613
154,466	Lockheed Martin Corp.	45,124,153
68,639	Mercury Systems, Inc.(b)	3,013,938
63,652	Moog, Inc., Class A(b)	4,730,617
130,812	Northrop Grumman Corp.	34,420,562
102,025	Orbital ATK, Inc.	10,424,915
218,931	Raytheon Co.	37,605,778
231,069	Rockwell Collins, Inc.	24,615,781
17,472	Sparton Corp.(b)	402,904
62,312	Teledyne Technologies, Inc.(b)	8,495,618
479,708	Textron, Inc.	23,568,054
94,433	TransDigm Group, Inc.	26,643,327
87,979	Triumph Group, Inc.	2,252,262
354,509	United Technologies Corp.	42,034,132
19,335	Vectrus, Inc.(b)	657,583

		470,893,065

	Commercial Services & Supplies - 0.1%
19,164	VSE Corp.	993,653

	Communications Equipment - 5.0%
41,412	Comtech Telecommunications Corp.	745,416
221,207	Harris Corp.	25,321,565
102,224	ViaSat, Inc.(b)	6,755,984

		32,822,965

	Construction & Engineering - 0.6%
253,437	KBR, Inc.	3,781,280

	Containers & Packaging - 3.8%
598,998	Ball Corp.	25,098,016

	Electronic Equipment, Instruments & Components - 1.8%
241,956	FLIR Systems, Inc.	9,029,798
33,565	OSI Systems, Inc.(b)	2,684,193

		11,713,991

	Industrial Conglomerates - 6.6%
321,795	Honeywell International, Inc.	43,802,735

	IT Services - 7.1%
264,234	Booz Allen Hamilton Holding Corp.	9,063,226
43,166	CACI International, Inc., Class A(b)	5,400,067
289,664	CSRA, Inc.	9,445,943
266,209	Leidos Holdings, Inc.	14,226,209
68,757	ManTech International Corp., Class A	2,731,028
24,109	NCI, Inc., Class A(b)	480,975
78,088	Science Applications International Corp.	5,498,176

		46,845,624

	Machinery - 2.5%
131,197	Oshkosh Corp.	9,034,226
109,298	Woodward, Inc.	7,644,302

		16,678,528

	Software - 0.7%
309,860	FireEye, Inc.(b)	4,533,252

	Trading Companies & Distributors - 0.4%
48,109	Kaman Corp.	2,459,332

	Total Common Stocks (Cost $546,749,193)	659,622,441

	Money Market Fund - 0.0%
104,232	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $104,232)	$104,232

	Total Investments (Cost $546,853,425)(d) - 100.0%	659,726,673
	Other assets less liabilities - (0.0)%	(160,503)

	Net Assets - 100.0%	$659,566,170

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $550,346,842. The net unrealized appreciation was $109,379,831, which consisted of aggregate gross unrealized appreciation of $117,391,647 and aggregate gross unrealized depreciation of $8,011,816.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 2.5%
55,407	Hexcel Corp.	$2,835,176

	Auto Components - 3.1%
74,352	BorgWarner, Inc.	3,475,212

	Building Products - 5.5%
77,742	Johnson Controls International PLC	3,028,051
94,060	Kingspan Group PLC (Ireland)	3,118,418

		6,146,469

	Chemicals - 7.0%
649	Gurit Holding AG (Switzerland)	781,612
74,999	Novozymes A/S, Class B (Denmark)	3,450,526
44,245	Umicore SA (Belgium)	3,540,952

		7,773,090

	Commercial Services & Supplies - 2.4%
65,291	CECO Environmental Corp.	630,711
143,682	Tomra Systems ASA (Norway)	2,036,650

		2,667,361

	Communications Equipment - 1.4%
44,706	CalAmp Corp.(b)	853,884
188,860	Telit Communications PLC (United Kingdom)	679,103

		1,532,987

	Construction & Engineering - 0.9%
41,238	Aegion Corp.(b)	987,238

	Electrical Equipment - 18.1%
129,602	ABB Ltd. (Switzerland)	3,049,143
36,037	EnerSys	2,604,394
41,902	Schneider Electric SE (France)	3,277,855
74,655	Sensata Technologies Holding NV(b)	3,368,433
70,823	SGL Carbon SE (Germany)(b)(c)	889,696
158,321	Siemens Gamesa Renewable Energy SA (Spain)	2,585,249
40,630	TPI Composites, Inc.(b)	765,469
37,674	Vestas Wind Systems A/S (Denmark)	3,667,267

		20,207,506

	Electronic Equipment, Instruments & Components - 10.1%
33,842	Badger Meter, Inc.	1,531,350
34,204	Horiba Ltd. (Japan)	2,092,575
31,758	Itron, Inc.(b)	2,318,334
721,355	Opus Group AB (Sweden)	628,696
134,123	Pure Technologies Ltd. (Canada)	539,474
90,092	Trimble, Inc.(b)	3,372,144
17,633	Vaisala Oyj, Class A (Finland)	843,630

		11,326,203

	Independent Power & Renewable Electricity Producers - 3.9%
15,854,214	Energy Development Corp. (Philippines)	1,875,736
42,029	Ormat Technologies, Inc.	2,492,320

		4,368,056

	Industrial Conglomerates - 7.1%
43,726	Raven Industries, Inc.	1,504,174
14,142	Roper Technologies, Inc.	3,287,449
23,321	Siemens AG (Germany)	3,155,106

		7,946,729

	Life Sciences Tools & Services - 2.9%

5,742	Eurofins Scientific SE (Luxembourg)	$3,184,524

	Machinery - 10.2%
63,111	Donaldson Co., Inc.	2,997,141
12,975	Kadant, Inc.	1,012,699
11,431	Lindsay Corp.(c)	1,047,880
41,386	Woodward, Inc.	2,894,537
60,155	Xylem, Inc.	3,412,593

		11,364,850

	Mortgage REITs - 1.2%
59,423	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,381,585

	Professional Services - 7.0%
58,746	Intertek Group PLC (United Kingdom)	3,331,029
34,976	Mistras Group, Inc.(b)	704,766
77,339	Ricardo PLC (United Kingdom)	787,640
1,344	SGS SA (Switzerland)	2,978,154

		7,801,589

	Semiconductors & Semiconductor Equipment - 9.9%
32,087	Advanced Energy Industries, Inc.(b)	2,327,912
80,639	Cree, Inc.(b)	2,089,357
760,023	Meyer Burger Technology AG (Switzerland)(b)(c)	1,197,321
25,620	Power Integrations, Inc.	1,810,053
32,309	SMA Solar Technology AG (Germany)(c)	1,167,911
46,611	SolarEdge Technologies, Inc.(b)	1,069,722
121,152	SunPower Corp.(b)(c)	1,349,633

		11,011,909

	Software - 6.8%
26,789	ANSYS, Inc.(b)	3,470,515
30,996	Autodesk, Inc.(b)	3,434,047
65,728	Silver Spring Networks, Inc.(b)	743,383

		7,647,945

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $78,733,141) - 100.0%	111,658,429

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.4%
3,859,781	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $3,859,781)	3,859,781

	Total Investments (Cost $82,592,922)(f) - 103.4%	115,518,210
	Other assets less liabilities - (3.4)%	(3,852,346)

	Net Assets - 100.0%	$111,665,864

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $84,237,227. The net unrealized appreciation was $31,280,983, which consisted of aggregate gross unrealized appreciation of $34,744,088 and aggregate gross unrealized depreciation of $3,463,105.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.9%
20,539	Amazon.com, Inc.(b)	$20,288,013
176,955	CBS Corp., Class B	11,648,948
25,831	Charter Communications, Inc., Class A(b)	10,123,427
55,999	Cracker Barrel Old Country Store, Inc.	8,705,045
165,569	Domino’s Pizza, Inc.	30,878,618
49,783	Home Depot, Inc. (The)	7,447,537
146,474	Liberty Ventures, Series A(b)	8,873,395
3,109	NVR, Inc.(b)	8,115,858
63,936	Pool Corp.	6,912,760
21,062	Priceline Group, Inc. (The)(b)	42,724,267
324,687	Service Corp. International	11,276,380
2,491,650	Sirius XM Holdings, Inc.	14,601,069
154,321	Texas Roadhouse, Inc.	7,299,383
39,671	Vail Resorts, Inc.	8,361,060
78,127	Visteon Corp.(b)	8,714,286
226,868	Wyndham Worldwide Corp.	23,678,213

		229,648,259

	Consumer Staples - 1.3%
298,091	Altria Group, Inc.	19,366,972

	Energy - 0.7%
226,041	Cheniere Energy, Inc.(b)	10,217,053

	Financials - 13.2%
86,379	American Financial Group, Inc.	8,758,830
59,244	Ameriprise Financial, Inc.	8,583,271
317,686	Arch Capital Group Ltd.(b)	30,898,140
71,060	Chubb Ltd.	10,407,448
85,186	Credit Acceptance Corp.(b)	21,219,832
9,519	Markel Corp.(b)	10,199,704
171,780	MarketAxess Holdings, Inc.	34,852,444
125,366	RenaissanceRe Holdings Ltd. (Bermuda)	18,417,519
399,777	W.R. Berkley Corp.	27,572,620
198,939	Western Alliance Bancorp(b)	10,022,547
10,856	White Mountains Insurance Group Ltd.	9,386,098

		190,318,453

	Health Care - 13.1%
110,909	ABIOMED, Inc.(b)	16,424,514
58,714	Align Technology, Inc.(b)	9,818,742
49,325	Becton, Dickinson and Co.	9,934,055
60,321	Cooper Cos., Inc. (The)	14,710,482
159,305	Danaher Corp.	12,981,765
1,382,811	Exelixis, Inc.(b)	37,488,006
50,563	IDEXX Laboratories, Inc.(b)	8,416,717
82,059	Masimo Corp.(b)	7,762,781
31,312	Mettler-Toledo International, Inc.(b)	17,944,281
97,566	NuVasive, Inc.(b)	6,418,867
99,253	PRA Health Sciences, Inc.(b)	7,384,423
40,335	UnitedHealth Group, Inc.	7,736,656
44,561	Waters Corp.(b)	7,728,660
273,288	West Pharmaceutical Services, Inc.	24,240,646

		188,990,595

	Industrials - 19.0%
34,751	3M Co.	6,990,859
226,781	A.O. Smith Corp.	12,144,122
382,504	Copart, Inc.(b)	12,045,051
42,426	Huntington Ingalls Industries, Inc.	8,744,423
111,900	IDEX Corp.	13,040,826
50,522	Illinois Tool Works, Inc.	7,108,951

39,963	Lennox International, Inc.	$6,833,673
78,505	Lockheed Martin Corp.	22,933,666
486,512	Macquarie Infrastructure Corp.	36,882,475
64,314	Northrop Grumman Corp.	16,922,943
133,583	Old Dominion Freight Line, Inc.	12,811,945
765,379	Rollins, Inc.	33,225,102
122,358	Roper Technologies, Inc.	28,443,341
57,571	Stanley Black & Decker, Inc.	8,099,664
76,801	Teledyne Technologies, Inc.(b)	10,471,048
125,507	Toro Co. (The)	8,922,293
52,480	TransDigm Group, Inc.	14,806,707
134,093	Union Pacific Corp.	13,806,215

		274,233,304

	Information Technology - 26.5%
121,626	Activision Blizzard, Inc.	7,514,054
1,183,112	Advanced Micro Devices, Inc.(b)	16,102,154
267,534	Amphenol Corp., Class A	20,498,455
207,096	ANSYS, Inc.(b)	26,829,287
293,217	Apple, Inc.	43,610,164
135,730	Aspen Technology, Inc.(b)	7,718,965
270,373	Cadence Design Systems, Inc.(b)	9,976,764
113,932	Cirrus Logic, Inc.(b)	6,999,982
32,648	Coherent, Inc.(b)	8,651,720
30,404	CoStar Group, Inc.(b)	8,377,822
104,079	Electronic Arts, Inc.(b)	12,150,182
64,457	Facebook, Inc., Class A(b)	10,909,347
57,971	Fair Isaac Corp.	8,263,766
154,187	Fiserv, Inc.(b)	19,813,030
123,451	Gartner, Inc.(b)	15,841,232
54,175	Intuit, Inc.	7,433,352
80,050	IPG Photonics Corp.(b)	12,218,832
79,051	Jack Henry & Associates, Inc.	8,483,753
63,120	Littelfuse, Inc.	11,372,962
73,402	LogMeIn, Inc.	8,547,663
249,275	Mastercard, Inc., Class A	31,857,345
178,682	MAXIMUS, Inc.	10,785,246
92,380	Monolithic Power Systems, Inc.	9,452,322
114,149	NVIDIA Corp.	18,550,354
137,326	Take-Two Interactive Software, Inc.(b)	10,914,671
60,723	Ultimate Software Group, Inc. (The)(b)	13,705,788
65,923	Universal Display Corp.	7,950,314
82,702	Visa, Inc., Class A	8,233,811

		382,763,337

	Materials - 3.4%
82,574	Ecolab, Inc.	10,872,519
68,909	Packaging Corp. of America	7,544,157
147,265	RPM International, Inc.	7,638,636
69,023	Sherwin-Williams Co. (The)	23,279,387

		49,334,699

	Real Estate - 4.1%
312,716	American Tower Corp. REIT	42,632,573
18,477	Equinix, Inc. REIT	8,328,138
60,902	SBA Communications Corp. REIT(b)	8,377,070

		59,337,781

	Utilities - 2.8%
90,613	Atmos Energy Corp.	7,861,584
182,859	CMS Energy Corp.	8,455,400
59,927	NextEra Energy, Inc.	8,754,735
317,021	UGI Corp.	16,000,050

		41,071,769

	Total Common Stocks and Other Equity Interests (Cost $1,192,836,515)	1,445,282,222

	Money Market Fund - 0.1%
1,002,391	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $1,002,391)	1,002,391

	Total Investments (Cost $1,193,838,906)(d) - 100.1%	1,446,284,613
	Other assets less liabilities - (0.1)%	(1,175,359)

	Net Assets - 100.0%	$1,445,109,254

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,197,460,660. The net unrealized appreciation was $248,823,953, which consisted of aggregate gross unrealized appreciation of $259,531,552 and aggregate gross unrealized depreciation of $10,707,599.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -87.6%
	Capital Markets - 51.6%
1,311,019	3i Group PLC (United Kingdom)	$16,177,653
149,691	Alaris Royalty Corp. (Canada)(b)	2,698,041
1,942,690	Allied Minds PLC (United Kingdom)(c)	4,149,055
122,178	Altamir (France)	2,421,446
243,395	Apollo Global Management LLC, Class A	6,839,400
586,021	Apollo Investment Corp.	3,744,674
643,971	Ares Capital Corp.	10,554,685
102,439	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)	6,012,211
199,262	BlackRock Capital Investment Corp.	1,512,399
1,422,161	Brait SE (South Africa)(c)	6,781,101
195,887	Bure Equity AB (Sweden)	2,403,469
308,497	Carlyle Group LP (The)(b)	6,324,189
50,861	Deutsche Beteiligungs AG (Germany)	2,387,213
451,060	Fifth Street Finance Corp.	2,390,618
588,668	FS Investment Corp.(b)	5,356,879
74,114	Gimv NV (Belgium)	4,673,106
91,641	Goldman Sachs BDC, Inc.	2,065,588
131,658	Golub Capital BDC, Inc.(b)	2,575,230
281,272	Hercules Capital, Inc.	3,752,168
557,687	Intermediate Capital Group PLC (United Kingdom)	6,672,181
2,168,496	IP Group PLC (United Kingdom)(c)	4,073,842
130,739	JAFCO Co. Ltd. (Japan)	6,247,359
116,016	Main Street Capital Corp.(b)	4,495,620
238,541	Medley Capital Corp.	1,533,819
155,052	New Mountain Finance Corp.	2,248,254
26,622	Partners Group Holding AG (Switzerland)	17,327,684
242,361	PennantPark Investment Corp.	1,808,013
267,162	Princess Private Equity Holding Ltd. (Guernsey)	3,195,514
736,877	Prospect Capital Corp.(b)	6,020,285
936,146	Ratos AB, Class B (Sweden)	4,467,179
129,999	Safeguard Scientifics, Inc.(c)	1,546,988
103,080	Solar Capital Ltd.	2,252,298
127,806	Triangle Capital Corp.(b)	2,212,322
7,038,660	Zeder Investments Ltd. (South Africa)	3,585,015

		160,505,498

	Diversified Financial Services - 22.7%
49,275	Ackermans & van Haaren NV (Belgium)	8,876,955
1,186,200	Apax Global Alpha Ltd. (Guernsey)(d)	2,367,242
1,031,375	China Merchants China Direct Investments Ltd. (China)	1,608,439
176,154	Compass Diversified Holdings(b)	3,082,695
132,431	Electra Private Equity PLC (United Kingdom)	2,947,086
131,517	Eurazeo SA (France)	10,691,292
145,455	FNFV Group(c)	2,509,099
147,468	HgCapital Trust PLC (United Kingdom)	3,299,212
446,728	Leucadia National Corp.	11,628,330
189,227	Onex Corp. (Canada)	15,117,884
23,875	Riverstone Energy Ltd. (United Kingdom)(c)	428,068
54,201	Wendel SA (France)	8,128,463

		70,684,765

	Electrical Equipment - 3.1%
3,174,110	Melrose Industries PLC (United Kingdom)	9,724,981

	Food Products - 1.7%
46,810	Schouw & Co. AB (Denmark)	$5,120,592

	Health Care Providers & Services - 1.2%
115,774	Lifco AB, Class B (Sweden)	3,851,476

	Industrial Conglomerates - 3.6%
7,454,606	Fosun International Ltd. (China)	11,301,004

	Internet Software & Services - 3.7%
78,245	IAC/InterActiveCorp.(c)	8,186,774
158,235	Rocket Internet SE (Germany)(c)(d)	3,248,928

		11,435,702

	Total Common Stocks and Other Equity Interests (Cost $242,075,478)	272,624,018

	Money Market Fund - 9.7%
30,184,476	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e) (Cost $30,184,476)	30,184,476

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $272,259,954) - 97.3%	302,808,494

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.7%
26,917,324	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $26,917,324)	26,917,324
	Total Investments (Cost $299,177,278)(g) - 106.0%	329,725,818
	Other assets less liabilities - (6.0)%	(18,582,770)

	Net Assets - 100.0%	$311,143,048

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $5,616,170, which represented 1.81% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $320,792,594. The net unrealized appreciation was $8,933,224, which consisted of aggregate gross unrealized appreciation of $50,676,185 and aggregate gross unrealized depreciation of $41,742,961.

Schedule of Investments(a)

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	15.3%

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Termination Date	Notional Value(a)		Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	October-2017		$12,466,028	$(205,903)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month LIBOR plus 65 basis points	October-2017	CAD	3,578,304	(84,774)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	October-2017		10,975,615	(48,551)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	August-2018	GBP	2,857,168	(3,297)

Total Open Over-The-Counter Total Return Swap Agreements - Equity Risk							$(342,525)

Investment Abbreviations:

CAD - Canadian Dollar

GBP - Pound Sterling

LIBOR - London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 37.4%
55,147	500.com Ltd., Class A ADR (China)(b)(c)	$654,595
39,140	China Distance Education Holdings Ltd. ADR (China)	275,154
62,456	China Lodging Group Ltd. ADR (China)(c)	6,353,649
262,102	Ctrip.com International Ltd. ADR (China)(c)	15,655,352
357,831	JD.Com, Inc., Class A ADR (China)(c)	16,163,226
175,942	Jumei International Holding Ltd., Class A ADR (China)(c)	392,351
92,625	Kandi Technologies Group, Inc. (China)(b)(c)	370,500
127,341	Kingold Jewelry, Inc.(b)(c)	207,566
199,859	New Oriental Education & Technology Group, Inc. ADR (China)(c)	15,920,768
61,492	TAL Education Group ADR (China)	9,640,101
58,450	Tarena International, Inc., Class A ADR (China)	1,128,085
61,552	Tuniu Corp., Class A ADR (China)(b)(c)	489,954
578,979	Vipshop Holdings Ltd., Class A ADR (China)(c)	7,121,442

		74,372,743

	Consumer Staples - 0.3%
152,484	Pingtan Marine Enterprise Ltd.(b)	603,837

	Energy - 2.4%
21,551	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,641,971
19,720	CNOOC Ltd. ADR (China)	2,217,514
14,722	PetroChina Co. Ltd., H-Shares ADR (China)	951,188
26,179	Sino Clean Energy, Inc. (China)(c)	0

		4,810,673

	Financials - 1.6%
49,340	China Life Insurance Co. Ltd., H-Shares ADR (China)	783,519
70,496	Fanhua, Inc. ADR (China)	622,480
48,536	Noah Holdings Ltd. ADR (China)(b)(c)	1,552,181
19,577	Yintech Investment Holdings Ltd. ADR (China)(b)	191,855

		3,150,035

	Health Care - 3.5%
52,467	China Biologic Products Holdings, Inc. (China)(c)	5,220,467
89,273	iKang Healthcare Group, Inc., Class A ADR (China)(b)(c)	1,047,172
109,967	Sinovac Biotech Ltd. (China)(c)	727,432

		6,995,071

	Industrials - 2.6%
51,681	51job, Inc. ADR (China)(c)	2,545,806
57,061	eHi Car Services Ltd., Class A ADR (China)(c)	540,938
139,068	ZTO Express Cayman, Inc. ADR (China)(b)(c)	2,083,239

		5,169,983

	Information Technology - 47.3%
114,697	21Vianet Group, Inc., Class A ADR (China)(b)(c)	511,549
166,558	58.com, Inc., Class A ADR (China)(c)	8,502,786

97,094	Autohome, Inc., Class A ADR (China)(b)(c)	$4,726,536
76,970	Baidu, Inc. ADR (China)(c)	17,422,160
60,992	Baozun, Inc. ADR (China)(b)(c)	1,979,800
53,053	Bitauto Holdings Ltd. ADR (China)(b)(c)	1,676,475
111,551	Canadian Solar, Inc. (Canada)(b)(c)	1,889,674
35,937	Changyou.com Ltd., Class A ADR (China)(c)	1,521,213
73,063	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	806,616
35,355	China Customer Relations Center, Inc. (China)(b)(c)	518,658
13,827	Daqo New Energy Corp. ADR (China)(c)	350,653
573,922	Fang Holdings Ltd. ADR (China)(b)(c)	1,836,550
38,714	GDS Holdings Ltd. ADR (China)(c)	362,363
116,348	Hollysys Automation Technologies Ltd. (China)	2,230,391
77,707	JA Solar Holdings Co. Ltd. ADR (China)(c)	488,000
43,960	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	1,214,175
151,896	Momo, Inc., Class A ADR (China)(c)	6,672,791
50,298	NetEase, Inc. ADR (China)	15,656,761
164,567	NQ Mobile, Inc., Class A ADR (China)(b)(c)	562,819
60,060	Phoenix New Media Ltd., Class A ADR (China)(c)	161,561
30,229	Renren, Inc., Class A ADR (China)(c)	211,603
31,393	Semiconductor Manufacturing International Corp. ADR (China)(c)	173,603
73,105	SINA Corp. (China)(c)	6,931,085
74,930	Sohu.com, Inc. (China)(c)	4,258,272
97,402	Weibo Corp., Class A ADR (China)(b)(c)	7,495,084
19,352	Yirendai Ltd. ADR (China)(c)	740,408
73,936	YY, Inc., Class A ADR (China)(c)	5,286,424

		94,188,010

	Real Estate - 0.6%
70,300	Nam Tai Property, Inc. (China)	685,425
81,489	Xinyuan Real Estate Co. Ltd. ADR (China)	449,819

		1,135,244

	Telecommunication Services - 4.1%
129,959	China Mobile Ltd. ADR (China)	6,943,709
8,333	China Telecom Corp. Ltd., H-Shares ADR (China)	398,067
60,239	China Unicom (Hong Kong) Ltd. ADR (China)(b)(c)	878,285

		8,220,061

	Utilities - 0.2%
14,280	Huaneng Power International, Inc., H-Shares ADR (China)(b)	406,266

	Total Common Stocks and Other Equity Interests (Cost $154,395,758)	199,051,923

	Money Market Fund - 0.1%
146,039	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $146,039)	146,039

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $154,541,797) - 100.1%	199,197,962

	Investments Purchased with Cash Collateral from Securities on Loan

Schedule of Investments(a)

	Money Market Fund - 10.4%
20,710,459	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $20,710,459)	$20,710,459

	Total Investments (Cost $175,252,256)(f) - 110.5%	219,908,421
	Other assets less liabilities - (10.5)%	(20,850,633)

	Net Assets -100.0%	$199,057,788

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $180,396,219. The net unrealized appreciation was $39,512,202, which consisted of aggregate gross unrealized appreciation of $59,499,408 and aggregate gross unrealized depreciation of $19,987,206.

This Fund has holdings greater than 10% of net assets in the following country:

China	98.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.6%(b)
	Consumer Discretionary - 12.4%
1,112	Advance Auto Parts, Inc.	$124,555
5,975	Amazon.com, Inc.(c)	5,901,985
992	AutoNation, Inc.(c)	42,041
425	AutoZone, Inc.(c)	229,423
3,997	Best Buy Co., Inc.	233,185
3,005	BorgWarner, Inc.	140,454
2,790	CarMax, Inc.(c)	184,837
6,304	Carnival Corp.	420,981
5,548	CBS Corp., Class B	365,225
3,249	Charter Communications, Inc., Class A(c)	1,273,316
432	Chipotle Mexican Grill, Inc.(c)	148,509
4,235	Coach, Inc.	199,638
71,288	Comcast Corp., Class A	2,883,600
5,148	D.R. Horton, Inc.	183,732
1,873	Darden Restaurants, Inc.	157,107
4,035	Delphi Automotive PLC	364,845
2,316	Discovery Communications, Inc., Class A(c)	56,974
3,176	Discovery Communications, Inc., Class C(c)	73,461
3,426	DISH Network Corp., Class A(c)	219,367
3,800	Dollar General Corp.	285,608
3,566	Dollar Tree, Inc.(c)	257,037
1,831	Expedia, Inc.	286,497
1,977	Foot Locker, Inc.	93,295
58,913	Ford Motor Co.	661,004
3,316	Gap, Inc. (The)	79,020
1,728	Garmin Ltd.	86,728
20,685	General Motors Co.	744,246
2,220	Genuine Parts Co.	188,545
3,793	Goodyear Tire & Rubber Co. (The)	119,517
3,121	H&R Block, Inc.	95,190
5,485	Hanesbrands, Inc.	125,716
2,636	Harley-Davidson, Inc.	128,294
1,695	Hasbro, Inc.	179,467
3,087	Hilton Worldwide Holdings, Inc.	193,030
18,008	Home Depot, Inc. (The)	2,693,997
5,951	Interpublic Group of Cos., Inc. (The)	128,601
2,568	Kohl’s Corp.	106,187
3,629	L Brands, Inc.	168,349
1,993	Leggett & Platt, Inc.	96,023
3,061	Lennar Corp., Class A	160,519
4,644	LKQ Corp.(c)	160,497
12,924	Lowe’s Cos., Inc.	1,000,318
4,587	Macy’s, Inc.	108,941
4,679	Marriott International, Inc., Class A	487,505
5,160	Mattel, Inc.	103,303
12,277	McDonald’s Corp.	1,904,654
7,272	MGM Resorts International	239,467
2,348	Michael Kors Holdings Ltd.(c)	85,561
952	Mohawk Industries, Inc.(c)	237,038
6,492	Netflix, Inc.(c)	1,179,337
7,277	Newell Brands, Inc.	383,643
5,757	News Corp., Class A	82,383
1,804	News Corp., Class B	26,519
19,961	NIKE, Inc., Class B	1,178,697
1,676	Nordstrom, Inc.	81,403
3,506	Omnicom Group, Inc.	276,062
1,371	O’Reilly Automotive, Inc.(c)	280,095
741	Priceline Group, Inc. (The)(c)	1,503,118

4,278	PulteGroup, Inc.	$104,469
1,175	PVH Corp.	140,166
831	Ralph Lauren Corp., Class A	62,865
5,905	Ross Stores, Inc.	326,665
2,527	Royal Caribbean Cruises Ltd.	285,728
1,445	Scripps Networks Interactive, Inc., Class A	126,307
1,031	Signet Jewelers Ltd.	63,056
9,838	Staples, Inc.	99,856
21,812	Starbucks Corp.	1,177,412
8,310	Target Corp.	470,928
1,615	Tiffany & Co.	154,249
11,682	Time Warner, Inc.	1,196,470
9,689	TJX Cos., Inc. (The)	681,234
1,937	Tractor Supply Co.	108,704
1,664	TripAdvisor, Inc.(c)	64,929
15,851	Twenty-First Century Fox, Inc., Class A	461,264
7,337	Twenty-First Century Fox, Inc., Class B	210,498
879	Ulta Beauty, Inc.(c)	220,814
2,782	Under Armour, Inc., Class A(c)	55,696
2,777	Under Armour, Inc., Class C(c)	50,291
4,826	VF Corp.	300,129
5,307	Viacom, Inc., Class B	185,320
21,912	Walt Disney Co. (The)	2,408,786
1,114	Whirlpool Corp.	198,158
1,572	Wyndham Worldwide Corp.	164,070
1,202	Wynn Resorts Ltd.	155,467
4,983	Yum! Brands, Inc.	376,117

		39,248,294

	Consumer Staples - 8.7%
29,096	Altria Group, Inc.	1,890,367
8,595	Archer-Daniels-Midland Co.	362,537
2,665	Brown-Forman Corp., Class B	131,651
2,889	Campbell Soup Co.	152,626
3,754	Church & Dwight Co., Inc.	200,276
1,941	Clorox Co. (The)	259,104
57,921	Coca-Cola Co. (The)	2,655,099
13,305	Colgate-Palmolive Co.	960,621
6,088	Conagra Brands, Inc.	208,453
2,583	Constellation Brands, Inc., Class A	499,423
6,606	Costco Wholesale Corp.	1,047,117
7,094	Coty, Inc., Class A	145,285
15,346	CVS Health Corp.	1,226,606
2,769	Dr Pepper Snapple Group, Inc.	252,422
3,373	Estee Lauder Cos., Inc. (The), Class A	333,893
8,678	General Mills, Inc.	483,017
2,109	Hershey Co. (The)	222,099
4,063	Hormel Foods Corp.	138,833
1,754	JM Smucker Co. (The)	213,813
3,799	Kellogg Co.	258,332
5,346	Kimberly-Clark Corp.	658,413
8,987	Kraft Heinz Co. (The)	786,003
13,746	Kroger Co. (The)	337,052
1,706	McCormick & Co., Inc.	162,582
2,782	Molson Coors Brewing Co., Class B	247,542
22,855	Mondelez International, Inc., Class A	1,006,077
6,072	Monster Beverage Corp.(c)	320,298
21,517	PepsiCo, Inc.	2,509,097
23,394	Philip Morris International, Inc.	2,730,314
38,524	Procter & Gamble Co. (The)	3,498,750
7,416	Sysco Corp.	390,230
4,341	Tyson Foods, Inc., Class A	275,046
12,862	Walgreens Boots Alliance, Inc.	1,037,578
22,249	Wal-Mart Stores, Inc.	1,779,697
4,814	Whole Foods Market, Inc.	201,033

		27,581,286

	Energy - 6.1%
8,439	Anadarko Petroleum Corp.	385,409
2,277	Andeavor(c)	226,630
5,730	Apache Corp.	283,520
6,408	Baker Hughes A GE Co.	236,391

Schedule of Investments(a)

7,011	Cabot Oil & Gas Corp.	$174,364
11,490	Chesapeake Energy Corp.(c)	56,990
28,537	Chevron Corp.	3,115,955
1,433	Cimarex Energy Co.	141,910
2,232	Concho Resources, Inc.(c)	290,740
18,634	ConocoPhillips	845,425
7,918	Devon Energy Corp.	263,749
8,695	EOG Resources, Inc.	827,242
2,611	EQT Corp.	166,321
63,825	Exxon Mobil Corp.	5,108,553
13,072	Halliburton Co.	554,776
1,636	Helmerich & Payne, Inc.	82,814
4,071	Hess Corp.	181,322
28,919	Kinder Morgan, Inc.	590,815
12,803	Marathon Oil Corp.	156,581
7,813	Marathon Petroleum Corp.	437,450
5,725	National Oilwell Varco, Inc.	187,265
3,001	Newfield Exploration Co.(c)	86,219
6,856	Noble Energy, Inc.	198,207
11,516	Occidental Petroleum Corp.	713,186
5,723	ONEOK, Inc.	323,750
6,607	Phillips 66	553,336
2,563	Pioneer Natural Resources Co.	418,025
2,834	Range Resources Corp.	59,826
20,930	Schlumberger Ltd.	1,435,798
7,028	TechnipFMC PLC (United Kingdom)(c)	200,579
6,737	Valero Energy Corp.	464,651
12,445	Williams Cos., Inc. (The)	395,502

		19,163,301

	Financials - 14.6%
853	Affiliated Managers Group, Inc.	158,513
5,977	Aflac, Inc.	476,666
5,490	Allstate Corp. (The)	499,590
11,308	American Express Co.	963,781
13,247	American International Group, Inc.	867,016
2,297	Ameriprise Financial, Inc.	332,789
3,947	Aon PLC	545,357
2,704	Arthur J. Gallagher & Co.	158,968
826	Assurant, Inc.	86,953
149,904	Bank of America Corp.	3,615,685
15,663	Bank of New York Mellon Corp. (The)	830,609
12,221	BB&T Corp.	578,298
28,612	Berkshire Hathaway, Inc., Class B(c)	5,006,242
1,826	BlackRock, Inc.	778,844
7,275	Capital One Financial Corp.	626,960
1,384	CBOE Holdings, Inc.	130,830
18,328	Charles Schwab Corp. (The)	786,271
7,033	Chubb Ltd.	1,030,053
2,258	Cincinnati Financial Corp.	171,969
41,472	Citigroup, Inc.	2,838,758
7,629	Citizens Financial Group, Inc.	267,625
5,118	CME Group, Inc.	627,569
2,666	Comerica, Inc.	192,778
5,727	Discover Financial Services	349,003
4,137	E*TRADE Financial Corp.(c)	169,617
619	Everest Re Group Ltd.	162,419
11,301	Fifth Third Bancorp	301,737
5,157	Franklin Resources, Inc.	230,930
5,514	Goldman Sachs Group, Inc. (The)	1,242,470
5,534	Hartford Financial Services Group, Inc. (The)	304,370
16,375	Huntington Bancshares, Inc.	216,969
8,918	Intercontinental Exchange, Inc.	594,920
6,124	Invesco Ltd.(d)	212,931
53,515	JPMorgan Chase & Co.	4,912,677
16,511	KeyCorp	297,858
4,877	Leucadia National Corp.	126,948
3,379	Lincoln National Corp.	246,870
4,158	Loews Corp.	202,411
2,318	M&T Bank Corp.	378,182

7,762	Marsh & McLennan Cos., Inc.	$605,203
16,274	MetLife, Inc.	895,070
2,507	Moody’s Corp.	329,996
21,454	Morgan Stanley	1,006,193
1,717	Nasdaq, Inc.	127,693
4,292	Navient Corp.	63,307
3,250	Northern Trust Corp.	284,408
5,186	People’s United Financial, Inc.	90,444
7,289	PNC Financial Services Group, Inc. (The)	938,823
4,037	Principal Financial Group, Inc.	269,470
8,749	Progressive Corp. (The)	412,340
6,462	Prudential Financial, Inc.	731,692
1,931	Raymond James Financial, Inc.	160,640
18,106	Regions Financial Corp.	264,348
3,884	S&P Global, Inc.	596,544
5,327	State Street Corp.	496,636
7,282	SunTrust Banks, Inc.	417,186
11,602	Synchrony Financial	351,773
3,634	T. Rowe Price Group, Inc.	300,605
1,639	Torchmark Corp.	129,432
4,209	Travelers Cos., Inc. (The)	539,131
23,862	U.S. Bancorp	1,259,436
3,437	Unum Group	172,297
67,747	Wells Fargo & Co.	3,654,273
1,914	Willis Towers Watson PLC	284,956
3,938	XL Group Ltd. (Bermuda)	174,847
3,052	Zions Bancorporation	138,317

		46,217,496

	Health Care - 14.4%
26,138	Abbott Laboratories	1,285,467
23,973	AbbVie, Inc.	1,675,952
4,997	Aetna, Inc.	771,087
4,855	Agilent Technologies, Inc.	290,280
3,383	Alexion Pharmaceuticals, Inc.(c)	464,621
1,138	Align Technology, Inc.(c)	190,308
5,059	Allergan PLC	1,276,537
2,500	AmerisourceBergen Corp.	234,550
11,085	Amgen, Inc.	1,934,443
3,992	Anthem, Inc.	743,350
7,347	Baxter International, Inc.	444,347
3,425	Becton, Dickinson and Co.	689,795
3,218	Biogen, Inc.(c)	931,901
20,627	Boston Scientific Corp.(c)	549,091
24,815	Bristol-Myers Squibb Co.	1,411,974
1,091	C.R. Bard, Inc.	349,775
4,758	Cardinal Health, Inc.	367,603
11,761	Celgene Corp.(c)	1,592,557
2,595	Centene Corp.(c)	206,095
4,428	Cerner Corp.(c)	285,030
3,856	Cigna Corp.	669,247
737	Cooper Cos., Inc. (The)	179,732
9,200	Danaher Corp.	749,708
2,346	DaVita, Inc.(c)	151,974
3,453	DENTSPLY Sirona, Inc.	214,190
3,161	Edwards Lifesciences Corp.(c)	364,084
14,626	Eli Lilly & Co.	1,208,985
1,770	Envision Healthcare Corp.(c)	99,881
8,939	Express Scripts Holding Co.(c)	559,939
19,683	Gilead Sciences, Inc.	1,497,680
4,311	HCA Healthcare, Inc.(c)	346,346
1,195	Henry Schein, Inc.(c)	217,741
4,218	Hologic, Inc.(c)	186,478
2,174	Humana, Inc.	502,629
1,328	IDEXX Laboratories, Inc.(c)	221,059
2,198	Illumina, Inc.(c)	382,122
2,561	Incyte Corp.(c)	341,356
555	Intuitive Surgical, Inc.(c)	520,734
40,577	Johnson & Johnson	5,385,379
1,542	Laboratory Corp. of America Holdings(c)	245,039
3,177	McKesson Corp.	514,261

Schedule of Investments(a)

20,619	Medtronic PLC	$1,731,377
41,199	Merck & Co., Inc.	2,631,792
389	Mettler-Toledo International, Inc.(c)	222,928
6,943	Mylan NV(c)	270,708
1,230	Patterson Cos., Inc.	51,316
1,658	PerkinElmer, Inc.	109,146
2,160	Perrigo Co. PLC	161,827
89,893	Pfizer, Inc.	2,980,852
2,062	Quest Diagnostics, Inc.	223,335
1,147	Regeneron Pharmaceuticals, Inc.(c)	563,888
2,136	ResMed, Inc.	164,728
4,672	Stryker Corp.	687,251
5,892	Thermo Fisher Scientific, Inc.	1,034,223
14,515	UnitedHealth Group, Inc.	2,784,122
1,347	Universal Health Services, Inc., Class B	149,288
1,385	Varian Medical Systems, Inc.(c)	134,511
3,751	Vertex Pharmaceuticals, Inc.(c)	569,477
1,206	Waters Corp.(c)	209,169
3,031	Zimmer Biomet Holdings, Inc.	367,721
7,392	Zoetis, Inc.	462,148

		45,763,134

	Industrials - 10.2%
9,001	3M Co.	1,810,731
2,218	A.O. Smith Corp.	118,774
665	Acuity Brands, Inc.	134,762
1,862	Alaska Air Group, Inc.	158,698
1,436	Allegion PLC	116,661
7,419	American Airlines Group, Inc.	374,214
3,467	AMETEK, Inc.	213,498
6,639	Arconic, Inc.	164,581
8,455	Boeing Co. (The)	2,049,999
2,122	C.H. Robinson Worldwide, Inc.	139,203
8,874	Caterpillar, Inc.	1,011,192
1,300	Cintas Corp.	175,305
13,898	CSX Corp.	685,727
2,328	Cummins, Inc.	390,871
4,433	Deere & Co.	568,665
11,087	Delta Air Lines, Inc.	547,254
2,346	Dover Corp.	197,064
6,738	Eaton Corp. PLC	527,249
9,707	Emerson Electric Co.	578,634
1,811	Equifax, Inc.	263,392
2,714	Expeditors International of Washington, Inc.	159,800
4,357	Fastenal Co.	187,177
3,705	FedEx Corp.	770,751
1,968	Flowserve Corp.	80,944
2,106	Fluor Corp.	91,464
4,542	Fortive Corp.	294,049
2,317	Fortune Brands Home & Security, Inc.	152,157
4,271	General Dynamics Corp.	838,525
131,178	General Electric Co.	3,359,469
11,483	Honeywell International, Inc.	1,563,066
4,780	IHS Markit Ltd.(c)	222,987
4,683	Illinois Tool Works, Inc.	658,945
3,856	Ingersoll-Rand PLC	338,865
1,292	J.B. Hunt Transport Services, Inc.	117,197
1,814	Jacobs Engineering Group, Inc.	95,634
14,130	Johnson Controls International PLC	550,364
1,598	Kansas City Southern	164,898
1,172	L3 Technologies, Inc.	205,065
3,749	Lockheed Martin Corp.	1,095,195
4,819	Masco Corp.	183,748
5,059	Nielsen Holdings PLC	217,588
4,365	Norfolk Southern Corp.	491,412
2,629	Northrop Grumman Corp.	691,769
5,291	PACCAR, Inc.	362,169
2,006	Parker-Hannifin Corp.	332,956
2,525	Pentair PLC (United Kingdom)	159,252
2,231	Quanta Services, Inc.(c)	75,252

4,385	Raytheon Co.	$753,211
3,463	Republic Services, Inc.	222,394
1,916	Robert Half International, Inc.	86,699
1,941	Rockwell Automation, Inc.	320,323
2,447	Rockwell Collins, Inc.	260,679
1,538	Roper Technologies, Inc.	357,523
873	Snap-on, Inc.	134,617
9,107	Southwest Airlines Co.	505,530
2,304	Stanley Black & Decker, Inc.	324,150
1,285	Stericycle, Inc.(c)	99,048
4,032	Textron, Inc.	198,092
737	TransDigm Group, Inc.	207,937
12,162	Union Pacific Corp.	1,252,200
4,244	United Continental Holdings, Inc.(c)	287,234
10,375	United Parcel Service, Inc., Class B	1,144,259
1,272	United Rentals, Inc.(c)	151,317
11,223	United Technologies Corp.	1,330,711
2,316	Verisk Analytics, Inc.(c)	202,094
809	W.W. Grainger, Inc.	134,893
6,123	Waste Management, Inc.	460,143
2,707	Xylem, Inc.	153,568

		32,273,794

	Information Technology - 22.9%
9,339	Accenture PLC, Class A	1,203,050
10,443	Activision Blizzard, Inc.	645,169
7,452	Adobe Systems, Inc.(c)	1,091,643
11,672	Advanced Micro Devices, Inc.(c)	158,856
2,604	Akamai Technologies, Inc.(c)	122,753
839	Alliance Data Systems Corp.	202,560
4,483	Alphabet, Inc., Class A(c)	4,238,676
4,495	Alphabet, Inc., Class C(c)	4,182,597
4,604	Amphenol Corp., Class A	352,758
5,528	Analog Devices, Inc.	436,767
1,287	ANSYS, Inc.(c)	166,731
78,535	Apple, Inc.	11,680,511
16,186	Applied Materials, Inc.	717,202
2,921	Autodesk, Inc.(c)	323,618
6,739	Automatic Data Processing, Inc.	801,334
6,046	Broadcom Ltd.	1,491,306
4,720	CA, Inc.	146,509
75,315	Cisco Systems, Inc.	2,368,657
2,277	Citrix Systems, Inc.(c)	179,837
8,872	Cognizant Technology Solutions Corp., Class A	615,007
13,861	Corning, Inc.	403,910
2,189	CSRA, Inc.	71,383
4,265	DXC Technology Co.	334,291
15,161	eBay, Inc.(c)	541,703
4,670	Electronic Arts, Inc.(c)	545,176
974	F5 Networks, Inc.(c)	117,610
35,604	Facebook, Inc., Class A(c)	6,025,977
4,979	Fidelity National Information Services, Inc.	454,184
3,199	Fiserv, Inc.(c)	411,071
2,056	FLIR Systems, Inc.	76,730
1,363	Gartner, Inc.(c)	174,900
2,297	Global Payments, Inc.	216,768
1,837	Harris Corp.	210,281
25,077	Hewlett Packard Enterprise Co.	439,098
25,355	HP, Inc.	484,280
70,931	Intel Corp.	2,515,923
12,877	International Business Machines Corp.	1,862,916
3,667	Intuit, Inc.	503,149
5,755	Juniper Networks, Inc.	160,852
2,362	KLA-Tencor Corp.	218,792
2,430	Lam Research Corp.	387,488
14,128	Mastercard, Inc., Class A	1,805,558
3,455	Microchip Technology, Inc.	276,538
15,664	Micron Technology, Inc.(c)	440,472
116,293	Microsoft Corp.	8,454,501
2,463	Motorola Solutions, Inc.	223,345

Schedule of Investments(a)

4,082	NetApp, Inc.	$177,240
8,962	NVIDIA Corp.	1,456,415
45,244	Oracle Corp.	2,259,033
4,816	Paychex, Inc.	278,606
16,828	PayPal Holdings, Inc.(c)	985,279
1,914	Qorvo, Inc.(c)	131,224
22,254	QUALCOMM, Inc.	1,183,690
2,678	Red Hat, Inc.(c)	264,774
10,072	salesforce.com, inc.(c)	914,538
4,473	Seagate Technology PLC	147,430
2,780	Skyworks Solutions, Inc.	291,539
9,162	Symantec Corp.	283,930
2,265	Synopsys, Inc.(c)	173,431
5,348	TE Connectivity Ltd.	429,926
15,007	Texas Instruments, Inc.	1,221,270
2,495	Total System Services, Inc.	158,333
1,331	VeriSign, Inc.(c)	134,657
27,810	Visa, Inc., Class A	2,768,764
4,387	Western Digital Corp.	373,421
7,098	Western Union Co. (The)	140,186
3,216	Xerox Corp.	98,635
3,736	Xilinx, Inc.	236,339

		72,591,097

	Materials - 2.9%
3,280	Air Products & Chemicals, Inc.	466,252
1,669	Albemarle Corp.	193,270
1,335	Avery Dennison Corp.	124,062
5,273	Ball Corp.	220,939
3,512	CF Industries Holdings, Inc.	103,077
16,930	Dow Chemical Co. (The)	1,087,583
13,059	E.I. du Pont de Nemours & Co.	1,073,580
2,197	Eastman Chemical Co.	182,703
3,932	Ecolab, Inc.	517,726
2,018	FMC Corp.	154,135
20,050	Freeport-McMoRan, Inc.(c)	293,131
1,190	International Flavors & Fragrances, Inc.	158,484
6,220	International Paper Co.	341,976
4,975	LyondellBasell Industries NV, Class A	448,198
944	Martin Marietta Materials, Inc.	213,750
6,609	Monsanto Co.	772,063
5,287	Mosaic Co. (The)	127,628
8,031	Newmont Mining Corp.	298,512
4,806	Nucor Corp.	277,162
1,419	Packaging Corp. of America	155,352
3,859	PPG Industries, Inc.	406,160
4,306	Praxair, Inc.	560,469
2,949	Sealed Air Corp.	128,311
1,220	Sherwin-Williams Co. (The)	411,469
1,991	Vulcan Materials Co.	245,132
3,783	WestRock Co.	217,220

		9,178,344

	Real Estate - 3.0%
1,372	Alexandria Real Estate Equities, Inc. REIT	166,355
6,401	American Tower Corp. REIT	872,648
2,366	Apartment Investment & Management Co., Class A REIT	107,771
2,076	AvalonBay Communities, Inc. REIT	399,319
2,318	Boston Properties, Inc. REIT	280,269
4,530	CBRE Group, Inc., Class A(c)	172,095
6,064	Crown Castle International Corp. REIT	609,917
2,407	Digital Realty Trust, Inc. REIT	277,623
5,356	Duke Realty Corp. REIT	153,128
1,173	Equinix, Inc. REIT	528,706
5,530	Equity Residential REIT	376,372
987	Essex Property Trust, Inc. REIT	258,298
1,897	Extra Space Storage, Inc. REIT	150,812
1,088	Federal Realty Investment Trust REIT	144,301
8,774	GGP, Inc. REIT	198,380
7,058	HCP, Inc. REIT	223,386
11,142	Host Hotels & Resorts, Inc. REIT	207,910

3,700	Iron Mountain, Inc. REIT	$134,791
6,412	Kimco Realty Corp. REIT	129,394
1,794	Macerich Co. (The) REIT	102,958
1,711	Mid-America Apartment Communities, Inc. REIT	177,140
7,988	Prologis, Inc. REIT	485,750
2,253	Public Storage REIT	463,149
4,113	Realty Income Corp. REIT	234,688
2,203	Regency Centers Corp. REIT	145,883
4,703	Simon Property Group, Inc. REIT	745,426
1,535	SL Green Realty Corp. REIT	158,519
4,028	UDR, Inc. REIT	157,455
5,345	Ventas, Inc. REIT	359,986
2,595	Vornado Realty Trust REIT	205,913
5,516	Welltower, Inc. REIT	404,819
11,316	Weyerhaeuser Co. REIT	373,654

		9,406,815

	Telecommunication Services - 2.2%
92,607	AT&T, Inc.	3,611,673
8,267	CenturyLink, Inc.	192,373
4,409	Level 3 Communications, Inc.(c)	258,720
61,447	Verizon Communications, Inc.	2,974,035

		7,036,801

	Utilities - 3.2%
9,944	AES Corp. (The)	111,174
3,432	Alliant Energy Corp.	139,099
3,654	Ameren Corp.	204,989
7,406	American Electric Power Co., Inc.	522,419
2,684	American Water Works Co., Inc.	217,672
6,491	CenterPoint Energy, Inc.	182,981
4,224	CMS Energy Corp.	195,318
4,600	Consolidated Edison, Inc.	381,156
9,474	Dominion Energy, Inc.	731,203
2,702	DTE Energy Co.	289,276
10,542	Duke Energy Corp.	897,335
4,908	Edison International	386,162
2,703	Entergy Corp.	207,374
4,773	Eversource Energy	290,151
13,949	Exelon Corp.	534,805
6,684	FirstEnergy Corp.	213,287
7,052	NextEra Energy, Inc.	1,030,227
4,872	NiSource, Inc.	126,964
4,761	NRG Energy, Inc.	117,216
7,691	PG&E Corp.	520,604
1,681	Pinnacle West Capital Corp.	145,793
10,290	PPL Corp.	394,416
7,619	Public Service Enterprise Group, Inc.	342,626
2,153	SCANA Corp.	138,589
3,779	Sempra Energy	427,065
14,981	Southern Co. (The)	718,039
4,753	WEC Energy Group, Inc.	299,296
7,648	Xcel Energy, Inc.	361,827

		10,127,063

	Total Investments (Cost $269,323,606)(e) - 100.6%	318,587,425
	Other assets less liabilities - (0.6)%	(1,833,496)

	Net Assets - 100.0%	$316,753,929

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to covered call options written.

Schedule of Investments(a)

(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$216,218	$9,451	$(24,863)	$10,046	$2,079	$212,931	$1,904

(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $314,142,767. The net unrealized appreciation was $4,444,658, which consisted of aggregate gross unrealized appreciation of $59,214,158 and aggregate gross unrealized depreciation of $54,769,500.

Open Exchange-Traded Index Options Written - Equity Risk
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation	Notional Value*	Value
Call Option S&P 500 Index	August - 2017	$2,470	1,288	$(2,376,430)	$515,270	$318,136,000	$(1,861,160)

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Options Written Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,395	$3,586,203
Written	4,102	9,525,100
Closed	(4,209)	(10,734,873)

End of period	1,288	$2,376,430

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Quality Portfolio (SPHQ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.6%
94,168	Best Buy Co., Inc.	$5,493,761
12,003	Chipotle Mexican Grill, Inc.(b)	4,126,271
56,289	Darden Restaurants, Inc.	4,721,521
89,847	Delphi Automotive PLC	8,123,966
42,732	Foot Locker, Inc.	2,016,523
82,618	Gap, Inc. (The)	1,968,787
35,264	Garmin Ltd.	1,769,900
42,477	Genuine Parts Co.	3,607,572
35,309	Hasbro, Inc.	3,738,517
386,446	Home Depot, Inc. (The)	57,812,322
42,117	Leggett & Platt, Inc.	2,029,197
53,597	Michael Kors Holdings Ltd.(b)	1,953,075
399,490	NIKE, Inc., Class B	23,589,884
77,185	Omnicom Group, Inc.	6,077,547
36,127	O’Reilly Automotive, Inc.(b)	7,380,746
155,446	Ross Stores, Inc.	8,599,273
28,379	Scripps Networks Interactive, Inc., Class A	2,480,608
494,700	Starbucks Corp.	26,703,906
161,152	Target Corp.	9,132,484
247,267	TJX Cos., Inc. (The)	17,385,343
18,453	Ulta Beauty, Inc.(b)	4,635,578
104,651	VF Corp.	6,508,246

		209,855,027

	Consumer Staples - 14.9%
714,508	Altria Group, Inc.	46,421,585
73,717	Brown-Forman Corp., Class B	3,641,620
160,592	Conagra Brands, Inc.	5,498,670
164,545	General Mills, Inc.	9,158,575
32,796	McCormick & Co., Inc.	3,125,459
714,026	Procter & Gamble Co. (The)	64,847,841
254,906	Walgreens Boots Alliance, Inc.	20,563,267
449,650	Wal-Mart Stores, Inc.	35,967,503

		189,224,520

	Energy - 0.9%
159,110	Baker Hughes A GE Co.	5,869,568
203,420	TechnipFMC PLC (United Kingdom)(b)	5,805,607

		11,675,175

	Financials - 4.9%
66,138	Ameriprise Financial, Inc.	9,582,073
16,792	Assurant, Inc.	1,767,694
103,788	Franklin Resources, Inc.	4,647,627
116,769	Invesco Ltd.(c)	4,060,058
105,621	S&P Global, Inc.	16,222,329
478,627	U.S. Bancorp	25,261,933

		61,541,714

	Health Care - 14.3%
104,807	Allergan PLC	26,445,951
225,087	Baxter International, Inc.	13,613,262
561,929	Bristol-Myers Squibb Co.	31,973,760
81,619	Hologic, Inc.(b)	3,608,376
45,896	Humana, Inc.	10,611,155
484,774	Johnson & Johnson	64,339,205
71,862	McKesson Corp.	11,632,302
9,641	Mettler-Toledo International, Inc.(b)	5,525,064
85,001	Vertex Pharmaceuticals, Inc.(b)	12,904,852

		180,653,927

	Industrials - 22.4%
211,152	3M Co.	42,477,448

141,851	Arconic, Inc.	$3,516,486
200,559	Boeing Co. (The)	48,627,535
219,171	Delta Air Lines, Inc.	10,818,281
210,511	Emerson Electric Co.	12,548,561
58,141	Expeditors International of Washington, Inc.	3,423,342
88,546	Fastenal Co.	3,803,936
86,902	Fortive Corp.	5,626,036
85,121	General Dynamics Corp.	16,711,806
2,289,889	General Electric Co.	58,644,057
93,985	Illinois Tool Works, Inc.	13,224,629
80,784	Ingersoll-Rand PLC	7,099,298
25,568	J.B. Hunt Transport Services, Inc.	2,319,273
37,718	Jacobs Engineering Group, Inc.	1,988,493
55,836	Northrop Grumman Corp.	14,692,127
98,908	Raytheon Co.	16,989,427
42,582	Robert Half International, Inc.	1,926,836
40,002	Rockwell Automation, Inc.	6,601,530
50,044	Rockwell Collins, Inc.	5,331,187
58,113	Verisk Analytics, Inc.(b)	5,070,940
16,991	W.W. Grainger, Inc.	2,833,079

		284,274,307

	Information Technology - 18.1%
347,080	Applied Materials, Inc.	15,379,115
157,835	Automatic Data Processing, Inc.	18,768,160
44,839	Citrix Systems, Inc.(b)	3,541,384
326,254	Corning, Inc.	9,507,042
30,007	F5 Networks, Inc.(b)	3,623,345
37,733	Harris Corp.	4,319,297
580,624	Hewlett Packard Enterprise Co.	10,166,726
249,436	International Business Machines Corp.	36,085,906
119,016	Intuit, Inc.	16,330,185
58,526	KLA-Tencor Corp.	5,421,263
53,980	Lam Research Corp.	8,607,651
347,771	Mastercard, Inc., Class A	44,445,134
100,772	NetApp, Inc.	4,375,520
110,352	Paychex, Inc.	6,383,863
64,036	Red Hat, Inc.(b)	6,331,239
349,833	Texas Instruments, Inc.	28,469,410
73,867	Xerox Corp.	2,265,501
90,718	Xilinx, Inc.	5,738,821

		229,759,562

	Materials - 5.6%
80,827	Air Products & Chemicals, Inc.	11,489,558
49,239	Albemarle Corp.	5,701,876
409,917	Freeport-McMoRan, Inc.(b)	5,992,987
113,547	LyondellBasell Industries NV, Class A	10,229,449
128,628	Monsanto Co.	15,026,323
161,535	Newmont Mining Corp.	6,004,256
74,564	PPG Industries, Inc.	7,847,861
26,857	Sherwin-Williams Co. (The)	9,058,060

		71,350,370

	Real Estate - 2.3%
90,738	CBRE Group, Inc., Class A(b)	3,447,136
101,417	Equity Residential REIT	6,902,441
163,929	HCP, Inc. REIT	5,188,353
49,084	Public Storage REIT	10,090,198
30,384	SL Green Realty Corp. REIT	3,137,756

		28,765,884

	Total Investments (Cost $1,186,537,588)(d) - 100.0%	1,267,100,486
	Other assets less liabilities - 0.0%	540,207

	Net Assets - 100.0%	$1,267,640,693

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$ —	$4,085,284	$(40,771)	$15,280	$265	$4,060,058	$ —

(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,191,951,928. The net unrealized appreciation was $75,148,558, which consisted of aggregate gross unrealized appreciation of $112,373,224 and aggregate gross unrealized depreciation of $37,224,666.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Building Products - 4.9%
582,056	A.O. Smith Corp.	$31,169,099
420,464	Advanced Drainage Systems, Inc.	8,640,535

		39,809,634

	Chemicals - 8.5%
368,067	Calgon Carbon Corp.	5,889,072
480,829	Ecolab, Inc.	63,310,754

		69,199,826

	Commercial Services & Supplies - 2.9%
494,270	Tetra Tech, Inc.	23,453,111

	Construction & Engineering - 5.2%
291,965	Aegion Corp.(b)	6,989,642
159,224	Layne Christensen Co.(b)	1,686,182
218,142	Valmont Industries, Inc.	33,310,284

		41,986,108

	Electronic Equipment, Instruments & Components - 3.6%
179,877	Badger Meter, Inc.	8,139,434
289,421	Itron, Inc.(b)	21,127,733

		29,267,167

	Health Care Equipment & Supplies - 7.6%
751,963	Danaher Corp.	61,277,465

	Industrial Conglomerates - 8.1%
281,153	Roper Technologies, Inc.	65,356,826

	Life Sciences Tools & Services - 7.6%
355,612	Waters Corp.(b)	61,677,345

	Machinery - 29.8%
782,565	Energy Recovery, Inc.(b)	5,947,494
240,809	Franklin Electric Co., Inc.	9,728,684
99,363	Gorman-Rupp Co. (The)	3,002,750
294,424	IDEX Corp.	34,312,173
108,454	Lindsay Corp.	9,941,978
343,779	Mueller Industries, Inc.	10,829,038
2,457,293	Mueller Water Products, Inc., Class A	28,504,599
482,278	Pentair PLC (United Kingdom)	30,417,273
1,244,047	Rexnord Corp.(b)	28,812,129
466,313	Toro Co. (The)	33,150,191
178,807	Watts Water Technologies, Inc., Class A	11,515,171
612,515	Xylem, Inc.	34,747,976

		240,909,456

	Trading Companies & Distributors - 6.4%
1,582,942	HD Supply Holdings, Inc.(b)	51,429,786

	Water Utilities - 15.4%
182,048	American States Water Co.	9,002,274
408,491	American Water Works Co., Inc.	33,128,620
878,406	Aqua America, Inc.	29,321,192
33,674	Artesian Resources Corp., Class A	1,309,582
244,834	California Water Service Group	9,524,043
2,979,915	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	32,063,885
39,453	Connecticut Water Service, Inc.	2,248,032
76,482	Consolidated Water Co. Ltd. (Cayman Islands)	986,618

63,731	Middlesex Water Co.	$2,500,804
82,417	SJW Corp.	4,357,387

		124,442,437

	Total Common Stocks and Other Equity Interests (Cost $626,564,693)	808,809,161

	Money Market Fund - 0.1%
432,090	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $432,090)	432,090

	Total Investments (Cost $626,996,783)(d) - 100.1%	809,241,251
	Other assets less liabilities - (0.1)%	(527,511)

	Net Assets - 100.0%	$808,713,740

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $634,165,372. The net unrealized appreciation was $175,075,879, which consisted of aggregate gross unrealized appreciation of $190,000,302 and aggregate gross unrealized depreciation of $14,924,423.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 2.8%
54,256	Hexcel Corp.	$2,776,279

	Auto Components - 2.1%
62,217	Gentherm, Inc.(b)	2,081,159

	Automobiles - 2.2%
6,899	Tesla, Inc.(b)(c)	2,231,620

	Chemicals - 5.8%
17,995	Air Products & Chemicals, Inc.	2,557,989
77,920	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,203,291

		5,761,280

	Commercial Services & Supplies - 2.6%
218,516	Aqua Metals, Inc.(b)(c)	2,552,267

	Construction & Engineering - 8.4%
388,291	Ameresco, Inc., Class A(b)	2,543,306
89,706	MYR Group, Inc.(b)	2,853,548
85,967	Quanta Services, Inc.(b)	2,899,667

		8,296,521

	Electrical Equipment - 17.8%
105,802	American Superconductor Corp.(b)(c)	337,508
840,545	Ballard Power Systems, Inc. (Canada)(b)(c)	2,462,797
364,610	FuelCell Energy, Inc.(b)(c)	565,146
177,966	General Cable Corp.	3,434,744
43,901	Hydrogenics Corp. (Canada)(b)	399,499
276,365	LSI Industries, Inc.	2,313,175
1,114,277	Plug Power, Inc.(b)(c)	2,518,266
374,725	Sunrun, Inc.(b)(c)	2,821,679
149,904	TPI Composites, Inc.(b)	2,824,191

		17,677,005

	Electronic Equipment, Instruments & Components - 8.5%
40,205	Itron, Inc.(b)	2,934,965
444,111	Maxwell Technologies, Inc.(b)	2,598,049
23,629	Universal Display Corp.	2,849,658

		8,382,672

	Independent Power & Renewable Electricity Producers - 14.5%
119,085	Atlantica Yield PLC (Spain)	2,573,427
46,536	Ormat Technologies, Inc.	2,759,585
101,634	Pattern Energy Group, Inc.	2,551,014
370,308	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	501,767
509,334	TerraForm Global, Inc., Class A(b)	2,597,603
210,658	TerraForm Power, Inc., Class A(b)	2,822,817
118,215	US Geothermal, Inc.(b)	521,328

		14,327,541

	Oil, Gas & Consumable Fuels - 2.6%
203,664	Renewable Energy Group, Inc.(b)	2,545,800

	Semiconductors & Semiconductor Equipment - 30.0%
35,556	Advanced Energy Industries, Inc.(b)	2,579,588
178,691	Canadian Solar, Inc. (Canada)(b)(c)	3,027,025
96,044	Cree, Inc.(b)	2,488,500

141,460	Daqo New Energy Corp. ADR (China)(b)	$3,587,426
69,485	First Solar, Inc.(b)	3,426,305
372,148	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	3,103,714
434,102	JA Solar Holdings Co. Ltd. ADR (China)(b)	2,726,161
117,334	SolarEdge Technologies, Inc.(b)	2,692,815
308,412	SunPower Corp.(b)(c)	3,435,710
84,064	Veeco Instruments, Inc.(b)	2,589,171

		29,656,415

	Software - 2.7%
241,193	Silver Spring Networks, Inc.(b)	2,727,893

	Total Common Stocks and Other Equity Interests (Cost $86,984,580)	99,016,452

	Money Market Fund - 0.0%
39,226	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $39,226)	39,226

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $87,023,806) - 100.0%	99,055,678

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 17.9%
17,689,356	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $17,689,356)	17,689,356

	Total Investments (Cost $104,713,162)(f) - 117.9%	116,745,034
	Other assets less liabilities - (17.9)%	(17,753,933)

	Net Assets - 100.0%	$98,991,101

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $113,090,611. The net unrealized appreciation was $3,654,423, which consisted of aggregate gross unrealized appreciation of $18,379,451 and aggregate gross unrealized depreciation of $14,725,028.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Auto Components - 3.0%
28,365	Kandi Technologies Group, Inc. (China)(b)(c)	$113,460
11,111	Tenneco, Inc.	614,438

		727,898

	Automobiles - 2.6%
18,320	Tata Motors Ltd. ADR (India)	630,941

	Building Products - 7.4%
10,796	A.O. Smith Corp.	578,126
11,348	Apogee Enterprises, Inc.	591,117
9,526	Owens Corning	638,718

		1,807,961

	Chemicals - 8.4%
6,050	Albemarle Corp.	700,590
8,498	FMC Corp.	649,077
16,348	Methanex Corp. (Canada)	724,217

		2,073,884

	Commercial Services & Supplies - 4.4%
12,782	CECO Environmental Corp.	123,474
45,875	Covanta Holding Corp.	692,713
7,761	Heritage-Crystal Clean, Inc.(c)	145,907
14,370	Hudson Technologies, Inc.(c)	116,253

		1,078,347

	Construction & Engineering - 2.6%
14,088	MasTec, Inc.(c)	650,866

	Electric Utilities - 5.4%
13,558	Avangrid, Inc.	615,804
263,608	Cia Energetica de Minas Gerais ADR (Brazil)(b)	709,106

		1,324,910

	Electrical Equipment - 13.2%
3,470	Acuity Brands, Inc.	703,196
8,276	Eaton Corp. PLC	647,597
10,386	Emerson Electric Co.	619,110
8,701	EnerSys	628,821
7,635	Regal Beloit Corp.	636,377

		3,235,101

	Electronic Equipment, Instruments & Components - 2.5%
20,689	Corning, Inc.	602,877

	Energy Equipment & Services - 2.5%
90,775	McDermott International, Inc.(c)	614,547

	Food & Staples Retailing - 2.8%
20,327	Andersons, Inc. (The)	700,265

	Independent Power & Renewable Electricity Producers - 5.2%
44,503	Calpine Corp.(c)	639,953
34,225	NRG Yield, Inc., Class C	636,585

		1,276,538

	Machinery - 16.6%
15,924	Altra Industrial Motion Corp.	709,414

19,544	Chart Industries, Inc.(c)	$664,496
10,297	ESCO Technologies, Inc.	635,325
9,797	Luxfer Holdings PLC ADR (United Kingdom)	124,422
12,606	Lydall, Inc.(c)	623,997
5,112	WABCO Holdings, Inc.(c)	703,258
8,895	Woodward, Inc.	622,116

		4,083,028

	Mortgage REITs - 2.4%
25,244	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	586,923

	Oil, Gas & Consumable Fuels - 21.1%
146,681	Chesapeake Energy Corp.(b)(c)	727,538
46,354	Clean Energy Fuels Corp.(c)	121,448
109,251	Cosan Ltd., Class A (Brazil)	799,717
29,025	Golar LNG Ltd. (Bermuda)(b)	691,085
35,128	Green Plains, Inc.	693,778
19,215	Pacific Ethanol, Inc.(c)	120,094
29,900	Range Resources Corp.	631,189
7,217	REX American Resources Corp.(c)	721,556
116,102	Southwestern Energy Co.(c)	661,781

		5,168,186

	Total Common Stocks and Other Equity Interests (Cost $19,378,314)	24,562,272

	Money Market Fund - 0.1%
34,551	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $34,551)	34,551

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $19,412,865) - 100.2%	24,596,823

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.6%
1,867,492	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,867,492)	1,867,492

	Total Investments (Cost $21,280,357)(f) - 107.8%	26,464,315
	Other assets less liabilities - (7.8)%	(1,916,001)

	Net Assets - 100.0%	$24,548,314

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments(a)

(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $22,018,442. The net unrealized appreciation was $4,445,873, which consisted of aggregate gross unrealized appreciation of $6,119,327 and aggregate gross unrealized depreciation of $1,673,454.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares BuyBack Achievers™ Portfolio (PKW)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 23.2%
107,976	American Eagle Outfitters, Inc.	$1,278,436
4,616	America’s Car-Mart, Inc.(b)(c)	180,947
12,845	Asbury Automotive Group, Inc.(c)	693,630
61,782	AutoNation, Inc.(b)(c)	2,618,321
17,102	AutoZone, Inc.(c)	9,232,002
88,303	Bed Bath & Beyond, Inc.	2,640,260
186,063	Best Buy Co., Inc.	10,854,915
26,975	Big Lots, Inc.	1,339,848
13,153	BJ’s Restaurants, Inc.(c)	464,301
58,055	Bloomin’ Brands, Inc.	1,011,899
12,160	Bob Evans Farms, Inc.	841,229
29,854	Brinker International, Inc.	1,058,921
42,600	Burlington Stores, Inc.(c)	3,707,478
111,805	CarMax, Inc.(c)	7,407,081
29,524	Carter’s, Inc.	2,560,616
224,742	CBS Corp., Class B	14,794,766
79,003	Chico’s FAS, Inc.	722,877
10,776	Children’s Place, Inc. (The)	1,138,484
17,488	Chipotle Mexican Grill, Inc.(c)	6,011,850
10,058	Churchill Downs, Inc.	1,881,349
88,198	Dana, Inc.	2,092,057
42,625	Denny’s Corp.(c)	484,220
15,362	Dillard’s, Inc., Class A(b)	1,134,023
93,818	Discovery Communications, Inc., Class A(c)	2,307,923
167,310	Dollar General Corp.	12,575,020
29,341	Domino’s Pizza, Inc.	5,472,096
44,255	DSW, Inc., Class A	798,360
48,074	Express, Inc.(c)	291,328
24,494	Finish Line, Inc. (The), Class A	337,037
22,650	Francesca’s Holdings Corp.(c)	220,384
16,738	FTD Cos., Inc.(c)	328,902
5,951	Gaia, Inc.(c)	71,710
11,955	Genesco, Inc.(c)	383,755
41,731	GNC Holdings, Inc., Class A(b)	396,862
13,101	Group 1 Automotive, Inc.	780,165
342,192	Groupon, Inc., Class A(c)	1,286,642
126,403	H&R Block, Inc.	3,855,291
106,794	Harley-Davidson, Inc.	5,197,664
75,169	Houghton Mifflin Harcourt Co.(c)	898,270
21,454	Hyatt Hotels Corp., Class A(c)	1,192,199
16,728	iRobot Corp.(c)	1,764,971
17,948	Jack in the Box, Inc.	1,664,856
16,466	JAKKS Pacific, Inc.(b)(c)	54,338
9,711	Kirkland’s, Inc.(c)	90,798
104,014	Kohl’s Corp.	4,300,979
71,679	La Quinta Holdings, Inc.(c)	1,068,734
42,030	Lear Corp.	6,228,426
16,564	Marriott Vacations Worldwide Corp.	1,935,503
432,169	McDonald’s Corp.	67,046,699
95,071	Michael Kors Holdings Ltd.(c)	3,464,387
22,438	Murphy USA, Inc.(c)	1,699,230
101,312	Nordstrom, Inc.(b)	4,920,724
22,432	Papa John’s International, Inc.	1,600,075
52,558	Penske Automotive Group, Inc.	2,288,375
15,281	Potbelly Corp.(c)	175,731
192,495	PulteGroup, Inc.	4,700,728
7,852	Red Robin Gourmet Burgers, Inc.(c)	469,550
19,526	Ruth’s Hospitality Group, Inc.	390,520
25,431	Select Comfort Corp.(c)	859,822
10,529	Shoe Carnival, Inc.	192,260
41,741	Signet Jewelers Ltd.(b)	2,552,880
2,846,215	Sirius XM Holdings, Inc.(b)	16,678,820
20,111	Sonic Automotive, Inc., Class A	365,015
25,509	Sonic Corp.(b)	603,543
32,136	Sotheby’s(c)	1,818,576
16,742	Stage Stores, Inc.(b)	33,317
336,608	Target Corp.	19,075,575
32,884	Tempur Sealy International, Inc.(b)(c)	1,896,420
60,682	Time, Inc.	852,582
99,800	Toll Brothers, Inc.	3,851,282
53,031	Tribune Media Co., Class A	2,235,257
642,049	Twenty-First Century Fox, Inc., Class A	18,683,626
34,781	Vista Outdoor, Inc.(c)	803,093
19,386	Visteon Corp.(c)	2,162,314
14,549	Vitamin Shoppe, Inc.(c)	160,039
149,757	Wendy’s Co. (The)	2,312,248
63,668	Wyndham Worldwide Corp.	6,645,029

212,462	Yum! Brands, Inc.	$16,036,632
15,373	Zumiez, Inc.(c)	195,237

		312,421,309

	Consumer Staples - 2.1%
346,433	Monster Beverage Corp.(c)	18,274,341
6,920	Natural Health Trends Corp.(b)	170,439
83,887	Sprouts Farmers Market, Inc.(c)	2,019,160
194,972	Whole Foods Market, Inc.	8,142,031

		28,605,971

	Energy - 1.4%
23,547	Renewable Energy Group, Inc.(c)	294,338
272,864	Valero Energy Corp.	18,819,430

		19,113,768

	Financials - 25.0%
545,312	American Express Co.	46,476,942
562,604	American International Group, Inc.	36,822,432
93,015	Ameriprise Financial, Inc.	13,476,013
134,040	Apollo Investment Corp.	856,516
22,411	ARMOUR Residential REIT, Inc. REIT	566,102
33,427	Assurant, Inc.	3,518,860
74,328	Assured Guaranty Ltd.	3,345,503
51,604	Axis Capital Holdings Ltd.	3,332,586
46,705	Beneficial Bancorp, Inc.	728,598
294,668	Capital One Financial Corp.	25,394,488
13,605	Clifton Bancorp, Inc.	227,068
104,520	CNO Financial Group, Inc.	2,391,418
231,962	Discover Financial Services	14,135,764
167,789	E*TRADE Financial Corp.(c)	6,879,349
25,057	Everest Re Group Ltd.	6,574,706
10,378	First Community Bancshares, Inc.	282,489
6,733	First Financial Northwest, Inc.	110,489
342,470	Franklin Resources, Inc.	15,335,807
240,162	Goldman Sachs Group, Inc. (The)	54,115,704
224,134	Hartford Financial Services Group, Inc. (The)	12,327,370
6,019	HCI Group, Inc.(b)	271,397
68,092	Invesco Mortgage Capital, Inc. REIT(d)	1,132,370
189,359	Investors Bancorp, Inc.	2,514,688
52,714	Kearny Financial Corp.	769,624
58,493	Legg Mason, Inc.	2,340,305
136,837	Lincoln National Corp.	9,997,311
55,107	LPL Financial Holdings, Inc.	2,521,696
78,967	MBIA, Inc.(c)	803,094
55,189	MSCI, Inc.	6,012,842
27,942	Mtge Investment Corp. REIT	519,721
16,340	National Bank Holdings Corp., Class A	557,684
59,653	Nationstar Mortgage Holdings, Inc.(c)	1,063,613
170,070	Navient Corp.	2,508,533
18,754	Nelnet, Inc., Class A	920,634
40,702	PennyMac Mortgage Investment Trust REIT	716,355
32,710	PHH Corp.(c)	450,744
27,762	Primerica, Inc.	2,250,110
47,035	Redwood Trust, Inc. REIT	812,294
7,090	Regional Management Corp.(c)	170,089
733,401	Regions Financial Corp.	10,707,655
24,784	RenaissanceRe Holdings Ltd. (Bermuda)	3,641,017
25,731	State National Cos., Inc.	537,263
74,652	Synovus Financial Corp.	3,245,869
31,409	TICC Capital Corp.	205,101
170,477	Travelers Cos., Inc. (The)	21,836,399
4,264	Virtus Investment Partners, Inc.	502,299
113,445	Voya Financial, Inc.	4,451,582
2,790	White Mountains Insurance Group Ltd.	2,412,234
159,511	XL Group Ltd. (Bermuda)	7,082,288

		337,853,015

	Health Care - 8.8%
118,729	DaVita, Inc.(c)	7,691,265
362,122	Express Scripts Holding Co.(c)	22,683,322
797,260	Gilead Sciences, Inc.	60,663,513
223,855	HCA Healthcare, Inc.(c)	17,984,511
33,042	INC Research Holdings, Inc., Class A(c)	1,817,310
66,719	Innoviva, Inc.(b)(c)	915,385
24,628	LifePoint Health, Inc.(c)	1,462,903
14,470	Magellan Health, Inc.(c)	1,078,739
11,009	Orthofix International NV(c)	477,570
8,217	Providence Service Corp. (The)(c)	423,504
27,493	United Therapeutics Corp.(c)	3,530,101

		118,728,123

	Industrials - 25.7%
20,434	Aegion Corp.(c)	489,190
48,501	AGCO Corp.	3,498,862
36,304	Air Transport Services Group, Inc.(c)	884,365
300,538	American Airlines Group, Inc.	15,159,137
51,393	Avis Budget Group, Inc.(c)	1,581,877
29,793	Babcock & Wilcox Enterprises, Inc.(c)	312,827
334,727	Boeing Co. (The)	81,157,908
60,430	BWX Technologies, Inc.	3,183,452
23,929	Continental Building Products, Inc.(c)	526,438
5,232	CRA International, Inc.	203,054

Schedule of Investments(a)

102,485	Cummins, Inc.	$17,207,232
441,745	Delta Air Lines, Inc.	21,804,533
17,783	Echo Global Logistics, Inc.(c)	242,738
8,456	Franklin Covey Co.(c)	157,704
23,852	GATX Corp.(b)	1,474,769
2,450,613	General Electric Co.	62,760,199
28,849	Griffon Corp.	591,405
51,074	Hertz Global Holdings, Inc.(b)(c)	698,182
20,425	Hub Group, Inc., Class A(c)	695,471
13,484	Huron Consulting Group, Inc.(c)	478,682
12,855	Insperity, Inc.	970,553
16,340	Kforce, Inc.	305,558
40,143	Lincoln Electric Holdings, Inc.	3,502,878
40,926	ManpowerGroup, Inc.	4,385,221
57,640	MRC Global, Inc.(c)	941,838
27,518	MSC Industrial Direct Co., Inc., Class A	1,959,557
10,051	MYR Group, Inc.(c)	319,722
113,788	Pitney Bowes, Inc.	1,791,023
90,366	Quanta Services, Inc.(c)	3,048,045
29,699	RPX Corp.(c)	405,985
368,916	Southwest Airlines Co.	20,478,527
73,591	Spirit AeroSystems Holdings, Inc., Class A	4,447,104
50,969	Swift Transportation Co., Class A(c)	1,299,710
47,585	Timken Co. (The)	2,165,118
188,927	United Continental Holdings, Inc.(c)	12,786,579
51,563	United Rentals, Inc.(c)	6,133,934
488,844	United Technologies Corp.	57,962,233
35,634	W.W. Grainger, Inc.	5,941,613
36,696	Wabash National Corp.	700,160
58,547	Wabtec Corp.(b)	4,412,102
3,944	Willis Lease Finance Corp.(c)	99,704

		347,165,189

	Information Technology - 12.9%
33,969	Alliance Data Systems Corp.	8,201,136
655,653	Applied Materials, Inc.	29,051,984
45,451	Aspen Technology, Inc.(c)	2,584,798
54,729	Bankrate, Inc.(c)	760,733
17,940	Care.com, Inc.(c)	260,668
88,585	CDK Global, Inc.	5,827,121
95,843	CDW Corp.	6,079,322
561,451	Corning, Inc.	16,360,682
30,863	DHI Group, Inc.(c)	67,899
37,683	DST Systems, Inc.	2,068,797
660,355	eBay, Inc.(c)	23,594,484
8,638	ePlus, Inc.(c)	698,814
39,476	F5 Networks, Inc.(c)	4,766,727
129,576	Fiserv, Inc.(c)	16,650,516
117,599	Genpact Ltd.	3,410,371
12,800	GSI Technology, Inc.(b)(c)	92,928
49,134	Harmonic, Inc.(c)	201,449
81,140	Integrated Device Technology, Inc.(c)	2,121,000
16,551	Kimball Electronics, Inc.(c)	321,917
99,735	Motorola Solutions, Inc.	9,043,970
74,007	NCR Corp.(c)	2,801,165
165,792	NetApp, Inc.	7,198,689
55,961	NetScout Systems, Inc.(c)	1,930,655
175,504	Nuance Communications, Inc.(c)	3,036,219
30,356	Planet Payment, Inc.(c)	98,353
77,597	Qorvo, Inc.(c)	5,320,050
68,168	Rambus, Inc.(c)	878,686
46,085	Sanmina Corp.(c)	1,652,147
15,445	ScanSource, Inc.(c)	611,622
371,099	Symantec Corp.	11,500,358
61,912	VeriSign, Inc.(b)(c)	6,263,637

		173,456,897

	Materials - 0.3%
28,517	Carpenter Technology Corp.	1,152,942
10,025	Clearwater Paper Corp.(c)	492,729
64,919	Summit Materials, Inc., Class A(c)	1,846,296

		3,491,967

	Real Estate - 0.5%
19,487	Ashford Hospitality Prime, Inc. REIT	201,885
25,500	Hersha Hospitality Trust REIT	478,380
43,993	iStar, Inc. REIT(c)	525,717
86,502	Macerich Co. (The) REIT	4,964,350
50,116	New Senior Investment Group, Inc. REIT	520,705

		6,691,037

	Telecommunication Services - 0.1%
20,123	General Communication, Inc., Class A(c)	858,648

	Total Common Stocks and Other Equity Interests (Cost $1,187,206,133)	1,348,385,924

	Money Market Fund - 0.1%
1,054,501	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(e)
	(Cost $1,054,501)	1,054,501

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,188,260,634) - 100.1%	$1,349,440,425

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.2%
43,206,099	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $43,206,099)	43,206,099

	Total Investments (Cost $1,231,466,733)(g) - 103.3%	1,392,646,524
	Other assets less liabilities - (3.3)%	(44,321,071)

	Net Assets - 100.0%	$1,348,325,453

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,140,509	$35,798	$(65,192)	$14,769	$6,486	$1,132,370	$26,881

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,241,851,033. The net unrealized appreciation was $150,795,491, which consisted of aggregate gross unrealized appreciation of $199,422,016 and aggregate gross unrealized depreciation of $48,626,525.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.4%
3,137	Aaron’s, Inc.	$145,180
13,641	Best Buy Co., Inc.	795,816
879	Bob Evans Farms, Inc.	60,809
3,091	Columbia Sportswear Co.	187,253
1,067	Cracker Barrel Old Country Store, Inc.(b)	165,865
17,759	Gap, Inc. (The)	423,197
6,541	Genuine Parts Co.	555,527
5,548	Hasbro, Inc.	587,422
1,121	International Speedway Corp., Class A	40,132
2,137	John Wiley & Sons, Inc., Class A	118,069
5,874	Leggett & Platt, Inc.	283,009
38,042	Lowe’s Cos., Inc.	2,944,451
36,257	McDonald’s Corp.	5,624,911
1,752	Meredith Corp.	104,157
1,452	Monro Muffler Brake, Inc.	67,663
235	NACCO Industries, Inc., Class A	15,416
58,760	NIKE, Inc., Class B	3,469,778
2,797	Polaris Industries, Inc.(b)	250,779
17,395	Ross Stores, Inc.	962,292
24,481	Target Corp.	1,387,338
5,532	Tiffany & Co.	528,361
28,544	TJX Cos., Inc. (The)	2,006,929
17,770	VF Corp.	1,105,116
3,852	Williams-Sonoma, Inc.	178,848
15,453	Yum! Brands, Inc.	1,166,393

		23,174,711

	Consumer Staples - 21.9%
85,903	Altria Group, Inc.	5,581,118
1,262	Andersons, Inc. (The)	43,476
25,220	Archer-Daniels-Midland Co.	1,063,780
9,534	Brown-Forman Corp., Class B	470,980
6,230	Bunge Ltd.	488,370
1,741	Casey’s General Stores, Inc.	185,852
11,060	Church & Dwight Co., Inc.	590,051
5,716	Clorox Co. (The)	763,029
189,340	Coca-Cola Co. (The)	8,679,346
39,195	Colgate-Palmolive Co.	2,829,879
19,480	Costco Wholesale Corp.	3,087,775
45,336	CVS Health Corp.	3,623,706
9,284	Flowers Foods, Inc.	163,305
25,566	General Mills, Inc.	1,423,003
23,470	Hormel Foods Corp.	801,970
831	J & J Snack Foods Corp.	109,193
5,167	JM Smucker Co. (The)	629,857
15,544	Kellogg Co.	1,056,992
15,750	Kimberly-Clark Corp.	1,939,770
40,497	Kroger Co. (The)	992,986
1,219	Lancaster Colony Corp.	149,474
5,025	McCormick & Co., Inc.	478,882
2,345	Nu Skin Enterprises, Inc., Class A	148,579
63,510	PepsiCo, Inc.	7,405,901
113,355	Procter & Gamble Co. (The)	10,294,901
23,750	Sysco Corp.	1,249,725
1,713	Tootsie Roll Industries, Inc.(b)	63,724
1,122	Universal Corp.	71,752

5,744	Vector Group Ltd.	$115,627
48,095	Walgreens Boots Alliance, Inc.	3,879,824
134,368	Wal-Mart Stores, Inc.	10,748,096

		69,130,923

	Energy - 9.9%
6,236	Buckeye Partners LP	395,300
83,963	Chevron Corp.	9,167,920
11,635	Enbridge Energy Partners LP	181,971
47,887	Energy Transfer Equity LP	846,163
48,225	Energy Transfer Partners LP	997,775
95,028	Enterprise Products Partners LP	2,584,762
155,020	Exxon Mobil Corp.	12,407,801
5,438	Genesis Energy LP	164,228
4,819	Helmerich & Payne, Inc.(b)	243,938
2,837	Holly Energy Partners LP	102,132
10,119	Magellan Midstream Partners LP	705,901
33,927	Occidental Petroleum Corp.	2,101,099
16,807	ONEOK, Inc.	950,772
3,061	TC PipeLines LP	175,365
719	TransMontaigne Partners LP	32,520

		31,057,647

	Financials - 5.9%
1,151	1st Source Corp.	56,514
17,611	Aflac, Inc.	1,404,477
3,939	American Equity Investment Life Holding Co.	105,486
3,889	American Financial Group, Inc.	394,345
6,765	Ameriprise Financial, Inc.	980,113
7,599	AmTrust Financial Services, Inc.	121,584
2,432	Assurant, Inc.	256,017
3,754	Axis Capital Holdings Ltd.	242,433
707	BancFirst Corp.	75,472
5,689	Bank of The Ozarks	245,480
2,903	BOK Financial Corp.	246,958
6,225	Brown & Brown, Inc.	277,635
20,720	Chubb Ltd.	3,034,651
7,309	Cincinnati Financial Corp.	556,653
4,510	Commerce Bancshares, Inc.	261,760
2,042	Community Bank System, Inc.	112,106
784	Community Trust Bancorp, Inc.	33,869
2,838	Cullen/Frost Bankers, Inc.	257,634
5,094	Eaton Vance Corp.	250,065
2,051	Erie Indemnity Co., Class A	261,420
1,752	FactSet Research Systems, Inc.	292,969
24,907	Franklin Resources, Inc.	1,115,335
1,888	Hanover Insurance Group, Inc. (The)	179,096
492	Infinity Property & Casualty Corp.	49,225
18,054	Invesco Ltd.(c)	627,738
2,455	Mercury General Corp.	147,030
11,697	Old Republic International Corp.	229,495
15,280	People’s United Financial, Inc.	266,483
3,083	Prosperity Bancshares, Inc.	197,620
1,803	RenaissanceRe Holdings Ltd. (Bermuda)	264,879
1,952	RLI Corp.	113,333
11,440	S&P Global, Inc.	1,757,070
7,043	SEI Investments Co.	398,000
1,301	Southside Bancshares, Inc.	45,184
10,707	T. Rowe Price Group, Inc.	885,683
675	Tompkins Financial Corp.	53,129
5,191	Torchmark Corp.	409,933
12,399	Travelers Cos., Inc. (The)	1,588,188
2,213	UMB Financial Corp.	154,158
4,653	United Bankshares, Inc.	160,529
5,381	W.R. Berkley Corp.	371,128
1,168	Westamerica Bancorporation(b)	63,913
395	Westwood Holdings Group, Inc.	23,285

		18,568,075

Schedule of Investments(a)

	Health Care - 9.6%
77,206	Abbott Laboratories	$3,796,991
9,690	AmerisourceBergen Corp.	909,116
83	Atrion Corp.	52,472
10,032	Becton, Dickinson and Co.	2,020,445
3,214	C.R. Bard, Inc.	1,030,408
14,018	Cardinal Health, Inc.	1,083,031
97,306	Johnson & Johnson	12,914,452
60,880	Medtronic PLC	5,112,094
675	National Healthcare Corp.	43,990
2,717	Owens & Minor, Inc.	87,569
6,364	Perrigo Co. PLC	476,791
16,586	Stryker Corp.	2,439,801
3,265	West Pharmaceutical Services, Inc.	289,605

		30,256,765

	Industrials - 15.6%
26,454	3M Co.	5,321,751
6,519	A.O. Smith Corp.	349,092
2,472	ABM Industries, Inc.	110,301
2,120	Brady Corp., Class A	70,384
6,254	C.H. Robinson Worldwide, Inc.	410,262
2,867	Carlisle Cos., Inc.	279,791
26,144	Caterpillar, Inc.	2,979,109
4,674	Cintas Corp.	630,289
40,941	CSX Corp.	2,020,029
7,454	Cummins, Inc.	1,251,527
5,863	Donaldson Co., Inc.	278,434
6,909	Dover Corp.	580,356
28,598	Emerson Electric Co.	1,704,727
7,995	Expeditors International of Washington, Inc.	470,746
12,835	Fastenal Co.	551,392
11,864	FedEx Corp.	2,468,068
2,061	Franklin Electric Co., Inc.	83,264
13,387	General Dynamics Corp.	2,628,270
1,159	Gorman-Rupp Co. (The)	35,025
2,467	Graco, Inc.	286,271
3,240	Healthcare Services Group, Inc.	169,290
15,330	Illinois Tool Works, Inc.	2,157,084
3,936	ITT, Inc.	161,376
4,880	J.B. Hunt Transport Services, Inc.	442,665
3,457	L3 Technologies, Inc.	604,871
2,920	Lincoln Electric Holdings, Inc.	254,799
475	Lindsay Corp.	43,543
12,878	Lockheed Martin Corp.	3,762,050
1,431	Matthews International Corp., Class A	93,802
1,064	McGrath RentCorp	37,804
1,685	MSA Safety, Inc.	135,070
2,002	MSC Industrial Direct Co., Inc., Class A	142,562
2,555	Nordson Corp.	324,485
7,747	Northrop Grumman Corp.	2,038,468
12,917	Raytheon Co.	2,218,753
1,990	Regal Beloit Corp.	165,866
15,002	Republic Services, Inc.	963,428
5,643	Robert Half International, Inc.	255,346
9,675	Rollins, Inc.	419,992
4,529	Roper Technologies, Inc.	1,052,811
2,377	Ryder System, Inc.	172,951
6,792	Stanley Black & Decker, Inc.	955,566
790	Tennant Co.	59,684
4,776	Toro Co. (The)	339,526
35,922	Union Pacific Corp.	3,698,529
35,651	United Technologies Corp.	4,227,139
2,592	W.W. Grainger, Inc.	432,190
19,611	Waste Management, Inc.	1,473,767

		49,312,505

	Information Technology - 11.6%
27,515	Accenture PLC, Class A	$3,544,482
16,286	Analog Devices, Inc.	1,286,757
19,853	Automatic Data Processing, Inc.	2,360,720
1,292	Badger Meter, Inc.	58,463
499	Cass Information Systems, Inc.	32,914
5,410	Harris Corp.	619,283
41,780	International Business Machines Corp.	6,044,313
3,446	Jack Henry & Associates, Inc.	369,825
12,539	Maxim Integrated Products, Inc.	569,772
10,180	Microchip Technology, Inc.	814,807
178,698	Microsoft Corp.	12,991,345
65,739	QUALCOMM, Inc.	3,496,657
44,338	Texas Instruments, Inc.	3,608,227
11,009	Xilinx, Inc.	696,429

		36,493,994

	Materials - 3.2%
9,662	Air Products & Chemicals, Inc.	1,373,453
4,915	Albemarle Corp.	569,157
2,772	AptarGroup, Inc.	224,338
4,082	Bemis Co., Inc.	172,954
1,503	Compass Minerals International, Inc.(b)	103,782
12,871	Ecolab, Inc.	1,694,725
2,243	H.B. Fuller Co.	115,559
473	Hawkins, Inc.	21,261
3,505	International Flavors & Fragrances, Inc.	466,796
526	NewMarket Corp.	242,018
14,157	Nucor Corp.	816,434
11,369	PPG Industries, Inc.	1,196,587
2,900	Royal Gold, Inc.	251,314
5,927	RPM International, Inc.	307,434
1,965	Sensient Technologies Corp.	146,118
4,133	Sherwin-Williams Co. (The)	1,393,937
5,357	Silgan Holdings, Inc.	162,317
4,410	Sonoco Products Co.	213,797
999	Stepan Co.	82,088
5,727	Westlake Chemical Corp.	402,952

		9,957,021

	Real Estate - 1.9%
7,091	Digital Realty Trust, Inc. REIT	817,876
3,853	Equity LifeStyle Properties, Inc. REIT	336,367
2,911	Essex Property Trust, Inc. REIT	761,809
3,206	Federal Realty Investment Trust REIT	425,212
20,792	HCP, Inc. REIT	658,067
1,833	National Health Investors, Inc. REIT	141,599
6,619	National Retail Properties, Inc. REIT	264,627
8,733	OMEGA Healthcare Investors, Inc. REIT(b)	275,875
12,117	Realty Income Corp. REIT	691,396
4,281	Tanger Factory Outlet Centers, Inc. REIT	113,147
604	Universal Health Realty Income Trust REIT	46,798
1,319	Urstadt Biddle Properties, Inc., Class A REIT	27,620
16,248	Welltower, Inc. REIT	1,192,441
4,727	WP Carey, Inc. REIT	323,847

		6,076,681

	Telecommunication Services - 6.2%
272,545	AT&T, Inc.	10,629,255
720	ATN International, Inc.	41,760
4,575	Telephone & Data Systems, Inc.	130,067
180,764	Verizon Communications, Inc.	8,748,978

		19,550,060

	Utilities - 6.8%
10,110	Alliant Energy Corp.	409,758
1,625	American States Water Co.	80,356
4,125	AmeriGas Partners LP	187,935
7,882	Aqua America, Inc.	263,101
4,672	Atmos Energy Corp.	405,343

Schedule of Investments(a)

2,857	Avista Corp.	$150,307
2,373	Black Hills Corp.	165,303
2,131	California Water Service Group	82,896
19,124	CenterPoint Energy, Inc.	539,106
726	Chesapeake Utilities Corp.	56,083
513	Connecticut Water Service, Inc.	29,231
13,552	Consolidated Edison, Inc.	1,122,919
27,911	Dominion Energy, Inc.	2,154,171
31,055	Duke Energy Corp.	2,643,402
14,458	Edison International	1,137,555
14,063	Eversource Energy	854,890
8,668	MDU Resources Group, Inc.	228,402
1,538	MGE Energy, Inc.	102,354
725	Middlesex Water Co.	28,449
3,792	National Fuel Gas Co.	224,524
3,837	New Jersey Resources Corp.	161,729
20,773	NextEra Energy, Inc.	3,034,728
1,273	Northwest Natural Gas Co.	80,326
2,150	NorthWestern Corp.	124,248
8,862	OGE Energy Corp.	317,791
3,953	Portland General Electric Co.	176,660
30,314	PPL Corp.	1,161,936
6,343	SCANA Corp.	408,299
911	SJW Corp.	48,165
3,531	South Jersey Industries, Inc.	119,948
44,133	Southern Co. (The)	2,115,295
2,111	Southwest Gas Holdings, Inc.	169,091
2,142	Spire, Inc.	155,509
7,684	UGI Corp.	387,811
3,682	Vectren Corp.	221,325
14,004	WEC Energy Group, Inc.	881,832
22,532	Xcel Energy, Inc.	1,065,989
570	York Water Co. (The)	19,836

		21,516,603

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $238,658,566) - 100.0%	315,094,985

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
951,342	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $951,342)	951,342

	Total Investments (Cost $239,609,908)(f) - 100.3%	316,046,327
	Other assets less liabilities - (0.3)%	(890,646)

	Net Assets - 100.0%	$315,155,681

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$597,565	$6,607	$(9,421)	$32,275	$712	$627,738	$5,261

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $242,915,767. The net unrealized appreciation was $73,130,560, which consisted of aggregate gross unrealized appreciation of $81,708,514 and aggregate gross unrealized depreciation of $8,577,954.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 69.0%
654,369	Bank of America Corp., 6.00%, Series EE	$17,275,342
1,041,818	Bank of America Corp., 6.20%, Series CC	27,899,886
565,668	Bank of America Corp., 6.20%, Series D	14,639,488
76,284	Bank of America Corp., 6.38%, Series 3(b)	1,973,467
1,067,935	Bank of America Corp., 6.50%, Series Y	28,780,848
1,171,504	Bank of America Corp., 6.63%, Series W	31,864,909
2,055,856	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(b)	55,446,436
62,407	BB&T Corp., 5.20%, Series G	1,567,664
371,343	BB&T Corp., 5.63%(b)	9,896,291
1,865,108	BB&T Corp., 5.63%, Series E	47,280,488
451,801	BB&T Corp., 5.85%	11,516,407
338,284	Citigroup, Inc., 5.80%, Series C	8,720,961
815,812	Citigroup, Inc., 6.30%, Series S	21,831,129
1,197,948	Citigroup, Inc., 6.88%, Series K	35,902,502
933,440	Citigroup, Inc., 7.13%, Series J	27,760,506
414,895	Fifth Third Bancorp, 6.63%, Series I	12,621,106
4,425,918	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)(b)	120,517,747
1,406,529	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	38,510,764
419,797	Huntington Bancshares, Inc., 6.25%, Series D	11,783,702
714,838	ING Groep NV, 6.13% (Netherlands)(b)	18,685,865
227,255	ING Groep NV, 6.20% (Netherlands)	5,919,993
1,450,348	ING Groep NV, 6.38% (Netherlands)	37,607,524
767,672	JPMorgan Chase & Co., 5.45%, Series P(b)	19,590,989
1,089,667	JPMorgan Chase & Co., 5.50%, Series O	27,394,228
1,186,972	JPMorgan Chase & Co., 6.10%, Series AA(b)	31,763,371
1,279,620	JPMorgan Chase & Co., 6.13%, Series Y(b)	34,178,650
1,290,741	JPMorgan Chase & Co., 6.15%, Series BB(b)	34,875,822
126,902	JPMorgan Chase & Co., 6.30%, Series W	3,412,395
625,959	JPMorgan Chase & Co., 6.70%, Series T	16,813,259
408,969	KeyCorp, 6.13%, Series E(b)	12,035,958
317,972	KKR Financial Holdings LLC, 7.38%, Series A	8,181,420
208,830	People’s United Financial, Inc., 5.63%, Series A	5,886,918
1,633,001	PNC Financial Services Group, Inc. (The), 6.13%, Series P	47,471,339
420,565	Regions Financial Corp., 6.38%, Series A(b)	10,837,960
468,890	Regions Financial Corp., 6.38%, Series B(b)	13,874,455
518,180	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	13,089,227
471,768	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,096,131
419,309	SunTrust Banks, Inc., 5.88%, Series E	10,776,241
741,792	U.S. Bancorp, 5.15%, Series H(b)	19,368,189
1,049,666	U.S. Bancorp, 6.50%, Series F	31,322,033
951,378	Wells Fargo & Co., 5.20%	23,832,019

451,794	Wells Fargo & Co., 5.25%, Series P	$11,340,029
1,133,316	Wells Fargo & Co., 5.50%, Series X	29,058,222
586,986	Wells Fargo & Co., 5.63%, Series Y	15,062,061
929,471	Wells Fargo & Co., 5.70%, Series W	24,129,067
1,495,650	Wells Fargo & Co., 5.85%, Series Q	41,190,201
538,597	Wells Fargo & Co., 6.00%, Series T	14,208,189
705,680	Wells Fargo & Co., 6.00%, Series V	18,771,088
276,636	Wells Fargo & Co., 6.63%	8,307,379
1,936,173	Wells Fargo & Co., 8.00%, Series J	50,224,328

		1,177,094,193

	Capital Markets - 16.6%
540,639	Bank of New York Mellon Corp. (The), 5.20%	13,624,103
553,459	Charles Schwab Corp. (The), 5.95%, Series D(b)	15,303,141
443,285	Charles Schwab Corp. (The), 6.00%, Series B	11,427,887
547,980	Charles Schwab Corp. (The), 6.00%, Series C	15,151,647
925,796	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	25,718,613
868,287	Goldman Sachs Group, Inc. (The), 5.95%(b)	22,228,147
358,861	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	9,398,570
268,469	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	7,299,672
407,663	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	12,091,285
639,826	Morgan Stanley, 5.85%, Series K	17,441,657
547,160	Morgan Stanley, 6.38%, Series I(b)	15,763,680
330,264	Morgan Stanley, 6.63%, Series G	9,042,628
674,874	Morgan Stanley, 6.88%, Series F	19,888,537
657,203	Morgan Stanley, 7.13%, Series E	19,683,230
343,224	Northern Trust Corp., 5.85%, Series C(b)	9,297,938
598,105	State Street Corp., 5.25%, Series C	15,209,810
317,293	State Street Corp., 5.35%, Series G(b)	8,833,437
774,928	State Street Corp., 5.90%, Series D(b)	22,124,194
524,251	State Street Corp., 6.00%, Series E	14,039,442

		283,567,618

	Consumer Finance - 5.2%
460,252	Capital One Financial Corp., 5.20%, Series G(b)	11,483,287
870,724	Capital One Financial Corp., 6.00%, Series B	22,055,439
437,922	Capital One Financial Corp., 6.00%, Series H	11,648,725
482,583	Capital One Financial Corp., 6.20%, Series F	12,836,708
400,737	Capital One Financial Corp., 6.25%, Series C(b)	10,599,494
284,343	Capital One Financial Corp., 6.70%, Series D	7,819,433
492,574	Discover Financial Services, 6.50%, Series B	12,649,300

		89,092,386

	Insurance - 8.4%
801,552	Aegon NV, 6.38% (Netherlands)	20,952,569
276,439	Aegon NV, 6.50% (Netherlands)	7,256,524
325,764	Allstate Corp. (The), 5.63%(b)	8,548,047
131,070	Allstate Corp. (The), 6.25%, Series F	3,593,939
714,976	Allstate Corp. (The), 6.63%, Series E	19,404,449
318,000	Allstate Corp. (The), 6.75%, Series C	8,538,300
375,517	Arch Capital Group Ltd., 5.25%, Series E(b)	9,245,228
303,946	Arch Capital Group Ltd., 6.75%, Series C(b)	7,738,465

Schedule of Investments(a)

229,855	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)(b)	$5,994,618
243,890	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(b)	6,985,010
447,869	Axis Capital Holdings Ltd., 5.50%, Series E	11,214,640
296,038	PartnerRe Ltd., 7.25%, Series H (Bermuda)(b)	8,937,387
342,613	Prudential PLC, 6.50% (United Kingdom)	9,212,864
207,349	Prudential PLC, 6.75% (United Kingdom)	5,598,423
279,992	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)(b)	7,223,794
64,964	Validus Holdings Ltd., 5.80%	1,640,341

		142,084,598

	Thrifts & Mortgage Finance - 0.7%
417,837	New York Community Bancorp, Inc., 6.38%, Series A.	12,301,121

	Total Preferred Stocks and Other Equity Interests (Cost $1,617,467,881)	1,704,139,916

	Money Market Fund - 0.0%
5,666	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $5,666)	5,666

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,617,473,547) - 99.9%	1,704,145,582

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
13,902,545	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(c)(d) (Cost $13,902,545)	13,902,545

	Total Investments (Cost $1,631,376,092)(e) - 100.7%	1,718,048,127
	Other assets less liabilities - (0.7)%	(11,744,795)

	Net Assets - 100.0%	$1,706,303,332

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,634,522,754. The net unrealized appreciation was $83,525,373, which consisted of aggregate gross unrealized appreciation of $90,231,690 and aggregate gross unrealized depreciation of $6,706,317.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 3.9%
1,189,442	People’s United Financial, Inc.	$20,743,868
431,716	United Bankshares, Inc.	14,894,202

		35,638,070

	Beverages - 1.6%
328,644	Coca-Cola Co. (The)	15,065,041

	Capital Markets - 4.0%
538,091	Invesco Ltd.(b)	18,709,424
211,208	T. Rowe Price Group, Inc.	17,471,126

		36,180,550

	Diversified Telecommunication Services - 5.8%
625,299	AT&T, Inc.	24,386,661
589,191	Verizon Communications, Inc.	28,516,844

		52,903,505

	Electric Utilities - 8.8%
219,132	Duke Energy Corp.	18,652,516
445,716	OGE Energy Corp.	15,983,375
674,806	PPL Corp.	25,865,314
415,032	Southern Co. (The)	19,892,484

		80,393,689

	Electrical Equipment - 1.7%
262,170	Emerson Electric Co.	15,627,954

	Energy Equipment & Services - 2.1%
387,381	Helmerich & Payne, Inc.(c)	19,609,226

	Food & Staples Retailing - 1.4%
156,461	Wal-Mart Stores, Inc.	12,515,315

	Food Products - 3.5%
896,745	Flowers Foods, Inc.	15,773,745
285,379	General Mills, Inc.	15,884,195

		31,657,940

	Gas Utilities - 1.6%
235,406	Northwest Natural Gas Co.	14,854,119

	Health Care Providers & Services - 1.7%
481,413	Owens & Minor, Inc.	15,515,941

	Hotels, Restaurants & Leisure - 2.6%
79,101	Cracker Barrel Old Country Store, Inc.(c)	12,296,251
76,917	McDonald’s Corp.	11,932,903

		24,229,154

	Household Products - 1.6%
166,380	Procter & Gamble Co. (The)	15,110,632

	Insurance - 7.7%
1,829,116	AmTrust Financial Services, Inc.(c)	29,265,856
379,170	Mercury General Corp.	22,708,491
920,329	Old Republic International Corp.	18,056,855

		70,031,202

	IT Services - 1.8%
117,091	International Business Machines Corp.	$16,939,555

	Machinery - 1.6%
132,586	Caterpillar, Inc.	15,108,175

	Media - 2.2%
331,887	Meredith Corp.	19,730,682

	Metals & Mining - 2.5%
329,067	Compass Minerals International, Inc.(c)	22,722,076

	Multi-line Retail - 2.3%
377,571	Target Corp.	21,396,949

	Multi-Utilities - 14.6%
358,823	Avista Corp.	18,877,678
603,415	CenterPoint Energy, Inc.	17,010,269
186,669	Consolidated Edison, Inc.	15,467,393
260,297	Dominion Energy, Inc.	20,089,723
490,458	MDU Resources Group, Inc.	12,923,568
248,111	NorthWestern Corp.	14,338,335
303,439	SCANA Corp.	19,532,368
242,434	WEC Energy Group, Inc.	15,266,069

		133,505,403

	Oil, Gas & Consumable Fuels - 10.0%
192,596	Chevron Corp.	21,029,557
222,999	Exxon Mobil Corp.	17,848,840
417,501	Occidental Petroleum Corp.	25,855,837
468,841	ONEOK, Inc.	26,522,335

		91,256,569

	Personal Products - 1.6%
227,200	Nu Skin Enterprises, Inc., Class A	14,395,392

	Semiconductors & Semiconductor Equipment - 3.2%
276,450	Maxim Integrated Products, Inc.	12,561,888
315,130	QUALCOMM, Inc.	16,761,765

		29,323,653

	Specialty Retail - 3.8%
869,582	Gap, Inc. (The)	20,722,139
303,139	Williams-Sonoma, Inc.	14,074,744

		34,796,883

	Textiles, Apparel & Luxury Goods - 1.8%
261,204	VF Corp.	16,244,277

	Tobacco - 6.5%
201,371	Altria Group, Inc.	13,083,074
232,254	Universal Corp.	14,852,643
1,581,332	Vector Group Ltd.	31,832,213

		59,767,930

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $881,478,072) - 99.9%	914,519,882

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.2%
65,852,012	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $65,852,012)	65,852,012

	Total Investments (Cost $947,330,084)(f) - 107.1%	980,371,894
	Other assets less liabilities - (7.1)%	(65,406,749)

	Net Assets - 100.0%	$914,965,145

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Invesco Ltd.	$20,303,261	$1,418,501	$(4,105,472)	$815,456	$277,678	$18,709,424	$175,662

(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $956,546,595. The net unrealized appreciation was $23,825,299, which consisted of aggregate gross unrealized appreciation of $59,410,419 and aggregate gross unrealized depreciation of $35,585,120.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 2.9%
955,739	Westpac Banking Corp. ADR(a)	$24,457,361

	Brazil - 1.0%
353,791	Ultrapar Participacoes SA ADR(a)	8,374,233

	Canada - 34.8%
208,291	Bank of Montreal	15,803,038
251,858	Bank of Nova Scotia (The)	15,693,272
368,420	BCE, Inc.	17,289,951
135,338	Brookfield Asset Management, Inc., Class A	5,263,295
362,304	Brookfield Infrastructure Partners LP(a)	14,658,820
331,586	Cae, Inc.	5,627,015
219,571	Canadian Imperial Bank of Commerce	19,067,546
70,331	Canadian National Railway Co.	5,557,556
321,843	Canadian Natural Resources Ltd.	9,848,396
409,872	Enbridge, Inc.	16,993,293
395,296	Fortis, Inc.	14,412,492
56,807	Franco-Nevada Corp.	4,116,235
147,202	Gildan Activewear, Inc., Class A	4,435,196
256,919	Imperial Oil Ltd.	7,358,160
188,125	Magna International, Inc.	8,971,681
232,361	Methanex Corp.	10,293,592
514,991	Pembina Pipeline Corp.	17,561,193
253,680	Ritchie Bros. Auctioneers, Inc.	7,161,386
189,026	Royal Bank of Canada	14,093,779
705,083	Shaw Communications, Inc., Class B	15,702,198
329,395	Suncor Energy, Inc.	10,744,865
446,337	TELUS Corp.(a)	16,130,619
258,328	Thomson Reuters Corp.	11,854,672
268,971	Toronto-Dominion Bank (The)	13,862,765
290,093	TransCanada Corp.	14,829,554

		297,330,569

	Chile - 1.7%
165,909	Banco de Chile ADR(a)	14,181,901

	Colombia - 1.2%
226,039	Bancolombia SA ADR	9,886,946

	Denmark - 1.1%
225,009	Novo Nordisk A/S, Class B ADR	9,540,382

	France - 1.3%
239,791	Sanofi ADR	11,356,502

	Germany - 1.0%
83,706	Fresenius Medical Care AG & Co. KGaA ADR(a)	3,940,878
42,627	SAP SE ADR	4,512,068

		8,452,946

	Hong Kong - 4.9%
6,261,334	Seaspan Corp.(a)(b)	$41,950,938

	India - 2.8%
87,608	Axis Bank Ltd. GDR(c)	3,521,842
19,731	HDFC Bank Ltd. ADR	1,909,566
954,859	Infosys Ltd. ADR	15,086,772
66,354	Reliance Industries Ltd. GDR(c)	3,291,158

		23,809,338

	Israel - 1.8%
472,346	Teva Pharmaceutical Industries Ltd. ADR	15,195,371

	Mexico - 2.7%
394,167	America Movil SAB de CV, Series L ADR	6,968,873
136,969	Grupo Aeroportuario del Pacifico SAB de CV ADR	15,696,647

		22,665,520

	Netherlands - 0.5%
26,970	ASML Holding NV	4,054,400

	Norway - 2.3%
1,044,006	Statoil ASA ADR(a)	19,585,553

	Russia - 7.0%
464,589	LUKOIL PJSC ADR	21,635,910
3,688,573	Mobile TeleSystems PJSC ADR	31,611,070
65,987	Novatek PJSC GDR(c)	6,902,240

		60,149,220

	South Korea - 0.7%
5,721	Samsung Electronics Co. Ltd. GDR(c)(d)	6,167,238

	Sweden - 0.6%
762,709	Telefonaktiebolaget LM Ericsson, Class B ADR	4,896,592

	Switzerland - 2.6%
434,031	ABB Ltd. ADR(a)	10,199,729
146,097	Novartis AG ADR	12,447,464

		22,647,193

	United Kingdom - 26.7%
660,111	BP PLC ADR	23,196,301
151,351	British American Tobacco PLC ADR	9,462,464
851,428	BT Group PLC ADR(a)	17,786,331
73,198	Diageo PLC ADR	9,557,463
1,644,549	Golar LNG Partners LP(a)	37,018,798
484,599	HSBC Holdings PLC ADR(a)	24,273,564
110,387	Intercontinental Hotels Group PLC ADR(a)	6,265,566
394,591	National Grid PLC ADR	24,665,883
112,296	Pentair PLC	7,082,509
200,366	Prudential PLC ADR(a)	9,811,923
398,912	Relx NV ADR(a)	8,421,032
358,187	Relx PLC ADR(a)	7,919,515
178,593	Smith & Nephew PLC ADR	6,295,403
159,919	Unilever NV	9,302,488
601,457	Vodafone Group PLC ADR	17,851,244
93,681	WPP PLC ADR(a)	9,551,715

		228,462,199

	United States - 2.4%
28,314	Aon PLC	3,912,145
19,117	Broadcom Ltd.	4,715,399
10,962	Shire PLC ADR	1,836,574
65,127	STERIS PLC	5,330,645
32,936	Willis Towers Watson PLC	4,903,512

		20,698,275

Schedule of Investments

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $797,685,018) - 100.0%	$853,862,677

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 13.6%
116,024,146	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(e)(f) (Cost $116,024,146)	116,024,146

	Total Investments (Cost $913,709,164)(g) - 113.6%	969,886,823
	Other assets less liabilities - (13.6)%	(115,930,844)

	Net Assets - 100.0%	$853,955,979

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2017.
(b)	Affiliated company. The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2017.

	Value April 30, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2017	Dividend Income
Seaspan Corp.	$29,022,752	$13,528,233	$(861,014)	$218,898	$42,069	$41,950,938	$778,806

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $19,882,478, which represented 2.33% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $930,474,662. The net unrealized appreciation was $39,412,161, which consisted of aggregate gross unrealized appreciation of $94,029,504 and aggregate gross unrealized depreciation of $54,617,343.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 81.0%
411,261	Acorda Therapeutics, Inc.(b)	$8,903,801
111,374	Alexion Pharmaceuticals, Inc.(b)	15,296,105
189,340	Alkermes PLC(b)	10,301,989
328,783	AMAG Pharmaceuticals, Inc.(b)	6,460,586
70,581	Amgen, Inc.	12,317,090
275,626	Axovant Sciences Ltd.(b)(c)	6,317,348
93,973	Celgene Corp.(b)	12,724,884
425,897	Cytokinetics, Inc.(b)	5,983,853
198,141	Emergent Biosolutions, Inc.(b)	7,206,388
179,803	Esperion Therapeutics, Inc.(b)	8,143,278
220,399	FibroGen, Inc.(b)	7,526,626
202,911	Genomic Health, Inc.(b)	6,472,861
421,101	Insys Therapeutics, Inc.(b)(c)	4,825,817
270,640	Intrexon Corp.(b)(c)	5,843,118
236,686	Ionis Pharmaceuticals, Inc.(b)	12,402,346
313,783	Ironwood Pharmaceuticals, Inc., Class A(b)	5,569,648
79,881	Kite Pharma, Inc.(b)(c)	8,659,899
398,923	Momenta Pharmaceuticals, Inc.(b)	6,602,176
296,084	Myriad Genetics, Inc.(b)	7,185,959
942,338	OPKO Health, Inc.(b)(c)	6,078,080
153,985	Repligen Corp.(b)	6,200,976
50,565	United Therapeutics Corp.(b)	6,492,546
92,499	Vertex Pharmaceuticals, Inc.(b)	14,043,198
275,119	Xencor, Inc.(b)	6,424,029

		197,982,601

	Health Care Equipment - 2.5%
196,127	Cardiovascular Systems, Inc.(b)	6,187,807

	Life Sciences Tools & Services - 14.0%
53,811	Bio-Techne Corp.	6,237,233
63,135	Illumina, Inc.(b)	10,976,020
334,056	Qiagen N.V.	10,970,399
181,935	VWR Corp.(b)	6,003,855

		34,187,507

	Pharmaceuticals - 2.5%
169,083	Catalent, Inc.(b)	5,867,180
304,514	Dyax Corp.(b)	338,010

		6,205,190

	Total Common Stocks (Cost $219,213,347)	244,563,105

	Money Market Fund - 0.0%
74,966	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $74,966)	74,966

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $219,288,313) - 100.0%	244,638,071

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.3%
27,511,214	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $27,511,214)	27,511,214

	Total Investments (Cost $246,799,527)(f) - 111.3%	272,149,285
	Other assets less liabilities - (11.3)%	(27,617,906)

	Net Assets - 100.0%	$244,531,379

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $251,260,777. The net unrealized appreciation was $20,888,508, which consisted of aggregate gross unrealized appreciation of $31,038,746 and aggregate gross unrealized depreciation of $10,150,238.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Building Products - 10.8%
200,194	Armstrong World Industries, Inc.(b)	$9,719,418
337,190	Continental Building Products, Inc.(b)	7,418,180
245,334	Owens Corning	16,449,645

		33,587,243

	Construction & Engineering - 13.8%
255,968	AECOM(b)	8,165,379
135,483	Argan, Inc.	8,731,879
157,407	Jacobs Engineering Group, Inc.	8,298,497
204,395	MasTec, Inc.(b)	9,443,049
316,559	Tutor Perini Corp.(b)	8,420,470

		43,059,274

	Construction Machinery & Heavy Trucks - 6.0%
128,083	Oshkosh Corp.	8,819,795
252,302	Terex Corp.	9,933,130

		18,752,925

	Construction Materials - 12.6%
66,119	Martin Marietta Materials, Inc.	14,971,325
121,825	US Concrete, Inc.(b)(c)	9,544,989
118,797	Vulcan Materials Co.	14,626,287

		39,142,601

	Distributors - 2.4%
68,703	Pool Corp.	7,428,168

	Environmental & Facilities Services - 2.8%
182,940	Tetra Tech, Inc.	8,680,503

	Forest Products - 5.9%
307,733	Boise Cascade Co.(b)	9,339,697
365,475	Louisiana-Pacific Corp.(b)	9,177,077

		18,516,774

	Home Improvement Retail - 9.3%
96,999	Home Depot, Inc. (The)	14,511,050
186,602	Lowe’s Cos., Inc.	14,442,995

		28,954,045

	Homebuilding - 26.4%
388,639	KB Home(c)	8,907,606
293,376	Lennar Corp., Class A	15,384,637
290,559	M/I Homes, Inc.(b)	7,537,101
243,686	MDC Holdings, Inc.	8,355,993
6,613	NVR, Inc.(b)	17,262,840
349,578	Taylor Morrison Home Corp., Class A(b)	7,907,454
219,692	Toll Brothers, Inc.	8,477,914
156,514	TopBuild Corp.(b)	8,260,809

		82,094,354

	Industrial Machinery - 4.8%
169,929	Ingersoll-Rand PLC	14,933,361

	Multi-Utilities - 2.6%
302,670	MDU Resources Group, Inc.	7,975,355

	Renewable Electricity - 2.7%
142,258	Ormat Technologies, Inc.	8,435,899

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $290,593,530) - 100.1%	311,560,502

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.5%
10,833,289	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $10,833,289)	$10,833,289

	Total Investments (Cost $301,426,819)(f) - 103.6%	322,393,791
	Other assets less liabilities - (3.6)%	(11,077,876)

	Net Assets - 100.0%	$311,315,915

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $303,794,139. The net unrealized appreciation was $18,599,652, which consisted of aggregate gross unrealized appreciation of $24,356,359 and aggregate gross unrealized depreciation of $5,756,707.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Gas Utilities - 2.8%
24,042	National Fuel Gas Co.	$1,423,527

	Oil & Gas Drilling - 2.7%
74,055	Unit Corp.(b)	1,331,509

	Oil & Gas Exploration & Production - 49.8%
49,071	Anadarko Petroleum Corp.	2,241,073
56,718	ConocoPhillips	2,573,296
71,513	Devon Energy Corp.	2,382,098
25,048	Energen Corp.(b)	1,334,557
51,164	Energy XXI Gulf Coast, Inc.(b)	1,012,536
28,072	EOG Resources, Inc.	2,670,770
321,131	EP Energy Corp., Class A(b)(c)	1,085,423
111,766	Laredo Petroleum, Inc.(b)	1,448,487
103,238	Marathon Oil Corp.	1,262,601
55,416	Murphy Oil Corp.	1,472,957
133,882	Oasis Petroleum, Inc.(b)	1,041,602
15,154	Pioneer Natural Resources Co.	2,471,617
68,086	Rice Energy, Inc.(b)	1,904,365
208,953	Southwestern Energy Co.(b)	1,191,032
175,974	Whiting Petroleum Corp.(b)	923,864

		25,016,278

	Oil & Gas Refining & Marketing - 44.7%
126,701	Alon USA Partners LP	1,474,800
16,553	Andeavor(b)	1,647,520
67,199	CVR Energy, Inc.(c)	1,270,733
142,215	CVR Refining LP(b)(c)	1,052,391
110,331	Delek US Holdings, Inc.	2,880,742
54,634	HollyFrontier Corp.	1,575,644
48,715	Marathon Petroleum Corp.	2,727,553
83,406	Par Pacific Holdings, Inc.(b)	1,493,801
68,454	PBF Energy, Inc., Class A	1,558,698
33,003	Phillips 66	2,764,001
136,773	Tellurian, Inc.(b)(c)	1,251,473
40,436	Valero Energy Corp.	2,788,871

		22,486,227

	Total Common Stocks and Other Equity Interests (Cost $50,535,837)	50,257,541

	Money Market Fund - 0.1%
67,445	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d) (Cost $67,445)	67,445

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $50,603,282) - 100.1%	50,324,986

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.2%
3,120,832	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $3,120,832)	$3,120,832

	Total Investments (Cost $53,724,114)(f) - 106.3%	53,445,818
	Other assets less liabilities - (6.3)%	(3,172,512)

	Net Assets - 100.0%	$50,273,306

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $54,807,505. The net unrealized depreciation was $1,361,687, which consisted of aggregate gross unrealized appreciation of $4,543,957 and aggregate gross unrealized depreciation of $5,905,644.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 5.1%
137,295	Archer-Daniels-Midland Co.	$5,791,103

	Brewers - 2.6%
33,719	Molson Coors Brewing Co., Class B	3,000,316

	Distillers & Vintners - 8.6%
32,483	Constellation Brands, Inc., Class A	6,280,588
61,179	MGP Ingredients, Inc.	3,607,114

		9,887,702

	Food Distributors - 10.2%
91,063	Andersons, Inc. (The)	3,137,121
103,526	SpartanNash Co.	2,871,811
107,802	Sysco Corp.	5,672,541

		11,681,473

	Food Retail - 9.5%
200,120	Kroger Co. (The)	4,906,943
134,276	Sprouts Farmers Market, Inc.(b)	3,232,023
58,856	Weis Markets, Inc.	2,784,477

		10,923,443

	Packaged Foods & Meats - 39.9%
282,956	Adecoagro SA (Argentina)(b)	2,877,662
82,219	Conagra Brands, Inc.	2,815,179
173,088	Dean Foods Co.	2,596,320
49,615	John B. Sanfilippo & Son, Inc.	3,191,237
80,510	Kellogg Co.	5,474,680
63,049	Kraft Heinz Co. (The)	5,514,266
69,948	Lamb Weston Holdings, Inc.	3,076,313
229,457	Nomad Foods Ltd. (United Kingdom)(b)	3,269,762
137,397	Pilgrim’s Pride Corp.(b)	3,337,373
52,203	Pinnacle Foods, Inc.	3,099,814
27,579	Sanderson Farms, Inc.	3,605,954
819	Seaboard Corp.	3,501,225
54,935	Tyson Foods, Inc., Class A	3,480,682

		45,840,467

	Restaurants - 13.0%
362,697	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	3,191,734
15,342	Domino’s Pizza, Inc.	2,861,283
39,067	McDonald’s Corp.	6,060,854
40,158	Papa John’s International, Inc.	2,864,470

		14,978,341

	Soft Drinks - 11.1%
14,309	Coca-Cola Bottling Co. Consolidated	3,435,448
34,810	National Beverage Corp.	3,554,797
49,787	PepsiCo, Inc.	5,805,662

		12,795,907

	Total Common Stocks (Cost $113,136,719)	114,898,752

	Money Market Fund - 0.0%
27,045	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $27,045)	27,045

	Total Investments (Cost $113,163,764)(d) - 100.0%	114,925,797
	Other assets less liabilities - (0.0)%	(16,981)

	Net Assets - 100.0%	$114,908,816

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $113,721,669. The net unrealized appreciation was $1,204,128, which consisted of aggregate gross unrealized appreciation of $6,317,900 and aggregate gross unrealized depreciation of $5,113,772.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 20.1%
131,229	American Airlines Group, Inc.	$6,619,191
125,032	Delta Air Lines, Inc.	6,171,579
67,728	Hawaiian Holdings, Inc.(b)	2,803,939
150,690	JetBlue Airways Corp.(b)	3,304,632
77,406	United Continental Holdings, Inc.(b)	5,238,838

		24,138,179

	Broadcasting - 3.5%
64,915	AMC Networks, Inc., Class A(b)	4,151,314

	Casinos & Gaming - 14.2%
137,160	Boyd Gaming Corp.(b)	3,437,229
199,417	MGM Resorts International	6,566,802
173,510	Penn National Gaming, Inc.(b)	3,497,962
27,622	Wynn Resorts Ltd.	3,572,629

		17,074,622

	Hotels, Resorts & Cruise Lines - 19.2%
94,637	Hilton Grand Vacations, Inc.(b)	3,478,856
59,726	Hyatt Hotels Corp., Class A(b)	3,318,974
101,692	Marcus Corp. (The)	2,766,022
29,428	Marriott Vacations Worldwide Corp.	3,438,662
57,151	Royal Caribbean Cruises Ltd.	6,462,064
34,684	Wyndham Worldwide Corp.	3,619,969

		23,084,547

	Internet & Direct Marketing Retail - 3.1%
65,509	Liberty Expedia Holdings, Inc., Class A(b)	3,737,288

	Leisure Facilities - 2.9%
16,693	Vail Resorts, Inc.	3,518,217

	Movies & Entertainment - 8.2%
87,328	Cinemark Holdings, Inc.	3,397,059
63,415	Time Warner, Inc.	6,494,965

		9,892,024

	Restaurants - 28.8%
390,595	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	3,437,236
169,655	Bloomin’ Brands, Inc.	2,957,087
51,247	Bob Evans Farms, Inc.	3,545,267
16,522	Domino’s Pizza, Inc.	3,081,353
42,072	McDonald’s Corp.	6,527,050
43,247	Papa John’s International, Inc.	3,084,809
47,739	Red Robin Gourmet Burgers, Inc.(b)	2,854,792
207,437	Wendy’s Co. (The)	3,202,827
166,797	Yum China Holdings, Inc.(b)	5,969,665

		34,660,086

	Total Common Stocks (Cost $117,663,641)	120,256,277

	Money Market Fund - 0.1%
70,658	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $70,658)	70,658

	Total Investments (Cost $117,734,299)(d) - 100.1%	120,326,935
	Other assets less liabilities - (0.1)%	(101,061)

	Net Assets - 100.0%	$120,225,874

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $118,081,115. The net unrealized appreciation was $2,245,820, which consisted of aggregate gross unrealized appreciation of $5,799,323 and aggregate gross unrealized depreciation of $3,553,503.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 7.7%
128,871	Emerald Expositions Events, Inc.	$2,949,857
114,783	Interpublic Group of Cos., Inc. (The)	2,480,461
33,910	Omnicom Group, Inc.	2,670,073

		8,100,391

	Broadcasting - 20.5%
53,538	AMC Networks, Inc., Class A(b)	3,423,755
84,386	CBS Corp., Class B	5,555,130
110,763	Discovery Communications, Inc., Class A(b)	2,724,770
230,516	Gray Television, Inc.(b)	3,434,688
42,185	Scripps Networks Interactive, Inc., Class A	3,687,391
194,062	TEGNA, Inc.	2,877,940

		21,703,674

	Cable & Satellite - 10.7%
81,361	DISH Network Corp., Class A(b)	5,209,545
133,427	MSG Networks, Inc., Class A(b)	2,855,338
553,791	Sirius XM Holdings, Inc.	3,245,215

		11,310,098

	Diversified Support Services - 3.3%
65,255	Viad Corp.	3,494,405

	Internet & Direct Marketing Retail - 8.2%
119,546	Liberty Interactive Corp. QVC Group, Series A(b)	2,861,931
31,875	Netflix, Inc.(b)	5,790,413

		8,652,344

	Internet Software & Services - 10.9%
5,236	Alphabet, Inc., Class A(b)	4,950,638
268,752	Bankrate, Inc.(b)	3,735,653
27,196	IAC/InterActiveCorp.(b)	2,845,517

		11,531,808

	IT Consulting & Other Services - 2.9%
24,064	Gartner, Inc.(b)	3,087,893

	Movies & Entertainment - 21.0%
92,628	Liberty Media Corp.-Liberty Formula One, Class A(b)	3,126,195
52,306	Time Warner, Inc.	5,357,180
190,191	Twenty-First Century Fox, Inc., Class A	5,534,558
81,204	Viacom, Inc., Class B	2,835,644
48,456	Walt Disney Co. (The)	5,326,768

		22,180,345

	Publishing - 14.8%
380,580	Gannett Co., Inc.	3,413,803
56,250	John Wiley & Sons, Inc., Class A	3,107,813
53,105	Meredith Corp.	3,157,092
163,899	New York Times Co. (The), Class A	3,114,081
67,754	Scholastic Corp.	2,807,048

		15,599,837

	Total Common Stocks (Cost $99,268,830)	105,660,795

	Money Market Fund - 0.1%
100,250	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $100,250)	100,250

	Total Investments (Cost $99,369,080)(d) - 100.1%	105,761,045
	Other assets less liabilities - (0.1)%	(100,546)

	Net Assets - 100.0%	$105,660,499

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $100,156,340. The net unrealized appreciation was $5,604,705, which consisted of aggregate gross unrealized appreciation of $8,617,695 and aggregate gross unrealized depreciation of $3,012,990.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 46.8%
8,869	Applied Optoelectronics, Inc.(b)	$864,639
4,065	Arista Networks, Inc.(b)	606,864
21,495	ARRIS International PLC(b)	601,000
25,850	Ciena Corp.(b)	665,637
35,106	Cisco Systems, Inc.	1,104,084
16,205	CommScope Holding Co., Inc.(b)	596,020
63,240	Extreme Networks, Inc.(b)	555,880
4,719	F5 Networks, Inc.(b)	569,819
7,271	InterDigital, Inc.	529,692
20,450	Juniper Networks, Inc.	571,578
10,665	Lumentum Holdings, Inc.(b)	667,629
13,415	Motorola Solutions, Inc.	1,216,472
16,516	NetScout Systems, Inc.(b)	569,802
70,086	Oclaro, Inc.(b)(c)	685,441
11,411	Plantronics, Inc.	515,549

		10,320,106

	Consumer Electronics - 2.6%
11,560	Garmin Ltd.	580,196

	Electronic Components - 8.0%
14,802	Amphenol Corp., Class A	1,134,129
8,622	Belden, Inc.	620,267

		1,754,396

	Health Care Technology - 2.8%
23,005	Vocera Communications, Inc.(b)	627,346

	Internet Software & Services - 2.9%
22,650	Mimecast Ltd.(b)	635,559

	Systems Software - 32.1%
34,589	CA, Inc.	1,073,643
9,908	Check Point Software Technologies Ltd. (Israel)(b)	1,048,068
15,185	Fortinet, Inc.(b)	560,478
11,875	Imperva, Inc.(b)	534,969
6,830	Proofpoint, Inc.(b)	582,189
14,115	Qualys, Inc.(b)	566,717
33,672	Rapid7, Inc.(b)	511,478
36,854	Symantec Corp.	1,142,105
11,405	VMware, Inc., Class A(b)(c)	1,057,358

		7,077,005

	Technology Hardware, Storage & Peripherals - 4.8%
7,174	Apple, Inc.	1,066,989

	Total Common Stocks (Cost $19,440,980)	22,061,597

	Money Market Fund - 0.3%
64,144	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $64,144)	64,144

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $19,505,124) - 100.3%	22,125,741

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.1%
1,355,172	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $1,355,172)	$1,355,172

	Total Investments (Cost $20,860,296)(f) - 106.4%	23,480,913
	Other assets less liabilities - (6.4)%	(1,418,003)

	Net Assets - 100.0%	$22,062,910

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,955,264. The net unrealized appreciation was $2,525,649, which consisted of aggregate gross unrealized appreciation of $2,946,865 and aggregate gross unrealized depreciation of $421,216.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Oil & Gas Drilling - 28.0%
107,945	Atwood Oceanics, Inc.(b)(c)	$848,448
71,670	Diamond Offshore Drilling, Inc.(b)(c)	890,141
129,725	Ensco PLC, Class A	686,245
30,022	Helmerich & Payne, Inc.(b)	1,519,714
98,634	Nabors Industries Ltd.	760,468
209,220	Noble Corp. PLC	836,880
76,935	Patterson-UTI Energy, Inc.	1,487,923
70,577	Rowan Cos. PLC, Class A(c)	823,634
91,277	Transocean Ltd.(c)	789,546

		8,642,999

	Oil & Gas Equipment & Services - 69.2%
54,914	Archrock Partners LP	810,531
80,807	Archrock, Inc.	884,837
42,256	Baker Hughes A GE Co.	1,558,824
16,133	Core Laboratories NV(b)	1,621,850
17,600	Dril-Quip, Inc.(c)	784,960
31,970	Exterran Corp.(c)	885,249
54,538	Forum Energy Technologies, Inc.(c)	722,629
35,562	Halliburton Co.	1,509,251
168,095	Helix Energy Solutions Group, Inc.(c)	1,099,341
47,104	Mammoth Energy Services, Inc.(c)	691,016
141,158	McDermott International, Inc.(c)	955,640
49,537	National Oilwell Varco, Inc.	1,620,355
34,925	Ncs Multistage Holdings, Inc.(c)	784,066
35,776	Oceaneering International, Inc.	917,654
30,691	Oil States International, Inc.(c)	762,671
66,077	Propetro Holding Corp.(c)	859,001
45,876	RPC, Inc.(b)	950,092
23,273	Schlumberger Ltd.	1,596,528
54,809	USA Compression Partners LP(b)	896,675
317,256	Weatherford International PLC(b)(c)	1,414,962

		21,326,132

	Oil & Gas Storage & Transportation - 2.7%
221,870	Scorpio Tankers, Inc. (Monaco)	823,138

	Total Common Stocks and Other Equity Interests (Cost $36,670,866)	30,792,269

	Money Market Fund - 0.1%
25,146	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $25,146)	25,146

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $36,696,012) - 100.0%	30,817,415

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 18.7%
5,746,240	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $5,746,240)	5,746,240

Total Investments (Cost $42,442,252)(f) - 118.7%	$36,563,655
Other assets less liabilities - (18.7)%	(5,756,069)

Net Assets - 100.0%	$30,807,586

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $44,723,688. The net unrealized depreciation was $8,160,033, which consisted of aggregate gross unrealized appreciation of $1,039,547 and aggregate gross unrealized depreciation of $9,199,580.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 40.5%
508,084	AbbVie, Inc.	$35,520,153
186,595	Alexion Pharmaceuticals, Inc.(b)	25,626,957
1,009,874	AMAG Pharmaceuticals, Inc.(b)	19,844,024
216,793	Amgen, Inc.	37,832,547
72,651	Biogen, Inc.(b)	21,039,003
288,637	Celgene Corp.(b)	39,084,336
248,742	Eagle Pharmaceuticals, Inc.(b)(c)	12,225,669
608,598	Emergent Biosolutions, Inc.(b)	22,134,709
284,697	Gilead Sciences, Inc.	21,662,595
161,938	Ligand Pharmaceuticals, Inc.(b)	19,579,924
40,329	Regeneron Pharmaceuticals, Inc.(b)	19,826,543
155,316	United Therapeutics Corp.(b)	19,942,574

		294,319,034

	Pharmaceuticals - 59.5%
552,938	Akorn, Inc.(b)	18,589,776
81,916	Allergan PLC	20,669,864
1,188,093	Amphastar Pharmaceuticals, Inc.(b)	20,530,247
619,528	Bristol-Myers Squibb Co.	35,251,143
1,576,307	Corcept Therapeutics, Inc.(b)	19,656,548
430,128	Eli Lilly & Co.	35,554,381
1,425,889	Endo International PLC(b)	15,713,297
1,843,502	Horizon Pharma PLC(b)	22,085,154
1,520,246	Innoviva, Inc.(b)	20,857,775
120,883	Jazz Pharmaceuticals PLC(b)	18,568,838
264,221	Johnson & Johnson	35,067,411
918,992	Lannett Co., Inc.(b)(c)	18,701,487
448,283	Mallinckrodt PLC(b)	20,531,361
518,084	Merck & Co., Inc.	33,095,206
461,452	Mylan NV(b)	17,992,013
1,047,767	Pfizer, Inc.	34,743,954
538,205	Supernus Pharmaceuticals, Inc.(b)	21,770,392
1,437,041	Valeant Pharmaceuticals International, Inc.(b)	23,653,695

		433,032,542

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $676,574,163) - 100.0%	727,351,576

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.4%
24,712,661	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $24,712,661)	24,712,661

	Total Investments (Cost $701,286,824)(f) - 103.4%	752,064,237
	Other assets less liabilities - (3.4)%	(24,491,132)

	Net Assets - 100.0%	$727,573,105

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $722,062,346. The net unrealized appreciation was $30,001,891, which consisted of aggregate gross unrealized appreciation of $71,723,723 and aggregate gross unrealized depreciation of $41,721,832.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 5.1%
3,895	Burlington Stores, Inc.(b)	$338,982
3,587	Children’s Place, Inc. (The)	378,967

		717,949

	Automotive Retail - 2.7%
6,884	Asbury Automotive Group, Inc.(b)	371,736

	Computer & Electronics Retail - 4.8%
11,498	Best Buy Co., Inc.	670,793

	Distributors - 2.5%
3,188	Pool Corp.	344,687

	Drug Retail - 12.0%
9,273	CVS Health Corp.	741,191
103,824	Rite Aid Corp.(b)	232,566
8,722	Walgreens Boots Alliance, Inc.	703,603

		1,677,360

	Food Retail - 16.6%
10,109	Ingles Markets, Inc., Class A	298,215
24,086	Kroger Co. (The)	590,589
29,213	Smart & Final Stores, Inc.(b)	251,232
16,161	Sprouts Farmers Market, Inc.(b)	388,995
7,084	Weis Markets, Inc.	335,144
10,876	Whole Foods Market, Inc.	454,182

		2,318,357

	Forest Products - 3.1%
14,281	Boise Cascade Co.(b)	433,428

	General Merchandise Stores - 2.9%
9,179	Ollie’s Bargain Outlet Holdings, Inc.(b)	410,301

	Home Improvement Retail - 4.8%
4,501	Home Depot, Inc. (The)	673,350

	Homefurnishing Retail - 6.7%
10,806	Aaron’s, Inc.	500,102
6,758	RH(b)(c)	440,148

		940,250

	Hypermarkets & Super Centers - 12.4%
4,031	Costco Wholesale Corp.	638,954
4,363	PriceSmart, Inc.	367,583
8,993	Wal-Mart Stores, Inc.	719,350

		1,725,887

	Internet & Direct Marketing Retail - 7.1%
11,125	PetMed Express, Inc.	528,882
6,051	Wayfair, Inc., Class A(b)(c)	461,994

		990,876

	Specialized Consumer Services - 2.9%
7,245	Sotheby’s(b)	409,995

	Specialty Stores - 13.1%
7,359	Five Below, Inc.(b)	355,513
76,220	Office Depot, Inc.	447,411
42,400	Staples, Inc.	430,360
2,403	Ulta Beauty, Inc.(b)	603,658

		1,836,942

	Trading Companies & Distributors - 3.3%
10,530	Rush Enterprises, Inc., Class A(b)	454,159

	Total Common Stocks (Cost $13,301,271)	$13,976,070

	Money Market Fund - 0.3%
45,993	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $45,993)	45,993

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $13,347,264) - 100.3%	14,022,063

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.1%
569,166	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $569,166)	569,166

	Total Investments (Cost $13,916,430)(f) - 104.4%	14,591,229
	Other assets less liabilities - (4.4)%	(609,187)

	Net Assets - 100.0%	$13,982,042

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,966,130. The net unrealized appreciation was $625,099, which consisted of aggregate gross unrealized appreciation of $1,538,760 and aggregate gross unrealized depreciation of $913,661.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Electronic Components - 6.0%
46,386	Littelfuse, Inc.	$8,357,830
461,757	Vishay Intertechnology, Inc.	8,242,362

		16,600,192

	Semiconductor Equipment - 39.1%
98,316	Advanced Energy Industries, Inc.(b)	7,132,826
660,519	Amkor Technology, Inc.(b)	6,849,582
307,449	Applied Materials, Inc.	13,623,065
276,043	Brooks Automation, Inc.	6,779,616
312,620	Entegris, Inc.(b)	8,159,382
72,004	KLA-Tencor Corp.	6,669,731
337,343	Kulicke & Soffa Industries, Inc. (Singapore)(b)	7,266,368
89,938	Lam Research Corp.	14,341,514
94,551	MKS Instruments, Inc.	7,909,191
276,142	Nanometrics, Inc.(b)	7,359,184
310,054	Rudolph Technologies, Inc.(b)	7,673,837
213,631	Teradyne, Inc.	7,389,496
326,685	Ultra Clean Holdings, Inc.(b)	7,660,763

		108,814,555

	Semiconductors - 55.0%
168,096	Analog Devices, Inc.	13,281,265
57,469	Broadcom Ltd.	14,175,303
114,667	Cirrus Logic, Inc.(b)	7,045,140
291,159	Diodes, Inc.(b)	7,724,448
158,145	Maxim Integrated Products, Inc.	7,186,109
470,308	Micron Technology, Inc.(b)	13,225,061
77,309	Monolithic Power Systems, Inc.	7,910,257
100,113	NVIDIA Corp.	16,269,364
128,187	NXP Semiconductors NV (Netherlands)(b)	14,142,872
487,081	ON Semiconductor Corp.(b)	7,281,861
205,715	Semtech Corp.(b)	8,146,314
102,300	Silicon Laboratories, Inc.(b)	7,682,730
71,198	Skyworks Solutions, Inc.	7,466,534
171,322	Texas Instruments, Inc.	13,942,184
115,384	Xilinx, Inc.	7,299,192

		152,778,634

	Total Common Stocks (Cost $235,332,339)	278,193,381

	Money Market Fund - 0.0%
22,621	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $22,621)	22,621

	Total Investments (Cost $235,354,960)(d) - 100.1%	278,216,002
	Other assets less liabilities - (0.1)%	(139,756)

	Net Assets - 100.0%	$278,076,246

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $236,179,164. The net unrealized appreciation was $42,036,838, which consisted of aggregate gross unrealized appreciation of $43,671,917 and aggregate gross unrealized depreciation of $1,635,079.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Application Software - 41.6%
38,339	Adobe Systems, Inc.(b)	$5,616,280
49,361	Aspen Technology, Inc.(b)	2,807,160
48,088	Autodesk, Inc.(b)	5,327,670
157,559	Cadence Design Systems, Inc.(b)	5,813,927
48,821	CDK Global, Inc.	3,211,445
22,467	Fair Isaac Corp.	3,202,671
42,344	HubSpot, Inc.(b)	3,063,589
45,324	Paycom Software, Inc.(b)	3,176,759
52,779	Pegasystems, Inc.	3,190,491
51,380	PTC, Inc.(b)	2,835,662
86,215	RealPage, Inc.(b)	3,340,831
74,483	Synopsys, Inc.(b)	5,703,163

		47,289,648

	Cable & Satellite - 5.6%
63,839	Liberty Broadband Corp., Class A(b)	6,314,954

	Data Processing & Outsourced Services - 3.1%
133,779	Square, Inc., Class A(b)	3,525,077

	Education Services - 2.4%
154,302	K12, Inc.(b)	2,732,689

	Health Care Technology - 15.5%
84,128	Cerner Corp.(b)	5,415,319
105,224	HealthStream, Inc.(b)	2,485,391
41,397	Medidata Solutions, Inc.(b)	3,179,704
202,529	Quality Systems, Inc.(b)	3,463,246
48,386	Veeva Systems, Inc., Class A(b)	3,085,091

		17,628,751

	Home Entertainment Software - 2.7%
38,040	Take-Two Interactive Software, Inc.(b)	3,023,419

	Internet Software & Services - 14.0%
107,263	AppFolio, Inc., Class A(b)	3,748,842
141,245	Blucora, Inc.(b)	3,163,888
112,390	Mimecast Ltd.(b)	3,153,663
106,690	MINDBODY, Inc., Class A(b)	2,768,606
57,459	Trade Desk, Inc. (The), Class A(b)	3,063,139

		15,898,138

	Systems Software - 15.2%
78,666	Microsoft Corp.	5,719,018
101,956	Progress Software Corp.	3,263,612
81,176	Varonis Systems, Inc.(b)	3,023,806
56,595	VMware, Inc., Class A(b)	5,246,922

		17,253,358

	Total Common Stocks (Cost $98,521,670)	113,666,034

	Money Market Fund - 0.0%
15,971	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c) (Cost $15,971)	15,971

	Total Investments (Cost $98,537,641)(d) - 100.1%	113,682,005
	Other assets less liabilities - (0.1)%	(124,335)

	Net Assets - 100.0%	$113,557,670

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $98,621,124. The net unrealized appreciation was $15,060,881, which consisted of aggregate gross unrealized appreciation of $15,547,643 and aggregate gross unrealized depreciation of $486,762.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aluminum - 3.5%
134,766	Century Aluminum Co.(b)	$2,261,374
11,601	Kaiser Aluminum Corp.	1,128,661

		3,390,035

	Commodity Chemicals - 6.5%
38,165	LyondellBasell Industries NV, Class A	3,438,285
95,891	Olin Corp.	2,826,866

		6,265,151

	Copper - 2.7%
178,965	Freeport-McMoRan, Inc.(b)	2,616,468

	Diversified Chemicals - 7.4%
96,750	Chemours Co. (The)	4,606,267
31,331	Eastman Chemical Co.	2,605,486

		7,211,753

	Fertilizers & Agricultural Chemicals - 4.1%
52,235	FMC Corp.	3,989,709

	Forest Products - 2.1%
81,225	Louisiana-Pacific Corp.(b)	2,039,560

	Gold - 4.2%
52,341	Newmont Mining Corp.	1,945,515
25,003	Royal Gold, Inc.	2,166,760

		4,112,275

	Industrial Gases - 3.3%
22,473	Air Products & Chemicals, Inc.	3,194,537

	Life Sciences Tools & Services - 1.2%
18,946	Cambrex Corp.(b)	1,155,706

	Oil & Gas Equipment & Services - 1.7%
57,250	US Silica Holdings, Inc.	1,667,692

	Paper Packaging - 6.9%
33,621	Avery Dennison Corp.	3,124,400
65,841	International Paper Co.	3,619,938

		6,744,338

	Paper Products - 2.7%
60,005	KapStone Paper and Packaging Corp.	1,371,714
15,336	Neenah Paper, Inc.	1,225,347

		2,597,061

	Specialized REITs - 4.1%
24,983	Potlatch Corp. REIT	1,195,437
83,301	Weyerhaeuser Co. REIT	2,750,599

		3,946,036

	Specialty Chemicals - 37.3%
31,010	Albemarle Corp.	3,590,958
51,221	Ashland Global Holdings, Inc.	3,327,828
14,738	Balchem Corp.	1,143,669
31,827	Celanese Corp., Series A	3,060,803
24,250	Ecolab, Inc.	3,192,998
52,714	Ferro Corp.(b)	1,014,217
23,793	H.B. Fuller Co.	1,225,815
25,024	Ingevity Corp.(b)	1,463,904
17,377	International Flavors & Fragrances, Inc.	2,314,269
39,101	Kraton Corp.(b)	1,454,557
13,578	Minerals Technologies, Inc.	961,322
4,630	NewMarket Corp.	2,130,309
135,873	Platform Specialty Products Corp.(b)	1,903,581
58,890	PolyOne Corp.	2,154,196
23,034	PPG Industries, Inc.	2,424,329
10,636	Quaker Chemical Corp.	1,508,929
37,547	RPM International, Inc.	1,947,563
18,311	Sensient Technologies Corp.	1,361,606

		36,180,853

	Steel - 12.3%
346,557	AK Steel Holding Corp.(b)	1,961,513
72,065	Allegheny Technologies, Inc.(c)	1,364,911
61,282	Steel Dynamics, Inc.	2,169,996
120,063	SunCoke Energy, Inc.(b)	1,074,564
80,559	TimkenSteel Corp.(b)	1,280,082
104,381	United States Steel Corp.(c)	2,451,910
32,384	Worthington Industries, Inc.	1,640,897

		11,943,873

	Total Common Stocks and Other Equity Interests (Cost $89,143,595)	97,055,047

	Money Market Fund - 0.1%
88,785	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $88,785)	$88,785

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $89,232,380) - 100.1%	97,143,832

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.9%
2,839,400	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $2,839,400)	2,839,400

	Total Investments (Cost $92,071,780)(f) - 103.0%	99,983,232
	Other assets less liabilities - (3.0)%	(2,929,729)

	Net Assets - 100.0%	$97,053,503

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $92,676,147. The net unrealized appreciation was $7,307,085, which consisted of aggregate gross unrealized appreciation of $11,256,005 and aggregate gross unrealized depreciation of $3,948,920.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Airlines - 3.0%
15,041	Southwest Airlines Co.	$834,926

	Auto Parts & Equipment - 4.8%
4,670	Lear Corp.	692,047
5,768	Visteon Corp.(b)	643,363

		1,335,410

	Automobile Manufacturers - 2.0%
1,698	Tesla, Inc.(b)(c)	549,252

	Cable & Satellite - 7.6%
2,644	Charter Communications, Inc., Class A(b)	1,036,210
183,146	Sirius XM Holdings, Inc.(c)	1,073,236

		2,109,446

	Casinos & Gaming - 12.6%
19,746	Boyd Gaming Corp.(b)	494,835
38,087	Caesars Entertainment Corp.(b)(c)	470,374
2,228	Churchill Downs, Inc.	416,747
32,433	Eldorado Resorts, Inc.(b)	661,633
21,650	Scientific Games Corp., Class A(b)	802,133
4,993	Wynn Resorts Ltd.	645,795

		3,491,517

	Computer & Electronics Retail - 1.9%
24,395	Conn’s, Inc.(b)(c)	522,053

	Financial Exchanges & Data - 2.5%
4,551	S&P Global, Inc.	698,988

	General Merchandise Stores - 2.1%
12,973	Ollie’s Bargain Outlet Holdings, Inc.(b)	579,893

	Home Entertainment Software - 10.2%
13,413	Activision Blizzard, Inc.	828,655
7,732	Electronic Arts, Inc.(b)	902,634
13,601	Take-Two Interactive Software, Inc.(b)	1,081,007

		2,812,296

	Home Improvement Retail - 2.6%
4,708	Home Depot, Inc. (The)	704,317

	Homebuilding - 2.3%
28,142	KB Home	645,015

	Homefurnishing Retail - 2.8%
12,062	RH(b)(c)	785,598

	Hotels, Resorts & Cruise Lines - 5.4%
4,145	Marriott Vacations Worldwide Corp.	484,343
9,723	Wyndham Worldwide Corp.	1,014,790

		1,499,133

	Hypermarkets & Super Centers - 2.3%
3,957	Costco Wholesale Corp.	627,224

	Internet & Direct Marketing Retail - 19.1%
1,121	Amazon.com, Inc.(b)	1,107,301
5,924	Expedia, Inc.	926,928
10,919	Liberty Ventures, Series A(b)	661,473
13,293	PetMed Express, Inc.	631,949
633	Priceline Group, Inc. (The)(b)	1,284,041

8,603	Wayfair, Inc., Class A(b)	$656,839

		5,268,531

	Internet Software & Services - 2.4%
6,284	IAC/InterActiveCorp.(b)	657,495

	Leisure Facilities - 2.7%
3,572	Vail Resorts, Inc.	752,835

	Oil & Gas Refining & Marketing - 1.8%
4,850	REX American Resources Corp.(b)	484,903

	Personal Products - 1.8%
7,712	Nu Skin Enterprises, Inc., Class A	488,632

	Restaurants - 7.7%
2,968	Cracker Barrel Old Country Store, Inc.	461,375
11,979	Dave & Buster’s Entertainment, Inc.(b)	744,016
4,968	Domino’s Pizza, Inc.	926,532

		2,131,923

	Specialty Stores - 2.3%
2,534	Ulta Beauty, Inc.(b)	636,566

	Total Common Stocks (Cost $27,280,580)	27,615,953

	Money Market Fund - 0.3%
82,376	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $82,376)	82,376

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $27,362,956) - 100.2%	27,698,329

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.3%
2,839,182	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $2,839,182)	2,839,182

	Total Investments (Cost $30,202,138)(f) - 110.5%	30,537,511
	Other assets less liabilities - (10.5)%	(2,903,874)

	Net Assets - 100.0%	$27,633,637

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,266,425. The net unrealized appreciation was $271,086, which consisted of aggregate gross unrealized appreciation of $1,129,948 and aggregate gross unrealized depreciation of $858,862.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Distillers & Vintners - 7.7%
16,056	Constellation Brands, Inc., Class A	$3,104,428
37,642	MGP Ingredients, Inc.(b)	2,219,372

		5,323,800

	Education Services - 9.2%
43,119	Adtalem Global Education, Inc.	1,401,368
18,940	Bright Horizons Family Solutions, Inc.(c)	1,496,449
118,477	Chegg, Inc.(c)	1,640,906
24,466	Grand Canyon Education, Inc.(c)	1,799,964

		6,338,687

	Environmental & Facilities Services - 3.9%
62,386	Rollins, Inc.	2,708,176

	Food Distributors - 1.9%
45,494	US Foods Holding Corp.(c)	1,280,656

	Health Care Services - 2.3%
7,923	Chemed Corp.	1,564,793

	Household Products - 12.3%
60,437	Church & Dwight Co., Inc.	3,224,314
79,476	HRG Group, Inc.(c)	1,316,917
14,862	Kimberly-Clark Corp.	1,830,404
17,970	Spectrum Brands Holdings, Inc.	2,074,457

		8,446,092

	Housewares & Specialties - 3.4%
44,124	Newell Brands, Inc.	2,326,217

	Industrial Machinery - 3.4%
16,709	Stanley Black & Decker, Inc.	2,350,789

	Internet Software & Services - 3.3%
15,290	Stamps.com, Inc.(b)(c)	2,264,449

	Packaged Foods & Meats - 20.4%
21,990	Calavo Growers, Inc.	1,628,359
50,804	Conagra Brands, Inc.	1,739,529
9,454	J & J Snack Foods Corp.	1,242,256
26,162	McCormick & Co., Inc.	2,493,239
99,678	Pilgrim’s Pride Corp.(c)	2,421,179
36,701	Pinnacle Foods, Inc.	2,179,305
27,894	Post Holdings, Inc.(c)	2,320,781

		14,024,648

	Personal Products - 2.9%
30,617	Herbalife Ltd.(b)(c)	2,036,337

	Soft Drinks - 10.0%
5,830	Coca-Cola Bottling Co. Consolidated	1,399,725
29,270	Dr Pepper Snapple Group, Inc.	2,668,253
27,320	National Beverage Corp.(b)	2,789,918

		6,857,896

	Specialized Consumer Services - 12.9%
63,077	H&R Block, Inc.	1,923,849
69,212	Service Corp. International	2,403,733
31,843	Sotheby’s(c)	1,801,995
76,464	Weight Watchers International, Inc.(b)(c)	2,738,940

		8,868,517

	Tobacco - 6.4%
40,165	Altria Group, Inc.	2,609,520

15,536	Philip Morris International, Inc.	$1,813,207

		4,422,727

	Total Common Stocks (Cost $62,280,684)	68,813,784

	Money Market Fund - 0.1%
60,611	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $60,611)	60,611

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $62,341,295) - 100.1%	68,874,395

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 12.4%
8,541,248	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $8,541,248)	8,541,248

	Total Investments (Cost $70,882,543)(f) - 112.5%	77,415,643
	Other assets less liabilities - (12.5)%	(8,619,903)

	Net Assets - 100.0%	$68,795,740

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $71,089,861. The net unrealized appreciation was $6,325,782, which consisted of aggregate gross unrealized appreciation of $7,593,855 and aggregate gross unrealized depreciation of $1,268,073.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal & Consumable Fuels - 2.6%
141,952	CONSOL Energy, Inc.(b)	$2,379,115

	Integrated Oil & Gas - 5.7%
29,617	Chevron Corp.	3,233,880
25,246	Exxon Mobil Corp.	2,020,690

		5,254,570

	Oil & Gas Drilling - 6.6%
39,263	Helmerich & Payne, Inc.(c)	1,987,493
107,676	Patterson-UTI Energy, Inc.	2,082,454
108,110	Unit Corp.(b)	1,943,818

		6,013,765

	Oil & Gas Equipment & Services - 11.9%
167,917	Archrock, Inc.	1,838,691
109,224	Forum Energy Technologies, Inc.(b)	1,447,218
72,600	Halliburton Co.	3,081,144
287,894	McDermott International, Inc.(b)	1,949,043
122,930	RPC, Inc.(c)	2,545,880

		10,861,976

	Oil & Gas Exploration & Production - 47.4%
89,375	Cabot Oil & Gas Corp.	2,222,756
180,816	Callon Petroleum Co.(b)	2,046,837
29,086	Concho Resources, Inc.(b)	3,788,742
48,048	ConocoPhillips	2,179,938
69,170	Continental Resources, Inc.(b)	2,312,353
68,488	Devon Energy Corp.	2,281,335
36,111	Diamondback Energy, Inc.(b)	3,462,323
36,780	EOG Resources, Inc.	3,499,249
195,272	Laredo Petroleum, Inc.(b)	2,530,725
180,369	Marathon Oil Corp.	2,205,913
83,499	Murphy Oil Corp.	2,219,403
75,494	Newfield Exploration Co.(b)	2,168,943
269,915	Oasis Petroleum, Inc.(b)	2,099,939
98,153	Parsley Energy, Inc., Class A(b)	2,873,920
20,716	Pioneer Natural Resources Co.	3,378,780
74,403	RSP Permian, Inc.(b)	2,556,487
284,816	Sanchez Energy Corp.(b)(c)	1,606,362

		43,434,005

	Oil & Gas Refining & Marketing - 17.0%
22,415	Andeavor(b)	2,230,965
90,517	CVR Energy, Inc.(c)	1,711,677
95,174	Delek US Holdings, Inc.	2,484,993
58,800	Marathon Petroleum Corp.	3,292,212
33,131	Phillips 66	2,774,721
45,009	Valero Energy Corp.	3,104,271

		15,598,839

	Oil & Gas Storage & Transportation - 8.8%
72,428	Cheniere Energy, Inc.(b)	3,273,745
74,352	SemGroup Corp., Class A	2,011,222
59,385	Targa Resources Corp.	2,756,058

		8,041,025

	Total Common Stocks (Cost $99,432,688)	91,583,295

	Money Market Fund - 0.0%
43,416	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $43,416)	43,416

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $99,476,104) - 100.0%	$91,626,711

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.9%
8,103,300	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $8,103,300)	8,103,300

	Total Investments (Cost $107,579,404)(f) - 108.9%	99,730,011
	Other assets less liabilities - (8.9)%	(8,164,614)

	Net Assets - 100.0%	$91,565,397

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $109,666,007. The net unrealized depreciation was $9,935,996, which consisted of aggregate gross unrealized appreciation of $1,759,812 and aggregate gross unrealized depreciation of $11,695,808.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 3.0%
15,914	Ameriprise Financial, Inc.	$2,305,620

	Diversified Banks - 4.9%
61,175	Bank of America Corp.	1,475,541
25,182	JPMorgan Chase & Co.	2,311,708

		3,787,249

	Diversified REITs - 1.7%
9,575	PS Business Parks, Inc. REIT	1,287,454

	Financial Exchanges & Data - 6.5%
17,131	CBOE Holdings, Inc.	1,619,393
11,112	MarketAxess Holdings, Inc.	2,254,514
10,688	MSCI, Inc.	1,164,458

		5,038,365

	Health Care REITs - 1.2%
50,936	CareTrust REIT, Inc. REIT	929,073

	Industrial REITs - 5.2%
27,483	EastGroup Properties, Inc. REIT	2,395,968
26,480	Prologis, Inc. REIT	1,610,249

		4,006,217

	Internet Software & Services - 1.3%
21,654	Zillow Group, Inc., Class A(b)	983,741

	Investment Banking & Brokerage - 5.9%
101,253	BGC Partners, Inc., Class A	1,276,800
42,884	E*TRADE Financial Corp.(b)	1,758,244
18,913	Raymond James Financial, Inc.	1,573,373

		4,608,417

	Life & Health Insurance - 11.9%
14,774	Primerica, Inc.	1,197,433
27,355	Principal Financial Group, Inc.	1,825,946
15,973	Prudential Financial, Inc.	1,808,623
21,849	Torchmark Corp.	1,725,415
54,220	Unum Group	2,718,049

		9,275,466

	Multi-line Insurance - 3.5%
11,490	American Financial Group, Inc.	1,165,086
14,629	Assurant, Inc.	1,539,995

		2,705,081

	Property & Casualty Insurance - 9.1%
11,458	Arch Capital Group Ltd.(b)	1,114,405
16,146	Argo Group International Holdings Ltd.	967,953
25,934	Assured Guaranty Ltd.	1,167,289
23,413	First American Financial Corp.	1,133,423
36,722	FNF Group	1,794,237
17,899	Selective Insurance Group, Inc.	906,585

		7,083,892

	Regional Banks - 27.8%
23,534	Ameris Bancorp	1,077,857
40,250	BancorpSouth, Inc.	1,209,512
17,425	Banner Corp.	1,006,642
30,916	Cathay General Bancorp	1,157,804
37,438	Centerstate Banks, Inc.	935,576
17,217	Eagle Bancorp, Inc.(b)	1,075,202
48,795	East West Bancorp, Inc.	2,780,339
26,899	First Merchants Corp.	1,087,795
14,205	First Republic Bank	1,425,188

148,208	Huntington Bancshares, Inc.	$1,963,756
32,849	Pacific Premier Bancorp, Inc.(b)	1,179,279
21,653	Renasant Corp.	917,871
37,609	Seacoast Banking Corp. of Florida(b)	878,922
27,114	Synovus Financial Corp.	1,178,917
30,116	Webster Financial Corp.	1,563,924
43,050	Western Alliance Bancorp(b)	2,168,859

		21,607,443

	Reinsurance - 2.0%
11,122	Reinsurance Group of America, Inc.	1,559,304

	Residential REITs - 2.4%
21,089	Sun Communities, Inc. REIT	1,877,132

	Specialized REITs - 10.5%
33,330	American Tower Corp. REIT	4,543,879
11,219	CoreSite Realty Corp. REIT	1,218,159
12,549	Digital Realty Trust, Inc. REIT	1,447,401
35,702	Four Corners Property Trust, Inc. REIT	906,117

		8,115,556

	Thrifts & Mortgage Finance - 3.1%
6,256	LendingTree, Inc.(b)	1,380,073
20,307	Walker & Dunlop, Inc.(b)	1,020,427

		2,400,500

	Total Common Stocks and Other Equity Interests (Cost $73,113,685)	77,570,510

	Money Market Fund - 0.1%
124,388	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c)
	(Cost $124,388)	124,388

	Total Investments (Cost $73,238,073)(d) - 100.1%	77,694,898
	Other assets less liabilities - (0.1)%	(95,210)

	Net Assets - 100.0%	$77,599,688

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $73,410,851. The net unrealized appreciation was $4,284,047, which consisted of aggregate gross unrealized appreciation of $4,824,920 and aggregate gross unrealized depreciation of $540,873.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 42.0%
36,881	Alnylam Pharmaceuticals, Inc.(b)	$3,051,534
31,616	Bluebird Bio, Inc.(b)	2,979,808
41,791	Blueprint Medicines Corp.(b)	2,186,923
140,862	Cara Therapeutics, Inc.(b)(c)	1,977,702
68,716	Clovis Oncology, Inc.(b)	5,827,804
106,168	Dynavax Technologies Corp.(b)	1,682,763
182,661	Exact Sciences Corp.(b)	7,087,247
289,880	Exelixis, Inc.(b)	7,858,647
25,961	Foundation Medicine, Inc.(b)(c)	917,721
93,962	Ignyta, Inc.(b)	892,639
213,239	ImmunoGen, Inc.(b)(c)	1,266,640
355,693	Immunomedics, Inc.(b)(c)	3,044,732
33,505	Loxo Oncology, Inc.(b)	2,422,747
85,251	MiMedx Group, Inc.(b)(c)	1,275,355
35,913	Portola Pharmaceuticals, Inc.(b)	2,215,832
137,343	PTC Therapeutics, Inc.(b)	2,832,013
45,786	Puma Biotechnology, Inc.(b)	4,351,959
20,910	Sage Therapeutics, Inc.(b)	1,667,572
126,452	Sangamo Therapeutics, Inc.(b)	1,087,487

		54,627,125

	Health Care Equipment - 21.3%
23,981	ABIOMED, Inc.(b)	3,551,346
21,373	Becton, Dickinson and Co.	4,304,522
127,271	Boston Scientific Corp.(b)	3,387,954
29,905	Edwards Lifesciences Corp.(b)	3,444,458
21,297	Hill-Rom Holdings, Inc.	1,587,052
20,588	IDEXX Laboratories, Inc.(b)	3,427,079
34,271	Inogen, Inc.(b)	3,234,497
88,107	Novocure Ltd.(b)(c)	1,815,004
24,954	NuVasive, Inc.(b)	1,641,724
15,926	Penumbra, Inc.(b)	1,300,358

		27,693,994

	Health Care Services - 5.6%
40,434	Amedisys, Inc.(b)	1,914,954
15,586	LHC Group, Inc.(b)	902,429
62,492	Teladoc, Inc.(b)(c)	2,049,738
61,477	Tivity Health, Inc.(b)	2,437,563

		7,304,684

	Health Care Supplies - 9.2%
32,636	Align Technology, Inc.(b)	5,457,718
42,747	Merit Medical Systems, Inc.(b)	1,752,627
120,715	OraSure Technologies, Inc.(b)	2,117,341
33,348	Spectranetics Corp. (The)(b)	1,283,898
15,285	West Pharmaceutical Services, Inc.	1,355,780

		11,967,364

	Life Sciences Tools & Services - 4.2%
59,800	INC Research Holdings, Inc., Class A(b)	3,289,000
30,035	PRA Health Sciences, Inc.(b)	2,234,604

		5,523,604

	Managed Health Care - 9.9%
22,000	Aetna, Inc.	3,394,820
32,248	HealthEquity, Inc.(b)	1,479,216
24,031	UnitedHealth Group, Inc.	4,609,386
19,245	WellCare Health Plans, Inc.(b)	3,406,173

		12,889,595

	Pharmaceuticals - 7.8%
51,332	Aerie Pharmaceuticals, Inc.(b)	2,787,327
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
99,363	Corcept Therapeutics, Inc.(b)	1,239,057
41,591	Intersect ENT, Inc.(b)	1,139,593

78,283	Omeros Corp.(b)(c)	$1,640,812
58,589	Supernus Pharmaceuticals, Inc.(b)	2,369,925
30,152	Theravance Biopharma, Inc. (Cayman Islands)(b)(c)	968,784

		10,160,446

	Total Common Stocks (Cost $116,016,815)	130,166,812

	Money Market Fund - 0.1%
97,654	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $97,654)	97,654

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $116,114,469) - 100.1%	130,264,466

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.6%
12,528,603	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $12,528,603)	12,528,603

	Total Investments (Cost $128,643,072)(f) - 109.7%	142,793,069
	Other assets less liabilities - (9.7)%	(12,621,925)

	Net Assets - 100.0%	$130,171,144

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $128,734,107. The net unrealized appreciation was $14,058,962, which consisted of aggregate gross unrealized appreciation of $16,353,844 and aggregate gross unrealized depreciation of $2,294,882.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 19.8%
14,644	Boeing Co. (The)	$3,550,584
22,328	HEICO Corp.	1,794,501
103,846	Kratos Defense & Security Solutions, Inc.(b)	1,142,825
18,776	Lockheed Martin Corp.	5,485,033
10,834	Northrop Grumman Corp.	2,850,751
19,652	Raytheon Co.	3,375,624
21,579	TransDigm Group, Inc.	6,088,299

		24,287,617

	Agricultural & Farm Machinery - 1.9%
33,126	Toro Co. (The)	2,354,927

	Air Freight & Logistics - 1.1%
57,535	Air Transport Services Group, Inc.(b)	1,401,553

	Building Products - 5.9%
48,596	A.O. Smith Corp.	2,602,316
33,021	Apogee Enterprises, Inc.	1,720,064
17,219	Lennox International, Inc.	2,944,449

		7,266,829

	Commercial Printing - 2.7%
29,326	Deluxe Corp.	2,117,337
15,300	Multi-Color Corp.	1,231,650

		3,348,987

	Commodity Chemicals - 1.9%
33,986	Trinseo SA	2,389,216

	Construction & Engineering - 2.2%
39,123	EMCOR Group, Inc.	2,640,802

	Construction & Farm Machinery & Heavy Trucks - 1.7%
69,463	Navistar International Corp.(b)	2,137,377

	Data Processing & Outsourced Services - 2.4%
22,891	Fiserv, Inc.(b)	2,941,493

	Distributors - 1.3%
14,204	Pool Corp.	1,535,736

	Diversified Support Services - 5.0%
21,633	Cintas Corp.	2,917,210
60,493	Healthcare Services Group, Inc.	3,160,759

		6,077,969

	Electronic Components - 5.2%
13,481	Littelfuse, Inc.	2,429,007
33,087	Universal Display Corp.	3,990,292

		6,419,299

	Electronic Equipment & Instruments - 4.3%
14,842	Coherent, Inc.(b)	3,933,130
56,470	Control4 Corp.(b)	1,290,339

		5,223,469

	Electronic Manufacturing Services - 1.7%
120,216	KEMET Corp.(b)	2,025,640

	Health Care Equipment - 2.9%
43,040	Danaher Corp.	3,507,330

	Household Appliances - 2.5%
29,235	iRobot Corp.(b)	$3,084,585

	Human Resource & Employment Services - 1.5%
28,666	WageWorks, Inc.(b)	1,869,023

	Industrial Machinery - 11.0%
21,362	IDEX Corp.	2,489,527
19,082	Illinois Tool Works, Inc.	2,685,028
31,395	Ingersoll-Rand PLC	2,758,993
22,478	John Bean Technologies Corp.	2,076,967
20,769	Parker-Hannifin Corp.	3,447,239

		13,457,754

	IT Consulting & Other Services - 6.7%
29,634	Accenture PLC, Class A	3,817,452
34,674	Gartner, Inc.(b)	4,449,368

		8,266,820

	Life Sciences Tools & Services - 3.5%
7,584	Mettler-Toledo International, Inc.(b)	4,346,239

	Paper Packaging - 2.8%
31,907	Packaging Corp. of America	3,493,178

	Security & Alarm Services - 1.6%
24,942	Brink’s Co. (The)	1,949,217

	Semiconductor Equipment - 1.6%
27,543	Advanced Energy Industries, Inc.(b)	1,998,245

	Specialty Chemicals - 4.3%
15,539	Sherwin-Williams Co. (The)	5,240,839

	Technology Distributors - 1.2%
18,719	ePlus, Inc.(b)	1,514,367

	Trading Companies & Distributors - 1.1%
37,513	Triton International Ltd. (Bermuda)	1,352,719

	Trucking - 2.2%
28,429	Old Dominion Freight Line, Inc.	2,726,625

	Total Common Stocks (Cost $107,385,910)	122,857,855

	Money Market Fund - 0.1%
91,209	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(c)
	(Cost $91,209)	91,209

	Total Investments (Cost $107,477,119)(d) - 100.1%	122,949,064
	Other assets less liabilities - (0.1)%	(112,055)

	Net Assets - 100.0%	$122,837,009

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(d)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $107,573,828. The net unrealized appreciation was $15,375,236, which consisted of aggregate gross unrealized appreciation of $16,183,112 and aggregate gross unrealized depreciation of $807,876.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 2.0%
56,057	Mercury Systems, Inc.(b)	$2,461,463

	Application Software - 16.2%
19,730	Adobe Systems, Inc.(b)	2,890,248
22,574	Blackbaud, Inc.	2,084,483
96,503	Cadence Design Systems, Inc.(b)	3,560,961
74,163	Callidus Software, Inc.(b)	1,802,161
20,667	Intuit, Inc.	2,835,719
35,759	Paycom Software, Inc.(b)	2,506,348
37,224	Pegasystems, Inc.	2,250,191
54,539	RingCentral, Inc., Class A(b)	1,897,957

		19,828,068

	Communications Equipment - 11.6%
62,572	Applied Optoelectronics, Inc.(b)(c)	6,100,144
17,026	Arista Networks, Inc.(b)	2,541,812
236,717	Extreme Networks, Inc.(b)	2,080,742
56,227	Lumentum Holdings, Inc.(b)	3,519,810

		14,242,508

	Data Processing & Outsourced Services - 5.0%
30,087	Jack Henry & Associates, Inc.	3,228,936
112,011	Square, Inc., Class A(b)	2,951,490

		6,180,426

	Electronic Components - 4.4%
70,637	Amphenol Corp., Class A	5,412,207

	Health Care Technology - 2.3%
43,357	Veeva Systems, Inc., Class A(b)	2,764,442

	Internet Software & Services - 14.6%
42,059	2U, Inc.(b)	2,176,553
86,387	Blucora, Inc.(b)	1,935,069
27,358	Facebook, Inc., Class A(b)	4,630,341
88,109	Five9, Inc.(b)	1,943,685
52,625	GTT Communications, Inc.(b)	1,607,694
59,317	MINDBODY, Inc., Class A(b)	1,539,276
44,733	Q2 Holdings, Inc.(b)	1,740,114
119,114	TrueCar, Inc.(b)(c)	2,254,828

		17,827,560

	Semiconductor Equipment - 10.1%
63,171	Applied Materials, Inc.	2,799,107
79,508	Axcelis Technologies, Inc.(b)	1,765,078
79,486	Brooks Automation, Inc.	1,952,176
19,350	Lam Research Corp.	3,085,551
114,887	Ultra Clean Holdings, Inc.(b)	2,694,100

		12,296,012

	Semiconductors - 22.4%
294,786	Advanced Micro Devices, Inc.(b)	4,012,037
35,985	CEVA, Inc.(b)	1,664,306
47,520	Cirrus Logic, Inc.(b)	2,919,629
37,564	MACOM Technology Solutions Holdings, Inc.(b)	2,274,500
77,025	MaxLinear, Inc., Class A(b)	2,018,055
92,361	Micron Technology, Inc.(b)	2,597,191
26,275	Monolithic Power Systems, Inc.	2,688,458
29,527	NVIDIA Corp.	4,798,433
41,634	Skyworks Solutions, Inc.	4,366,158

		27,338,767

	Systems Software - 1.7%
53,625	Gigamon, Inc.(b)	$2,131,594

	Technology Hardware, Storage & Peripherals - 6.6%
37,560	Apple, Inc.	5,586,299
29,026	Western Digital Corp.	2,470,693

		8,056,992

	Wireless Telecommunication Services - 3.1%
60,639	T-Mobile US, Inc.(b)	3,739,001

	Total Common Stocks (Cost $100,307,888)	122,279,040

	Money Market Fund - 0.1%
107,294	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $107,294)	107,294

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $100,415,182) - 100.1%	122,386,334

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.9%
4,767,828	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $4,767,828)	4,767,828

	Total Investments (Cost $105,183,010)(f) - 104.0%	127,154,162
	Other assets less liabilities - (4.0)%	(4,875,224)

	Net Assets - 100.0%	$122,278,938

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $105,245,998. The net unrealized appreciation was $21,908,164, which consisted of aggregate gross unrealized appreciation of $22,168,741 and aggregate gross unrealized depreciation of $260,577.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 43.2%
41,533	Alliant Energy Corp.	$1,683,332
21,340	American Electric Power Co., Inc.	1,505,324
23,683	Duke Energy Corp.	2,015,897
26,760	Edison International	2,105,477
17,780	El Paso Electric Co.	922,782
28,176	Eversource Energy	1,712,819
14,623	IDACORP, Inc.	1,262,842
17,583	MGE Energy, Inc.	1,170,149
13,968	NextEra Energy, Inc.	2,040,585
37,804	OGE Energy Corp.	1,355,651
32,587	PG&E Corp.	2,205,814
21,915	Pinnacle West Capital Corp.	1,900,688
36,879	PNM Resources, Inc.	1,469,628
24,016	Portland General Electric Co.	1,073,275
41,112	Xcel Energy, Inc.	1,945,009

		24,369,272

	Gas Utilities - 16.1%
19,297	Atmos Energy Corp.	1,674,208
36,159	New Jersey Resources Corp.	1,524,102
12,903	ONE Gas, Inc.	939,080
33,530	South Jersey Industries, Inc.	1,139,014
15,369	Southwest Gas Holdings, Inc.	1,231,057
17,009	Spire, Inc.	1,234,854
25,881	UGI Corp.	1,306,214

		9,048,529

	Multi-Utilities - 33.6%
24,820	Ameren Corp.	1,392,402
21,756	Avista Corp.	1,144,583
17,446	Black Hills Corp.	1,215,288
54,853	CenterPoint Energy, Inc.	1,546,306
44,407	CMS Energy Corp.	2,053,380
20,619	Consolidated Edison, Inc.	1,708,490
17,258	DTE Energy Co.	1,847,642
75,354	NiSource, Inc.	1,963,725
19,600	NorthWestern Corp.	1,132,684
24,903	SCANA Corp.	1,603,006
21,924	Vectren Corp.	1,317,852
31,469	WEC Energy Group, Inc.	1,981,603

		18,906,961

	Renewable Electricity - 1.7%
16,667	Ormat Technologies, Inc.	988,353

	Water Utilities - 5.4%
22,639	American Water Works Co., Inc.	1,836,023
35,980	Aqua America, Inc.	1,201,012

		3,037,035

	Total Common Stocks (Cost $55,208,061)	56,350,150

	Money Market Fund - 0.3%
160,413	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(b)
	(Cost $160,413)	160,413

	Total Investments (Cost $55,368,474)(c) - 100.3%	56,510,563
	Other assets less liabilities - (0.3)%	(174,868)

	Net Assets - 100.0%	$56,335,695

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(c)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $55,616,263. The net unrealized appreciation was $894,300, which consisted of aggregate gross unrealized appreciation of $1,560,403 and aggregate gross unrealized depreciation of $666,103.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

July 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Alternative Carriers - 0.3%
34,220	Cogent Communications Holdings, Inc.	$1,428,685

	Application Software - 0.0%
64,171	NQ Mobile, Inc., Class A ADR (China)(b)(c)	219,465

	Casinos & Gaming - 0.1%
21,503	500.com Ltd., Class A ADR (China)(b)(c)	255,241

	Communications Equipment - 1.8%
54,028	Arista Networks, Inc.(c)	8,065,840

	Internet & Direct Marketing Retail - 39.6%
26,588	1-800-Flowers.com, Inc., Class A(c)	256,574
34,790	Amazon.com, Inc.(c)	34,364,866
316,567	Ctrip.com International Ltd. ADR (China)(c)	18,908,547
87,640	Etsy, Inc.(c)	1,259,387
103,702	Expedia, Inc.	16,226,252
20,638	FTD Cos., Inc.(c)	405,537
421,856	Groupon, Inc., Class A(c)	1,586,178
39,398	HSN, Inc.	1,562,131
432,163	JD.Com, Inc., Class A ADR (China)(c)	19,520,803
24,089	Lands’ End, Inc.(c)	325,201
40,853	Liberty Expedia Holdings, Inc., Class A(c)	2,330,664
54,209	Liberty TripAdvisor Holdings, Inc., Series A(c)	636,956
43,793	MakeMyTrip Ltd. (India)(b)(c)	1,425,462
212,220	Netflix, Inc.(c)	38,551,885
22,493	Nutrisystem, Inc.	1,253,985
18,805	Overstock.com, Inc.(c)	300,880
15,438	PetMed Express, Inc.(b)	733,922
18,434	Priceline Group, Inc. (The)(c)	37,393,369
25,397	Shutterfly, Inc.(c)	1,245,469
96,309	TripAdvisor, Inc.(c)	3,757,977

		182,046,045

	Internet Software & Services - 54.3%
44,728	21Vianet Group, Inc., Class A ADR (China)(b)(c)	199,487
35,761	2U, Inc.(c)	1,850,632
25,266	Actua Corp.(c)	341,091
129,733	Akamai Technologies, Inc.(c)	6,115,614
34,842	Alarm.com Holdings, Inc.(c)	1,325,041
35,863	Alphabet, Inc., Class C(c)	33,370,522
45,033	Angie’s List, Inc.(b)(c)	539,495
37,861	Autohome, Inc., Class A ADR (China)(b)(c)	1,843,074
92,961	Baidu, Inc. ADR (China)(c)	21,041,722
67,326	Bankrate, Inc.(c)	935,831
23,788	Baozun, Inc. ADR (China)(b)(c)	772,158
62,916	Bazaarvoice, Inc.(c)	295,705
23,347	Benefitfocus, Inc.(b)(c)	834,655
32,333	Blucora, Inc.(c)	724,259
25,698	Brightcove, Inc.(c)	172,177
20,677	Carbonite, Inc.(c)	487,977
23,424	Cimpress NV (Netherlands)(b)(c)	2,066,934
42,739	Cornerstone OnDemand, Inc.(c)	1,722,809
24,568	CoStar Group, Inc.(c)	6,769,712
37,984	Coupa Software, Inc.(b)(c)	1,167,248

47,533	Criteo SA ADR (France)(b)(c)	$2,405,170
38,045	DHI Group, Inc.(c)	83,699
504,362	eBay, Inc.(c)	18,020,854
107,335	Endurance International Group Holdings, Inc.(c)	992,849
32,964	Envestnet, Inc.(c)	1,287,244
228,484	Facebook, Inc., Class A(c)	38,670,917
40,951	Five9, Inc.(c)	903,379
68,854	GoDaddy, Inc., Class A(c)	2,959,345
64,994	Gogo, Inc.(b)(c)	791,627
48,139	Hortonworks, Inc.(b)(c)	645,063
54,688	IAC/InterActiveCorp.(c)	5,722,005
36,251	j2 Global, Inc.	3,067,922
23,680	Liquidity Services, Inc.(c)	161,024
43,962	LivePerson, Inc.(c)	595,685
39,475	LogMeIn, Inc.	4,596,864
36,431	Match Group, Inc.(b)(c)	664,866
52,287	Meet Group, Inc. (The)(c)	262,481
33,134	MercadoLibre, Inc. (Argentina)	9,556,508
42,051	Mimecast Ltd.(b)(c)	1,179,951
29,624	MINDBODY, Inc., Class A(b)(c)	768,743
59,235	Momo, Inc., Class A ADR (China)(c)	2,602,194
57,212	NetEase, Inc. ADR (China)	17,808,951
40,246	New Relic, Inc.(c)	1,889,952
49,806	NIC, Inc.	809,348
60,165	Nutanix, Inc., Class A(b)(c)	1,278,205
180,785	Pandora Media, Inc.(b)(c)	1,618,026
25,997	Shutterstock, Inc.(b)(c)	1,095,514
53,238	SINA Corp. (China)(c)	5,047,495
29,219	Sohu.com, Inc. (China)(c)	1,660,516
12,934	SPS Commerce, Inc.(c)	747,585
12,745	Stamps.com, Inc.(b)(c)	1,887,535
20,556	Trade Desk, Inc. (The), Class A(b)(c)	1,095,840
69,869	TrueCar, Inc.(b)(c)	1,322,620
548,472	Twitter, Inc.(c)	8,824,914
76,134	VeriSign, Inc.(b)(c)	7,702,477
38,449	Web.com Group, Inc.(c)	843,956
28,448	WebMD Health Corp.(b)(c)	1,884,680
42,834	Weibo Corp., Class A ADR (China)(b)(c)	3,296,076
34,192	Wix.com Ltd. (Israel)(c)	2,109,646
209,493	Yandex NV, Class A (Russia)(c)	6,071,107
28,828	YY, Inc., Class A ADR (China)(c)	2,061,202
41,183	Zillow Group, Inc., Class A(c)	1,870,944

		249,441,122

	Specialized REITs - 3.8%
39,231	Equinix, Inc. REIT	17,682,589

	Wireless Telecommunication Services - 0.1%
29,320	Boingo Wireless, Inc.(c)	434,815

	Total Common Stocks and Other Equity Interests (Cost $370,426,514)	459,573,802

	Money Market Fund - 0.0%
55,578	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.90%(d)
	(Cost $55,578)	55,578

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $370,482,092) - 100.0%	459,629,380

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.5%
25,073,129	Invesco Government & Agency Portfolio - Institutional Class, 0.93%(d)(e) (Cost $25,073,129)	25,073,129

	Total Investments (Cost $395,555,221)(f) - 105.5%	484,702,509
	Other assets less liabilities - (5.5)%	(25,265,509)

	Net Assets - 100.0%	$459,437,000

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments(a)

(f)	At July 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $402,428,986. The net unrealized appreciation was $82,273,523, which consisted of aggregate gross unrealized appreciation of $108,126,409 and aggregate gross unrealized depreciation of $25,852,886.

This Fund has holdings greater than 10% of net assets in the following country:

China	20.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The value of options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Russell 2000 Equal Weight Portfolio
Equity Securities	$22,664,841	$—	$5,702	$22,670,543

PowerShares Russell 2000 Pure Value Portfolio
Equity Securities	$87,487,933	$—	$0	$87,487,933

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$26,417,677	$—	$2,209	$26,419,886

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$329,725,818	$—	$—	$329,725,818
Swap Agreements(a)	—	(342,525)	—	(342,525)

Total Investments	$329,725,818	$(342,525)	$—	$329,383,293

PowerShares Golden Dragon China Portfolio
Equity Securities	$219,908,421	$—	$0	$219,908,421

PowerShares Dynamic Biotechnology & Genome Portfolio
Equity Securities	$271,811,275	$—	$338,010	$272,149,285

PowerShares DWA Healthcare Momentum Portfolio
Equity Securities	$142,778,121	$—	$14,948	$142,793,069

(a)	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

	Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$—	$(1,861,160)
Unrealized depreciation on swap agreements — OTC	(342,525)	—

Total Derivative Liabilities	$(342,525)	$(1,861,160)

Derivatives not subject to master netting agreements	—	1,861,160

Total Derivative Liabilities subject to master netting agreements	$(342,525)	$—

Effect of Derivative Investments for the three months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Global Listed Private Equity Portolio	PowerShares S&P 500 BuyWrite Portfolio
	Equity Risk
Realized Gain (Loss):
Options written	$—	$(4,439,707)
Swap agreements	2,998,202	—
Change in Net Unrealized Appreciation (Depreciation):
Options written	—	2,097,542
Swap agreements	(1,530,976)	—

Total	$1,467,226	$(2,342,165)

The table below summarizes the average notional value of options written and swap agreements outstanding during the period.

	Average Notional Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Options written	$—	$318,551,333
Swap agreements	28,743,728	—

Item 2.    Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2017

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	9/28/2017